AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 2018.

FILE NO. 033-19946

811-03072-01

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 40	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 820	☒

HARTFORD LIFE INSURANCE COMPANY

DC VARIABLE ACCOUNT-I

AND

HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT TWO

(Exact Name of Registrant)

HARTFORD LIFE INSURANCE COMPANY

(Name of Depositor)

P.O. BOX 2999

HARTFORD, CT 06104-2999

(Address of Depositor’s Principal Offices)

(860) 547-5000

(Depositor’s Telephone Number, Including Area Code)

CHRISTOPHER M. GRINNELL

MASSACHUSETTS MUTUAL LIFE INSURANCE COMPANY

1295 STATE STREET

SPRINGFIELD, MASSACHUSETTS 01111

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

It is proposed that this filing will become effective:

☐            immediately upon filing pursuant to paragraph (b) of Rule 485

☒          on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐            60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐            on              pursuant to paragraph (a)(1) of Rule 485

☐            this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A

Group Variable Annuity Contracts

Issued by Hartford Life Insurance Company

With Respect to Separate Account DC

Variable Account-I and Separate

Account Two

Administered by Massachusetts Mutual
Life Insurance Company

This Prospectus sets forth information you should know before you purchase or become a Participant under the group variable annuity contract (the "Contract" or "Contracts"). Please read it carefully before you purchase or become a Participant under the Contract. We no longer sell the Contract. However, we continue to administer existing Contracts. The Contract provides for accumulation of Participant Account value and Annuity payments on a fixed and/or variable basis.

Hartford Life Insurance Company issues the Contracts in connection with Deferred Compensation Plans of tax-exempt and governmental employers. We can also issue the Contracts in connection with certain Qualified Plans of employers (generally tax-exempt or non-tax-exempt).

We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in a Separate Account known as Hartford Life Insurance Company DC Variable Account-I ("DC-I") during the period before annuity payouts start. When annuity payouts start, Contract values are held in our Separate Account that is known as Hartford Life Insurance Company Separate Account Two ("DC-II").

For Contracts issued in connection with Qualified Plans, we hold Contributions in DC-II during the period before annuity payouts start and during the period after annuity payouts start.

The Contracts may contain a General Account option or a different General Account contract may be issued in conjunction with the Contracts. The General Account option or contract may contain restrictions. The General Account option or contract and these restrictions are not described in this Prospectus. The General Account option or contract is not required to be registered with the Securities and Exchange Commission ("SEC").

We allocate the Contributions to the "Sub-Accounts" as directed by the Contract Owner or Participant, as applicable. Sub-Accounts are divisions of a Separate Account.

The Sub-Accounts purchase shares of underlying mutual funds ("Funds") that have investment strategies ranging from conservative to aggressive. Because your Contributions purchase Sub-Accounts, you do not invest directly in any of the underlying Funds.

The underlying Funds are listed below:

DC-I:

•  AB VPS International Value Portfolio — Class B

•  American Funds Growth Fund — Class 2

•  BlackRock S&P 500 Index V.I. Fund — Class I Shares

•  Calvert VP SRI Balanced Portfolio — Class I

•  Fidelity® VIP Contrafund® Portfolio — Initial Class

•  Fidelity® VIP Freedom 2015 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2020 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2025 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2030 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2035 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2040 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2045 Portfolio — Service Class 2

DC-II:

•  AB VPS International Value Portfolio — Class B

•  American Century VP Capital Appreciation Fund — Class I

•  American Funds Growth Fund — Class 2

•  BlackRock S&P 500 Index V.I. Fund — Class I Shares

•  Calvert VP SRI Balanced Portfolio — Class I

•  Fidelity® VIP Asset Manager Portfolio — Initial Class

•  Fidelity® VIP Contrafund® Portfolio — Initial Class

•  Fidelity® VIP Freedom 2015 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2020 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2025 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2030 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2035 Portfolio — Service Class 2

DC-I:

•  Fidelity® VIP Freedom 2050 Portfolio — Service Class 2

•  Fidelity® VIP Freedom Income Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 20% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 50% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 60% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 70% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 85% Portfolio — Service Class 2

•  Franklin Income VIP Fund — Class 2

•  Hartford Balanced HLS Fund — Class IA

•  Hartford Capital Appreciation HLS Fund — Class IA

•  Hartford Dividend and Growth HLS Fund — Class IA

•  Hartford Growth Opportunities HLS Fund — Class IA

•  Hartford International Opportunities HLS Fund — Class IA

•  Hartford Small Cap Growth HLS Fund — Class IA

•  Hartford Stock HLS Fund — Class IA

•  Hartford Total Return Bond HLS Fund — Class IA

•  Hartford Ultrashort Bond HLS Fund — Class IA

•  Hartford U.S. Government Securities HLS Fund — Class IA

•  Invesco V.I. Comstock Fund — Series II

•  Invesco V.I. Equity and Income Fund — Series II

•  Oppenheimer Global Fund/VA — Service Shares

•  PIMCO VIT Real Return Portfolio — Administrative Class

•  Pioneer Mid Cap Value VCT Portfolio — Class II

•  Putnam VT Small Cap Value Fund — Class IB

•  Royce Small-Cap Portfolio — Investment Class

•  MSVI Fund, Inc. Mid Cap Growth Portfolio — Class II

•  MSVI Fund, Inc. U.S. Real Estate Portfolio — Class II

•  Victory Variable Insurance Diversified Stock Fund — Class A

DC-II:

•  Fidelity® VIP Freedom 2040 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2045 Portfolio — Service Class 2

•  Fidelity® VIP Freedom 2050 Portfolio — Service Class 2

•  Fidelity® VIP Freedom Income Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 20% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 50% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 60% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 70% Portfolio — Service Class 2

•  Fidelity® VIP FundsManager 85% Portfolio — Service Class 2

•  Fidelity® VIP Growth Portfolio — Initial Class

•  Fidelity® VIP Overseas Portfolio — Initial Class

•  Franklin Income VIP Fund — Class 2

•  Hartford Balanced HLS Fund — Class IA

•  Hartford Capital Appreciation HLS Fund — Class IA

•  Hartford Dividend and Growth HLS Fund — Class IA

•  Hartford Growth Opportunities HLS Fund — Class IA

•  Hartford International Opportunities HLS Fund — Class IA

•  Hartford Small Cap Growth HLS Fund — Class IA

•  Hartford Stock HLS Fund — Class IA

•  Hartford Total Return Bond HLS Fund — Class IA

•  Hartford Ultrashort Bond HLS Fund — Class IA

•  Hartford U.S. Government Securities HLS Fund — Class IA

•  Invesco V.I. Comstock Fund — Series II

•  Invesco V.I. Equity and Income Fund — Series II

•  Oppenheimer Global Fund/VA — Service Shares

•  PIMCO VIT Real Return Portfolio — Administrative Class

•  Pioneer Mid Cap Value VCT Portfolio — Class II

•  Putnam VT Small Cap Value Fund — Class IB

•  Royce Small-Cap Portfolio — Investment Class

•  MSVI Fund, Inc. Mid Cap Growth Portfolio — Class II

•  MSVI Fund, Inc. U.S. Real Estate Portfolio — Class II

•  Victory Variable Insurance Diversified Stock Fund — Class A

For more information on the underlying Funds see the section entitled "The Funds".

If you decide to become a Contract Owner or a Participant, you should keep this Prospectus for your records. You can also call us at 1-800-528-9009 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about the Contract, and like this Prospectus, is filed with the SEC. We have included a Table of Contents for the Statement of Additional Information at the end of this Prospectus.

The SEC doesn't approve or disapprove these securities or determine if the information in this Prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This group variable annuity contract IS NOT:

t  A bank deposit or obligation

t  Federally insured

t  Endorsed by any bank or governmental agency

Prospectus Dated: May 1, 2018
Statement of Additional Information Dated: May 1, 2018

GLOSSARY OF SPECIAL TERMS

Accumulation Period: The period before the start of Annuity payouts.

Accumulation Units: If you allocate your Contributions to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of Participant Accounts invested in the Sub-Accounts prior to Annuitization.

Administrative Office: Our overnight mailing address is: 100 Bright Meadow Blvd., Enfield, CT 06082-1981. Our standard mailing address is: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, Connecticut 06144-1583.

Annual Maintenance Fee: An annual charge for establishing and maintaining a Participant Account under a Contract.

Annuitant: The person on whose life Annuity payouts are based.

Annuitant's Account: An account established at the beginning of the Annuity Period for making Annuity payouts under the Contracts.

Annuity: A series of payments for life or another designated period.

Annuity Commencement Date: The date we start to make Annuity payouts to you.

Annuity Period: The period during which we make Annuity payouts to you.

Annuity Unit: A unit of measure we use to calculate the value of Annuity payments under a Variable Annuity payout option.

Beneficiary: The person or persons designated to receive Contract values in the event of the Participant's or Annuitant's death.

Code: The Internal Revenue Code of 1986, as amended.

Contract Owner: The Employer or entity owning the Contract.

Contract Year: A period of 12 months beginning with the effective date of the Contract or with any anniversary of the effective date.

Contribution(s): The amount(s) paid or transferred to us by the Contract Owner on behalf of Participants pursuant to the terms of the Contracts.

Date of Coverage: The date on which we receive the application on behalf of a Participant.

DC Variable Account I or DC-I: Our Separate Account, Hartford Life Insurance Company DC Variable Account-I.

DC-II: Our Separate Account, Hartford Life Insurance Company Separate Account Two.

Deferred Compensation Plan: A plan established and maintained in accordance with the provisions of Section 457 of the Code and the regulations issued thereunder.

Due Proof of Death: A certified copy of the death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to us.

Employer: A governmental or tax-exempt employer maintaining a Deferred Compensation Plan for its employees or other eligible persons, or an employer sponsoring a Qualified Plan for its employees.

Fixed Annuity: An Annuity providing for guaranteed payments which remain fixed in amount throughout the payment period and which do not vary with the investment experience of a separate account.

General Account: Our General Account that consists of all of our company assets, including any money you have invested in the General Account option. The assets in the General Account are available to the creditors of Hartford.

Hartford, we or us: Hartford Life Insurance Company.

Minimum Death Benefit: The minimum amount payable upon the death of a Participant prior to age 65 and before Annuity payments have started.

Participant: A term used to describe, for record keeping purposes, any employee, former employee or other eligible person with a Participant Account under the Contract.

Participant Account: An account under a Contract to which the General Account values and the Separate Account Accumulation Units are allocated on behalf of a Participant under the Contract.

Participant's Contract Year: A period of twelve (12) months beginning with the Date of Coverage of a Participant and each successive 12-month period.

Plan: The Deferred Compensation Plan or Qualified Plan of an Employer.

Premium Tax: A tax or amount of tax, if any, charged by a state, federal, or other governmental entity on Contributions or Contract values.

Qualified Plan: A retirement plan of an Employer that qualifies for special tax treatment under section 401, 403 or 408 of the Code.

Sub-Account Value: The value on or before the Annuity Commencement Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit value for that Sub-Account.

Surrender: Any withdrawal of Contract values.

Termination Value: The value of a Participant's Account on any Valuation Day before the Annuity Commencement Date, less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

Valuation Day: Every day the New York Stock Exchange is open for trading. The value of a Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

Variable Annuity: An Annuity providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying Funds of the Separate Account.

FEE TABLE

The following tables describe the fees and expenses that a Contract Owner will pay when purchasing, owning and surrendering the Contract or, if you are a Participant, when opening, holding and surrendering a Participant Account under the Contract. In addition to the fees described below, the Contract Owner may direct us to deduct additional fees for certain Plan related expenses (see "Plan Related Expenses" under the section entitled "Contract Charges").

If you are a Contract Owner, this table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. If you are a Participant, this table describes the fees and expenses that you will pay at the time that you open a Participant Account or surrender a Participant Account under the Contract. Charges for state Premium Taxes may also be deducted when you contribute to the Contract, upon Surrender or when we start to make Annuity payouts.

Contract Owner Transaction Expenses

Sales Charge Imposed on Purchases (as a percentage of premium payments)	None
Transfer Fee (1)	$5
Contingent Deferred Sales Charge (as a percentage of amounts Surrendered) (2)(4)(5)
During the First Year through Sixth Year	7%
During the Seventh Year through Twelfth Year	5%
During the Thirteenth Year and thereafter	0%
Loan Set-Up Fee (3)	$50

This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract or have a Participant Account under the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (6)	$18
Separate Account Annual Expenses for DC-1 (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk and Administrative Charge (DC-I)	0.90%
Total Separate Account Annual Expenses (DC-I)	0.90%
Separate Account Annual Expenses for DC-1I (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk and Administrative Charge (DC-II)	1.25%
Total Separate Account Annual Expenses (DC-II)	1.25%
Loan Administration Fee (3)(7)*	$50

(1)  The Transfer Fee applies to each transfer in excess of 12 made in a Participant Contract Year. We currently waive the Transfer Fee.

(2)  Each Participant Account has its own Contingent Deferred Sales Charge schedule. The percentage of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this Prospectus.

(3)  This is the maximum fee we would charge. (See "May I request a Loan from my Participant Account?")

(4)  See Appendix II for the Contingent Deferred Sales Charge percentage for prior group contracts.

(5)  The Contingent Deferred Sales Charge has been removed from the Contracts, and will cease to apply to all Surrenders after August 1, 2011.

(6)  We deduct this $18 annual maintenance fee from each Participant Account on a quarterly basis. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

(7)  We deduct this $50 annual loan administration fee on a quarterly basis from a Participant Account. We currently waive the loan administration fee.

*  This fee does not include any rate of interest charged under the terms of a loan. Any interest charged in connection with a loan is deposited to your Participant Account upon repayment of your loan.

We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees." We may also deduct a charge for Premium Taxes at the time of Surrender.

This table shows the minimum and maximum Total Annual Fund Operating Expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract or have a Participant Account under the Contract. More details concerning each underlying Fund's fees and expenses is contained in the prospectus for each Fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.26%	1.42%

The Fidelity® VIP Freedom Portfolios and the Fidelity® VIP FundsManager Portfolios are referred to as "fund of funds," and each diversifies its assets by investing in shares of several other underlying Funds (as described in the underlying Fund prospectus). In general, each Fund will indirectly bear a pro rata share of fees and expenses incurred by the underlying Funds in which the Fund is invested. The Fund's pro rata portion of the cumulative expenses charged by the underlying Funds listed in the table below is calculated as a percentage of the Fund's average net assets. The pro rata portion of the cumulative expenses may be higher or lower depending on the allocation of the Fund's assets among the underlying Funds and the actual expenses of the underlying Funds.

EXAMPLE

These Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples reflect a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses and the highest Total Annual Fund Operating Expenses (before any fee waivers and/or expense reimbursements) of the underlying Funds. The Examples do not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. The Examples do not reflect any deduction for Contract Owner directed Plan related expenses. If a deduction for Plan related expenses applied, expenses would be higher.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, Hartford assumes a Participant Account value of $10,000 to illustrate the charges that would be deducted. The Examples assume the Annual Maintenance Fee will always be deducted if the Contract or Participant Account is Surrendered. We change the Annual Maintenance Fee for a $10,000 Participant Account value into a percentage to more easily calculate the charges. The percentage we use is 0.18%.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Mortality and Expense Risk and Administrative Charge	If you Surrender your Contract at the end of the applicable time period				If you annuitize at the end of the applicable time period				If you do not Surrender your Contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
1.25% (DC-II)	$895	$1,446	$2,001	$3,266	$231	$745	$1,285	$2,749	$249	$763	$1,303	$2,767
0.90% (DC-I)	$895	$1,446	$2,001	$3,266	$231	$745	$1,285	$2,749	$249	$763	$1,303	$2,767

CONDENSED FINANCIAL INFORMATION

When Contributions are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Contributions, minus any Premium Taxes, by the Accumulation Unit value for that day. For more information on how Accumulation Unit values are calculated see "How do I know what my Participant Account is worth?". Please refer to Appendix I for information regarding Accumulation Unit values. Accumulation Unit values may be obtained, free of charge, by calling us at 1-800-528-9009.

Available Information

We provide information about our financial strength in reports filed with the SEC and state insurance departments. For example, we file annual reports (Form 10-K), quarterly reports (Form 10-Q) and periodic reports (Form 8-K) with the SEC. Forms 10-K and 10-Q include information such as our financial statements, management discussion and analysis of the previous year of operations, risk factors, and other information. Form 8-K reports are used to communicate important developments that are not otherwise disclosed in the other forms described above.

You may read or copy these reports at the SEC's Public Reference Room at 100 F. Street N.E., Room 1580, Washington, D.C. 20549-2001. You may also obtain reports and other information about us by contacting us using the information stated on the cover page of this Prospectus, visiting our website at www.massmutual.com/govnp or visiting the SEC's website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.

SUMMARY

What are the Contracts?

The Contracts are group variable annuity contracts. They are issued in connection with a Deferred Compensation Plan or Qualified Plan of an Employer. We no longer sell the Contract. However, we continue to administer the Contract and we continue to accept Contributions to existing Contracts.

Contract Owners who purchased a prior series of Contracts can make Contributions, subject to the terms and provisions of such Contracts. New Participants may be added to such existing Contracts, but no new Contracts under that prior series will be issued. Contract Owners of a prior series of Contracts are referred to the Appendix for a description of the contingent deferred sales charges ("Sales Charges") and other expenses applicable to such earlier series of Contracts.

What is the Accumulation Period?

During the Accumulation Period under the Contracts, the Employer makes Contributions to the Contracts that are used to purchase variable Separate Account interests. Contributions allocated to purchase variable interests may, after the deductions described in this Prospectus, be invested in selected Sub-Accounts of the Separate Accounts, as appropriate.

During the Accumulation Period, a Contract Owner or a Participant may allocate monies held in the Separate Account among the available Sub-Accounts of the Separate Account. There may be restrictions under certain circumstances (See "May I transfer assets between Sub-Accounts?").

What are the sales charges under the Contract?

You do not pay a sales charge at the time Contributions are made to the Contract. We may charge you a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The amount of the Sales Charge depends on the amount you choose to Surrender from your Participant Account and the number of Participant's Contract Years that have been completed before the Surrender. It is a percentage of the amount Surrendered.

The percentage used to calculate the Sales Charge is equal to:*

Participant's Contract Years	Sales Charge
During the First through the Sixth Year	7%
During the Seventh through the Twelfth Year	5%
During the Thirteenth Year and thereafter	0%

We will not charge a Sales Charge when you partially or fully Surrender the Contract.

We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

No deduction for Sales Charges will be made in certain cases. (See "Is there ever a time when the Sales Charge does not apply?").

What charges will I pay on an annual basis?

For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. This is the charge for mortality and expense risk and administrative undertakings. The amount of the charge differs between DC-I and DC-II:

	Mortality and Expense Risk and Administrative Charge
	Separate Account
	DC-I	DC-II
Annual Rate	0.90%	1.25%

*  Please refer to Appendix II for the percentage used to calculate the Sales Charge for prior group contracts.

The rate charged for the mortality, expense and administrative undertakings under the Contracts may be reduced (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

What is the Annual Maintenance Fee?

We charge an Annual Maintenance Fee against the value of each Participant Account at the end of the Participant's Contract Year. The maximum Annual Maintenance Fee is $18 per year but this fee may be reduced or waived (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

Is there a deduction for Premium Taxes?

We deduct Premium Taxes imposed on us by a state or other government agency. Some states collect these taxes when Contributions are made; others collect at annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from the Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality and currently ranges from 0 – 3.5%.

Is there a Death Benefit?

We will pay a Minimum Death Benefit if a Participant dies before the earlier of (1) the Participant's 65th birthday or (2) the Annuity Commencement Date. (See "Death Benefits").

Is there a Loan Fee?

Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We do not currently charge the annual loan administration fee.

What is the Annuity Period?

At the end of the Accumulation Period, we will allocate Contract values held, less Premium Taxes if applicable, with respect to Participants' Accounts as directed by the Contract Owner to establish Annuitants' Accounts to provide Fixed and/or Variable Annuities under the Contracts. If applicable, we will also allocate any additional Contributions that a Contract Owner elects to make to the Annuitants' Accounts at the commencement of the Annuity Period, as directed by the Contract Owner. (See "Settlement Provisions").

What Annuity Payout Options are available?

When you purchase an Annuity, you may choose one of the following Annuity payout options, or receive a lump sum payment (all annuity options may not be available in all states or Contracts):

Life Annuity where we make monthly Annuity payments for as long as the Annuitant lives.

❖  Payments under this option stop upon the death of the Annuitant, even if the Annuitant dies after one payment.

Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 60, 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant and when the Annuitant dies, we pay any remaining value to the Beneficiary. See Annuity payout Option 3 for a discussion of how the remaining value is determined.

Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor.

❖  When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖  It is possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one sum to the Beneficiary unless other provisions have been made and approved by us.

❖  This Option does not involve life contingencies and does not provide any mortality guarantee.

❖  Surrenders by the Annuitant are subject to the limitations set forth in the Contract and any applicable contingent deferred sales charges.

Under any of the Annuity payout options above, except Payment for a Designated Period (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.

PERFORMANCE RELATED INFORMATION

Each Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the Sub-Account's inception into the Separate Account for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period (assuming the deduction of any contingent deferred sales charge which would be payable if the investment were redeemed at the end of the period). Total return figures reflect a deduction for all total fund operating expenses, the contingent deferred sales charge, the highest charge for mortality, expense risk and administrative undertakings, and the highest annual maintenance fee.

The Separate Accounts may also advertise non-standard total returns that pre-date the inception date of the Separate Accounts. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return figures reflect a deduction for total fund operating expenses, the actual charge for mortality and expense risk and administrative undertakings, and do not take into account contingent deferred sales charges or the annual maintenance fee. This means the non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized total returns.

If applicable the Sub-Accounts may advertise yield in addition to total return. At anytime in the future, yields may be higher or lower than past yields and performance is no indication of future performance.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in every state as well as the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Hartford, Connecticut; however, our mailing address is P.O. Box 1583, Hartford, CT 06144-1583. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to re-insure the obligations of Hartford under the Contracts and to provide administration of the Contracts.

On December 3, 2017, a Stock and Asset Purchase Agreement (the "Purchase Agreement") was entered into by and among Hartford Holdings, Inc. ("HHI") and its parent company, The Hartford Financial Services Group, Inc. ("HFSG"), Hopmeadow Acquisition, Inc. ("Buyer"), Hopmeadow Holdings, LP ("Buyer Parent") and Hopmeadow Holdings GP LLC ("Buyer Parent GP"), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. ("HLI"), the parent of Hartford Life Insurance Company ("HLIC") and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the "Talcott Resolution Sale Transaction"). Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the "Investor Group") led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. MassMutual will continue to administer and provide all contractual benefits under the Contracts. The terms, features and benefits of your insurance contract will NOT change as a result of the Sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

Additional information regarding the Talcott Resolution Sale Transaction can be found on The Hartford's* website at https://ir.thehartford.com and in Current Reports on Form 10-K filed by HFSG on February 23, 2018 and by HLIC on March 1, 2018 with the Securities and Exchange Commission.

*  The Hartford Financial Services Group, Inc., (NYSE: HIG) operates through its subsidiaries under the brand name, The Hartford, and is headquartered in Hartford, Conn.

THE SEPARATE ACCOUNTS

Hartford Life Insurance Company Separate Account DC Variable Account-I ("DC-I") and Hartford Life Insurance Company Separate Account Two ("DC-II") are where we set aside and invest assets of some of our annuity contracts, including the Contracts. We hold Contributions to Contracts issued in connection with Deferred Compensation Plans in DC-I during the Accumulation Period and in DC-II during the Annuity Period. We hold Contributions to Contracts issued in connection with Qualified Plans in DC-II during both the Accumulation Period and the Annuity Period. The assets of DC-I and DC-II were transferred from Hartford Variable Annuity Life Insurance Company Separate Account DC-I and Separate Account DC-II, respectively, on December 31, 1987.

Each Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Accounts or Hartford.

Each Separate Account meets the definition of "separate account" under federal securities law. Each Separate Account holds only assets for variable annuity contracts. Each Separate Account, respectively:

•  Holds assets for the benefit of Participants and Contract Owners, and the persons entitled to the payments described in the Contract.

•  Is not subject to the liabilities arising out of any other business Hartford may conduct. The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

•  Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other separate accounts.

•  May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other contracts offered by the Separate Account which are not described in this Prospectus.

•  Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.

We do not guarantee the investment results of the Separate Accounts. There is no assurance that the value of your Participant Account will equal the total of the Contributions made to your Participant Account.

THE FUNDS

The Separate Account is divided into "Sub-Accounts." Each Sub-Account invests in an underlying Fund. You choose the Funds that fit your investment goals and risk tolerance. Each Fund has its own investment objective, so each Fund is subject to different risks and expenses. For more complete information about each Fund, including risks and expenses, call us at 1-800-528-9009 to obtain each underlying Fund's prospectus. Before investing, you should carefully read each underlying Fund's prospectus along with this Prospectus.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectuses and Statements of Additional Information, which may be ordered from us. The underlying Funds' prospectuses should be read in conjunction with this Prospectus before investing.

These Funds may not be available in all States or in all Contracts.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
DC-I
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
AIM Variable Insurance Funds
Invesco V.I. Comstock Fund — Series II	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund — Series II	Seeks current income and secondarily capital appreciation.	Invesco Advisers, Inc.
AllianceBernstein Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	Seeks long-term growth of capital.	AllianceBernstein, L.P.
American Funds Insurance Series
American Funds Growth Fund — Class 2	Seeks to provide growth of capital.	Capital Research and Management Company
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index.	BlackRock Advisors, LLC
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio — Class I	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Research and Management
Fidelity Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio — Initial Class	Seeks long-term capital appreciation	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Freedom 2015 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2020 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2025 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2030 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP Freedom 2035 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2040 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2045 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2050 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom Income Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 20% Portfolio — Service Class 2	Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 50% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 60% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 70% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 85% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund — Class IA	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund — Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 1/3/2005.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Morgan Stanley Variable Insurance Funds, Inc.
Mid Cap Growth Portfolio — Class II	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Formerly UIF Mid Cap Growth Portfolio — Class II
U.S. Real Estate Portfolio — Class II

Seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Morgan Stanley Investment Management Inc.
Formerly UIF U.S. Real Estate Portfolio — Class II
Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA — Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
PIMCO Variable Insurance Trust
PIMCO VIT Real Return Portfolio — Administrative Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio — Class II	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Investment Management, Inc.
Putnam Variable Trust
Putnam VT Small Cap Value Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Ltd
Royce Capital Fund
Royce Small-Cap Portfolio — Investment Class	Long-term growth of capital.	Royce & Associates, LLC
The Victory Variable Insurance Funds
Victory Variable Insurance Diversified Stock Fund — Class A	Long-term growth of capital.	Victory Capital Management Inc.
Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
DC-II
INSURANCE COMPANY DEDICATED MUTUAL FUNDS:
AIM Variable Insurance Funds
Invesco V.I. Comstock Fund — Series II	Seeks total return through capital growth and current income.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income Fund — Series II	Seeks current income and secondarily capital appreciation.	Invesco Advisers, Inc.
AllianceBernstein Variable Products Series Fund, Inc.
AB VPS International Value Portfolio — Class B	Seeks long-term growth of capital.	AllianceBernstein, L.P.
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund — Class I	Seeks capital growth.	American Century Investment Management, Inc.
American Funds Insurance Series
American Funds Growth Fund — Class 2	Seeks to provide growth of capital.	Capital Research and Management Company
BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund — Class I Shares	Seeks investment results that, before expenses, correspond to the aggregate price and yield performance of the Standard & Poor's 500 Index.	BlackRock Advisors, LLC

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Calvert Variable Series, Inc.
Calvert VP SRI Balanced Portfolio — Class I	Seeks to provide a competitive total return through an actively managed portfolio of stocks, bonds, and money market instruments which offer income and capital growth opportunity.	Calvert Research and Management
Fidelity Variable Insurance Products Funds
Fidelity® VIP Asset Manager Portfolio — Initial Class	Seeks to obtain high total return with reduced risk over the long term by allocating its assets among stocks, bonds, and short-term instruments.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Contrafund® Portfolio — Initial Class	Seeks long-term capital appreciation.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Freedom 2015 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2020 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2025 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2030 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2035 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2040 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2045 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom 2050 Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.	Fidelity Management & Research Company
Fidelity® VIP Freedom Income Portfolio — Service Class 2	Seeks high total return with a secondary objective of principal preservation.	Fidelity Management & Research Company

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fidelity® VIP FundsManager 20% Portfolio — Service Class 2	Seeks high current income and, as a secondary objective, capital appreciation.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 50% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 60% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 70% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP FundsManager 85% Portfolio — Service Class 2	Seeks high total return.	Fidelity Management & Research Company
Fidelity® VIP Growth Portfolio — Initial Class	Seeks to achieve capital appreciation.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Fidelity® VIP Overseas Portfolio — Initial Class	Seeks long-term growth of capital.	Fidelity Management & Research Company Sub-advised by FMR Co., Inc. and other Fidelity affiliates
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund — Class 2	To maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Hartford HLS Series Fund II, Inc.
Hartford Growth Opportunities HLS Fund — Class IA	Seeks capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Small Cap Growth HLS Fund — Class IA	Seeks long-term capital appreciation.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford U.S. Government Securities HLS Fund — Class IA	Seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Series Fund, Inc.
Hartford Balanced HLS Fund — Class IA	Seeks long-term total return.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Capital Appreciation HLS Fund — Class IA	Seeks growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Closed to Contracts issued on or about 1/3/2005.
Hartford Dividend and Growth HLS Fund — Class IA	Seeks a high level of current income consistent with growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
Hartford International Opportunities HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Stock HLS Fund — Class IA	Seeks long-term growth of capital.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Total Return Bond HLS Fund — Class IA	Seeks a competitive total return, with income as a secondary objective.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Hartford Ultrashort Bond HLS Fund — Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity.	Hartford Funds Management Company, LLC Sub-advised by Wellington Management Company LLP
Morgan Stanley Variable Insurance Funds, Inc.
Mid Cap Growth Portfolio — Class II	Seeks long-term capital growth by investing primarily in common stocks and other equity securities.	Morgan Stanley Investment Management Inc.
Formerly UIF Mid Cap Growth Portfolio — Class II
U.S. Real Estate Portfolio — Class II

Seeks above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Morgan Stanley Investment Management Inc.
Formerly UIF U.S. Real Estate Portfolio — Class II
Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA — Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc. Sub-advised by OppenheimerFunds, Inc.
PIMCO Variable Insurance Trust
PIMCO VIT Real Return Portfolio — Administrative Class	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Mid Cap Value VCT Portfolio — Class II	Capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Amundi Pioneer Investment Management, Inc.
Putnam Variable Trust
Putnam VT Small Cap Value Fund — Class IB	Capital appreciation.	Putnam Investment Management, LLC Sub-advised by Putnam Investments Ltd
Royce Capital Fund
Royce Small-Cap Portfolio — Investment Class	Long-term growth of capital.	Royce & Associates, LLC

Sub-Account	Investment Objective Summary	Investment Adviser/Sub-Adviser
The Victory Variable Insurance Funds
Victory Variable Insurance Diversified Stock Fund — Class A	Long-term growth of capital.	Victory Capital Management Inc.

Mixed and Shared Funding: Shares of the Funds are sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance contracts, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another Fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

Voting Rights: We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

•  Notify the Contract Owner of any Fund shareholders' meeting if the shares held for the Contract may be voted;

•  Send proxy materials and a form of instructions to the Contract Owner or Participant that may be used to tell us how to vote the Fund shares held for the Contract;

•  Arrange for the handling and tallying of proxies received from Contract Owners or Participants;

•  Vote all Fund shares attributable to a Contract according to instructions received from the Contract Owner or Participant; and

•  Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

Voting all Fund shares for which no voting instructions are received in the same proportion as shares for which voting instructions have been received may result in a small number of Contract Owners or Participants determining the outcome of a proposal subject to a shareholder vote.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. Contract Owners or Participants may attend any shareholder meeting at which shares held for their Contract may be voted.

During the Annuity Period under a Contract, the number of votes will decrease as the assets held to fund the Annuity benefits decrease.

Substitution, Addition or Deletion of Funds, Separate Accounts and/or Sub-Accounts: We reserve the right, subject to any applicable law, to substitute the shares of any other registered investment company for the shares of any Fund held by the Separate Account. Substitution may occur if shares of the Fund(s) become unavailable or due to changes in applicable law or interpretations of law or as we deem appropriate. Current law requires notification to you of any such substitution and approval of the Securities and Exchange Commission. We also reserve the right, subject to any applicable law, to offer additional Sub-Accounts with differing investment objectives, and to make existing Sub-Account options unavailable under the Contracts in the future.

We may offer additional separate account options from time to time under these Contracts. Such new options will be subject to the then in effect charges, fees, and or transfer restrictions for the Contracts for such additional separate accounts.

Fees and Payments Received by Hartford from the Fund Families: On January 1, 2013, Hartford entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company ("MassMutual") to reinsure the obligations of Hartford under the Contracts and to provide all of the administrative services necessary to support the Contracts. In this role, MassMutual receives all charges, fees, payments and compensation described in this Prospectus as payable to Hartford for the services provided in respect of the Contracts. Additionally, MassMutual and its affiliates are responsible for marketing and selling the Contracts and for paying sales commissions and other compensation to financial intermediaries for sales and marketing activities related to the Contracts. We want you to know that Hartford receives substantial fees and payments with respect to the underlying Funds that are offered as Sub-Accounts to your Plan through the Contract. These types of fees and payments are sometimes called "revenue sharing" payments. We consider these fees and payments, among a number of other factors, when deciding to include a fund to the menu of Funds that we offer through the Contract.

All of the underlying Funds on the overall menu make payments to Hartford or an affiliate. We receive these fees and payments under agreements between Hartford and the principal underwriters, transfer agents, investment advisers and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset based sales compensation and service fees under distribution and/or servicing plans adopted by funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. MassMutual expects to make a profit on the amount of the fees and payments that exceed MassMutual's own expenses, including our expenses of paying compensation to broker-dealers, financial institutions and other persons for selling the Contracts.

We also want you to understand that not all fund families pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of the fees and payments received by Hartford varies by Fund and Hartford may receive greater or less fees and payments depending on which variable investment options your Plan selects.

For Example:

As one of its selected investment options in its Group Variable Annuity Contract, the Any Company Retirement Plan maintains an average balance of $100,000 in an investment option investing in shares of a hypothetical mutual fund during the year. If the Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.50% of assets annually, and the Fund's transfer agent pays Hartford an administrative service fee at a rate of 0.25% of assets annually, Hartford would receive $500 in 12b-1 fees and $250 in administrative service fees, for a total of $750 for that year due to the Plan's investment in the Fund.

If the Plan maintained an average balance of $100,000 in an investment option investing in a different fund during the year where that Fund's principal underwriter pays Hartford a Rule 12b-1 fee at a rate of 0.25% of assets annually, and the Fund's transfer agent pays Hartford an administrative services fee at a rate of $12 per Plan Participant Account invested in the investment option investing in the Fund, and there are 20 participants with an account balance invested in that investment option, Hartford would receive $250 in 12b-1 fees and $240 in administrative service fees, for a total of $490 for that year due to the Plan's investment in the Fund.

You should also know that the principal underwriters of certain funds have chosen to offer for sale, and Hartford has selected fund share classes with asset based sales charges and/or service fees that may or may not be higher than other available share classes of the same fund. As a result of any higher asset based fees and charges paid by investors in such share classes, the amount of fees and payments that might otherwise need to be paid by such fund principal underwriters or their affiliates to Hartford would decrease.

Some of the Sub-Accounts available in the Contract invest in funds that are part of our own and MassMutual affiliated family of funds. In addition to any fees and payments Hartford and MassMutual may receive with respect to those funds, one or more of our and MassMutual affiliates receives compensation from the Funds, including among other things a management fee and 12b-1 fees from the Funds.

For information on which underlying Funds pay Hartford such fees and at what level, please visit our website at www.massmutual.com/govnp or call 1-800-528-9009. Written information will be provided upon request.

Endorsement/Sponsorship Fees Paid By Hartford: MassMutual, as administrator for the Hartford Contracts, has entered into a sponsorship arrangement with the Florida Police Benevolent Association ("Florida PBA"). Under the arrangement, MassMutual pays sponsorship fees to the Florida PBA, which allows MassMutual to advertise its retirement products and services to Florida PBA member organizations and individuals.

For additional information on the amount of fees and payments made by MassMutual, as administrator for the Hartford Contracts, please call 1-800-528-9009. Written information will be provided upon request.

GENERAL ACCOUNT OPTION

Important information you should know: The portion of the Contract relating to the General Account option is not registered under the Securities Act of 1933 ("1933 Act") and the General Account option is not registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Neither the General Account option nor any interest in the General Account option is subject to the provisions or restrictions of the 1933 Act or the 1940 Act, and the staff of the Securities and Exchange Commission has not reviewed the disclosure regarding the General Account option.

The General Account option is part of our General Account that includes our company assets. Contributions and Contract values allocated to the General Account option are available to our general creditors.

Declared Rate of Interest: We credit interest on Contributions made to the General Account at a rate we declare for any period of time that we determine. We may change the declared interest rate from time to time at our discretion.

Guaranteed Rate of Interest: We guarantee a minimum rate of interest. The declared interest rate will not be less than the minimum guaranteed rate of interest.

Distributions and Transfers: We generally process distributions and transfers from the General Account within a reasonable period of time after we receive a Participant request at our Administrative Office. However, under certain conditions, transfers from the General Account may be limited or deferred. Distributions may be subject to a contingent deferred sales charge and may be deferred or subject to a market value adjustment.

The General Account is subject to the Company's claims-paying ability. Investors must look to the strength of the insurance company with regard to insurance company guarantees. Our ability to honor all guarantees under the Contract is subject to our claims-paying capabilities and/or financial strength.

CONTRACT CHARGES

Sales Charge: The Sales Charge covers some of the expenses relating to the sale and distribution of the Contracts, including:

•  the cost of preparing sales literature,

•  commissions and other compensation paid to broker dealers and their registered representatives, and

•  other promotional and distribution related activities.

If the Sales Charge is not sufficient to cover sales and distribution expenses, we pay those expenses from our general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

We do not deduct a Sales Charge at the time Contributions are made to the Contract. We may assess a Sales Charge when you partially or fully Surrender amounts held in your Participant Account under the Contract. The Sales Charge is based on the amount you choose to Surrender from your Participant Account and the number of Participant Contract Years completed with respect to your Participant Account before the Surrender.

The percentage used to calculate the Sales Charge is equal to:*

Participant's Contract Years	Sales Charge as a percentage of Participant Account value Surrendered
During the First through the Sixth Year	7%
During the Seventh through the Twelfth Year	5%
During the Thirteenth Year and thereafter	0%

We will not assess any Sales Charge when you partially or fully Surrender the Contract.

We may reduce the amount or term of the Sales Charge (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

When you request a full Surrender, the Sales Charge is deducted from the amount Surrendered and the balance is paid to you.

‚  Example: You request a full Surrender when the value of your Participant Account is $1,000 and the applicable Sales Charge is 5%: Your Sub-Account(s) will be surrendered by $1,000 and you will receive $950 (i.e., the $1,000 Surrender less the 5% Sales Charge).

If you request a partial Surrender and ask for a specific dollar amount, the Sales Charge will be calculated on the total amount that must be withdrawn from your Sub-Account(s) to provide you with the amount requested.

‚  Example: You ask for $1,000 when the applicable Sales Charge is 5%: Your Sub-Account(s) will be reduced by $1,052.63 (i.e., a total withdrawal of $1,052.63 made up of $52.63 in Sales Charge plus the $1,000 you requested). The net amount of $1,000 is paid to you.

Is there ever a time when the Sales Charge does not apply?

We do not deduct the Sales Charge from a Surrender from Participant's Account under a Contract in the event of the Participant's:

•  death,

•  disability, within the meaning of Code section 72(m)(7) (provided that any such disability would entitle the Participant to receive social security disability benefits),

•  confinement in a nursing home, provided the Participant is confined immediately following at least 90 days of continuous confinement in a hospital or long term care facility,

•  financial hardship (e.g., an immediate and heavy financial need of the Participant other than purchase of a principal residence or payment for post-secondary education), or

•  in the event that a Participant Account is paid out under one of the available Annuity payout options under the Contracts or under the Systematic Withdrawal Option (except that a Surrender out of Annuity payout option 5 is subject to Sales Charges, if applicable).

*  See Appendix II for the percentage used to calculate the Sales Charge for prior group contracts.

Participants with a Date of Coverage prior to October 15, 1986 may withdraw up to 10% of the value of their Participant Account on a non-cumulative basis each Participant's Contract Year, after the first, without application of Sales Charges. Participants with a Date of Coverage on or after October 15, 1986 do not have this 10% withdrawal privilege.

Mortality and Expense Risk and Administrative Charge: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Sub-Accounts. The amount of the charge differs between DC-I and DC-II:

Mortality and Expense Risk and Administrative Charge	DC-I	DC-II
Annual rate	0.90%	1.25%

The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

•  Mortality Risk during the Accumulation Period — During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

•  Mortality Risk during the Annuity Period — Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

•  Expense Risk — We also bear an expense risk that the Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits, as well as revenue sharing and Rule 12b-1 fees received from certain Funds, for any proper corporate purpose including, among other things, payment of sales expenses, including the fees paid to distributors. We expect to make a profit from the mortality and expense risk and administrative charge.

We may reduce the mortality and expense risk and administrative charge under the Contracts (See "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

Annual Maintenance Fee: The Annual Maintenance Fee is an annual $18 fee that we deduct from each Participant Account on a quarterly basis. The fee compensates us for our administrative services related to maintaining the Contract and the Participant Accounts. We deduct 25 percent of the annual fee on the last Valuation Day of each quarter, or from the proceeds of a full surrender of a Participant Account. We deduct the fee proportionately from the Sub-Accounts and any General Account value in a Participant Account.

Transfer Fee: We can deduct a Transfer Fee of $5 for each transfer between or among the Sub-Accounts under a Contract. We do not currently charge the $5 Transfer Fee.

Loan Fees: Loans may be subject to a one-time set-up fee of $50. In addition, loans may also be subject to an annual loan administration fee of $50. We do not currently charge the annual loan administration fee.

Premium Taxes: We reserve the right to deduct a charge for Premium Tax imposed on us by a state or other governmental entity. Certain states and municipalities impose a Premium Tax. In some cases, Premium Taxes are deducted at the time purchase payments are made; in other cases Premium Tax is assessed at the time of annuitization. We will pay Premium Taxes at the time imposed under applicable law. At our sole discretion, we may deduct Premium Taxes at the time we pay such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time a Participant annuitizes.

Experience Rating under the Contracts: We currently do not pay Premium Tax with respect to the Contracts, but we reserve the right to apply experience credits under a Contract based on investment, administrative, mortality or other factors, including, but not limited to: (1) the total number of Participants, (2) the sum of all Participants' Account values, (3) the allocation of Contract values between the General Account and the Separate Accounts under the Contract, (4) present or anticipated levels of Contributions, distributions, transfers, administrative expenses or commissions, and (5) whether we are the exclusive annuity contract provider. Experience credits can take the form of a reduction in the deduction for Mortality and Expense Risk and Administrative Charges, a reduction in the term or amount of any applicable Sales Charges, an increase in the rate of interest credited under the Contract, a reduction in the amount of the Annual Maintenance Fee, a reduction in the amount of the Transfer Fee, a payment to be allocated as directed by the Contract Owner, or any combination of the foregoing. We may apply experience credits either prospectively or retrospectively. We may apply and allocate experience credits in such manner as we deem appropriate. Any such credit will not be unfairly discriminatory against any person, including the affected Contract Owners or Participants. Experience credits have been given in certain cases. Owners of Contracts receiving experience credits will receive notification regarding such credits. Experience credits may be discontinued at our sole discretion in the event of a change in applicable factors.

Negotiated Charges and Fees: The charges and fees described in this section vary from Contract to Contract, depending on plan characteristics. The Contract Owner can negotiate charges and fees. This flexibility allows us and the Contract Owner to custom design a charge and fee structure that meets the financial goals of both the Contract Owner and Hartford.

Charges of the Funds: The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees, distribution fees and operating expenses and administrative expenses already deducted from the assets of the Funds. These charges are described in the underlying Funds' prospectuses.

Plan Related Expenses: We can agree with the Contract Owner to be directed to deduct amounts from the assets under a Contract to pay certain administrative expenses or other Plan related expenses including, but not limited to, fees to consultants, auditors, counsel, Hartford and other Plan service providers. We will deduct and pay such amounts to the Contract Owner or as directed by the Contract Owner. We may agree to include such amounts as an adjustment to the charge for administrative undertakings for a Separate Account.

THE CONTRACTS

The Contracts Offered: The Contracts are group variable annuity contracts. We can offer the Contracts for use in connection with Deferred Compensation Plans and Qualified Plans, including annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to section 403(b) of the Code. In addition, we can offer the Contracts in connection with Individual Retirement Annuity Plans under section 408 of the Code.

Contract Owners who purchased a prior series of Contracts can make Contributions, subject to the terms and provisions of such Contracts. New Participants may be added to such existing Contracts, but no new Contracts under that prior series will be issued. Contract Owners of a prior series of Contracts are referred to Appendix II for a description of the Sales Charges and other expenses applicable to such earlier series of Contracts.

It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the U.S. Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your Participant Account being considered abandoned property under state law (unless preempted by ERISA), and remitted to the applicable state.

Right to Cancel: For individual annuity contracts, if for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee before we can cancel your Contract.

You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.

The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract.

Purchase of a Contract: A single group Contract is issued to the Contract Owner, covering all present and future participating employees and other eligible persons providing services to the Employer. The Contracts provide for variable (Separate Account) Contributions and may also provide for allocations to the General Account during the Accumulation Period. The Contract Owner can direct that a Participant Account be established for each Participant for purposes of determining benefits payable under the Plan.

Contract Rights and Privileges and Assignments: The Contract belongs to the Contract Owner. However, under certain Deferred Compensation Plans and Qualified Plans, the Contract Owner must hold the Contract for the exclusive benefit of the Plan's Participants and Beneficiaries. The Contract Owner's rights and privileges may only be exercised in a manner that is consistent with the written Plan adopted by the Contract Owner. Under certain circumstances, the Contract Owner's interest in the Contract may be assigned. However, amounts held under a Contract on behalf of a Participant are nontransferable and cannot be assigned.

Pricing and Crediting of Contributions: We credit initial Contributions to your Participant Account within two Valuation Days of our receipt of a properly completed application and the initial Contribution at our Administrative Office.

If your application or other necessary information is incomplete when received, your initial Contribution will be credited to your Participant Account not later than two Valuation Days after the application is made complete. However, if an incomplete application is not made complete within five Valuation Days of its initial receipt, the Contribution will be immediately returned unless we inform the Contract Owner of the delay and the Contract Owner tells us not to return it.

Subsequent Contributions properly designated for your Participant Account that are received prior to the close of the New York Stock Exchange will be invested on the same Valuation Day. Subsequent Contributions properly designated for your Participant Account that are received on a Non-Valuation Day or after the close of the New York Stock Exchange will be invested on the next Valuation Day.

May I make changes in the amounts of my Contribution?

Yes. If the Plan adopted by the Contract Owner so provides, the Contract permits the allocation of Contributions, in multiples of 1% among the several Sub-Accounts of the Separate Accounts. The minimum amount that may be allocated to any Sub-Account in a Separate Account shall not be less than $10. Such changes must be requested in the form and manner prescribed by us.

Can you transfer from one Sub-Account to another?

During those phases of your Contract when transfers are permissible, you may make transfers between Sub-Accounts according to the following policies and procedures, as they may be amended from time to time.

What is a Sub-Account Transfer?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Participant Account value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your Registered Representative. Any oral communication should be re-confirmed in writing.

What Happens When you Request a Sub-Account Transfer?

Many Participants request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Participants allocate Contributions to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Participants' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or Contributions allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Participants' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Participants and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

What Restrictions Are There on your Ability to Make a Sub-Account Transfer?

First, you may make only one Sub-Account transfer request each day. We limit each Participants to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer," however, you cannot transfer the same Participant Account value more than once a Valuation Day.

For Example:

•  If the only transfer you make on a day is a transfer of $10,000 from one Sub-Account into another Sub-Account, it would count as one Sub-Account transfer.

•  If, however, on a single day you transfer $10,000 out of one Sub-Account into five other Sub-Accounts (dividing the $10,000 among the five other Sub-Accounts however you chose), that day's transfer activity would count as one Sub-Account transfer.

•  Likewise, if on a single day you transferred $10,000 out of one Sub-Account into ten other Sub-Accounts (dividing the $10,000 among the ten other Sub-Account however you chose), that day's transfer activity would count as one Sub-Account transfer.

•  Conversely, if you have $10,000 in Participant Account value distribution among 10 different Sub-Accounts and you request to transfer the Participant Account value in all those Sub-Accounts into one Sub-Account, that would also count as one Sub-Account transfer.

•  However, you cannot transfer the same Participant Account value more than once in one day. That means if you have $10,000 in a bond fund Sub-Account and you transfer all $10,000 into a stock fund Sub-Account, on that same day you could not then transfer the $10,000 out of the stock fund Sub-Account into another Sub-Account.

Second, you are allowed to submit a total of 20 Sub-Account transfers each Calendar Year (the "Transfer Rule") by U.S. Mail, Voice Response Unit, internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We may aggregate a Contract Owner's Contracts or a Participant's Participant Accounts for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

The Contracts provide for a Transfer Fee of $5 that applies to each transfer in excess of 12 made in a Participant Contract Year. We do not currently charge the $5 Transfer Fee.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase or become a Participant under this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase or become a Participant under this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Fund Trading Policies

Generally, you are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each underlying Fund's prospectus for more information. Transactions that cannot be processed because of Fund trading policies will be considered not in good order.

In certain circumstances, Fund trading policies do not apply or may be limited. For instance:

•  Certain types of financial intermediaries may not be required to provide us with shareholder information.

•  "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

•  A Fund can decide to exempt categories of Contract Owners whose contracts are subject to inconsistent trading restrictions or none at all.

•  Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, Annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a result of any deduction of charges or fees under a Contract; or (iv) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals, surrenders, or retirement plan contributions.

Possibility of Undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading activities. For instance,

•  Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

•  Certain forms of variable annuities and types of Funds may be attractive to market timers. We can not provide assurances that we will be capable of addressing possible abuses in a timely manner.

•  These policies apply only to individuals and entities that own or are Participants under this Contract. However, the Funds that make up the Sub-Accounts of this Contract are available for use with many different variable life insurance policies, variable annuity products and funding agreements, and they are offered directly to certain qualified retirement plans. Some of these products and plans may have different or less restrictive transfer rules or no transfer restrictions at all.

•  In some cases, we are unable to count the number of Sub-Account transfers requested by Participants or enforce the Transfer Rule because we do not keep Participant Account records for a Contract. In those cases, the Participant

Account records and Participant Sub-Account transfer information are kept by the Contract Owner or its third party service provider. These Contract Owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.

How are you affected by frequent Sub-Account Transfers?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Participant Account. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity payouts for your payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all Participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.

General Account Option Transfers

You may make transfers out of the General Account Option to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%). For Contracts issued or amended on or after May 1, 1992:

•  Transfers of assets presently held in the General Account option, or which were held in the General Account option at any time during the preceding three months, to any account that we determine is a competing account, are prohibited.

•  Similarly, transfers of assets presently held in any account during the preceding three months, that we determine is a competing account, to the General Account option, are prohibited.

In addition, we may limit the maximum amount transferred or Surrendered from the General Account option under a Participant Account to 20% of such portion of the Participant Account held in the General Account option in any one Participant Contract Year.

These restrictions apply to all transfers from the General Account Option, including all systematic transfers and Dollar Cost Averaging Programs.

As a result of these limitations, it may take a longer period of time (i.e., several years) to move Participant Account values in the General Account Option to Sub-Accounts and therefore this may not provide an effective short term defensive strategy.

Telephone and Internet Transfers

Transfer instructions received by telephone on any Valuation Day before the end of any Valuation Day will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgement we return to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that Valuation Day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should contact us as soon as possible.

We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or internet transfer requests may be cancelled via the internet or by calling us before the end of the Valuation Day you made the transfer request.

We, our agents or our affiliates are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners and Participants provide certain identifying information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

Fraud

Four Simple Steps to Safeguard Your Account Against Fraud

We take protection of our Contract Owners and Participants accounts and information seriously. With the number of security breaches on the rise, it is a good time to remind you to increase your awareness and protect yourself from fraud. We recommend four easy ways you can help protect yourself and your investments.

1.  Strengthen Your Password

A strong password is your primary line of defense, which is why criminals attempt to acquire them. Passwords should be complex and difficult to guess. In order to ensure their ongoing effectiveness, passwords should be changed on a regular basis.

2.  Keep Your Information Current

Make sure your contact information, including mailing address, email address and phone number is up to date with us. This will ensure that you receive your important documents.

3.  Be Aware

Learn to recognize phishing emails, suspicious phone calls and texts from individuals posing as legitimate organizations, such as a bank, credit card company and government agencies. Do not click on links or download attachments from unknown sources.

4.  Review Your Participant Account Statements and Notify Law Enforcement of Suspicious Activity

As a precautionary measure, we recommend that you remain vigilant by reviewing your Participant account statements and credit reports closely. If you detect any suspicious activity on an account, you should promptly notify the financial institution or company with which the account is maintained. You also should promptly report any fraudulent activity or suspected incidence of identity theft to proper law enforcement authorities or the Federal Trade Commission (FTC).

To file a complaint with the FTC, you may do so at www.ftc.gov/idtheft or call 1-877-ID-THEFT (877-438-4338). The FTC mailing address is 600 Pennsylvania Ave. NW, Washington, DC 20580. Complaints filed with the FTC will be added to the FTC's Identity Theft Data Clearinghouse, which is a database made available to law enforcement agencies.

Obtain a Copy of Your Credit Report

You may obtain a free copy of your credit report from each of the three major credit reporting agencies once every 12 months by visiting www.annualcreditreport.com, calling toll-free 877-322-8228, or by completing an Annual Credit Report Request Form (found on the website) and mailing it to Annual Credit Report Request Service, P.O. Box 105281, Atlanta, GA 30348.

Or you can elect to purchase a copy of your credit report by contacting one of the three national credit reporting agencies. Contact information for the three national credit reporting agencies is provided below:

Equifax (800) 685-1111 www.equifax.com P.O. Box 740241 Atlanta, GA 30374	Experian (888) 397-3742 www.experian.com P.O. Box 2002 Allen, TX 75013	Transunion (800) 888-4213 www.transunion.com P.O. Box 1000 Chester, PA 19016

Additional Free Resources on Identity Theft

You may wish to review the tips provided by the FTC on how to avoid identity theft. For more information, please visit www.consumer.ftc.gov/topics/privacy-identity or call 1-877-ID THEFT (877-438-4338).

Cyber Security

The operation of the Contracts is highly dependent upon the effective operation of our computer systems and those of our business partners. These systems are potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the underlying Funds, impact our ability to calculate accumulation unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Contract to lose value. There can be no assurance that we or the underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Dollar Cost Averaging: If, during the Accumulation Period, the portion of your Contract values held under either the General Account option is at least $5,000, or the value of your Accumulation Units held under the Hartford Ultrashort Bond HLS Sub-Account is at least $5,000, you may choose to have a specified dollar amount transferred from either the General Account option or the Hartford Ultrashort Bond HLS Sub-Account, whichever meets the applicable minimum value, to other Sub-Accounts of the Separate Account at semi-monthly, monthly or quarterly intervals ("transfer intervals"). This is known as Dollar Cost Averaging. The main objective of a Dollar Cost Averaging program is to minimize the impact of short term price fluctuations. Since the same dollar amount is transferred to other Sub-Accounts at set intervals, more units are purchased in a Sub-Account if the value per unit is low and less units are purchased if the value per unit is high. Therefore, a lower average cost per unit may be achieved over the long term. A Dollar Cost Averaging program allows investors to take advantage of market fluctuations. However, it is important to understand that Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

The minimum amount that may be transferred to any one Sub-Account at a transfer interval is $100. The transfer date will be the semi-monthly, monthly or quarterly anniversary, as applicable, of your first transfer under your initial Dollar Cost Averaging election. The first transfer will commence within five (5) business days after we receive your initial election either on an appropriate election form in good order or by telephone subject to the telephone transfer procedures detailed above. The dollar amount will be allocated to the Sub-Accounts that you specify, in the proportions that you specify on the appropriate election form that we provide or over our recorded telephone line. You may specify a maximum of five (5) Sub-Accounts. If, on any transfer date, either your General Account value or the value of your Accumulation Units under the Hartford Ultrashort Bond HLS Sub-Account, as applicable, is less than the amount you have elected to have transferred, your Dollar Cost Averaging program will end. You may cancel your Dollar Cost Averaging election by sending us a written notice at our Administrative Office or by calling one of our representatives at 1-800-528-9009 and giving us notice on our recorded telephone line.

Transfers out of the General Account Option may be subject to certain restrictions. For information regarding these restrictions, please refer to "General Account Option Transfers" under the section entitled "The Contracts".

May I request a loan from my Participant Account?

During the Accumulation Period, a Participant under a Tax Sheltered Annuity plan may request a loan from his or her Participant Account. Loans from a Participant's Account may not be available in all states or may be subject to restrictions. When you initiate a loan from your Participant Account, we deduct a loan set-up fee of $50. In addition, while your loan is outstanding, we deduct a $50 annual loan administration fee from your Participant Account on a quarterly basis. We currently waive the annual loan administration fee.

When you take a loan from your Participant Account, for record-keeping purposes, an amount equal to your loan, plus interest, is placed into a loan account. When you make loan repayments, the amount of the loan account decreases until your loan account is re-paid in full. You must pay back your loan according to the payment schedule set by the terms of your loan agreement. The loan agreement describes the terms, conditions, and any fees or charges of your loan.

Loans will have a permanent effect on the Participant's Account because the investment results of each Sub-Account will apply only to the amount remaining in such Sub-Account. The longer a loan is outstanding, the greater the impact on the Participant's Account is likely to be. Also, if not repaid, the outstanding loan balance will reduce the death benefit otherwise payable to the Beneficiary.

How do I know what my Participant Account is worth?

Your Participant Account value reflects the sum of the amounts under your Participant Account allocated to the General Account option and the Sub-Accounts.

There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit value. Therefore, on any Valuation Day the portion of your Participant Account allocated to the Sub-Accounts will reflect the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

Contributions made or Contract values allocated to a Sub-Account are converted into Accumulation Units by dividing the amount of the Contribution or allocation, minus any Premium Taxes, by the Accumulation Unit value for that Valuation Day. The more Contributions or Contract values allocated to the Sub-Accounts under your Participant Account, the more Accumulation Units will be reflected under your Participant Account. You decrease the number of Accumulation Units in a Sub-Account under your Participant Account by requesting Surrenders, transferring money out of a Sub-Account, submitting a Death Benefit claim or by electing an Annuity payout from your Participant Account.

To determine the current Accumulation Unit value, we take the prior Valuation Day's Accumulation Unit value and multiply it by the Net Investment Factor for the current Valuation Day. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account is calculated by dividing (a) by (b) and multiplying (c) where:

(a)  is the net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day.

(b)  is the net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day.

(c)  is the daily factor representing the mortality and expense risk charge and any applicable administration charge deducted from the Sub-Account, adjusted for the number of days in the Valuation Period, and any other applicable charge.

We will send you a statement for each calendar quarter, that tells you how many Accumulation Units you have, their value and your total Participant Account value. You can also call 1-800-528-9009 to obtain your Participant Account value or, where available, you may access your account information through our website at www.massmutual.com/govnp.

How are the underlying Fund shares valued?

The shares of the Fund are valued at net asset value on a daily basis. A complete description of the valuation method used in valuing Fund shares may be found in the underlying Funds' prospectus.

DEATH BENEFITS

Determination of the Beneficiary: The Beneficiary is the person or persons designated to receive payment of the death benefit upon the death of the Participant. If no designated Beneficiary remains living at the death of the Participant, the Participant's estate is the Beneficiary.

Death before the Annuity Commencement Date:

•  Death prior to age 65: If the Participant dies before the Annuity Commencement Date or the Participant's attainment of age 65 (whichever comes first) the Minimum Death Benefit is payable to the Beneficiary. The Minimum Death Benefit is the greater of (a) the Termination Value of your Participant Account determined as of the day we receive Due Proof of Death (b) 100% of the total Contributions made to your Participant Account, reduced by any prior partial Surrenders or outstanding Participant loan indebtedness. "Termination Value" means the value of a Participant's Account on any Valuation Day before the Annuity Commencement Date less any applicable Premium Taxes not already deducted and any applicable contingent deferred sales charges.

•  Death on or after age 65: If the Participant dies before the Annuity Commencement Date but on or after the Participant's 65th birthday, the Beneficiary will receive the Termination Value of your Participant Account as of the date we receive Due Proof of Death at our Administrative Offices.

Calculation of the death benefit: If the Participant dies before the Annuity Commencement Date, the death benefit will be calculated as of the date we receive Due Proof of Death. The death benefit remains invested in the Separate Account and/or General Account option according to your last instructions until the proceeds are paid or we receive new settlement instructions from the Beneficiary(ies). During the time period between our receipt of

Due Proof of Death and our receipt of the completed settlement instructions, the calculated death benefit will be subject to market fluctuations.

If the proceeds are taken in a single sum, payment will normally be made within seven days of our receipt of completed settlement instructions.

You may apply the death benefit payment to any one of the Annuity payout options under DC-II (See "Annuity Payout Options") instead of receiving the death benefit payment in a single sum. An election to receive payment of death benefits under an Annuity payout option must be made before a lump sum settlement and within one year after the death by written notice to us at our Administrative Offices. Proceeds due on death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. No election to provide Annuity payouts will become operative unless the initial Annuity payout is at least $20 on either a variable or fixed basis, or $20 on each basis when a combination benefit is elected. The manner in which the Annuity payouts are determined and in which they may vary from month to month are the same as applicable to a Participant's Account after retirement (See "How are Contributions made to establish my Annuity Account?").

Death on or after the Annuity Commencement Date: If the Annuitant dies on or after the Annuity Commencement Date, there may be no payout at death unless the Annuitant has elected an Annuity payout option that permits the Beneficiary to elect to continue Annuity payouts or receive the computed value.

SETTLEMENT PROVISIONS

IMPORTANT TAX INFORMATION: There are certain restrictions on section 403(b) tax-sheltered annuities. As of December 31, 1988, all section 403(b) annuities have limits on full and partial surrenders. Contributions to the Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless the Contract Owner/employee has a) attained age 59 1/2, b) separated from service, c) died, d) become disabled or e) experienced financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%. We will not assume any responsibility for determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 Contract Values. Any full or partial Surrender described above may affect the continuing tax-qualified status of some Contracts or plans and may result in adverse tax consequences to the Contract Owner or Participant. The Contract Owner and Participant, therefore, should consult with a tax adviser before undertaking any such Surrender (See "Appendix Tax — Federal Tax Considerations").

After termination of Contributions on behalf of a Participant prior to the selected Annuity Commencement Date for that Participant, the Contract Owner will have the following options:

1.  Continue the Participant's Account under the Contract. Under this option, when the selected Annuity Commencement Date arrives, payments will begin under the selected Annuity payout option (See "Annuity Payout Options"). At any time in the interim, a Contract Owner may Surrender the Participant's Account for a lump sum cash settlement in accordance with 3. below.

2.  To provide Annuity payouts immediately. The values in a Participant's Account may be applied, subject to contractual provisions, to provide for Fixed or Variable Annuity payouts, or a combination thereof, commencing immediately, under the selected Annuity payout option under the Contract (See "Annuity Payout Options").

3.  To Surrender the Participant's Account in a single sum. The amount received will be the net Termination Value next computed after we receive a written Surrender request for complete Surrender at our Administrative Office. Payment will normally be made within seven days after we receive the written request.

4.  To request a partial Surrender of the Participant's Account. Partial Surrenders are taken from the Sub-Account(s) that you specify. If you do not specify the Sub-Account(s), we will take the amount out of all applicable Sub-Account(s) on a pro rata basis. We will deduct any applicable contingent deferred sales charges from the partial Surrender (see "Contract Charges").

5.  To begin making monthly, quarterly, semi-annual or annual withdrawals while allowing your Participant Account to remain in the Accumulation Period. Your Participant Account remains subject to the Annual Maintenance Fee and any fluctuations in the investment results of the Sub-Accounts or any of the underlying investments. You may transfer the values of your Participant Account from one or more Sub-Accounts or the General

Account option to any other Sub-Account, the General Account option or to any combination thereof, subject to certain restrictions (See "The Contracts"). For a more complete description of the restrictions and limitations of this Option (See "Systematic Withdrawal Option").

Can payment of the Surrender value ever be postponed beyond the seven-day period?

Yes. It may be postponed whenever (a) the New York Stock Exchange is closed, including holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission; (b) the Securities and Exchange Commission permits postponement and so orders; or (c) the Securities and Exchange Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

May I Surrender once Annuity Payouts have started?

Except with respect to Annuity Payout Option 5 (on a variable basis), once Annuity payouts have commenced for an Annuitant, no Surrender of the Annuity benefit can be made for the purpose of receiving a partial withdrawal or a lump sum settlement. Any Surrender of Option 5 will be subject to Sales Charges, if applicable.

What are Annuity Rights?

Annuity Rights entitle the Owner of the Contract issued in connection with a Deferred Compensation Plan to have Annuity payments made at the rates set forth in the Contract at the time of issue. Such rates are applicable to all amounts held in a Participant Account during the Accumulation Period which do not exceed a limit of five times the gross Contributions made to that Participant Account during the Accumulation Period. Any amounts in excess of this limit may be applied at Annuity rates then being offered by us.

How do I elect an Annuity Commencement Date and Annuity Payout Option?

The Contract Owner selects an Annuity Commencement Date, usually between a Participant's 50th and 75th birthdays, and an Annuity payment option. The Annuity Commencement Date may be any day of any month before or including the month of a Participant's 75th birthday, or an earlier date if prescribed by applicable law. In the absence of a written election to the contrary, the Annuity Commencement Date will be the first day of the month coinciding with or next following the Participant's 75th birthday.

The Annuity Commencement Date and/or the Annuity payout option may be changed from time to time, but any such change must be made at least 30 days prior to the date on which Annuity payments are scheduled to begin. Annuity payouts will normally be made on the first business day of each month or another mutually agreed upon business day.

The Contract contains five Annuity payout options that may be selected on either a Fixed or Variable Annuity basis, or a combination thereof. If a Contract Owner does not elect otherwise, we reserve the right to begin Annuity payouts at age 75 under Option 2 with 120 monthly payments certain. Annuity payouts will depend on the investment allocation of your Participant Account in effect on the Annuity Commencement Date. However, unless required by applicable law, we will not assume responsibility in determining or monitoring minimum distributions beginning at age 70 1/2 (See "Appendix Tax — Federal Tax Considerations").

What is the minimum amount that I may select for an Annuity Payout?

The minimum Annuity payout is $20. No election may be made which results in a first payment of less than $20. If at any time Annuity payouts are or become less than $20, we have the right to change the frequency of payment to intervals that will result in payments of at least $20.

How are Contributions made to establish an Annuity Account?

During the Annuity Period, Contract values and any allowable additional Contributions made by the Contract Owner for the purpose of effecting Annuity payments under the Contract are, based upon the information received from the Contract Owner, applied to establish Annuitant's Accounts under the Contracts to provide Fixed or Variable Annuity payouts.

For Contracts issued in connection with Deferred Compensation Plans, at the end of the Accumulation Period there is an automatic transfer of all DC-I values from the Participant's Account to DC-II to establish an Annuitant's Account with respect to DC-II. Such a transfer is effected by a transfer of ownership of DC-I interests in the underlying securities to DC-II. The value of a Participant's Account that is transferred to DC-II will be without application of any sales charges or other expenses, with the exception of charges for any applicable Premium Taxes.

Can a Contract be suspended by a Contract Owner?

A contract may be suspended by the Contract Owner by giving us written notice at least 90 days before the effective date of the suspension at our Administrative Office. A contract will be suspended automatically on its anniversary if the Contract Owner fails to assent to any modification of a contract (See "Can a Contract be modified?"). In this context, such modifications would have become effective on or before that anniversary.

Upon suspension, we will continue to accept Contributions, subject to the terms of the Contract, as such terms are applicable to Participant's Accounts under the Contracts prior to such suspension. However, no Contributions will be accepted on behalf of any new Participant Accounts. Annuitants at the time of any suspension will continue to receive their Annuity payouts. The suspension of a contract will not preclude a Contract Owner from applying existing Participant's Accounts to the purchase of Fixed or Variable Annuity benefits.

Annuity Payout Options:

Option 1: Life Annuity where we make monthly Annuity payouts for as long as the Annuitant lives.

❖  Payments under this option stop with the last monthly payment preceding the death of the Annuitant, even if the Annuitant dies after one payment. This option offers the maximum level of monthly payments of any of the other life annuity options (Options 2-4) since there is no guarantee of a minimum number of payments nor a provision for a death benefit payable to a Beneficiary.

Option 2: Life Annuity with 60, 120, 180 or 240 Monthly Payments Certain where we make monthly payments for the life of the Annuitant with the provision that payments will be made for a minimum of 60, 120, 180 or 240 months, as elected (not all contracts permit the 60 monthly payment option). If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then any remaining guaranteed monthly payments will be paid to the Beneficiary unless other provisions have been made and approved by us.

Option 3: Unit Refund Life Annuity where we make monthly payments during the life of the Annuitant terminating with the last payment due prior to the death of the Annuitant, except that an additional payment will be made to the Beneficiary if (a) below exceeds (b) below:

(a) =	total amount applied under the option at the Annuity Commencement Date
Annuity Unit value at the Annuity Commencement Date

(b) =	number of Annuity Units represented by each monthly Annuity payout made	x	number of monthly Annuity payouts made

The amount of the additional payments is determined by multiplying the excess, if any, by the Annuity Unit value as of the date we receive Due Proof of Death.

Option 4: Joint and Last Survivor Annuity where we make monthly payments during the joint lifetime of the Annuitant and a designated individual (called the joint Annuitant) and then throughout the remaining lifetime of the survivor, ending with the last payment prior to the death of the survivor.

❖  When the Annuity is purchased, the Annuitant elects what percentage (50%, 66 2/3%, 75% or 100%) of the monthly Annuity payout will continue to be paid to the survivor.

❖  Under this Option 4, it would be possible for an Annuitant and joint Annuitant to receive only one payment in the event of the common or simultaneous death of the Annuitant and joint Annuitant prior to the due date for the second payment.

Option 5: Payments for a Designated Period where we agree to make monthly payments for the number of years selected. Under most of the Contracts, the minimum number of years is five. In the event of the Annuitant's death prior to the end of the designated period, the present value of any then remaining payments will be paid in one lump sum to the Beneficiary unless other provisions have been made and approved by us.

❖  Option 5 does not involve life contingencies and does not provide any mortality guarantee.

❖  Surrenders are subject to the limitations set forth in the Contract and any applicable Contingent Deferred Sales Charges (See "Contract Charges").

Under any of the Annuity payout options above, except Option 5 (on a variable basis), no Surrenders are permitted by the Annuitant after Annuity payouts commence.

Options 2 and 5 are available only if the guaranteed Annuity payout period is less than the life expectancy of the Annuitant, or the joint life expectancy of the Annuitant and their Joint Annuitant, at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS or, if none is prescribed, the mortality table then in use by Us.

We may offer other Annuity payout options from time to time.

Systematic Withdrawal Option:

If permitted by IRS regulations and the terms of the Employer's plan, a Participant can make withdrawals while allowing his or her Participant Account to remain in the Accumulation Period under the Contract. Eligibility under this provision is limited to Participants who have terminated their employment with the Employer at the time they elect the Systematic Withdrawal Option ("SWO"). Payments are limited to 18.0% of the Participant's Account annually. The minimum payment amount is $100. SWO payments generally are taxable as ordinary income and, if made prior to age 59 1/2, an IRS tax penalty may apply. Any Sales Charge otherwise applicable is waived on SWO payments.

Participants elect the specific dollar amount to be withdrawn, the frequency of payments (monthly, quarterly, semi-annually or annually) and the duration of payments (either a fixed number of payments or until the Participant's Account is depleted). The duration of payments may not extend beyond the Participant's life expectancy as of the beginning date of SWO payments or the joint and last survivor life expectancy of the Participant and the Participant's Beneficiary. Participants may not elect the SWO if there is an outstanding loan amount.

A Participant can change the terms of a SWO as often as four times in each calendar year, can terminate the SWO at any time, and can elect one of the five available Annuity options or a partial or full lump sum withdrawal. If a partial or full lump sum withdrawal is elected within 12 months of a SWO payment, the Contingent Deferred Sales Charge that was previously waived, if any, will be deducted from the Participant's Account upon withdrawal. SWO payments will be deducted on a pro rata basis from the General Account option and each Sub-Account to which the Participant's Account is allocated.

We are not responsible for determining a withdrawal amount that satisfies the minimum distribution requirements under the Code. Participants may be required to change their SWO payment amount to comply with the minimum distribution requirements. Participants should consult a tax adviser to determine whether the amount of their SWO payments meets IRS minimum distribution requirements. For a discussion of the minimum distribution requirements applicable to Participants over age 70 1/2 (See "Appendix Tax — Federal Tax Considerations").

The SWO may only be elected pursuant to an election on a form provided by us. Election of the SWO does not affect Participants' other rights under the Contracts.

How are Variable Annuity Payouts determined?

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the Net Investment Factor (see "How do I know what my Participant Account is worth?") for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed net investment rate discussed below.

The value of the Contract is determined as the product of the value of the Accumulation Unit credited to each Sub-Account no earlier than the close of business on the fifth business day preceding the date the first Annuity payout is due and the number of Accumulation Units credited to each Sub-Account as of the date the Annuity is to commence.

The first monthly payment varies according to the Annuity payout option selected. The Contract cites Annuity tables derived from the 1983a Individual Annuitant Mortality Table with an assumed interest rate ("A.I.R.") of 4.00% per annum. The total first monthly Annuity payout is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts. With respect to Fixed Annuities only, the current rate will be applied if it is higher than the rate under the tables in the Contract.

Level Annuity payouts would be provided if the net investment rate remained constant and equal to the A.I.R. In fact, payments will vary up or down in the proportion that the net investment rate varies up or down from the A.I.R. A higher A.I.R. may produce a higher initial payment but more slowly rising and more rapidly falling subsequent payments than would a lower interest rate assumption.

The amount of the first monthly Annuity payout, determined as described above, is divided by the value of an Annuity Unit for the appropriate Sub-Account not later than the fifth business day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity Period, and in each subsequent month the dollar amount of the Annuity payout is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

The Annuity payouts will be made on the date selected. The Annuity Unit value used in calculating the amount of the Annuity payouts will be based on an Annuity Unit value determined as of the close of business on a day not more than the fifth business day preceding the date of the Annuity payout.

Here is an example of how a Variable Annuity is determined:

ILLUSTRATION OF ANNUITY PAYOUTS:
(UNISEX) AGE 65, LIFE ANNUITY WITH 120 PAYMENTS CERTAIN

A.	Net amount applied	$139,782.50
B.	Initial monthly income per $1,000 of payment applied	6.13
C.	Initial monthly payment (A x B ÷ 1,000)	$856.87
D.	Annuity Unit Value	3.125
E.	Number of monthly annuity units (C ÷ D)	274.198
F.	Assume annuity unit value for second month equal to	2.897
G.	Second monthly payment (F x E)	$794.35
H.	Assume annuity unit value for third month equal to	3.415
I.	Third month payment (H x E)	$936.39

The above figures are simply to illustrate the calculation of a Variable Annuity and have no bearing on the actual historical record of any Separate Account.

MORE INFORMATION

Can a Contract be modified?

Subject to any federal and state regulatory restrictions, we may modify the Contracts at any time by written agreement between the Contract Owner and us. No modification will affect the amount or term of any Annuities begun prior to the effective date of the modification, unless it is required to conform the Contract to, or give the Contract Owner the benefit of, any federal or state statutes or any rule or regulation of the U.S. Treasury Department or the Internal Revenue Service.

On or after the fifth anniversary of any contract we may change, from time to time, any or all of the terms of the Contracts by giving 90 days advance written notice to the Contract Owner, except that the Annuity tables, guaranteed interest rates and the Contingent Deferred Sales Charges which are applicable at the time a Participant's Account is established under a contract, will continue to be applicable.

We may modify the Contract at any time if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which we are subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s); or (iv) provides additional Separate Account options; or (v) withdraws Separate Account options. In the event of any such modification we will provide notice to the Contract Owner or to the payee(s) during the Annuity period. Hartford may also make appropriate endorsement in the Contract to reflect such modification.

Can Hartford waive any rights under a Contract?

We may, at our sole discretion, elect not to exercise a right or reservation specified in this Contract. If we elect not to exercise a right or reservation, we are not waiving it. We may decide to exercise a right or a reservation that we previously did not exercise.

How Contracts Are Sold — Effective January 1, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as the principal underwriter for the Contracts. MMLD is a subsidiary of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. MMLD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

MMLD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. The Contracts are sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments made to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediaries' internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract value.

Commissions

Up front commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Contribution you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract value. MMLD pays different commissions based on the Contract variation that you buy.

Commission arrangements vary from one Financial Intermediary to another. We and MMLD are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and MMLD and its affiliates based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

Additional Payments

Subject to FINRA and Financial Intermediary rules, MMLD and its affiliates also make additional payments to Financial Intermediaries (who may or may not be affiliated with us) to encourage the sale of this Contract and other contracts that we issue to retirement programs that we or our affiliates offer ("Additional Payments"). Additional Payments are generally based on average net assets (or aged assets) of the contracts or programs attributable to a particular Financial Intermediary, on sales of the contracts or programs attributable to a particular Financial Intermediary, and/or sales expenses. Additional Payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

Additional Payments may be used for various purposes, and may take various forms, such as:

•  Payments for access to Registered Representatives and/or Financial Intermediaries, such as through one-on-one wholesaler visits or attendance at national sales meetings or similar events.

•  Payments for inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.

•  Payments for various marketing expenses such as joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including Registered Representatives) receive prizes such as travel awards, merchandise and recognition; and expenses of generating clients.

•  Payment and support to underlying Fund companies including Fund related wholesaler support, training and marketing activities for certain Funds, and providing sales activity reports.

•  Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services (including sub-accounting) sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.

•  "Due diligence" payments for a Financial Intermediary's examination of a product; payments for educational training, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.

•  Occasional meals and entertainment, tickets to sporting events and other gifts.

As of December 31, 2017, MMLD and its affiliates had contractual arrangements to make Additional Payments to the following Financial Intermediaries for the Contracts and other group annuity contracts and funding agreements we issue in connection with retirement plans, as well as other group retirement programs;

Amerprise Financial Services, Inc., Dolan Capital Group, LLC, Group 3 Financial, LLC, Kestra Investment Services, LLC, LPL Financial LLC, Merrill Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley Smith Barney LLC, NFP Advisor Services, and Retirement Plan Advisory Group.

Inclusion on this list does not imply that these arrangements necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their Financial Intermediary is or should be included in any such listing.

For the fiscal year ended December 31, 2017, Additional Payments for the Contracts and other group annuity contracts and funding agreements issued in connection with retirement plans, as well as other group retirement programs that we or our affiliates offer, did not in the aggregate exceed approximately $2.4 million.

Who is the custodian of the Separate Accounts' assets?

Hartford is the custodian of the Separate Accounts' assets.

Are there any material legal proceedings affecting the Separate Accounts?

There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

How may I get additional information?

Inquiries will be answered by calling 1-800-528-9009 or your sales representative or by writing to:

MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583

You can also send inquiries to us electronically via the internet through our website at www.massmutual.com/govnp.

You can find financial statements of the Separate Accounts and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional information free of charge, call your representative or complete the form at the end of this Prospectus and mail the form to us at the address indicated on the form.

APPENDIX TAX
FEDERAL TAX CONSIDERATIONS

What are some of the federal tax consequences which affect these contracts?

A. General

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

Civil Unions & Domestic Partnerships. Parties to a civil union or domestic partnership are not treated as spouses under federal law. Consequently, certain transactions, such as change of ownership or continuation of the contract after death, may be taxable to those individuals. You should consult a tax and/or legal advisor for more information on this subject if it applies to you.

Tax Reporting. The federal, as well as state and local, tax laws and regulations require us to report certain transactions with respect to the Contract (such as an exchange of or a distribution from the Contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. You should review whatever is reported to the taxing authorities by us against your own records, and in consultation with your own tax advisor, and should notify us if you find any discrepancies in case corrections have to be made.

B. Taxation of Hartford and the Separate Account

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. (See "How do I know what my Participant Account is worth?"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

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C. Diversification of the Separate Account

For certain types of Contracts, the Internal Revenue Code ("Code") requires that investments supporting these Contracts be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

•  no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

•  no more than 70% is represented by any two investments,

•  no more than 80% is represented by any three investments and

•  no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

D. Tax Ownership of the Assets in the Separate Account

In order for certain variable annuity contracts to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The U.S. Tax Court recently followed the IRS position and held that a variable contract owner would be treated for federal tax purposes as the owner of the separate account assets (Webber v. Commissioner, 14 Tax Court No. 17, June 30, 2015). The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular sub-accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and variable life insurance contracts. The distinction between when a variable contract owner will be determined to own the separate account under the analysis of the IRS and the Tax Court can best be illustrated by the following IRS rulings.

Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer's separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

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E. Non-Natural Persons as Owners

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

•  A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

•  A contract acquired by the estate of a decedent by reason of such decedent's death,

•  Certain contracts acquired with respect to tax-qualified retirement arrangements,

•  Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

•  A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.

F. Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. Generation Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require Hartford to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

H. Tax-Qualified Retirement Plans

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income

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regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. Individual Retirement Annuities ("IRAs").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

a.  Traditional IRAs

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies (or the distribution qualifies for one of the other exceptions to the penalty on early distributions), as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

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b.  SEP IRAs

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

c.  SIMPLE IRAs

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

d.  Roth IRAs

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion. In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject

APP TAX-5

to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. There are annual limits on contributions to 401(a) defined contribution plans generally, and to 401(k) plans specifically. Salary reduction contributions to a 401(k) option cannot exceed the lesser of a dollar limit ($18,500 in 2018) or 100% of the employee's "includible compensation." For participants over age 50, a special additional catch-up provision may be available ($6,000 in 2018). In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. Tax Sheltered Annuity under Section 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit ($18,500 in 2018) or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on the annual elective deferrals a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased ($6,000 in 2018). A TSA participant should contact the Plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

a.  after the employee reaches age 59 1/2;

b.  upon the employee's separation from service;

c.  upon the employee's death or disability;

d.  in the case of hardship as defined in applicable regulations (and in the case of hardship, any income attributable to such contributions may not be distributed); or

e.  as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its Plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA.

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange),

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(3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information.

4. Deferred Compensation Plans under Section 457 ("Section 457 Plans")

Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount, ($18,500 in 2018). The Plan may provide for additional "catch-up" contributions. One catch-up contribution allows participants over age 50 to make additional contributions each year ($6,000 in 2018); while another permits 457(b) pre-retirement contributions in the three prior years to, but not including, the year the participant reaches normal retirement age. A participant cannot use both catch-up provisions concurrently. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).

Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts, certain other insurance contracts, and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. Taxation of Amounts Received from Qualified Plans

Except under certain circumstances in the case of Roth IRAs or Roth accounts in a Qualified Plan, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, Code Section 72 provides the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract".

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

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6. Penalty Taxes for Qualified Plans

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

a.  Penalty Taxes on Premature Distributions

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

(i)  made to a beneficiary (or to the employee's estate) on or after the employee's death;

(ii)  attributable to the employee's becoming disabled under Code Section 72(m)(7);

(iii)  part of a series of substantially equal periodic payments (not less frequently than annually — "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

(iv)  (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

(v)  (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

(vi)  not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

(vii)  certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

(viii)  made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

(ix)  not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

(x)  for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

b.  RMDs and 50% Penalty Tax

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of —

(i)  the calendar year in which the individual attains age 70 1/2, or

(ii)  (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.

APP TAX-8

The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over —

(a)  the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

(b)  over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount. RMDs also can be made in the form of Annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% penalty tax for RMDs if such additional RMD amount is not timely distributed. There is a recent exception to the RMD rules for certain lifetime income annuity benefits (Qualified Longevity Annuity Contracts, or "QLAC"), provided by Revenue Ruling 2012-3 and proposed Treasury regulations.

7. Tax Withholding for Qualified Plans

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. The federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies are different for periodic and non-periodic distributions. Special rules apply when the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "Rollover Distributions"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "Rollover Distributions"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. Rollover Distributions

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plans (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transferor Plan and if other applicable conditions are met. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

APP TAX-9

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the amount that is not rolled over remains subject to normal income tax plus any applicable penalty.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either —

a.  an RMD amount;

b.  one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

c.  any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).

Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.

APP TAX-10

APPENDIX I
ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Accounts included in the Statement of Additional Information, which is incorporated by reference to this Prospectus.

Mortality and Expense Risk and Administrative Charge of 0.90%
(as a percentage of average daily Sub-Account value)

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
DC-I
AB VPS International Value Portfolio
Accumulation unit value at beginning of period	$7.997	$-	$-	$-	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$9.914	$7.997	$-	$-	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	2	3	-	-	-	-	-	-	-	-
American Funds Growth Fund
Accumulation unit value at beginning of period	$18.641	$17.179	$16.222	$15.086	$11.700	$10.014	$10.556	$8.975	$6.496	$11.699
Accumulation unit value at end of period	$23.702	$18.641	$17.179	$16.222	$15.086	$11.700	$10.014	$10.556	$8.975	$6.496
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	3	4	3	3
Calvert VP SRI Balanced Portfolio
Accumulation unit value at beginning of period	$5.168	$4.835	$4.988	$4.592	$3.927	$3.585	$3.460	$3.114	$2.508	$3.685
Accumulation unit value at end of period	$5.736	$5.168	$4.835	$4.988	$4.592	$3.927	$3.585	$3.460	$3.114	$2.508
Number of accumulation units outstanding at end of period (in thousands)	12	12	14	15	17	20	21	42	39	2
Fidelity® VIP Contrafund® Portfolio
Accumulation unit value at beginning of period	$18.793	$17.557	$17.598	$15.863	$12.192	$10.567	$10.939	$9.417	$7.002	$12.290
Accumulation unit value at end of period	$22.700	$18.793	$17.557	$17.598	$15.863	$12.192	$10.567	$10.939	$9.417	$7.002
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	4	4	8	9	7	7
Fidelity® VIP Freedom 2020 Portfolio
Accumulation unit value at beginning of period	$22.562	$21.517	$21.812	$21.042	$18.362	$16.386	$16.742	$14.388	$-	$-
Accumulation unit value at end of period	$25.997	$22.562	$21.517	$21.812	$21.042	$18.362	$16.386	$16.742	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	-	-	-	-	-	-	-	-	-

APP I-1

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP FundsManager 50% Portfolio
Accumulation unit value at beginning of period	$18.923	$18.346	$18.515	$17.801	$15.666	$14.354	$14.583	$12.909	$-	$-
Accumulation unit value at end of period	$21.426	$18.923	$18.346	$18.515	$17.801	$15.666	$14.354	$14.583	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	-	-	-	-
Fidelity® VIP FundsManager 60% Portfolio
Accumulation unit value at beginning of period	$21.007	$20.255	$20.383	$19.540	$16.654	$15.076	$15.552	$13.501	$-	$-
Accumulation unit value at end of period	$24.309	$21.007	$20.255	$20.383	$19.540	$16.654	$15.076	$15.552	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	7	-	-	-	-	-	-	-	-
Franklin Income VIP Fund
Accumulation unit value at beginning of period	$16.808	$14.874	$16.147	$15.575	$13.793	$12.354	$12.176	$10.904	$8.114	$11.639
Accumulation unit value at end of period	$18.269	$16.808	$14.874	$16.147	$15.575	$13.793	$12.354	$12.176	$10.904	$8.114
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	3	5	5	4	5	5	5
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$12.341	$11.743	$11.829	$10.872	$9.052	$8.154	$8.077	$7.268	$5.629	$8.309
Accumulation unit value at end of period	$14.138	$12.341	$11.743	$11.829	$10.872	$9.052	$8.154	$8.077	$7.268	$5.629
Number of accumulation units outstanding at end of period (in thousands)	37	54	57	66	90	97	134	169	192	95
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$37.018	$35.397	$35.358	$33.248	$24.122	$20.568	$23.426	$20.290	$14.055	$26.067
Accumulation unit value at end of period	$44.809	$37.018	$35.397	$35.358	$33.248	$24.122	$20.568	$23.426	$20.290	$14.055
Number of accumulation units outstanding at end of period (in thousands)	62	80	101	115	125	160	204	254	276	20
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$6.711	$5.894	$6.017	$5.375	$4.111	$3.652	$3.637	$3.242	$2.623	$3.918
Accumulation unit value at end of period	$7.872	$6.711	$5.894	$6.017	$5.375	$4.111	$3.652	$3.637	$3.242	$2.623
Number of accumulation units outstanding at end of period (in thousands)	142	148	153	171	199	209	301	391	435	16
Hartford Growth Opportunities HLS Fund
Accumulation unit value at beginning of period	$12.456	$12.631	$11.406	$10.657	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$16.104	$12.456	$12.631	$11.406	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	17	15	15	17	-	-	-	-	-	-

APP I-2

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford International Opportunities HLS Fund
Accumulation unit value at beginning of period	$3.425	$3.413	$3.381	$3.549	$2.946	$2.473	$2.901	$2.557	$1.933	$3.377
Accumulation unit value at end of period	$4.252	$3.425	$3.413	$3.381	$3.549	$2.946	$2.473	$2.901	$2.557	$1.933
Number of accumulation units outstanding at end of period (in thousands)	53	65	66	82	115	121	164	194	204	13
Hartford SmallCap Growth HLS Fund
Accumulation unit value at beginning of period	$20.860	$18.730	$19.004	$18.119	$12.620	$10.847	$10.792	$7.974	$5.943	$9.583
Accumulation unit value at end of period	$24.824	$20.860	$18.730	$19.004	$18.119	$12.620	$10.847	$10.792	$7.974	$5.943
Number of accumulation units outstanding at end of period (in thousands)	6	4	4	9	12	4	10	3	2	0
Hartford Stock HLS Fund
Accumulation unit value at beginning of period	$35.676	$33.513	$32.913	$29.838	$22.766	$20.083	$20.489	$18.008	$12.839	$22.780
Accumulation unit value at end of period	$42.375	$35.676	$33.513	$32.913	$29.838	$22.766	$20.083	$20.489	$18.008	$12.839
Number of accumulation units outstanding at end of period (in thousands)	28	38	45	49	54	68	83	95	102	6
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$10.023	$9.679	$9.824	$9.362	$9.577	$8.986	$8.475	$7.954	$6.978	$7.623
Accumulation unit value at end of period	$10.446	$10.023	$9.679	$9.824	$9.362	$9.577	$8.986	$8.475	$7.954	$6.978
Number of accumulation units outstanding at end of period (in thousands)	15	15	15	27	26	30	36	57	59	12
Hartford U.S. Government Securities HLS Fund
Accumulation unit value at beginning of period	$11.221	$11.150	$11.078	$10.873	$11.159	$10.858	$10.447	$10.156	$9.913	$10.700
Accumulation unit value at end of period	$11.267	$11.221	$11.150	$11.078	$10.873	$11.159	$10.858	$10.447	$10.156	$9.913
Number of accumulation units outstanding at end of period (in thousands)	10	12	12	13	14	11	11	15	14	15
Hartford Ultrashort Bond HLS Fund
Accumulation unit value at beginning of period	$3.533	$3.531	$3.559	$3.587	$3.619	$3.652	$3.685	$3.719	$3.750	$3.705
Accumulation unit value at end of period	$3.537	$3.533	$3.531	$3.559	$3.587	$3.619	$3.652	$3.685	$3.719	$3.750
Number of accumulation units outstanding at end of period (in thousands)	54	53	37	39	35	156	88	78	146	13
HIMCO VIT Index Fund
Accumulation unit value at beginning of period	$12.111	$10.950	$10.934	$10.090	$-	$-	$-	$-	$-	$-	(a)
Accumulation unit value at end of period	$14.576	$12.111	$10.950	$10.934	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	66	72	81	93	-	-	-	-	-	-

APP I-3

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Invesco V.I. Comstock Fund
Accumulation unit value at beginning of period	$18.129	$15.636	$16.819	$15.556	$11.571	$9.818	$10.120	$8.826	$6.936	$10.901
Accumulation unit value at end of period	$21.125	$18.129	$15.636	$16.819	$15.556	$11.571	$9.818	$10.120	$8.826	$6.936
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	0	0	0
Oppenheimer Global Fund/VA
Accumulation unit value at beginning of period	$15.024	$15.183	$14.778	$14.612	$11.610	$9.686	$10.684	$9.318	$6.747	$11.409
Accumulation unit value at end of period	$20.298	$15.024	$15.183	$14.778	$14.612	$11.610	$9.686	$10.684	$9.318	$6.747
Number of accumulation units outstanding at end of period (in thousands)	4	3	3	9	3	2	3	3	2	2
PIMCO VIT Real Return Portfolio
Accumulation unit value at beginning of period	$14.403	$13.815	$14.327	$14.023	$15.586	$14.460	$13.065	$12.192	$10.392	$11.282
Accumulation unit value at end of period	$14.796	$14.403	$13.815	$14.327	$14.023	$15.586	$14.460	$13.065	$12.192	$10.392
Number of accumulation units outstanding at end of period (in thousands)	3	3	3	4	4	5	3	3	4	3
Pioneer Mid Cap Value VCT Portfolio
Accumulation unit value at beginning of period	$17.471	$15.167	$16.343	$14.365	$10.919	$9.941	$10.653	$9.118	$7.345	$11.188
Accumulation unit value at end of period	$19.543	$17.471	$15.167	$16.343	$14.365	$10.919	$9.941	$10.653	$9.118	$7.345
Number of accumulation units outstanding at end of period (in thousands)	-	1	1	1	2	1	1	5	4	1
Putnam VT Small Cap Value Fund
Accumulation unit value at beginning of period	$16.765	$13.269	$13.981	$13.640	$9.858	$8.467	$8.967	$7.182	$5.510	$9.168
Accumulation unit value at end of period	$17.924	$16.765	$13.269	$13.981	$13.640	$9.858	$8.467	$8.967	$7.182	$5.510
Number of accumulation units outstanding at end of period (in thousands)	1	2	1	1	1	2	2	7	7	1
Royce Small-Cap Portfolio
Accumulation unit value at beginning of period	$17.784	$14.835	$16.973	$16.589	$12.422	$11.142	$11.624	$9.732	$7.263	$10.064
Accumulation unit value at end of period	$18.573	$17.784	$14.835	$16.973	$16.589	$12.422	$11.142	$11.624	$9.732	$7.263
Number of accumulation units outstanding at end of period (in thousands)	2	3	2	3	5	5	6	6	6	4
MSVI Fund, Inc. Mid Cap Growth Portfolio Fund
Accumulation unit value at beginning of period	$14.939	$16.536	$17.749	$17.586	$12.907	$12.004	$13.049	$9.955	$6.383	$12.110
Accumulation unit value at end of period	$20.520	$14.939	$16.536	$17.749	$17.586	$12.907	$12.004	$13.049	$9.955	$6.383
Number of accumulation units outstanding at end of period (in thousands)	2	2	2	7	3	4	11	12	10	6

(a)  HIMCO VIT Index Fund merged into BlackRock S&P 500 Index V.I. Fund effective April 20, 2018.

APP I-4

ACCUMULATION UNIT VALUES

(For an Accumulation Unit outstanding throughout the period)

The following information should be read in conjunction with the financial statements for the Separate Accounts included in the Statement of Additional Information, which is incorporated by reference to this prospectus.

Mortality and Expense Risk and Administrative Charge of 1.25%
(as a percentage of average daily Sub-Account Value)

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
DC-I I
AB VPS International Value Portfolio
Accumulation unit value at beginning of period	$7.702	$7.862	$7.774	$8.416	$6.943	$6.157	$7.738	$7.513	$5.662	$12.272
Accumulation unit value at end of period	$9.516	$7.702	$7.862	$7.774	$8.416	$6.943	$6.157	$7.738	$7.513	$5.662
Number of accumulation units outstanding at end of period (in thousands)	22	26	27	31	53	55	86	110	136	146
American Century VP Capital Appreciation Fund
Accumulation unit value at beginning of period	$3.239	$3.177	$3.156	$2.955	$2.286	$1.995	$2.161	$1.666	$1.242	$2.339
Accumulation unit value at end of period	$3.896	$3.239	$3.177	$3.156	$2.955	$2.286	$1.995	$2.161	$1.666	$1.242
Number of accumulation units outstanding at end of period (in thousands)	765	873	987	1,043	1,180	1,370	1,622	1,902	1,985	2,816
American Funds Growth Fund
Accumulation unit value at beginning of period	$17.955	$16.605	$15.735	$14.684	$11.428	$9.816	$10.383	$8.859	$6.434	$11.629
Accumulation unit value at end of period	$22.750	$17.955	$16.605	$15.735	$14.684	$11.428	$9.816	$10.383	$8.859	$6.434
Number of accumulation units outstanding at end of period (in thousands)	19	19	19	18	22	22	35	42	38	35
Calvert VP SRI Balanced Portfolio
Accumulation unit value at beginning of period	$4.530	$4.252	$4.402	$4.067	$3.490	$3.198	$3.097	$2.797	$2.267	$3.339
Accumulation unit value at end of period	$5.010	$4.530	$4.252	$4.402	$4.067	$3.490	$3.198	$3.097	$2.797	$2.267
Number of accumulation units outstanding at end of period (in thousands)	144	168	178	229	279	330	380	428	455	718
Fidelity® VIP Asset Manager Portfolio
Accumulation unit value at beginning of period	$2.904	$2.853	$2.885	$2.760	$2.416	$2.174	$2.260	$2.002	$1.577	$2.240
Accumulation unit value at end of period	$3.273	$2.904	$2.853	$2.885	$2.760	$2.416	$2.174	$2.260	$2.002	$1.577
Number of accumulation units outstanding at end of period (in thousands)	237	288	357	400	554	628	726	948	1,066	1,628
Fidelity® VIP Contrafund® Portfolio
Accumulation unit value at beginning of period	$5.769	$5.408	$5.440	$4.920	$3.795	$3.301	$3.429	$2.962	$2.214	$3.900
Accumulation unit value at end of period	$6.943	$5.769	$5.408	$5.440	$4.920	$3.795	$3.301	$3.429	$2.962	$2.214
Number of accumulation units outstanding at end of period (in thousands)	1174	1330	1586	1,767	2,170	2,425	2,970	3,601	4,252	5,865
APP I-5

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP Freedom 2015 Portfolio
Accumulation unit value at beginning of period	$20.125	$19.301	$19.643	$19.042	$16.899	$15.291	$15.564	$-	$-	$-
Accumulation unit value at end of period	$22.817	$20.125	$19.301	$19.643	$19.042	$16.899	$15.291	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	7	10	24	30	30	26	32	-	-	-
Fidelity® VIP Freedom 2020 Portfolio
Accumulation unit value at beginning of period	$21.931	$20.988	$21.350	$20.669	$18.100	$16.209	$16.619	$-	$-	$-
Accumulation unit value at end of period	$25.181	$21.931	$20.988	$21.350	$20.669	$18.100	$16.209	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	25	19	22	23	24	17	14	-	-	-
Fidelity® VIP Freedom 2025 Portfolio
Accumulation unit value at beginning of period	$23.522	$22.473	$22.871	$22.087	$18.682	$16.478	$17.087	$-	$-	$-
Accumulation unit value at end of period	$27.312	$23.522	$22.473	$22.871	$22.087	$18.682	$16.478	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	16	29	27	27	9	5	5	-	-	-
Fidelity® VIP Freedom 2030 Portfolio
Accumulation unit value at beginning of period	$24.654	$23.468	$23.890	$23.095	$19.262	$16.933	$17.646	$-	$-	$-
Accumulation unit value at end of period	$29.388	$24.654	$23.468	$23.890	$23.095	$19.262	$16.933	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	4	5	5	3	4	1	1	-	-	-
Fidelity® VIP Freedom Income Portfolio
Accumulation unit value at beginning of period	$14.295	$13.894	$14.150	$13.839	$13.319	$12.692	$12.676	$-	$-	$-
Accumulation unit value at end of period	$15.298	$14.295	$13.894	$14.150	$13.839	$13.319	$12.692	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	2	-	-	-	-	-
Fidelity® VIP FundsManager 20% Portfolio
Accumulation unit value at beginning of period	$13.707	$13.519	$13.712	$13.354	$12.822	$12.315	$12.202	$-	$-	$-
Accumulation unit value at end of period	$14.511	$13.707	$13.519	$13.712	$13.354	$12.822	$12.315	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	2	2	-	-	-
Fidelity® VIP FundsManager 50% Portfolio
Accumulation unit value at beginning of period	$18.394	$17.895	$18.123	$17.486	$15.442	$14.199	$14.476	$-	$-	$-
Accumulation unit value at end of period	$20.754	$18.394	$17.895	$18.123	$17.486	$15.442	$14.199	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	0	0	-	-	2	2	5	-	-	-

APP I-6

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Fidelity® VIP FundsManager 60% Portfolio
Accumulation unit value at beginning of period	$20.419	$19.757	$19.952	$19.194	$16.416	$14.912	$15.438	$-	$-	$-
Accumulation unit value at end of period	$23.546	$20.419	$19.757	$19.952	$19.194	$16.416	$14.912	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	0	0	-	-	-	1	1	-	-	-
Fidelity® VIP FundsManager 70% Portfolio
Accumulation unit value at beginning of period	$21.879	$21.127	$21.331	$20.551	$17.122	$15.346	$16.009	$-	$-	$-
Accumulation unit value at end of period	$25.700	$21.879	$21.127	$21.331	$20.551	$17.122	$15.346	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	1	1	1	1	1	0	0	-	-	-
Fidelity® VIP FundsManager 85% Portfolio
Accumulation unit value at beginning of period	$24.584	$23.600	$23.815	$22.950	$18.220	$16.182	$17.329	$-	$-	$-
Accumulation unit value at end of period	$29.839	$24.584	$23.600	$23.815	$22.950	$18.220	$16.182	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	0	1	1	1	0	0	0	-	-	-
Fidelity® VIP Growth Portfolio
Accumulation unit value at beginning of period	$3.588	$3.604	$3.404	$3.098	$2.301	$2.031	$2.053	$1.674	$1.326	$2.542
Accumulation unit value at end of period	$4.788	$3.588	$3.604	$3.404	$3.098	$2.301	$2.031	$2.053	$1.674	$1.326
Number of accumulation units outstanding at end of period (in thousands)	1181	1342	1533	1,625	2,043	2,431	2,931	3,584	3,959	5,427
Fidelity® VIP Overseas Portfolio
Accumulation unit value at beginning of period	$2.086	$2.224	$3.405	$2.394	$1.859	$1.559	$1.905	$1.706	$1.370	$2.469
Accumulation unit value at end of period	$2.683	$2.086	$2.224	$3.405	$2.394	$1.859	$1.559	$1.905	$1.706	$1.370
Number of accumulation units outstanding at end of period (in thousands)	310	395	437	517	697	792	967	1,289	1,571	2,352
Franklin Income VIP Fund
Accumulation unit value at beginning of period	$16.189	$14.376	$15.662	$15.160	$13.472	$12.109	$11.976	$10.763	$8.037	$11.570
Accumulation unit value at end of period	$17.535	$16.189	$14.376	$15.662	$15.160	$13.472	$12.109	$11.976	$10.763	$8.037
Number of accumulation units outstanding at end of period (in thousands)	55	58	97	117	138	147	144	169	132	112
Hartford Balanced HLS Fund
Accumulation unit value at beginning of period	$11.522	$11.003	$11.121	$10.258	$8.571	$7.747	$7.701	$6.954	$5.549	$8.209
Accumulation unit value at end of period	$13.154	$11.522	$11.003	$11.121	$10.258	$8.571	$7.747	$7.701	$6.954	$5.549
Number of accumulation units outstanding at end of period (in thousands)	581	674	759	868	1,615	1,805	2,148	2,567	2,140	3,582

APP I-7

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford Capital Appreciation HLS Fund
Accumulation unit value at beginning of period	$34.530	$33.134	$33.213	$31.341	$22.818	$19.525	$22.316	$19.396	$13.992	$25.990
Accumulation unit value at end of period	$41.653	$34.530	$33.134	$33.213	$31.341	$22.818	$19.525	$22.316	$19.396	$13.992
Number of accumulation units outstanding at end of period (in thousands)	743	868	990	1,101	1,537	1,806	2,189	2,577	2,820	4,765
Hartford Dividend and Growth HLS Fund
Accumulation unit value at beginning of period	$6.239	$5.499	$5.633	$5.050	$3.876	$3.455	$3.453	$3.088	$2.514	$3.767
Accumulation unit value at end of period	$7.293	$6.239	$5.499	$5.633	$5.050	$3.876	$3.455	$3.453	$3.088	$2.514
Number of accumulation units outstanding at end of period (in thousands)	946	1120	1323	1,468	1,894	2,160	2,739	3,370	3,840	5,679
Hartford Growth Opportunities HLS Fund
Accumulation unit value at beginning of period	$12.339	$12.556	$11.378	$10.650	$-	$-	$-	$-	$-	$-
Accumulation unit value at end of period	$15.897	$12.339	$12.556	$11.378	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	24	40	47	26	-	-	-	-	-	-
Hartford International Opportunities HLS Fund
Accumulation unit value at beginning of period	$3.185	$3.185	$3.166	$3.335	$2.778	$2.340	$2.755	$2.436	$1.920	$3.362
Accumulation unit value at end of period	$3.940	$3.185	$3.185	$3.166	$3.335	$2.778	$2.340	$2.755	$2.436	$1.920
Number of accumulation units outstanding at end of period (in thousands)	639	697	806	921	1,237	1,416	1,703	2,004	2,130	4,013
Hartford SmallCap Growth HLS Fund
Accumulation unit value at beginning of period	$20.092	$18.104	$18.432	$17.636	$12.326	$10.632	$10.615	$7.871	$5.886	$9.525
Accumulation unit value at end of period	$23.827	$20.092	$18.104	$18.432	$17.636	$12.326	$10.632	$10.615	$7.871	$5.886
Number of accumulation units outstanding at end of period (in thousands)	33	35	48	45	61	58	77	54	24	12
Hartford Stock HLS Fund
Accumulation unit value at beginning of period	$33.196	$31.292	$30.840	$28.056	$21.482	$19.016	$19.469	$17.172	$11.548	$20.540
Accumulation unit value at end of period	$39.292	$33.196	$31.292	$30.840	$28.056	$21.482	$19.016	$19.469	$17.172	$11.548
Number of accumulation units outstanding at end of period (in thousands)	293	355	392	421	721	836	991	1,141	1,024	3,360
Hartford Total Return Bond HLS Fund
Accumulation unit value at beginning of period	$9.321	$9.032	$9.200	$8.797	$9.031	$8.504	$8.048	$7.580	$6.820	$7.460
Accumulation unit value at end of period	$9.680	$9.321	$9.032	$9.200	$8.797	$9.031	$8.504	$8.048	$7.580	$6.820
Number of accumulation units outstanding at end of period (in thousands)	229	282	311	335	462	547	640	764	776	1,574

APP I-8

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Hartford U.S. Government Securities HLS Fund
Accumulation unit value at beginning of period	$10.898	$10.867	$10.835	$10.671	$10.990	$10.732	$10.362	$10.109	$9.901	$10.030
Accumulation unit value at end of period	$10.905	$10.898	$10.867	$10.835	$10.671	$10.990	$10.732	$10.362	$10.109	$9.901
Number of accumulation units outstanding at end of period (in thousands)	48	55	65	81	91	107	123	150	162	192
Hartford Ultrashort Bond HLS Fund
Accumulation unit value at beginning of period	$3.281	$3.291	$3.328	$3.366	$3.408	$3.451	$3.495	$3.539	$3.670	$3.628
Accumulation unit value at end of period	$3.273	$3.281	$3.291	$3.328	$3.366	$3.408	$3.451	$3.495	$3.539	$3.670
Number of accumulation units outstanding at end of period (in thousands)	128	140	157	214	464	588	644	726	630	1,472
HIMCO VIT Index Fund
Accumulation unit value at beginning of period	$12.105	$10.948	$10.933	$10.090	$-	$-	$-	$-	$-	$-	(a)
Accumulation unit value at end of period	$14.567	$12.105	$10.948	$10.933	$-	$-	$-	$-	$-	$-
Number of accumulation units outstanding at end of period (in thousands)	601	683	742	815	-	-	-	-	-	-
Invesco V.I. Comstock Fund
Accumulation unit value at beginning of period	$17.462	$15.114	$16.314	$15.142	$11.303	$9.624	$9.954	$8.712	$6.870	$10.836
Accumulation unit value at end of period	$20.277	$17.462	$15.114	$16.314	$15.142	$11.303	$9.624	$9.954	$8.712	$6.870
Number of accumulation units outstanding at end of period (in thousands)	9	10	11	14	16	13	14	16	19	14
Invesco V.I. Equity and Income Fund
Accumulation unit value at beginning of period	$17.890	$15.774	$16.396	$15.265	$12.376	$11.151	$11.440	$10.340	$8.547	$11.194
Accumulation unit value at end of period	$19.573	$17.890	$15.774	$16.396	$15.265	$12.376	$11.151	$11.440	$10.340	$8.547
Number of accumulation units outstanding at end of period (in thousands)	17	16	17	30	34	33	35	35	42	45
Oppenheimer Global Fund/VA
Accumulation unit value at beginning of period	$14.472	$14.676	$14.334	$14.223	$11.341	$9.494	$10.510	$9.198	$6.683	$11.341
Accumulation unit value at end of period	$19.483	$14.472	$14.676	$14.334	$14.223	$11.341	$9.494	$10.510	$9.198	$6.683
Number of accumulation units outstanding at end of period (in thousands)	35	38	47	60	64	58	65	80	75	73
PIMCO VIT Real Return Portfolio
Accumulation unit value at beginning of period	$13.873	$13.353	$13.897	$13.649	$15.224	$14.174	$12.851	$12.035	$10.294	$11.215
Accumulation unit value at end of period	$14.202	$13.873	$13.353	$13.897	$13.649	$15.224	$14.174	$12.851	$12.035	$10.294
Number of accumulation units outstanding at end of period (in thousands)	38	41	58	71	87	132	129	143	139	97

APP I-9

	Year ending December 31,
Sub-Account	2017	2016	2015	2014	2013	2012	2011	2010	2009	2008
Pioneer Mid Cap Value VCT Portfolio
Accumulation unit value at beginning of period	$16.828	$14.660	$15.851	$13.982	$10.665	$9.744	$10.479	$9.000	$7.275	$11.121
Accumulation unit value at end of period	$18.758	$16.828	$14.660	$15.851	$13.982	$10.665	$9.744	$10.479	$9.000	$7.275
Number of accumulation units outstanding at end of period (in thousands)	11	10	13	17	16	16	20	28	34	20
Putnam VT Small Cap Value Fund
Accumulation unit value at beginning of period	$16.148	$12.825	$13.561	$13.276	$9.629	$8.299	$8.820	$7.089	$5.457	$9.113
Accumulation unit value at end of period	$17.204	$16.148	$12.825	$13.561	$13.276	$9.629	$8.299	$8.820	$7.089	$5.457
Number of accumulation units outstanding at end of period (in thousands)	16	13	21	25	34	26	39	42	29	28
Royce Small-Cap Portfolio
Accumulation unit value at beginning of period	$17.130	$14.339	$16.462	$16.147	$12.133	$10.921	$11.434	$9.606	$7.194	$10.004
Accumulation unit value at end of period	$17.827	$17.130	$14.339	$16.462	$16.147	$12.133	$10.921	$11.434	$9.606	$7.194
Number of accumulation units outstanding at end of period (in thousands)	22	28	38	42	69	79	113	128	114	110
MSVI Fund, Inc. Mid Cap Growth Portfolio Fund
Accumulation unit value at beginning of period	$14.390	$15.983	$17.216	$17.118	$12.607	$11.767	$12.836	$9.826	$6.323	$12.038
Accumulation unit value at end of period	$19.697	$14.390	$15.983	$17.216	$17.118	$12.607	$11.767	$12.836	$9.826	$6.323
Number of accumulation units outstanding at end of period (in thousands)	17	13	21	29	33	37	75	70	53	38
MSVI Fund, Inc. U.S. Real Estate Portfolio Fund
Accumulation unit value at beginning of period	$16.632	$15.806	$15.703	$12.285	$12.226	$10.707	$10.260	$8.021	$6.321	$10.332
Accumulation unit value at end of period	$16.897	$16.632	$15.806	$15.703	$12.285	$12.226	$10.707	$10.260	$8.021	$6.321
Number of accumulation units outstanding at end of period (in thousands)	17	26	30	31	37	45	45	59	43	43
Victory Variable Insurance Diversified Stock Fund
Accumulation unit value at beginning of period	$14.944	$14.564	$15.221	$13.987	$10.575	$9.209	$10.008	$9.012	$7.188	$11.714
Accumulation unit value at end of period	$18.664	$14.944	$14.564	$15.221	$13.987	$10.575	$9.209	$10.008	$9.012	$7.188
Number of accumulation units outstanding at end of period (in thousands)	3	3	4	5	6	7	10	8	-	11

(a)  HIMCO VIT Index Fund merged into BlackRock S&P 500 Index V.I. Fund effective April 20, 2018.

APP I-10

APPENDIX II
ACCUMULATION PERIOD UNDER PRIOR
GROUP CONTRACTS

Where such contracts are no longer being issued, Contract Owners may continue to make Contributions to the contracts subject to the following charges.

A. DEDUCTIONS UNDER THE PRIOR GROUP CONTRACTS FOR SALES EXPENSES, THE MINIMUM DEATH BENEFIT GUARANTEE AND ANY APPLICABLE PREMIUM TAXES.

Contributions made to a Participant's Individual Account pursuant to the terms of contracts issued after December 7, 1981 and prior to May 2, 1983 are subject to the following:

No deduction for sales expenses is made at the time of allocation of Contributions to the Contracts. Hartford charges a contingent deferred sales charge that begins to phase out after the 12th Participation Contract Year. During the first 10 Participation Contract Years, a maximum deduction of 6% will be made against the full amount of any such surrender. Thereafter, if a surrender occurs between the 10th and 12th Participant Contract Years, a 5% contingent deferred sales charge will be made against the full amount of such surrender. Effective October 1, 1997, after the 12th Participant Contract Year, the 5% charge will be reduced by 1% each subsequent year until the charge is eliminated.

In some states, the contingent deferred sales charge structure noted above may not yet be available. In these states, Hartford will deduct 6% from the amount surrendered from any Participant's Individual Account under a Master Contract during the first ten Participant's Contract Years and 5% thereafter prior to the Annuity Commencement Date.

The full value of a surrender is subject to such charges when applied as a percentage against the sum of all Contributions to a Participant's Individual Account.

No deduction for contingent deferred sales charges will be made: (1) in the event of death of a Participant; or (2) if the value of a Participant's Individual Account is paid out under one of the available annuity options under the contracts; or, (3) if, on Public Employee Deferred Compensation Plans only, a Participant in a Plan makes a financial hardship withdrawal as defined in the Regulations issued by the IRS with respect to the IRC Section 457 governmental deferred compensation plans. The Plan of the Employer must also provide for such hardship withdrawals.

Notwithstanding the foregoing, effective August 1, 2011, the contingent deferred sales charge was removed from the Contracts and we will no longer charge a contingent deferred sales charge when you partially or fully Surrender the Contract.

Hartford reserves the right to limit any increase in the Contributions made to a Participant's Individual Account to not more than three times the total Contributions made on behalf of such Participant during the initial 12 consecutive months of the Account's existence under the contract of the present guaranteed deduction rates. Increases in excess of those described will be accepted only with the consent of Hartford and subject to the then current deductions being made for Sales Charges, the Minimum Death Benefit guarantee and mortality and expense undertaking.

Each contract provides for experience rating of the deduction for sales expenses and/or the Annual Maintenance Fee. In order to experience rate a contract, actual sales costs applicable to a particular contract are determined. If the costs exceed the amounts deducted for such expenses, no additional deduction will be made. If however, the amounts deducted for such expenses exceed actual costs, Hartford, in its discretion, may allocate all, a portion, or none of such excess as an experience rating credit. If such an allocation is made, the experience credit will be made appropriate: (1) by a reduction in the amount deducted from subsequent contributions for sales expenses; (2) by the crediting of a number of additional Accumulation Units or by Annuity Units, as applicable, without deduction of any sales or other expenses therefrom; (3) or by waiver of the Annual Maintenance Fees or by a combination of the above. To date experience rating credits have been provided on certain cases.

B. DEDUCTIONS FOR MORTALITY, EXPENSE RISK AND ADMINISTRATIVE UNDERTAKINGS, ANNUAL MAINTENANCE FEE AND PREMIUM TAXES.

1. Mortality and Expense Risk Undertakings

Although Variable Annuity payments made under the contracts will vary in accordance with the investment performance of the Fund shares, the payments will not be affected by (a) Hartford's actual expenses, if greater than the deductions

APP II-1

provided for in the contracts, or (b) Hartford's actual mortality experience among Annuitants after retirement because of the expense and mortality undertakings by Hartford.

In providing an expense undertaking, Hartford assumes the risk that the deductions for sales expenses, the Annual Maintenance Fee and the Minimum Death Benefit during the Accumulation Period may be insufficient to cover the actual costs of providing such items.

The mortality undertaking provided by Hartford under the contracts, assuming the selection of one of the forms of life annuities, is to make monthly annuity payments (determined in accordance with the annuity tables and other provisions contained in the contract) to Contract Owners or Annuitant's Accounts regardless of how long an Annuitant may live and regardless of how long all Annuitants as a group may live. This undertaking assures a Contract Owner that neither the longevity of an Annuitant nor an improvement in life expectancy will have any adverse effect on the monthly annuity payments the Employees will receive under the contract. It thus relieves the Contract Owner from the risk that Participants in the Plan will outlive the funds accumulated.

The mortality undertaking is based on Hartford's actuarial determination of expected mortality rates among all Annuitants. If actual experience among Annuitants deviates from Hartford's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Hartford must provide amounts from its general funds to fulfill its contract obligations. In that event, a loss will fall on Hartford. Conversely, if longevity among Annuitants is lower than anticipated, a gain will result to Hartford.

For assuming these risks Hartford makes a minimum daily charge against the value of the average daily assets held under DC-I and DC-II, as appropriate, of 1.25% with respect to the Hartford Total Return Bond HLS Fund and Hartford Ultrashort Bond HLS Fund Sub-Accounts where available, on an annual basis. This rate may be periodically increased by Hartford subject to a maximum annual rate of 2.00%. However, no increase will occur unless the Securities and Exchange Commission first approves the increase.

2. Annual Maintenance Fee

There will be an Annual Maintenance Fee deduction in the amount of $18 from the value of each such Participant's Individual Account under the contracts, except as set forth below.

This fee will be deducted from the value of each such account on the last business day of each calendar year; provided, however, that if the value of a Participant's Individual Account is redeemed in full at any time before the last business day of the year, then the Annual Maintenance Fee charge will be deducted from the proceeds of such redemption. No contract fee deduction will be made during the Annuity Payment period under the contracts.

In the event that the Contributions made on behalf of a Participant are allocated partially to the fixed annuity portion of the Participant's Individual Account and partially to the variable annuity portion of the Participant's Individual Account, then the Annual Maintenance Fee will be deducted first from the value of the fixed annuity portion of the Participant's Individual Account. If the value of the fixed annuity portion of the Participant's Individual Account is insufficient to pay the fee, then any deficit will be deducted from the value of the variable annuity portion of the Participant's Individual Account in the following manner: if there are no accumulation units in the General Account or if their value is less than $10, the General Account portion of an account will be made against values held in the Hartford Stock HLS Fund Sub-Account of DC-I. If the Hartford Stock HLS Fund Sub-Account values are insufficient to cover the fee, the fee shall be deducted from the account values held in the Hartford Total Return Bond HLS Fund Sub-Account of DC-I. In the event that the Contributions made on behalf of a Participant are allocated partially to the General Account and partially to the Separate Account, the Annual Maintenance Fee will be charged against the Separate Account and General Account on a pro rata basis.

3. Premium Taxes

A deduction is also made for Premium Taxes, if applicable. On any contract subject to Premium Taxes, the tax will be deducted from the Contributions when received, from the proceeds at surrender, or from the amount applied to effect an annuity at the time annuity payments commence.

APP II-2

This form must be completed for all tax-sheltered annuities.

SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Hartford Variable Annuity Contract which you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:

a.  attained age 59 1/2

b.  severance from employment

c.  died, or

d.  become disabled.

Distributions of post December 31, 1988 Contributions (excluding any income thereon) may also be made if you have experienced a financial hardship. Also there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service. Also, please be aware that your 403(b) plan may also offer other financial alternatives other than the Hartford variable annuity. Please refer to your Plan.

Please complete the following and return to:

MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583

Name of Contractholder/Participant

Address

City or Plan/School District

Date

TABLE OF CONTENTS
FOR
STATEMENT OF ADDITIONAL INFORMATION

To obtain a Statement of Additional Information, complete the form below and mail to:

MassMutual U.S. Workplace Solutions
P.O. Box 1583
Hartford, CT 06144-1583

Please send the current Statement of Additional Information for HV-1524 to me at the following address:

Name

Address

City/State Zip Code

Part B

Statement of Additional Information
Hartford Life Insurance Company

DC Variable Account-I and Separate Account Two (DC-II)

Group Variable Annuity Contracts

HV-1524

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.

To obtain a prospectus, send a written request to Hartford Life Insurance Company Attn: MassMutual U.S. Workplace Solutions, P.O. Box 1583, Hartford, CT 06144-1583.

Date of Prospectus: May 1, 2018
Date of Statement of Additional Information: May 1, 2018

Table of Contents

General Information	2
Safekeeping of Assets	2
Experts	2
Non-Participating	2
Misstatement of Age or Sex	2
Principal Underwriter	2
Additonal Payments	2
Performance Related Information	3
Total Return for all Sub-Accounts	3
Yield for Sub-Accounts	3
Money Market Sub-Accounts	3
Additional Materials	4
Performance Comparisons	4
Financial Statements	SA-1

Hartford Life Insurance Company

GENERAL INFORMATION

Safekeeping of Assets

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying Fund shares held in each of the Sub-Accounts.

Experts

The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2017 and 2016, and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, and the statements of assets and liabilities of each of the individual sub-accounts which comprise Hartford Life Insurance Company Separate Account Two as of December 31, 2017, and the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.

The financial statements of Hartford Life Insurance Company DC Variable Account-I as of December 31, 2017 and for each of the years or periods then ended presented therein, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, also included herein, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is One Financial Plaza, 755 Main Street, Hartford, Connecticut 06103.

Non-Participating

The Contract is non-participating and we pay no dividends.

Misstatement of Age or Sex

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity payout or payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity payout with the amount we underpaid and credit interest.

Principal Underwriter

Effective January 31, 2013, we have entered into a distribution agreement with MML Distributors, LLC ("MMLD") under which MMLD serves as Principal Underwriter for the Contracts, which are offered on a continuous basis. MMLD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. ("FINRA"). MMLD is an affiliate of Massachusetts Mutual Life Insurance Company ("MassMutual"), the administrator of the Contracts. The principal business address of MMLD is 100 Bright Meadow Blvd., Enfield, CT 06082.

MMLD may, by written notice to us, require that we pay MMLD, underwriting commissions for its services. Currently, we do not pay MMLD underwriting commissions for the Contracts offered through the Separate Accounts. For 2017, 2016, and 2015, the aggregate dollar amount of underwriting commissions paid to MMLD in its role as principal underwriter was $0.

Additional Payments

As of December 31, 2017, MMLD (or its affiliates) paid Additional Payments to the Financial Intermediaries listed in the Prospectus pursuant to contractual arrangements to make Additional Payments.

2

Hartford Life Insurance Company

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

Total Return for all Sub-Accounts

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for any applicable Mortality and Expense Risk and Administrative Charge, the highest possible Contingent Deferred Sales Charge, and the Annual Maintenance Fee. The formula Hartford uses to calculate standardized total return is P(1+T)n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying Fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the Contingent Deferred Sales Charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

Yield for Sub-Accounts

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a – b/cd + 1)6 – 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying Fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

Money Market Sub-Accounts

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying Fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR." Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A – B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] – 1.

3

Hartford Life Insurance Company

Additional Materials

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

Performance Comparisons

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

4

Report of Independent Registered Public Accounting Firm

Those charged with governance
Hartford Life Insurance Company DC Variable Account — I:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Hartford Life Insurance Company DC Variable Account — I (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or periods listed in the Appendix, and changes in net assets for each of the years or periods listed in the Appendix, and the related notes including the financial highlights for each of the years or periods in the three-year period ended December 31, 2017 in Note 6 (collectively, the financial statements). The financial highlights for each of the years or periods in the two-year period ended December 31, 2014 were audited by other auditors whose report thereon, dated April 28, 2015, expressed an unqualified opinion on those financial highlights. In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or periods listed in the Appendix, and the changes in net assets for each of the years or periods listed in the Appendix, and the financial highlights in each of the years or periods in the three-year period ended December 31, 2017 as indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the PCAOB and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the Separate Account's auditor since 2015.

Hartford, Connecticut
April 30, 2018

Appendix

Statement of assets and liabilities as of December 31, 2017 the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years in the two year period then ended.

AB VPS International Value Portfolio

American Funds Growth Fund

Calvert VP SRI Balanced Portfolio

Fidelity® VIP Contrafund® Portfolio

Invesco V.I. Comstock Fund

Fidelity® VIP FundsManager 50% Portfolio

HIMCO VIT Index Fund

Franklin Income VIP Fund

Hartford Balanced HLS Fund

Hartford Total Return Bond HLS Fund

Hartford Capital Appreciation HLS Fund

Hartford Dividend and Growth HLS Fund

Hartford Growth Opportunities HLS Fund

Hartford International Opportunities HLS Fund

Hartford Ultrashort Bond HLS Fund

Hartford Small Cap Growth HLS Fund

Hartford Stock HLS Fund

Hartford U.S. Government Securities HLS Fund

Morgan Stanley VIF U.S. Real Estate Portfolio (1)

Invesco V.I. Equity and Income Fund

Morgan Stanley VIF Mid Cap Growth Portfolio (1)

Oppenheimer Global Fund/VA

Putnam VT Small Cap Value Fund

PIMCO VIT Real Return Portfolio

Pioneer Mid Cap Value VCT Portfolio

Royce Small-Cap Portfolio

Victory Variable Insurance Diversified Stock Fund

Statement of assets and liabilities as of December 31, 2017, and the related Statements of Operations and Statement of Changes in Net Assets for the period from December 26, 2017 (inception) to December 31, 2017

Fidelity® VIP Freedom 2020 Portfolio

Statement of assets and liabilities as of December 31, 2017, and the related Statements of Operations and Statement of Changes in Net Assets for the year ended December 31, 2017 and the Statement of Change in Net Assets for the period from April 25, 2016 (inception) to December 31, 2016

Fidelity® VIP FundsManager 60% Portfolio

(1)  See Note 2 to the Financial Statements for the former name of the fund.

[This page intentionally left blank]

DC Variable Account - One

Hartford Life Insurance Company
Statement of Assets and Liabilities
December 31, 2017

	AB VPS International Value Portfolio Sub-Account	American Funds Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account	Fidelity® VIP Contrafund® Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account (1)
Assets:
Investments:
Number of shares	1,154	326	34,276	1,519	2,262
Cost	$17,639	$22,484	$63,470	$46,340	$31,438
Market Value	$18,645	$25,193	$76,435	$57,618	$31,528
Due from Sponsor Company	—	—	—	4	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	2	1	—	—
Total assets	18,645	25,195	76,436	57,622	31,528
Liabilities:
Due to Sponsor	5	7	7	—	2
Payable for fund shares purchased	—	—	1	8	—
Other liabilities	1	—	—	—	—
Total liabilities	6	7	8	8	2
Net assets:
For contract liabilities	$18,639	$25,188	$76,428	$57,614	$31,526
Deferred contracts in the accumulation period:
Units owned by participants #	1,880	1,063	13,323	2,538	1,213
Minimum unit fair value #*	$9.91398	$23.70231	$5.73628	$22.70049	$25.99709
Maximum unit fair value #*	$9.91398	$23.70231	$5.73628	$22.70049	$25.99709
Contract liablility	$18,639	$25,188	$76,428	$57,614	$31,526

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(1)  Funded as of December 26, 2017

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 50% Portfolio Sub-Account	Fidelity® VIP FundsManager 60% Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account
Assets:
Investments:
Number of shares	1,774	14,185	910	47,797	19,683
Cost	$18,781	$153,462	$14,596	$824,518	$231,121
Market Value	$23,919	$176,884	$14,717	$1,482,678	$222,811
Due from Sponsor Company	—	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	2	—	—
Total assets	23,919	176,884	14,719	1,482,678	222,811
Liabilities:
Due to Sponsor	—	—	—	—	2
Payable for fund shares purchased	—	—	—	—	3
Other liabilities	2	—	—	2	1
Total liabilities	2	—	—	2	6
Net assets:
For contract liabilities	$23,917	$176,884	$14,719	$1,482,676	$222,805
Deferred contracts in the accumulation period:
Units owned by participants #	1,116	7,276	806	104,869	21,328
Minimum unit fair value #*	$21.42626	$24.30942	$18.26946	$14.13833	$10.44647
Maximum unit fair value #*	$21.42626	$24.30942	$18.26946	$14.13833	$10.44647
Contract liablility	$23,917	$176,884	$14,719	$1,482,676	$222,805

DC Variable Account - One

Hartford Life Insurance Company
Statement of Assets and Liabilities — (continued)
December 31, 2017

	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account
Assets:
Investments:
Number of shares	69,788	49,056	7,115	13,966	19,683
Cost	$3,086,370	$1,057,919	$260,643	$175,460	$197,079
Market Value	$3,360,993	$1,174,883	$273,350	$243,849	$198,014
Due from Sponsor Company	8	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	1	2	—	2
Total assets	3,361,001	1,174,884	273,352	243,849	198,016
Liabilities:
Due to Sponsor	—	4	7	13	7
Payable for fund shares purchased	8	—	—	1	—
Other liabilities	—	—	—	2	—
Total liabilities	8	4	7	16	7
Net assets:
For contract liabilities	$3,360,993	$1,174,880	$273,345	$243,833	$198,009
Deferred contracts in the accumulation period:
Units owned by participants #	75,006	149,252	16,973	57,344	55,978
Minimum unit fair value #*	$44.80980	$7.87176	$16.10463	$4.25209	$3.53729
Maximum unit fair value #*	$44.80980	$7.87176	$16.10463	$4.25209	$3.53729
Contract liablility	$3,360,993	$1,174,880	$273,345	$243,833	$198,009

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(2)  Formerly UIF U.S Real Estate Portfolio. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Morgan Stanley VIF U.S. Real Estate Portfolio Sub-Account (2)	Invesco V.I. Equity and Income Fund Sub-Account
Assets:
Investments:
Number of shares	4,538	17,841	10,658	4	0
Cost	$131,379	$779,198	$112,397	$89	$3
Market Value	$145,810	$1,419,628	$108,814	$89	$4
Due from Sponsor Company	1	—	—	—	—
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	—	3
Total assets	145,811	1,419,628	108,814	89	7
Liabilities:
Due to Sponsor	—	6	8	4	3
Payable for fund shares purchased	1	—	—	—	—
Other liabilities	1	2	2	1	—
Total liabilities	2	8	10	5	3
Net assets:
For contract liabilities	$145,809	$1,419,620	$108,804	$84	$4
Deferred contracts in the accumulation period:
Units owned by participants #	5,874	33,501	9,656	5	—
Minimum unit fair value #*	$24.82427	$42.37592	$11.26796	$17.60397	$20.39143
Maximum unit fair value #*	$24.82427	$42.37592	$11.42858	$17.60397	$20.39143
Contract liablility	$145,809	$1,419,620	$108,804	$84	$4

DC Variable Account - One

Hartford Life Insurance Company
Statement of Assets and Liabilities — (concluded)
December 31, 2017

	Morgan Stanley VIF Mid Cap Growth Portfolio Sub-Account (3)	Oppenheimer Global Fund/VA Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	Pioneer Mid Cap Value VCT Portfolio Sub-Account
Assets:
Investments:
Number of shares	4,309	1,691	1,592	3,363	426
Cost	$52,066	$69,036	$24,136	$47,255	$8,463
Market Value	$51,062	$79,271	$25,784	$41,771	$8,895
Due from Sponsor Company	—	—	—	—	1
Receivable from fund shares sold	—	—	—	—	—
Other assets	—	—	—	3	—
Total assets	51,062	79,271	25,784	41,774	8,896
Liabilities:
Due to Sponsor	—	6	2	3	—
Payable for fund shares purchased	—	—	—	—	3
Other liabilities	—	—	1	—	3
Total liabilities	—	6	3	3	6
Net assets:
For contract liabilities	$51,062	$79,265	$25,781	$41,771	$8,890
Deferred contracts in the accumulation period:
Units owned by participants #	2,488	3,905	1,438	2,823	455
Minimum unit fair value #*	$20.52086	$20.29848	$17.92413	$14.79686	$19.54383
Maximum unit fair value #*	$20.52086	$20.29848	$17.92413	$14.79686	$19.54383
Contract liablility	$51,062	$79,265	$25,781	$41,771	$8,890

#  Rounded units/unit fair values

*  For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value

(3)  Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Portfolio Sub-Account	Victory Variable Insurance Diversified Stock Fund Sub-Account	Invesco V.I. Comstock Fund Sub-Account	HIMCO VIT Index Fund Sub-Account
Assets:
Investments:
Number of shares	4,911	583	598	21,641
Cost	$51,150	$7,786	$10,233	$826,782
Market Value	$43,122	$8,698	$12,281	$1,010,656
Due from Sponsor Company	—	—	—	—
Receivable from fund shares sold	—	—	—	—
Other assets	—	—	1	2
Total assets	43,122	8,698	12,282	1,010,658
Liabilities:
Due to Sponsor	2	9	9	4
Payable for fund shares purchased	1	—	—	—
Other liabilities	1	—	—	—
Total liabilities	4	9	9	4
Net assets:
For contract liabilities	$43,118	$8,689	$12,273	$1,010,654
Deferred contracts in the accumulation period:
Units owned by participants #	2,322	447	581	69,334
Minimum unit fair value #*	$18.57359	$19.44431	$21.12518	$14.57647
Maximum unit fair value #*	$18.57359	$19.44431	$21.12518	$14.57647
Contract liablility	$43,118	$8,689	$12,273	$1,010,654

DC Variable Account - One

Hartford Life Insurance Company
Statement of Operations
December 31, 2017

	AB VPS International Value Portfolio Sub-Account	American Funds Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account	Fidelity® VIP Contrafund® Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account (1)
Investment income:
Dividends	$414	$183	$1,473	$595	$—
Expenses:
Mortality and expense risk charges	(223)	(227)	(645)	(573)	(2)
Net Investment income (loss)	191	(44)	828	22	(2)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,275)	2,045	206	2,566	—
Net realized gain on distributions	—	2,163	750	3,254	—
Net unrealized appreciation (depreciation) of Investments during the year	6,766	1,481	5,738	6,044	90
Net gain (loss) on investments	5,491	5,689	6,694	11,864	90
Net increase (decrease) in net assets resulting from operations	$5,682	$5,645	$7,522	$11,886	$88

(1)  Funded as of December 26, 2017

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 50% Portfolio Sub-Account	Fidelity® VIP FundsManager 60% Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account
Investment income:
Dividends	$234	$1,616	$800	$34,190	$6,679
Expenses:
Mortality and expense risk charges	(203)	(1,489)	(171)	(13,571)	(2,041)
Net Investment income (loss)	31	127	629	20,619	4,638
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	39	138	8	90,218	32
Net realized gain on distributions	145	3,488	—	—	—
Net unrealized appreciation (depreciation) of Investments during the year	2,579	20,274	940	94,668	4,749
Net gain (loss) on investments	2,763	23,900	948	184,886	4,781
Net increase (decrease) in net assets resulting from operations	$2,794	$24,027	$1,577	$205,505	$9,419

DC Variable Account - One

Hartford Life Insurance Company
Statement of Operations — (continued)
December 31, 2017

	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account
Investment income:
Dividends	$36,022	$18,464	$—	$3,612	$1,588
Expenses:
Mortality and expense risk charges	(30,327)	(9,884)	(2,189)	(2,251)	(1,762)
Net Investment income (loss)	5,695	8,580	(2,189)	1,361	(174)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	10,466	4,589	463	18,768	12
Net realized gain on distributions	176,099	77,158	3,241	—	—
Net unrealized appreciation (depreciation) of Investments during the year	456,344	86,559	58,149	33,083	380
Net gain (loss) on investments	642,909	168,306	61,853	51,851	392
Net increase (decrease) in net assets resulting from operations	$648,604	$176,886	$59,664	$53,212	$218

(2)  Formerly UIF U.S Real Estate Portfolio. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Morgan Stanley VIF U.S. Real Estate Portfolio Sub-Account (2)	Invesco V.I. Equity and Income Fund Sub-Account
Investment income:
Dividends	$50	$24,227	$2,728	$82	$87
Expenses:
Mortality and expense risk charges	(1,026)	(12,285)	(1,166)	(32)	(50)
Net Investment income (loss)	(976)	11,942	1,562	50	37
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(106)	137,258	(634)	(153)	962
Net realized gain on distributions	—	—	—	—	109
Net unrealized appreciation (depreciation) of Investments during the year	20,862	88,616	(149)	46	(569)
Net gain (loss) on investments	20,756	225,874	(783)	(107)	502
Net increase (decrease) in net assets resulting from operations	$19,780	$237,816	$779	$(57)	$539

DC Variable Account - One

Hartford Life Insurance Company
Statement of Operations — (concluded)
December 31, 2017

	Morgan Stanley VIF Mid Cap Growth Portfolio Sub-Account (3)	Oppenheimer Global Fund/VA Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	Pioneer Mid Cap Value VCT Portfolio Sub-Account
Investment income:
Dividends	$—	$479	$270	$1,058	$105
Expenses:
Mortality and expense risk charges	(362)	(552)	(323)	(398)	(123)
Net Investment income (loss)	(362)	(73)	(53)	660	(18)
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,662)	1,237	590	(512)	(96)
Net realized gain on distributions	—	—	1,534	—	1,356
Net unrealized appreciation (depreciation) of Investments during the year	13,463	16,541	(275)	1,035	171
Net gain (loss) on investments	11,801	17,778	1,849	523	1,431
Net increase (decrease) in net assets resulting from operations	$11,439	$17,705	$1,796	$1,183	$1,413

(3)  Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Portfolio Sub-Account	Victory Variable Insurance Diversified Stock Fund Sub-Account	Invesco V.I. Comstock Fund Sub-Account	HIMCO VIT Index Fund Sub-Account
Investment income:
Dividends	$390	$28	$219	$17,670
Expenses:
Mortality and expense risk charges	(366)	(37)	(125)	(8,809)
Net Investment income (loss)	24	(9)	94	8,861
Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(3,275)	3	1,191	15,059
Net realized gain on distributions	—	114	481	56,312
Net unrealized appreciation (depreciation) of Investments during the year	4,833	903	37	101,128
Net gain (loss) on investments	1,558	1,020	1,709	172,499
Net increase (decrease) in net assets resulting from operations	$1,582	$1,011	$1,803	$181,360

DC Variable Account - One

Hartford Life Insurance Company
Statements of Changes in Net Assets
December 31, 2017

	AB VPS International Value Portfolio Sub-Account	American Funds Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account	Fidelity® VIP Contrafund® Portfolio Sub-Account	Fidelity® VIP Freedom 2020 Portfolio Sub-Account (1)
Operations:
Net investment income (loss)	$191	$(44)	$828	$22	$(2)
Net realized gain (loss) on security transactions	(1,275)	2,045	206	2,566	—
Net realized gain on distributions	—	2,163	750	3,254	—
Net unrealized appreciation (depreciation) of investments during the year	6,766	1,481	5,738	6,044	90
Net increase (decrease) in net assets resulting from operations	5,682	5,645	7,522	11,886	88
Unit transactions:
Purchases	—	—	1,884	211	—
Net transfers	(11,113)	(266)	41	(7,831)	31,438
Surrenders for benefit payments and fees	(3,660)	(6)	(539)	(4,801)	—
Other transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(14,773)	(272)	1,386	(12,421)	31,438
Net increase (decrease) in net assets	(9,091)	5,373	8,908	(535)	31,526
Net Assets:
Beginning of year	27,730	19,815	67,520	58,149	—
End of year	$18,639	$25,188	$76,428	$57,614	$31,526

(1)  Funded as of December 26, 2017

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 50% Portfolio Sub-Account	Fidelity® VIP FundsManager 60% Portfolio Sub-Account	Franklin Income VIP Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account
Operations:
Net investment income (loss)	$31	$127	$629	$20,619	$4,638
Net realized gain (loss) on security transactions	39	138	8	90,218	32
Net realized gain on distributions	145	3,488	—	—	—
Net unrealized appreciation (depreciation) of investments during the year	2,579	20,274	940	94,668	4,749
Net increase (decrease) in net assets resulting from operations	2,794	24,027	1,577	205,505	9,419
Unit transactions:
Purchases	—	—	—	3,681	5,994
Net transfers	—	—	124	(16,839)	255
Surrenders for benefit payments and fees	(8)	(18)	(5,367)	(284,152)	(19,264)
Other transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(8)	(18)	(5,243)	(297,310)	(13,015)
Net increase (decrease) in net assets	2,786	24,009	(3,666)	(91,805)	(3,596)
Net Assets:
Beginning of year	21,131	152,875	18,385	1,574,481	226,401
End of year	$23,917	$176,884	$14,719	$1,482,676	$222,805

DC Variable Account - One

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
December 31, 2017

	Hartford Capital Appreciation HLS Fund Sub-Account	Hartford Dividend and Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account
Operations:
Net investment income (loss)	$5,695	$8,580	$(2,189)	$1,361	$(174)
Net realized gain (loss) on security transactions	10,466	4,589	463	18,768	12
Net realized gain on distributions	176,099	77,158	3,241	—	—
Net unrealized appreciation (depreciation) of investments during the year	456,344	86,559	58,149	33,083	380
Net increase (decrease) in net assets resulting from operations	648,604	176,886	59,664	53,212	218
Unit transactions:
Purchases	11,242	9,910	—	4,444	3,699
Net transfers	(51,370)	(9,003)	27,128	3,223	—
Surrenders for benefit payments and fees	(796,971)	(37,102)	(3,440)	(54,001)	(816)
Other transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(837,099)	(36,195)	23,688	(46,334)	2,883
Net increase (decrease) in net assets	(188,495)	140,691	83,352	6,878	3,101
Net Assets:
Beginning of year	3,549,488	1,034,189	189,993	236,955	194,908
End of year	$3,360,993	$1,174,880	$273,345	$243,833	$198,009

(2)  Formerly UIF U.S Real Estate Portfolio. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Hartford Small Cap Growth HLS Fund Sub-Account	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	Morgan Stanley VIF U.S. Real Estate Portfolio Sub-Account (2)	Invesco V.I. Equity and Income Fund Sub-Account
Operations:
Net investment income (loss)	$(976)	$11,942	$1,562	$50	$37
Net realized gain (loss) on security transactions	(106)	137,258	(634)	(153)	962
Net realized gain on distributions	—	—	—	—	109
Net unrealized appreciation (depreciation) of investments during the year	20,862	88,616	(149)	46	(569)
Net increase (decrease) in net assets resulting from operations	19,780	237,816	779	(57)	539
Unit transactions:
Purchases	35	8,263	2,502	—	—
Net transfers	48,277	(14,660)	(4,889)	(6,268)	—
Surrenders for benefit payments and fees	(2,152)	(369,658)	(28,156)	(1)	(6,236)
Other transactions	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	46,160	(376,055)	(30,543)	(6,269)	(6,236)
Net increase (decrease) in net assets	65,940	(138,239)	(29,764)	(6,326)	(5,697)
Net Assets:
Beginning of year	79,869	1,557,859	138,568	6,410	5,701
End of year	$145,809	$1,419,620	$108,804	$84	$4

DC Variable Account - One

Hartford Life Insurance Company
Statements of Changes in Net Assets — (concluded)
December 31, 2017

	Morgan Stanley VIF Cap Growth Portfolio Sub-Account (3)	Oppenheimer Global Fund/VA Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	Pioneer Mid Cap Value VCT Portfolio Sub-Account
Operations:
Net investment income (loss)	$(362)	$(73)	$(53)	$660	$(18)
Net realized gain (loss) on security transactions	(1,662)	1,237	590	(512)	(96)
Net realized gain on distributions	—	—	1,534	—	1,356
Net unrealized appreciation (depreciation) of investments during the year	13,463	16,541	(275)	1,035	171
Net increase (decrease) in net assets resulting from operations	11,439	17,705	1,796	1,183	1,413
Unit transactions:
Purchases	—	—	—	—	70
Net transfers	10,026	11,529	(13,763)	206	(6,985)
Surrenders for benefit payments and fees	(11)	(18)	(1,832)	(3,335)	(1,916)
Other transactions	—	—	—	3	—
Net increase (decrease) in net assets resulting from unit transactions	10,015	11,511	(15,595)	(3,126)	(8,831)
Net increase (decrease) in net assets	21,454	29,216	(13,799)	(1,943)	(7,418)
Net Assets:
Beginning of year	29,608	50,049	39,580	43,714	16,308
End of year	$51,062	$79,265	$25,781	$41,771	$8,890

(3)  Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Portfolio Sub-Account	Victory Variable Insurance Diversified Stock Fund Sub-Account	Invesco V.I. Comstock Fund Sub-Account	HIMCO VIT Index Fund Sub-Account
Operations:
Net investment income (loss)	$24	$(9)	$94	$8,861
Net realized gain (loss) on security transactions	(3,275)	3	1,191	15,059
Net realized gain on distributions	—	114	481	56,312
Net unrealized appreciation (depreciation) of investments during the year	4,833	903	37	101,128
Net increase (decrease) in net assets resulting from operations	1,582	1,011	1,803	181,360
Unit transactions:
Purchases	35	—	—	5,545
Net transfers	(11,817)	4,373	(12,584)	(29,393)
Surrenders for benefit payments and fees	(15)	(4)	(4)	(71,773)
Other transactions	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(11,797)	4,369	(12,588)	(95,621)
Net increase (decrease) in net assets	(10,215)	5,380	(10,785)	85,739
Net Assets:
Beginning of year	53,333	3,309	23,058	924,915
End of year	$43,118	$8,689	$12,273	$1,010,654

DC Variable Account - One

Hartford Life Insurance Company
Statements of Changes in Net Assets
December 31, 2016

	AB VPS International Value Portfolio Sub-Account	American Funds Growth Fund Sub-Account	Calvert VP SRI Balanced Portfolio Sub-Account	Fidelity® VIP Contrafund® Portfolio Sub-Account	Fidelity® VIP FundsManager 50% Portfolio Sub-Account
Operations:
Net investment income (loss)	$62	$(19)	$592	$(23)	$47
Net realized gain (loss) on security transactions	(85)	5	1,398	47	23
Net realized gain on distributions	—	1,649	1,864	4,002	284
Net unrealized appreciation (depreciation) of investments during the year	(414)	(79)	950	(503)	291
Net increase (decrease) in net assets resulting from operations	(437)	1,556	4,804	3,523	645
Unit transactions:
Purchases	5	5	2,093	224	—
Net transfers	861	—	(7,054)	2,894	—
Surrenders for benefit payments and fees	(11)	(5)	(3,216)	(2,340)	(8)
Other transactions	—	—	(1)	—	—
Net increase (decrease) in net assets resulting from unit transactions	855	—	(8,178)	778	(8)
Net increase (decrease) in net assets	418	1,556	(3,374)	4,301	637
Net Assets:
Beginning of year	27,312	18,259	70,894	53,848	20,494
End of Year	$27,730	$19,815	$67,520	$58,149	$21,131

(1)  Funded as of April 25, 2016

The accompanying notes are an integral part of these financial statements.

	Fidelity® VIP FundsManager 60% Portfolio Sub-Account (1)	Franklin Income VIP Fund Sub-Account	Hartford Balanced HLS Fund Sub-Account	Hartford Total Return Bond HLS Fund Sub-Account	Hartford Capital Appreciation HLS Fund Sub-Account
Operations:
Net investment income (loss)	$757	$689	$29,910	$3,794	$5,235
Net realized gain (loss) on security transactions	22	(18)	21,562	(600)	(58,013)
Net realized gain on distributions	384	—	—	883	344,740
Net unrealized appreciation (depreciation) of investments during the year	3,148	1,445	26,407	3,834	(123,448)
Net increase (decrease) in net assets resulting from operations	4,311	2,116	77,879	7,911	168,514
Unit transactions:
Purchases	—	5	4,166	5,093	8,854
Net transfers	148,582	—	(15,095)	(3,076)	(312,239)
Surrenders for benefit payments and fees	(18)	(6)	(41,667)	(6,534)	(425,634)
Other transactions	—	—	—	—	(3)
Net increase (decrease) in net assets resulting from unit transactions	148,564	(1)	(52,596)	(4,517)	(729,022)
Net increase (decrease) in net assets	152,875	2,115	25,283	3,394	(560,508)
Net Assets:
Beginning of year	—	16,270	1,549,198	223,007	4,109,996
End of Year	$152,875	$18,385	$1,574,481	$226,401	$3,549,488

DC Variable Account - One

Hartford Life Insurance Company
Statements of Changes in Net Assets — (continued)
December 31, 2016

	Hartford Dividend and Growth HLS Fund Sub-Account	Hartford Growth Opportunities HLS Fund Sub-Account	Hartford International Opportunities HLS Fund Sub-Account	Hartford Ultrashort Bond HLS Fund Sub-Account	Hartford Small Cap Growth HLS Fund Sub-Account
Operations:
Net investment income (loss)	$11,563	$(893)	$1,677	$(734)	$(544)
Net realized gain (loss) on security transactions	1,374	(13,996)	818	3	(1,245)
Net realized gain on distributions	109,566	29,010	—	—	3,337
Net unrealized appreciation (depreciation) of investments during the year	4,220	(16,972)	(1,850)	743	6,636
Net increase (decrease) in net assets resulting from operations	126,723	(2,851)	645	12	8,184
Unit transactions:
Purchases	7,810	—	2,077	1,662	36
Net transfers	(5,573)	193	724	55,912	(448)
Surrenders for benefit payments and fees	(31,323)	(3,008)	(2,596)	(851)	(2,041)
Other transactions	—	(1)	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(29,086)	(2,816)	205	56,723	(2,453)
Net increase (decrease) in net assets	97,637	(5,667)	850	56,735	5,731
Net Assets:
Beginning of year	936,552	195,660	236,105	138,173	74,138
End of Year	$1,034,189	$189,993	$236,955	$194,908	$79,869

The accompanying notes are an integral part of these financial statements.

	Hartford Stock HLS Fund Sub-Account	Hartford U.S. Government Securities HLS Fund Sub-Account	UIF U.S. Real Estate Portfolio Sub-Account	Invesco V.I. Equity and Income Fund Sub-Account	UIF Mid Cap Growth Portfolio Sub-Account
Operations:
Net investment income (loss)	$14,192	$1,463	$332	$40	$(270)
Net realized gain (loss) on security transactions	90,341	(75)	681	2	(313)
Net realized gain on distributions	—	—	—	167	1,448
Net unrealized appreciation (depreciation) of investments during the year	1,179	(617)	(55)	484	(3,916)
Net increase (decrease) in net assets resulting from operations	105,712	771	958	693	(3,051)
Unit transactions:
Purchases	8,770	2,426	—	—	—
Net transfers	(186,410)	2,279	385	—	594
Surrenders for benefit payments and fees	(84,307)	(2,671)	(1)	(3)	(11)
Other transactions	(1)	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(261,948)	2,034	384	(3)	583
Net increase (decrease) in net assets	(156,236)	2,805	1,342	690	(2,468)
Net Assets:
Beginning of year	1,714,095	135,763	5,068	5,011	32,076
End of Year	$1,557,859	$138,568	$6,410	$5,701	$29,608

DC Variable Account - One

Hartford Life Insurance Company
Statements of Changes in Net Assets — (concluded)
December 31, 2016

	Oppenheimer Global Fund/VA Sub-Account	Putnam VT Small Cap Value Fund Sub-Account	PIMCO VIT Real Return Portfolio Sub-Account	Pioneer Mid Cap Value VCT Portfolio Sub-Account
Operations:
Net investment income (loss)	$(64)	$37	$613	$(96)
Net realized gain (loss) on security transactions	(357)	(2,046)	(695)	(386)
Net realized gain on distributions	3,264	2,031	—	923
Net unrealized appreciation (depreciation) of investments during the year	(3,573)	5,071	1,959	3,070
Net increase (decrease) in net assets resulting from operations	(730)	5,093	1,877	3,511
Unit transactions:
Purchases	11	—	—	73
Net transfers	—	14,759	(1,700)	(4,468)
Surrenders for benefit payments and fees	(1,630)	(8)	(2,287)	(1,643)
Other transactions	—	—	2	—
Net increase (decrease) in net assets resulting from unit transactions	(1,619)	14,751	(3,985)	(6,038)
Net increase (decrease) in net assets	(2,349)	19,844	(2,108)	(2,527)
Net Assets:
Beginning of year	52,398	19,736	45,822	18,835
End of Year	$50,049	$39,580	$43,714	$16,308

The accompanying notes are an integral part of these financial statements.

	Royce Small-Cap Portfolio Sub-Account	Victory Variable Insurance Diversified Stock Fund Sub-Account	Invesco V.I. Comstock Fund Sub-Account	HIMCO VIT Index Fund Sub-Account
Operations:
Net investment income (loss)	$531	$4	$12	$10,879
Net realized gain (loss) on security transactions	(1,628)	2	1,297	10,425
Net realized gain on distributions	8,581	274	745	62,940
Net unrealized appreciation (depreciation) of investments during the year	(1,185)	(183)	(1,140)	7,317
Net increase (decrease) in net assets resulting from operations	6,299	97	914	91,561
Unit transactions:
Purchases	36	11	—	5,754
Net transfers	12,680	—	6,942	(10,960)
Surrenders for benefit payments and fees	(16)	(4)	(3,118)	(93,669)
Other transactions	—	—	—	(12)
Net increase (decrease) in net assets resulting from unit transactions	12,700	7	3,824	(98,887)
Net increase (decrease) in net assets	18,999	104	4,738	(7,326)
Net Assets:
Beginning of year	34,334	3,205	18,320	932,241
End of Year	$53,333	$3,309	$23,058	$924,915

DC Variable Account - One

Hartford Life Insurance Company
Notes to Financial Statements
December 31, 2017

I.  Organization 2017

Separate Account DC Variable Account — I (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. On January 1, 2013, the Sponsor Company entered into a reinsurance agreement with Massachusetts Mutual Life Insurance Company (the "Agent for Service") to re-insure the obligations of the Sponsor Company and to provide administration of the Account. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

The Account is comprised of the following Sub-Accounts: AB VPS International Value Portfolio, American Funds Growth Fund, Calvert VP SRI Balanced Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom Fund 2030 Portfolio, Fidelity® VIP Freedom 2025 Portfolio*, Fidelity® VIP FundsManager 50% Portfolio, Fidelity® VIP FundsManager 60% Portfolio, Fidelity® VIP FundsManager 85% Portfolio*, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford International Opportunities HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Cap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Morgan Stanley VIF U.S. Real Estate Portfolio, Invesco V.I. Equity and Income Fund*, Morgan Stanley VIF Mid Cap Growth Portfolio, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Mid Cap Value VCT Portfolio, Royce Small-Cap Portfolio, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, and HIMCO VIT Index Fund

*  These funds were not funded as of December 31, 2017, and as a result, are not presented in the statements of assets and liabilities.

The sub-accounts are invested in mutual funds (the "Funds") of the same name.

If a Fund is subject to a merger by the fund manager, the Sub-account invested in the surviving Fund acquires the net assets of the Sub-Account associated with the merging fund on the date disclosed. These amounts are reflected in the statements of changes in net assets as a net transfer. There were no funds subject to mergers in 2016 and 2017.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.  Significant Accounting Policies

The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

a)  Security Transactions — Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain distributions income is accrued as of the ex-dividend date. Net realized gain distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

b)  Unit Transactions — Unit transactions are executed based on the unit values calculated at the close of the business day.

c)  Federal Income Taxes — The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d)  Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimate contained within the financial statements are the fair value measurements.

e)  Mortality Risk — The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

f)  Fair Value Measurements — The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2017 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2017, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2017 and 2016.

3.  Administration of the Account and Related Charges

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a)  Mortality and Expense Risk Charges — The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 0.9% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b)  Tax Expense Charges — If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract's average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account's average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c)  Annual Maintenance Fees — An annual maintenance fee up to $18 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

d)  Transaction with Related Party — Hartford Funds Management Company, LLC (HFMC) and Hartford Investment Management Company (HIMCO), affiliates of the Sponsor, provide investment advisory services to the Hartford HLS Funds and HIMCO VIT funds respectively and charge advisory fees at a maximum annual rate of 0.775% and 0.3% respectively of the Funds' average daily net assets. OFI Global Asset Management, Inc., an afiliate of the Agent for Service, provides investment advisor services to the Oppenheimer Funds and charges advisory fees at a maximum annual rate of 0.75% of the Funds' average daily net assets.

DC Variable Account - One

Hartford Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2017

4.  Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of Investments for the period ended December 31, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS International Value Portfolio	$12,753	$27,332
American Funds Growth Fund	20,626	18,780
Calvert VP SRI Balanced Portfolio	4,013	1,046
Fidelity® VIP Contrafund® Portfolio	4,039	13,183
Fidelity® VIP Freedom 2020 Portfolio	31,438	—
Fidelity® VIP FundsManager 50% Portfolio	379	212
Fidelity® VIP FundsManager 60% Portfolio	5,105	1,507
Franklin Income VIP Fund	924	5,543
Hartford Balanced HLS Fund	35,945	312,635
Hartford Total Return Bond HLS Fund	12,473	20,852
Hartford Capital Appreciation HLS Fund	236,436	891,741
Hartford Dividend and Growth HLS Fund	114,721	65,177
Hartford Growth Opportunities HLS Fund	45,888	21,142
Hartford International Opportunities HLS Fund	36,517	81,485
Hartford Ultrashort Bond HLS Fund	5,056	2,345
Hartford Small Cap Growth HLS Fund	61,024	15,846
Hartford Stock HLS Fund	29,416	393,528
Hartford U.S. Government Securities HLS Fund	5,013	33,985
Morgan Stanley VIF U.S. Real Estate Portfolio	164	6,381
Invesco V.I. Equity and Income Fund	196	6,286
Morgan Stanley VIF Mid Cap Growth Portfolio	24,443	14,798
Oppenheimer Global Fund/VA	55,100	43,665
Putnam VT Small Cap Value Fund	21,580	35,695
PIMCO VIT Real Return Portfolio	1,267	3,739
Pioneer Mid Cap Value VCT Portfolio	1,529	9,024
Royce Small-Cap Portfolio	504	12,275
Victory Variable Insurance Diversified Stock Fund	4,516	34
Invesco V.I. Comstock Fund	700	12,713
HIMCO VIT Index Fund	77,247	107,692

5.  Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Value Portfolio	1,430	3,018	(1,588)
American Funds Growth Fund	781	781	—
Calvert VP SRI Balanced Portfolio	341	83	258
Fidelity® VIP Contrafund® Portfolio	10	566	(556)
Fidelity® VIP Freedom 2020 Portfolio	1,213	—	1,213
Franklin Income VIP Fund	8	296	(288)
Hartford Balanced HLS Fund	258	22,964	(22,706)
Hartford Total Return Bond HLS Fund	592	1,851	(1,259)
Hartford Capital Appreciation HLS Fund	662	21,541	(20,879)
Hartford Dividend and Growth HLS Fund	3,127	7,983	(4,856)

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
Hartford Growth Opportunities HLS Fund	2,922	1,201	1,721
Hartford International Opportunities HLS Fund	8,594	20,426	(11,832)
Hartford Ultrashort Bond HLS Fund	1,043	228	815
Hartford Small Cap Growth HLS Fund	2,720	675	2,045
Hartford Stock HLS Fund	190	10,355	(10,165)
Hartford U.S. Government Securities HLS Fund	219	2,911	(2,692)
Morgan Stanley VIF U.S. Real Estate Portfolio	5	371	(366)
Invesco V.I. Equity and Income Fund	—	307	(307)
Morgan Stanley VIF Mid Cap Growth Portfolio	1,264	758	506
Oppenheimer Global Fund/VA	3,016	2,442	574
Putnam VT Small Cap Value Fund	1,182	2,105	(923)
PIMCO VIT Real Return Portfolio	14	226	(212)
Pioneer Mid Cap Value VCT Portfolio	4	483	(479)
Royce Small-Cap Portfolio	7	684	(677)
Victory Variable Insurance Diversified Stock Fund	234	—	234
Invesco V.I. Comstock Fund	—	691	(691)
HIMCO VIT Index Fund	397	7,433	(7,036)

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS International Value Portfolio	130	20	110
Calvert VP SRI Balanced Portfolio	451	2,049	(1,598)
Fidelity® VIP Contrafund® Portfolio	174	147	27
Fidelity® VIP FundsManager 60% Portfolio	7,278	1	7,277
Franklin Income VIP Fund	0	0	0
Hartford Balanced HLS Fund	309	4,648	(4,339)
Hartford Total Return Bond HLS Fund	588	1,041	(453)
Hartford Capital Appreciation HLS Fund	1,398	21,623	(20,225)
Hartford Dividend and Growth HLS Fund	1,935	6,729	(4,794)
Hartford Growth Opportunities HLS Fund	6,383	6,621	(238)
Hartford International Opportunities HLS Fund	1,515	1,509	6
Hartford Ultrashort Bond HLS Fund	16,272	239	16,033
Hartford Small Cap Growth HLS Fund	222	351	(129)
Hartford Stock HLS Fund	253	7,733	(7,480)
Hartford U.S. Government Securities HLS Fund	409	236	173
UIF U.S. Real Estate Portfolio	2,143	2,082	61
UIF Mid Cap Growth Portfolio	76	34	42
Oppenheimer Global Fund/VA	1	121	(120)
Putnam VT Small Cap Value Fund	2,040	1,166	874
PIMCO VIT Real Return Portfolio	0	282	(282)
Pioneer Mid Cap Value VCT Portfolio	789	1,097	(308)
Royce Small-Cap Portfolio	1,081	396	685
Victory Variable Insurance Diversified Stock Fund	1	1	—
Invesco V.I. Comstock Fund	691	591	100
HIMCO VIT Index Fund	478	9,237	(8,759)

DC Variable Account - One

Hartford Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2017

6.  Financial Highlights

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the funds merged into the surviving fund.

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS International Value Portfolio
2017	1,880	$9.913976	to	$9.913976	$18,639	0.90%	to	0.90%	1.68%	to	1.68%	23.98%	to	23.98%
2016	3,468	7.996630	to	7.996630	27,730	0.90%	to	0.90%	1.13%	to	1.13%	(1.68)%	to	(1.68)%
2015	3,358	8.133659	to	8.133659	27,312	0.90%	to	0.90%	2.28%	to	2.28%	1.48%	to	1.48%
2014	3,433	8.014705	to	8.014705	27,513	0.90%	to	0.90%	3.44%	to	3.44%	(7.30)%	to	(7.30)%
2013	3,338	8.645735	to	8.645735	28,859	0.90%	to	0.90%	4.89%	to	4.89%	21.63%	to	21.63%
American Funds Growth Fund
2017	1,063	23.702313	to	23.702313	25,188	0.90%	to	0.90%	0.72%	to	0.72%	27.15%	to	27.15%
2016	1,063	18.641877	to	18.641877	19,815	0.90%	to	0.90%	0.79%	to	0.79%	8.51%	to	8.51%
2015	1,063	17.179968	to	17.179968	18,259	0.90%	to	0.90%	0.62%	to	0.62%	5.90%	to	5.90%
2014	1,142	16.222711	to	16.222711	18,532	0.90%	to	0.90%	0.63%	to	0.63%	0.08%	to	0.08%
2013	1,225	15.085724	to	15.085724	18,484	0.90%	to	0.90%	0.96%	to	0.96%	28.94%	to	28.94%
Calvert VP SRI Balanced Portfolio
2017	13,323	5.736276	to	5.736276	76,428	0.90%	to	0.90%	2.05%	to	2.05%	11.00%	to	11.00%
2016	13,065	5.167927	to	5.167927	67,520	0.90%	to	0.90%	1.74%	to	1.74%	6.89%	to	6.89%
2015	14,663	4.834770	to	4.834770	70,894	0.90%	to	0.90%	0.11%	to	0.11%	(3.07)%	to	(3.07)%
2014	16,586	4.987794	to	4.987794	82,728	0.90%	to	0.90%	1.50%	to	1.50%	8.62%	to	8.62%
2013	18,603	4.592001	to	4.592001	85,425	0.90%	to	0.90%	0.93%	to	1.04%	16.95%	to	16.95%
Fidelity® VIP Contrafund® Portfolio
2017	2,538	22.700491	to	22.700491	57,614	0.90%	to	0.90%	0.93%	to	0.93%	20.79%	to	20.79%
2016	3,094	18.793775	to	18.793775	58,149	0.90%	to	0.90%	0.85%	to	0.85%	7.04%	to	7.04%
2015	3,067	17.557643	to	17.557643	53,848	0.90%	to	0.90%	0.90%	to	0.90%	(0.23)%	to	(0.23)%
2014	4,050	17.598288	to	17.598288	71,266	0.90%	to	0.90%	1.01%	to	1.01%	10.94%	to	10.94%
2013	3,984	15.862810	to	15.862810	63,192	0.90%	to	0.90%	1.05%	to	1.05%	30.11%	to	30.11%
Fidelity® VIP Freedom 2020 Portfolio
2017	1,213	25.997087	to	25.997087	31,526	0.90%	to	0.90%	0.00%	to	0.00%	0.28%	to	0.28%
Fidelity® VIP FundsManager 50% Portfolio
2017	1,116	21.426255	to	21.426255	23,917	0.90%	to	0.90%	1.03%	to	1.03%	13.22%	to	13.22%
2016	1,117	18.923804	to	18.923804	21,131	0.90%	to	0.90%	1.12%	to	1.12%	3.15%	to	3.15%
2015	1,117	18.346246	to	18.346246	20,494	0.90%	to	0.90%	0.98%	to	0.98%	(0.91)%	to	(0.91)%
2014	1,117	18.515481	to	18.515481	20,690	0.90%	to	0.90%	1.00%	to	1.00%	4.01%	to	4.01%
2013	1,118	17.801428	to	17.801428	19,900	0.90%	to	0.90%	0.85%	to	0.85%	13.63%	to	13.63%
Fidelity® VIP FundsManager 60% Portfolio
2017	7,276	24.309421	to	24.309421	176,884	0.90%	to	0.90%	0.97%	to	0.97%	15.72%	to	15.72%
2016	7,277	21.007555	to	21.007555	152,875	0.90%	to	0.90%	1.11%	to	1.11%	3.71%	to	3.71%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Franklin Income VIP Fund
2017	806	$18.269458	to	$18.269458	$14,719	0.90%	to	0.90%	4.19%	to	4.19%	8.69%	to	8.69%
2016	1,094	16.808318	to	16.808318	18,385	0.90%	to	0.90%	4.95%	to	4.95%	13.00%	to	13.00%
2015	1,094	14.874050	to	14.874050	16,270	0.90%	to	0.90%	5.71%	to	5.71%	(7.89)%	to	(7.89)%
2014	2,924	16.147623	to	16.147623	47,210	0.90%	to	0.90%	4.66%	to	4.66%	3.68%	to	3.68%
2013	4,645	15.574705	to	15.574705	72,342	0.90%	to	0.90%	5.89%	to	5.89%	12.92%	to	12.92%
Hartford Balanced HLS Fund
2017	104,869	14.138332	to	14.138332	1,482,676	0.90%	to	0.90%	2.17%	to	2.17%	14.56%	to	14.56%
2016	127,575	12.341601	to	12.341601	1,574,481	0.90%	to	0.90%	2.79%	to	2.79%	5.09%	to	5.09%
2015	131,914	11.743965	to	11.743965	1,549,198	0.90%	to	0.90%	1.84%	to	1.84%	(0.72)%	to	(0.72)%
2014	143,420	11.829124	to	11.829124	1,696,530	0.90%	to	0.90%	1.64%	to	1.64%	8.81%	to	8.81%
2013	174,717	10.871671	to	10.871671	1,899,468	0.90%	to	0.90%	1.48%	to	1.52%	20.10%	to	20.10%
Hartford Total Return Bond HLS Fund
2017	21,328	10.446466	to	10.446466	222,805	0.90%	to	0.90%	2.96%	to	2.96%	4.22%	to	4.22%
2016	22,587	10.023584	to	10.023584	226,401	0.90%	to	0.90%	2.54%	to	2.54%	0.04%	to	0.04%
2015	23,040	9.678997	to	9.678997	223,007	0.90%	to	0.90%	2.47%	to	2.47%	(1.48)%	to	(1.48)%
2014	34,977	9.824186	to	9.824186	343,616	0.90%	to	0.90%	3.27%	to	3.27%	4.94%	to	4.94%
2013	34,620	9.361821	to	9.361821	324,105	0.90%	to	0.90%	3.94%	to	3.98%	(2.25)%	to	(2.25)%
Hartford Capital Appreciation HLS Fund
2017	75,006	44.809804	to	44.809804	3,360,993	0.90%	to	0.90%	1.07%	to	1.07%	21.05%	to	21.05%
2016	95,885	37.018284	to	37.018284	3,549,488	0.90%	to	0.90%	1.02%	to	1.02%	4.58%	to	4.58%
2015	116,110	35.397560	to	35.397560	4,109,996	0.90%	to	0.90%	0.86%	to	0.86%	0.11%	to	0.11%
2014	130,409	35.358053	to	35.358053	4,611,015	0.90%	to	0.90%	0.88%	to	0.88%	6.35%	to	6.35%
2013	140,489	33.248298	to	33.248298	4,671,025	0.90%	to	0.90%	0.86%	to	0.91%	37.83%	to	37.83%
Hartford Dividend and Growth HLS Fund
2017	149,252	7.871756	to	7.871756	1,174,880	0.90%	to	0.90%	1.67%	to	1.67%	17.30%	to	17.30%
2016	154,108	6.710769	to	6.710769	1,034,189	0.90%	to	0.90%	2.11%	to	2.11%	13.86%	to	13.86%
2015	158,902	5.893912	to	5.893912	936,552	0.90%	to	0.90%	1.76%	to	1.76%	(2.04)%	to	(2.04)%
2014	176,318	6.016831	to	6.016831	1,060,878	0.90%	to	0.90%	1.81%	to	1.81%	11.95%	to	11.95%
2013	207,497	5.374672	to	5.374672	1,115,226	0.90%	to	0.90%	2.04%	to	2.48%	30.74%	to	30.74%
Hartford Growth Opportunities HLS Fund
2017	16,973	16.104633	to	16.104633	273,345	0.90%	to	0.90%	0.00%	to	0.00%	29.28%	to	29.28%
2016	15,252	12.456897	to	12.456897	189,993	0.90%	to	0.90%	0.45%	to	0.45%	(1.38)%	to	(1.38)%
2015	15,490	12.631203	to	12.631203	195,660	0.90%	to	0.90%	0.12%	to	0.12%	10.73%	to	10.73%
2014	16,660	11.406721	to	11.406721	190,041	0.90%	to	0.90%	0.31%	to	0.31%	7.16%	to	7.16%
Hartford International Opportunities HLS Fund
2017	57,344	4.252093	to	4.252093	243,833	0.90%	to	0.90%	1.42%	to	1.42%	24.13%	to	24.13%
2016	69,176	3.425419	to	3.425419	236,955	0.90%	to	0.90%	1.63%	to	1.63%	0.35%	to	0.35%
2015	69,170	3.413406	to	3.413406	236,105	0.90%	to	0.90%	1.46%	to	1.46%	0.96%	to	0.96%
2014	84,975	3.380843	to	3.380843	287,287	0.90%	to	0.90%	2.14%	to	2.14%	(4.74)%	to	(4.74)%
2013	118,823	3.548906	to	3.548906	421,691	0.90%	to	0.90%	2.14%	to	2.20%	20.46%	to	20.46%
Hartford UltraShort Bond HLS Fund
2017	55,978	3.537294	to	3.537294	198,009	0.90%	to	0.90%	0.81%	to	0.81%	0.11%	to	0.11%
2016	55,163	3.533333	to	3.533333	194,908	0.90%	to	0.90%	0.41%	to	0.41%	0.06%	to	0.06%
2015	39,130	3.531122	to	3.531122	138,173	0.90%	to	0.90%	0.30%	to	0.30%	(0.77)%	to	(0.77)%
2014	41,051	3.558505	to	3.558505	146,081	0.90%	to	0.90%	—	to	—	(0.80)%	to	(0.80)%
2013	36,683	3.587052	to	3.587052	131,582	0.90%	to	0.90%	—	to	—	(0.90)%	to	(0.90)%

DC Variable Account - One

Hartford Life Insurance Company
Notes to Financial Statements — (continued)
December 31, 2017

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
Hartford Small Cap Growth HLS Fund
2017	5,874	$24.824267	to	$24.824267	$145,809	0.90%	to	0.90%	0.04%	to	0.04%	19.00%	to	19.00%
2016	3,829	20.860433	to	20.860433	79,869	0.90%	to	0.90%	0.15%	to	0.15%	11.37%	to	11.37%
2015	3,958	18.730796	to	18.730796	74,138	0.90%	to	0.90%	0.06%	to	0.06%	(1.44)%	to	(1.44)%
2014	9,061	19.004049	to	19.004049	172,187	0.90%	to	0.90%	0.07%	to	0.07%	4.89%	to	4.89%
2013	11,593	18.118680	to	18.118680	210,046	0.90%	to	0.90%	0.41%	to	0.41%	43.57%	to	43.57%
Hartford Stock HLS Fund
2017	33,501	42.375920	to	42.375920	1,419,620	0.90%	to	0.90%	1.77%	to	1.77%	18.78%	to	18.78%
2016	43,666	35.676989	to	35.676989	1,557,859	0.90%	to	0.90%	1.76%	to	1.76%	6.46%	to	6.46%
2015	51,146	33.513662	to	33.513662	1,714,095	0.90%	to	0.90%	1.79%	to	1.79%	1.82%	to	1.82%
2014	54,893	32.913655	to	32.913655	1,806,743	0.90%	to	0.90%	1.83%	to	1.83%	10.31%	to	10.31%
2013	59,416	29.837553	to	29.837553	1,772,811	0.90%	to	0.90%	1.81%	to	2.03%	31.06%	to	31.06%
Hartford U.S. Government Securities HLS Fund
2017	9,656	11.267956	to	11.267956	108,804	0.90%	to	0.90%	2.10%	to	2.10%	0.41%	to	0.41%
2016	12,348	11.221590	to	11.221590	138,568	0.90%	to	0.90%	1.94%	to	1.94%	0.63%	to	0.63%
2015	12,175	11.150894	to	11.150894	135,763	0.90%	to	0.90%	1.78%	to	1.78%	0.65%	to	0.65%
2014	13,135	11.078642	to	11.078642	145,519	0.90%	to	0.90%	2.19%	to	2.19%	1.89%	to	1.89%
2013	14,246	10.872760	to	10.872760	154,897	0.90%	to	0.90%	2.13%	to	2.13%	(2.56)%	to	(2.56)%
Morgan Stanley VIF U.S. Real Estate Portfolio+
2017	5	17.603973	to	17.603973	84	0.90%	to	0.90%	2.33%	to	2.33%	1.95%	to	1.95%
2016	371	17.267288	to	17.267288	6,410	0.90%	to	0.90%	3.43%	to	3.43%	5.60%	to	5.60%
2015	310	16.352339	to	16.352339	5,068	0.90%	to	0.90%	0.24%	to	0.24%	1.01%	to	1.01%
2014	1,418	16.188976	to	16.188976	22,949	0.90%	to	0.90%	0.00%	to	0.00%	10.13%	to	10.13%
Invesco V.I. Equity and Income Fund
2017	—	20.391425	to	20.391425	4	0.90%	to	0.90%	1.52%	to	1.52%	9.79%	to	9.79%
2016	307	18.573145	to	18.573145	5,701	0.90%	to	0.90%	1.67%	to	1.67%	13.81%	to	13.81%
2015	307	16.319514	to	16.319514	5,011	0.90%	to	0.90%	2.11%	to	2.11%	(3.46)%	to	(3.46)%
2014	501	16.904051	to	16.904051	8,473	0.90%	to	0.90%	2.00%	to	2.00%	7.79%	to	7.79%
2013	307	15.682025	to	15.682025	4,819	0.90%	to	0.90%	1.56%	to	1.56%	23.77%	to	23.77%
Morgan Stanley VIF Mid Cap Growth Portfolio+
2017	2,488	20.520859	to	20.520859	51,062	0.90%	to	0.90%	0.00%	to	0.00%	37.36%	to	37.36%
2016	1,982	14.939509	to	14.939509	29,608	0.90%	to	0.90%	—	to	—	(9.66)%	to	(9.66)%
2015	1,940	16.536400	to	16.536400	32,076	0.90%	to	0.90%	—	to	—	(6.83)%	to	(6.83)%
2014	7,199	17.749029	to	17.749029	127,771	0.90%	to	0.90%	—	to	—	0.93%	to	0.93%
2013	2,779	17.585817	to	17.585817	48,867	0.90%	to	0.90%	0.25%	to	0.25%	36.25%	to	36.25%
2012	3,682	12.906702	to	12.906702	47,517	0.90%	to	0.90%	—	to	—	7.52%	to	7.52%
Oppenheimer Global Fund/VA
2017	3,905	20.298477	to	20.298477	79,265	0.90%	to	0.90%	0.78%	to	0.78%	35.10%	to	35.10%
2016	3,331	15.024603	to	15.024603	50,049	0.90%	to	0.90%	0.77%	to	0.77%	(1.05)%	to	(1.05)%
2015	3,451	15.183922	to	15.183922	52,398	0.90%	to	0.90%	0.98%	to	0.98%	2.74%	to	2.74%
2014	9,383	14.778473	to	14.778473	138,670	0.90%	to	0.90%	0.92%	to	0.92%	1.14%	to	1.14%
2013	3,201	14.611697	to	14.611697	46,769	0.90%	to	0.90%	1.03%	to	1.03%	25.85%	to	25.85%
Putnam VT Small Cap Value Fund
2017	1,438	17.924133	to	17.924133	25,781	0.90%	to	0.90%	0.75%	to	0.75%	6.91%	to	6.91%
2016	2,361	16.765981	to	16.765981	39,580	0.90%	to	0.90%	1.06%	to	1.06%	26.35%	to	26.35%
2015	1,487	13.269048	to	13.269048	19,736	0.90%	to	0.90%	0.83%	to	0.83%	(5.10)%	to	(5.10)%
2014	1,488	13.981681	to	13.981681	20,805	0.90%	to	0.90%	0.41%	to	0.41%	2.51%	to	2.51%
2013	1,489	13.639687	to	13.639687	20,304	0.90%	to	0.90%	1.06%	to	1.06%	38.36%	to	38.36%

Sub-Account	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
PIMCO VIT Real Return Portfolio
2017	2,823	$14.796861	to	$14.796861	$41,771	0.90%	to	0.90%	2.38%	to	2.38%	2.73%	to	2.73%
2016	3,035	14.403441	to	14.403441	43,714	0.90%	to	0.90%	2.27%	to	2.27%	4.26%	to	4.26%
2015	3,317	13.815080	to	13.815080	45,822	0.90%	to	0.90%	3.92%	to	3.92%	(3.58)%	to	(3.58)%
2014	3,815	14.327630	to	14.327630	54,665	0.90%	to	0.90%	1.43%	to	1.43%	2.18%	to	2.18%
2013	4,034	14.022505	to	14.022505	56,560	0.90%	to	0.90%	1.46%	to	1.46%	(10.03)%	to	(10.03)%
Pioneer Mid Cap Value VCT Portfolio
2017	455	19.543829	to	19.543829	8,890	0.90%	to	0.90%	0.77%	to	0.77%	11.86%	to	11.86%
2016	934	17.471720	to	17.471720	16,308	0.90%	to	0.90%	0.37%	to	0.37%	15.19%	to	15.19%
2015	1,242	15.167546	to	15.167546	18,835	0.90%	to	0.90%	0.36%	to	0.36%	(7.19)%	to	(7.19)%
2014	1,238	16.343036	to	16.343036	20,237	0.90%	to	0.90%	1.05%	to	1.05%	13.77%	to	13.77%
2013	1,700	14.364910	to	14.364910	24,426	0.90%	to	0.90%	0.67%	to	0.67%	31.56%	to	31.56%
Royce Small-Cap Portfolio
2017	2,322	18.573589	to	18.573589	43,118	0.90%	to	0.90%	0.96%	to	0.96%	4.44%	to	4.44%
2016	2,999	17.784805	to	17.784805	53,333	0.90%	to	0.90%	2.31%	to	2.31%	19.88%	to	19.88%
2015	2,314	14.835753	to	14.835753	34,334	0.90%	to	0.90%	0.70%	to	0.70%	(12.59)%	to	(12.59)%
2014	2,560	16.973102	to	16.973102	43,452	0.90%	to	0.90%	0.12%	to	0.12%	2.31%	to	2.31%
2013	4,528	16.589191	to	16.589191	75,110	0.90%	to	0.90%	1.02%	to	1.02%	33.55%	to	33.55%
Victory Variable Insurance Diversified Stock Fund
2017	447	19.444311	to	19.444311	8,689	0.90%	to	0.90%	0.68%	to	0.68%	25.33%	to	25.33%
2016	213	15.514992	to	15.514992	3,309	0.90%	to	0.90%	1.02%	to	1.02%	2.97%	to	2.97%
2015	213	15.067901	to	15.067901	3,205	0.90%	to	0.90%	0.48%	to	0.48%	(3.98)%	to	(3.98)%
2014	1,294	15.692774	to	15.692774	20,304	0.90%	to	0.90%	0.90%	to	0.90%	9.21%	to	9.21%
2013	1,064	14.369103	to	14.369103	15,286	0.90%	to	0.90%	0.63%	to	0.63%	32.73%	to	32.73%
Invesco V.I. Comstock Fund
2017	581	21.125177	to	21.125177	12,273	0.90%	to	0.90%	1.58%	to	1.58%	16.52%	to	16.52%
2016	1,272	18.129353	to	18.129353	23,058	0.90%	to	0.90%	1.00%	to	1.00%	15.94%	to	15.94%
2015	1,172	15.636590	to	15.636590	18,320	0.90%	to	0.90%	1.70%	to	1.70%	(7.03)%	to	(7.03)%
2014	1,172	16.819862	to	16.819862	19,719	0.90%	to	0.90%	1.11%	to	1.11%	8.12%	to	8.12%
2013	947	15.556219	to	15.556219	14,728	0.90%	to	0.90%	1.94%	to	1.94%	34.44%	to	34.44%
HIMCO VIT Index Fund
2017	69,334	14.576473	to	14.576473	1,010,654	0.90%	to	0.90%	1.80%	to	1.80%	20.36%	to	20.36%
2016	76,370	12.111024	to	12.111024	924,915	0.90%	to	0.90%	2.11%	to	2.11%	10.59%	to	10.59%
2015	85,129	10.950893	to	10.950893	932,241	0.90%	to	0.90%	0.35%	to	0.35%	0.16%	to	0.16%
2014	96,772	10.933686	to	10.933686	1,058,080	0.90%	to	0.90%	—	to	—	9.34%	to	9.34%
Fidelity® VIP FundsManager 85% Portfolio
2017	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2016	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2015	—	—	to	—	—	—	to	—	—	to	—	—	to	—
2014	133	24.330216	to	24.330216	3,243	0.90%	to	0.90%	1.86%	to	1.86%	2.13%	to	2.13%

  *  This represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the

DC Variable Account - One

Hartford Life Insurance Company
Notes to Financial Statements — (concluded)
December 31, 2017

Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

  ***  This represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

  #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

  +  See Note 1 for additional information related to this Sub-Account.

7.  Subsequent Events

Management has evaluated events subsequent to December 31, 2017 and through the financial statement issuance date of April 30, 2018, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Contract Owners of Hartford Life Insurance Company Separate Account Two and the Board of Directors of Hartford Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities as of December 31, 2017, the related statements of operations for the periods then ended, the statements of changes in net assets for each of the periods presented in two years then ended, the financial highlights in Note 6 for each of the periods presented in the five years then ended, and the related notes for each of the individual Sub-Accounts comprising Hartford Life Insurance Company Separate Account Two (the “Account”):

American Century VP Capital Appreciation Fund	Hartford U.S. Government Securities HLS Fund
AB VPS International Value Portfolio	Hartford Value HLS Fund
Invesco V.I. Core Equity Fund	Rational Dividend Capture VA Fund
Invesco V.I. High Yield Fund	(Formerly Catalyst Dividend Capture VA Fund)
Invesco V.I. Government Money Market Fund	Rational Insider Buying VA Fund
AB VPS Growth and Income Portfolio	(Formerly Catalyst Insider Buying VA Fund)
AB VPS Intermediate Bond Portfolio	BlackRock Global Opportunities V.I. Fund
American Funds Growth Fund	BlackRock Large Cap Focus Growth V.I. Fund
Calvert VP SRI Balanced Portfolio	(Formerly BlackRock Large Cap Growth V.I. Fund)
Columbia Variable Portfolio - Small Company Growth	Morgan Stanley VIF U.S. Real Estate Portfolio
Fund	(Formerly UIF U.S. Real Estate Portfolio)
Wells Fargo VT Omega Growth Fund	Invesco V.I. Equity and Income Fund
Fidelity® VIP Asset Manager Portfolio	Morgan Stanley VIF Mid Cap Growth Portfolio
Fidelity® VIP Growth Portfolio	(Formerly UIF Mid Cap Growth Portfolio)
Fidelity® VIP Contrafund® Portfolio	Columbia Variable Portfolio - Asset Allocation Fund
Fidelity® VIP Overseas Portfolio	Columbia Variable Portfolio - Dividend Opportunity Fund
Fidelity® VIP Freedom 2020 Portfolio	Columbia Variable Portfolio - Income Opportunities Fund
Fidelity® VIP Freedom 2030 Portfolio	Columbia Variable Portfolio - Mid Cap Growth Fund
Fidelity® VIP Freedom 2015 Portfolio	Oppenheimer Global Fund/VA
Fidelity® VIP Freedom 2025 Portfolio	Putnam VT Small Cap Value Fund
Fidelity® VIP Freedom Income Portfolio	PIMCO VIT Real Return Portfolio
Fidelity® VIP FundsManager 20% Portfolio	Pioneer Fund VCT Portfolio
Fidelity® VIP FundsManager 70% Portfolio	Pioneer Mid Cap Value VCT Portfolio
Fidelity® VIP FundsManager 85% Portfolio	Jennison 20/20 Focus Fund
Franklin Income VIP Fund	Jennison Fund
Hartford Balanced HLS Fund	Prudential Value Portfolio
Hartford Total Return Bond HLS Fund	Prudential SP International Growth Portfolio
Hartford Capital Appreciation HLS Fund	Royce Small-Cap Portfolio
Hartford Dividend and Growth HLS Fund	Legg Mason ClearBridge Appreciation Fund
Hartford Healthcare HLS Fund	Victory Variable Insurance Diversified Stock Fund
Hartford Global Growth HLS Fund	Invesco V.I. Comstock Fund
Hartford Disciplined Equity HLS Fund	Invesco V.I. American Franchise Fund
Hartford Growth Opportunities HLS Fund	Wells Fargo VT Index Asset Allocation Fund
Hartford High Yield HLS Fund	Wells Fargo VT International Equity Fund
Hartford International Opportunities HLS Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Small/Mid Cap Equity HLS Fund	Wells Fargo VT Opportunity Fund
Hartford MidCap HLS Fund	HIMCO VIT Index Fund
Hartford MidCap Value HLS Fund	Columbia Variable Portfolio - Large Cap Growth Fund

Hartford Ultrashort Bond HLS Fund	Columbia Variable Portfolio - Select International Equity Fund
Hartford Small Company HLS Fund
Hartford SmallCap Growth HLS Fund	Variable Portfolio - Loomis Sayles Growth Fund
Hartford Stock HLS Fund

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the individual Sub-Accounts above as of December 31, 2017, the results of their operations for the periods then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the fund managers; when replies were not received from fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ DELOITTE & TOUCHE LLP

Hartford, CT

April 19, 2018

We have served as the auditor of the sub-accounts that comprise Hartford Life Insurance Company Separate Account Two since 2002.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities

December 31, 2017

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,265,407
class 2	—	—	—	—	—	—	—	432,337	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	207,153	—	—	—	1,403,962	1,828,599	—	—	—
class I	4,022,796	—	—	—	—	—	—	—	1,008,352	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,826,681	1,352,594	24,395,691	—	—	—	—	—
class S2	—	—	—	—	2,197,678	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	4,022,796	207,153	2,826,681	1,352,594	26,593,369	1,403,962	1,828,599	432,337	1,008,352	4,265,407
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	3	—	477	186	3,371	165	569	—	—	768
Other assets	3	1	1	—	9	—	—	2	2	3
Total assets	4,022,802	207,154	2,827,159	1,352,780	26,596,749	1,404,127	1,829,168	432,339	1,008,354	4,266,178

Liabilities:
Due to Sponsor Company	17	7	477	186	3,371	165	569	—	10	768
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	7	1	—	—	—	—	2	—	8	—
Total liabilities	24	8	477	186	3,371	165	571	—	18	768

Net assets:
For contract liabilities	$4,022,778	$207,146	$2,826,682	$1,352,594	$26,593,378	$1,403,962	$1,828,597	$432,339	$1,008,336	$4,265,410

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$4,265,410
class 2	—	—	—	—	—	—	—	432,339	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	207,146	—	—	—	1,403,962	1,828,597	—	—	—
class I	4,022,778	—	—	—	—	—	—	—	1,008,336	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	2,826,682	1,352,594	24,395,699	—	—	—	—	—
class S2	—	—	—	—	2,197,679	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,022,778	$207,146	$2,826,682	$1,352,594	$26,593,378	$1,403,962	$1,828,597	$432,339	$1,008,336	$4,265,410

Shares:
class 1	—	—	—	—	—	—	—	—	—	227,975
class 2	—	—	—	—	—	—	—	5,589	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	12,827	—	—	—	42,700	174,986	—	—	—
class I	267,651	—	—	—	—	—	—	—	452,176	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	76,979	245,480	24,395,691	—	—	—	—	—
class S2	—	—	—	—	2,197,678	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	267,651	12,827	76,979	245,480	26,593,369	42,700	174,986	5,589	452,176	227,975

Cost	$3,451,027	$243,291	$2,172,789	$1,636,446	$26,593,369	$1,156,906	$1,933,349	$374,631	$785,143	$3,409,537

Deferred contracts in the accumulation period:
Units owned by participants #	955,001	21,768	1,572,612	757,725	2,805,442	562,903	125,116	19,004	186,120	1,599,951
Minimum unit fair value #*	$3.895870	$9.516017	$1.464208	$1.539531	$8.930295	$2.034361	$12.472814	$22.750247	$5.010281	$2.139873
Maximum unit fair value #*	$39.036936	$9.516017	$21.954860	$2.055653	$9.955433	$2.602746	$13.555245	$22.750247	$18.987677	$29.887990
Contract liability	$4,019,659	$207,146	$2,778,921	$1,308,185	$26,512,875	$1,368,828	$1,652,339	$432,339	$948,147	$4,212,117

Contracts in payout (annuitization) period:
Units owned by participants #	801	—	26,796	25,073	8,470	13,698	13,111	—	12,013	21,104
Minimum unit fair value #*	$3.895870	$—	$1.782358	$1.745611	$9.414284	$2.564875	$13.423180	$—	$5.010281	$2.510745
Maximum unit fair value #*	$3.895870	$—	$1.782358	$1.782068	$9.552668	$2.564875	$13.555245	$—	$5.010281	$2.582119
Contract liability	$3,119	$—	$47,761	$44,409	$80,503	$35,134	$176,258	$—	$60,189	$53,293

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$2,575,878	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	3,701	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	1,078,938	6,910,738	10,370,292	1,127,181	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	629,681	116,383	153,949	441,213	12,612
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	2,579,579	1,078,938	6,910,738	10,370,292	1,127,181	629,681	116,383	153,949	441,213	12,612
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	337	—	17	21	1	—	—	—	—	—
Other assets	—	3	—	5	—	1	1	—	—	2
Total assets	2,579,916	1,078,941	6,910,755	10,370,318	1,127,182	629,682	116,384	153,949	441,213	12,614

Liabilities:
Due to Sponsor Company	337	17	27	35	23	—	—	5	—	3
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	4	5	4	8	—	2	2	—	1
Total liabilities	337	21	32	39	31	—	2	7	—	4

Net assets:
For contract liabilities	$2,579,579	$1,078,920	$6,910,723	$10,370,279	$1,127,151	$629,682	$116,382	$153,942	$441,213	$12,610

Contract Liabilities:
class 1	$2,575,878	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	3,701	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	1,078,920	6,910,723	10,370,279	1,127,151	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	629,682	116,382	153,942	441,213	12,610
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,579,579	$1,078,920	$6,910,723	$10,370,279	$1,127,151	$629,682	$116,382	$153,942	$441,213	$12,610

Shares:
class 1	88,854	—	—	—	—	—	—	—	—	—
class 2	133	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	70,843	93,325	273,334	49,286	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	45,171	7,971	11,311	30,345	1,088
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	88,987	70,843	93,325	273,334	49,286	45,171	7,971	11,311	30,345	1,088

Cost	$2,113,719	$1,084,965	$3,690,770	$5,944,016	$900,904	$560,872	$100,951	$124,412	$389,000	$11,842

Deferred contracts in the accumulation period:
Units owned by participants #	1,295,229	320,149	1,402,941	1,424,467	388,530	25,005	3,960	6,747	16,154	824
Minimum unit fair value #*	$1.602457	$3.272910	$4.788462	$6.943468	$2.683490	$25.181767	$29.388426	$22.817730	$27.312614	$15.298165
Maximum unit fair value #*	$34.219060	$20.127983	$29.139538	$31.853334	$20.223903	$25.181767	$29.388426	$22.817730	$27.312614	$15.298165
Contract liability	$2,579,579	$1,078,920	$6,906,810	$10,369,819	$1,127,151	$629,682	$116,382	$153,942	$441,213	$12,610

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	817	66	—	—	—	—	—	—
Minimum unit fair value #*	$—	$—	$4.788462	$6.943468	$—	$—	$—	$—	$—	$—
Maximum unit fair value #*	$—	$—	$4.788462	$6.943468	$—	$—	$—	$—	$—	$—
Contract liability	$—	$—	$3,913	$460	$—	$—	$—	$—	$—	$—

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2017

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	960,983	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	682,757,235	209,987,365	1,107,743,782	485,162,184	31,754,571	71,245,710
class IB	—	—	—	—	63,404,647	51,726,333	115,989,087	86,469,344	3,965,324	15,345,013
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	10,261	25,652	809	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	10,261	25,652	809	960,983	746,161,882	261,713,698	1,223,732,869	571,631,528	35,719,895	86,590,723
Due from Sponsor Company	—	—	—	—	1,366	78,512	—	—	—	—
Receivable for fund shares sold	—	—	—	—	452,473	1	946,820	430,362	4,769	4,443
Other assets	2	—	2	3	2	14	2	1	—	—
Total assets	10,263	25,652	811	960,986	746,615,723	261,792,225	1,224,679,691	572,061,891	35,724,664	86,595,166

Liabilities:
Due to Sponsor Company	8	3	5	—	452,473	15	946,826	430,371	4,769	4,443
Payable for fund shares purchased	—	—	—	—	1,379	78,512	—	—	—	—
Other liabilities	1	2	2	—	56	1	8	37	3	13
Total liabilities	9	5	7	—	453,908	78,528	946,834	430,408	4,772	4,456

Net assets:
For contract liabilities	$10,254	$25,647	$804	$960,986	$746,161,815	$261,713,697	$1,223,732,857	$571,631,483	$35,719,892	$86,590,710

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	960,986	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	682,757,168	209,987,362	1,107,743,767	485,162,142	31,754,571	71,245,701
class IB	—	—	—	—	63,404,647	51,726,335	115,989,090	86,469,341	3,965,321	15,345,009
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	10,254	25,647	804	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$10,254	$25,647	$804	$960,986	$746,161,815	$261,713,697	$1,223,732,857	$571,631,483	$35,719,892	$86,590,710

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	59,430	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	22,010,227	18,550,121	23,001,324	20,257,294	1,413,827	2,554,525
class IB	—	—	—	—	2,014,125	4,597,896	2,442,904	3,625,549	185,730	555,375
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	885	1,834	57	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	885	1,834	57	59,430	24,024,352	23,148,017	25,444,228	23,882,843	1,599,557	3,109,900

Cost	$9,481	$19,930	$699	$918,739	$450,437,358	$256,448,027	$995,832,648	$459,856,907	$29,789,956	$61,689,763

Deferred contracts in the accumulation period:
Units owned by participants #	707	998	27	54,801	129,984,353	82,982,527	107,605,037	106,914,627	5,756,880	25,783,218
Minimum unit fair value #*	$14.511105	$25.700214	$29.839753	$17.535779	$1.580113	$1.446116	$2.365060	$2.334130	$5.058052	$1.424154
Maximum unit fair value #*	$14.511105	$25.700214	$29.839753	$17.535779	$23.042485	$21.315003	$60.094450	$33.550609	$37.167796	$29.618461
Contract liability	$10,254	$25,647	$804	$960,986	$715,333,855	$254,954,085	$1,198,710,968	$558,444,861	$35,247,586	$85,666,131

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	4,177,206	2,245,811	1,712,111	2,203,334	75,276	304,697
Minimum unit fair value #*	$—	$—	$—	$—	$1.798986	$1.858762	$2.684186	$3.133281	$5.790937	$1.630956
Maximum unit fair value #*	$—	$—	$—	$—	$14.277258	$9.734127	$45.118941	$8.605326	$6.382868	$4.024041
Contract liability	$—	$—	$—	$—	$30,827,960	$6,759,612	$25,021,889	$13,186,622	$472,306	$924,579

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2017

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	64,458,691	100,907,230	44,433,966	157,387,457	16,417,950	154,002,614	77,914,069	47,396,416	69,901,377	46,929,533
class IB	16,381,173	22,144,797	11,325,896	24,790,684	2,594,778	3,470,863	17,575,430	8,953,294	10,900,583	11,844,528
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	80,839,864	123,052,027	55,759,862	182,178,141	19,012,728	157,473,477	95,489,499	56,349,710	80,801,960	58,774,061
Due from Sponsor Company	—	—	17,721	—	8,826	—	—	—	35,289	—
Receivable for fund shares sold	23,683	107,438	—	51,913	—	54,833	34,530	42,975	—	13,998
Other assets	12	7	—	5	2	—	3	3	—	7
Total assets	80,863,559	123,159,472	55,777,583	182,230,059	19,021,556	157,528,310	95,524,032	56,392,688	80,837,249	58,788,066

Liabilities:
Due to Sponsor Company	23,683	107,438	—	51,943	—	54,833	34,530	42,998	—	13,998
Payable for fund shares purchased	—	—	17,721	—	8,826	—	—	—	35,289	—
Other liabilities	—	1	4	12	—	5	—	6	9	—
Total liabilities	23,683	107,439	17,725	51,955	8,826	54,838	34,530	43,004	35,298	13,998

Net assets:
For contract liabilities	$80,839,876	$123,052,033	$55,759,858	$182,178,104	$19,012,730	$157,473,472	$95,489,502	$56,349,684	$80,801,951	$58,774,068

Contract Liabilities:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	64,458,700	100,907,234	44,433,964	157,387,420	16,417,951	154,002,609	77,914,070	47,396,385	69,901,371	46,929,539
class IB	16,381,176	22,144,799	11,325,894	24,790,684	2,594,779	3,470,863	17,575,432	8,953,299	10,900,580	11,844,529
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$80,839,876	$123,052,033	$55,759,858	$182,178,104	$19,012,730	$157,473,472	$95,489,502	$56,349,684	$80,801,951	$58,774,068

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	4,177,492	2,626,425	5,418,776	9,014,173	1,863,559	3,840,464	6,183,657	4,711,373	3,423,182	1,460,614
class IB	1,072,768	599,967	1,405,198	1,402,188	296,546	88,588	1,406,034	890,875	574,622	378,661
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	5,250,260	3,226,392	6,823,974	10,416,361	2,160,105	3,929,052	7,589,691	5,602,248	3,997,804	1,839,275

Cost	$75,000,427	$107,763,328	$59,516,848	$124,616,083	$18,046,677	$86,663,171	$87,600,676	$56,071,899	$66,537,790	$43,199,369

Deferred contracts in the accumulation period:
Units owned by participants #	26,480,031	29,862,598	20,776,684	60,720,926	951,376	15,404,343	27,749,152	36,003,562	19,630,063	15,765,221
Minimum unit fair value #*	$1.842575	$3.192482	$1.955377	$1.387366	$18.063294	$3.447154	$2.865704	$0.487586	$1.533601	$2.843100
Maximum unit fair value #*	$30.988128	$36.347110	$22.373532	$24.218451	$31.933625	$33.048034	$34.045592	$11.670667	$28.024905	$38.138587
Contract liability	$79,446,562	$121,317,314	$55,007,590	$177,890,475	$18,826,070	$153,756,705	$94,239,148	$54,581,000	$79,721,641	$58,169,960

Contracts in payout (annuitization) period:
Units owned by participants #	492,455	434,129	299,909	1,287,038	9,268	368,908	354,265	1,024,824	249,757	175,502
Minimum unit fair value #*	$2.110041	$—	$2.239122	$1.555678	$19.880299	$3.865491	$3.274454	$0.546536	$1.719865	$—
Maximum unit fair value #*	$3.129842	$30.111496	$2.559863	$4.219871	$20.326824	$10.954545	$23.299519	$3.273419	$5.270259	$3.513629
Contract liability	$1,393,314	$1,734,719	$752,268	$4,287,629	$186,660	$3,716,767	$1,250,354	$1,768,684	$1,080,310	$604,108

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2017

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio

	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)
Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	15,647	34,003	—	—	—
class IA	451,950,472	63,777,653	64,442,561	—	—	—	—	—	—	—
class IB	32,520,473	12,630,640	12,466,676	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	288,208	—	329,648
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	334,280	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	5,047,411	2,948,260	—	—	—	—	—
Total investments	484,470,945	76,408,293	76,909,237	5,047,411	2,948,260	15,647	34,003	288,208	334,280	329,648
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	142,730	65,610	2,629	2,844	27,359	2	5	—	—	—
Other assets	—	2	—	—	1	—	—	3	—	2
Total assets	484,613,675	76,473,905	76,911,866	5,050,255	2,975,620	15,649	34,008	288,211	334,280	329,650

Liabilities:
Due to Sponsor Company	142,742	65,629	2,629	2,844	27,359	2	5	10	—	—
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	9	23	1	1	—	—	—	—	4	—
Total liabilities	142,751	65,652	2,630	2,845	27,359	2	5	10	4	—

Net assets:
For contract liabilities	$484,470,924	$76,408,253	$76,909,236	$5,047,410	$2,948,261	$15,647	$34,003	$288,201	$334,276	$329,650

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	15,647	34,003	—	—	—
class IA	451,950,451	63,777,614	64,442,558	—	—	—	—	—	—	—
class IB	32,520,473	12,630,639	12,466,678	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	288,201	—	329,650
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	334,276	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	5,047,410	2,948,261	—	—	—	—	—
Total contract liabilities	$484,470,924	$76,408,253	$76,909,236	$5,047,410	$2,948,261	$15,647	$34,003	$288,201	$334,276	$329,650

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	897	2,343	—	—	—
class IA	5,679,910	6,246,587	4,015,112	—	—	—	—	—	—	—
class IB	408,857	1,238,298	778,195	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	13,349	—	27,818
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	17,640	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	428,473	214,263	—	—	—	—	—
Total shares	6,088,767	7,484,885	4,793,307	428,473	214,263	897	2,343	13,349	17,640	27,818

Cost	$216,162,943	$80,401,735	$57,767,265	$5,099,869	$3,629,732	$13,350	$35,180	$261,831	$285,564	$300,975

Deferred contracts in the accumulation period:
Units owned by participants #	65,770,135	61,221,764	29,919,863	2,212,383	1,209,669	4,705	14,805	17,056	17,078	16,736
Minimum unit fair value #*	$1.531204	$1.025050	$2.120796	$1.929685	$2.223097	$1.856121	$2.154317	$16.897622	$19.573108	$19.697356
Maximum unit fair value #*	$43.723801	$12.089697	$25.049487	$20.900389	$28.124745	$21.203016	$2.341175	$16.897622	$19.573108	$19.697356
Contract liability	$468,784,667	$74,600,765	$75,182,856	$4,952,204	$2,903,098	$15,647	$34,003	$288,201	$334,276	$329,650

Contracts in payout (annuitization) period:
Units owned by participants #	1,404,276	1,359,956	662,178	43,941	17,777	—	—	—	—	—
Minimum unit fair value #*	$1.717094	$1.167171	$2.423195	$2.129210	$2.476645	$—	$—	$—	$—	$—
Maximum unit fair value #*	$39.427612	$10.905283	$2.722543	$2.213800	$2.561631	$—	$—	$—	$—	$—
Contract liability	$15,686,257	$1,807,488	$1,726,380	$95,206	$45,163	$—	$—	$—	$—	$—

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2017

	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$1,925,749	$6,341,274	$4,134,720	$5,669,036	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	540,099	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	282,901	—	—	—	—
class II	—	—	—	—	—	—	—	9,306,505	209,362	119,003
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	673,026	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	1,925,749	6,341,274	4,134,720	5,669,036	673,026	282,901	540,099	9,306,505	209,362	119,003
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	387	1,032	612	1,017	—	—	—	1,683	—	16
Other assets	—	—	2	—	1	1	—	—	—	—
Total assets	1,926,136	6,342,306	4,135,334	5,670,053	673,027	282,902	540,099	9,308,188	209,362	119,019

Liabilities:
Due to Sponsor Company	387	1,032	612	1,017	—	10	—	1,683	7	16
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	2	—	3	17	1	2	—
Total liabilities	388	1,032	612	1,019	—	13	17	1,684	9	16

Net assets:
For contract liabilities	$1,925,748	$6,341,274	$4,134,722	$5,669,034	$673,027	$282,889	$540,082	$9,306,504	$209,353	$119,003

Contract Liabilities:
class 1	$1,925,748	$6,341,274	$4,134,722	$5,669,034	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	540,082	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	282,889	—	—	—	—
class II	—	—	—	—	—	—	—	9,306,504	209,353	119,003
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	673,027	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$1,925,748	$6,341,274	$4,134,722	$5,669,034	$673,027	$282,889	$540,082	$9,306,504	$209,353	$119,003

Shares:
class 1	119,094	250,643	546,921	219,815	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class A	—	—	—	—	—	—	—	—	—	—
class ADM	—	—	—	—	—	—	43,486	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	17,463	—	—	—	—
class II	—	—	—	—	—	—	—	507,166	10,032	3,983
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	14,356	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	119,094	250,643	546,921	219,815	14,356	17,463	43,486	507,166	10,032	3,983

Cost	$1,817,723	$3,849,619	$4,799,448	$3,542,511	$525,522	$270,458	$564,611	$10,078,816	$202,519	$47,849

Deferred contracts in the accumulation period:
Units owned by participants #	970,559	397,468	346,533	347,944	34,543	16,443	38,027	4,574,332	11,160	44,253
Minimum unit fair value #*	$1.734874	$14.882354	$11.193373	$15.483776	$19.483909	$17.204057	$14.202958	$1.841683	$18.758748	$2.641306
Maximum unit fair value #*	$2.008246	$16.175860	$11.825949	$16.437225	$19.483909	$17.204057	$14.202958	$2.107482	$18.758748	$2.839734
Contract liability	$1,898,841	$6,286,242	$4,028,765	$5,598,566	$673,027	$282,889	$540,082	$9,222,462	$209,353	$119,003

Contracts in payout (annuitization) period:
Units owned by participants #	13,657	3,416	8,985	4,311	—	—	—	41,220	—	—
Minimum unit fair value #*	$1.952788	$16.068339	$11.741465	$16.319793	$—	$—	$—	$2.031356	$—	$—
Maximum unit fair value #*	$2.008246	$16.175860	$11.825949	$16.437225	$—	$—	$—	$2.081807	$—	$—
Contract liability	$26,907	$55,032	$105,957	$70,468	$—	$—	$—	$84,042	$—	$—

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2017

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$4,495,565	$2,037,806
class 2	—	—	—	—	—	—	—	16,502	—	2,224
class A	—	—	—	—	390,763	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	730,607	299,488	57,431	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	398,279	—	—	—	—	—	—
class S1	—	—	—	—	—	—	967,726	—	—	—
class S2	—	—	—	—	—	180,013	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total investments	730,607	299,488	57,431	398,279	390,763	180,013	967,726	16,502	4,495,565	2,040,030
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	86	45	7	—	36	—	112	3	538	260
Other assets	—	1	—	1	3	—	2	—	—	—
Total assets	730,693	299,534	57,438	398,280	390,802	180,013	967,840	16,505	4,496,103	2,040,290

Liabilities:
Due to Sponsor Company	86	45	7	—	41	6	112	3	538	260
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	1	—	2	5	—	—	1	1
Total liabilities	87	45	8	—	43	11	112	3	539	261

Net assets:
For contract liabilities	$730,606	$299,489	$57,430	$398,280	$390,759	$180,002	$967,728	$16,502	$4,495,564	$2,040,029

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$4,495,564	$2,037,805
class 2	—	—	—	—	—	—	—	16,502	—	2,224
class A	—	—	—	—	390,759	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	730,606	299,489	57,430	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	398,280	—	—	—	—	—	—
class S1	—	—	—	—	—	—	967,728	—	—	—
class S2	—	—	—	—	—	180,002	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$730,606	$299,489	$57,430	$398,280	$390,759	$180,002	$967,728	$16,502	$4,495,564	$2,040,029

Shares:
class 1	—	—	—	—	—	—	—	—	841,866	195,379
class 2	—	—	—	—	—	—	—	807	—	219
class A	—	—	—	—	26,208	—	—	—	—	—
class ADM	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	12,304	9,578	7,363	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class INV	—	—	—	45,362	—	—	—	—	—	—
class S1	—	—	—	—	—	—	15,368	—	—	—
class S2	—	—	—	—	—	8,764	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class - N/A	—	—	—	—	—	—	—	—	—	—
Total shares	12,304	9,578	7,363	45,362	26,208	8,764	15,368	807	841,866	195,598

Cost	$290,775	$197,791	$38,972	$446,408	$296,305	$146,022	$642,172	$10,924	$3,978,150	$1,543,578

Deferred contracts in the accumulation period:
Units owned by participants #	438,802	81,666	40,832	22,341	18,936	8,877	50,220	7,616	2,393,808	86,604
Minimum unit fair value #*	$1.568553	$1.961356	$1.324971	$17.827451	$18.664029	$20.277416	$18.242675	$2.166862	$1.252791	$2.981022
Maximum unit fair value #*	$2.221343	$24.957674	$1.433874	$17.827451	$21.043001	$20.277416	$19.282239	$2.166862	$17.396198	$24.003438
Contract liability	$730,606	$299,489	$57,430	$398,280	$390,759	$180,002	$959,637	$16,502	$4,434,399	$2,013,474

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	—	—	—	420	—	25,768	1,109
Minimum unit fair value #*	$—	$—	$—	$—	$—	$—	$19.282239	$—	$2.368280	$23.825324
Maximum unit fair value #*	$—	$—	$—	$—	$—	$—	$19.282239	$—	$2.403293	$24.003438
Contract liability	$—	$—	$—	$—	$—	$—	$8,091	$—	$61,165	$26,555

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Assets and Liabilities (concluded)

December 31, 2017

	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at market value
class 1	$2,625,386	$—	$22,120,049	$—	$12,060,120
class 2	—	—	—	5,972,311	—
class A	—	—	—	—	—
class ADM	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	—	—	—
class IA	—	155,304,860	—	—	—
class IB	—	9,416,864	—	—	—
class II	—	—	—	—	—
class INIT	—	—	—	—	—
class INV	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class - N/A	—	—	—	—	—
Total investments	2,625,386	164,721,724	22,120,049	5,972,311	12,060,120
Due from Sponsor Company	—	30,778	—	—	—
Receivable for fund shares sold	335	30,823	3,166	880	1,634
Other assets	—	6	1	—	1
Total assets	2,625,721	164,783,331	22,123,216	5,973,191	12,061,755

Liabilities:
Due to Sponsor Company	335	30,823	3,166	880	1,634
Payable for fund shares purchased	—	30,796	—	—	—
Other liabilities	—	10	—	—	—
Total liabilities	335	61,629	3,166	880	1,634

Net assets:
For contract liabilities	$2,625,386	$164,721,702	$22,120,050	$5,972,311	$12,060,121

Contract Liabilities:
class 1	$2,625,386	$—	$22,120,050	$—	$12,060,121
class 2	—	—	—	5,972,311	—
class A	—	—	—	—	—
class ADM	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	—	—	—
class IA	—	155,304,836	—	—	—
class IB	—	9,416,866	—	—	—
class II	—	—	—	—	—
class INIT	—	—	—	—	—
class INV	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class - N/A	—	—	—	—	—
Total contract liabilities	$2,625,386	$164,721,702	$22,120,050	$5,972,311	$12,060,121

Shares:
class 1	97,057	—	1,319,812	—	413,018
class 2	—	—	—	382,350	—
class A	—	—	—	—	—
class ADM	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	—	—	—
class IA	—	3,325,585	—	—	—
class IB	—	204,804	—	—	—
class II	—	—	—	—	—
class INIT	—	—	—	—	—
class INV	—	—	—	—	—
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class - N/A	—	—	—	—	—
Total shares	97,057	3,530,389	1,319,812	382,350	413,018

Cost	$2,113,818	$135,604,539	$16,449,788	$4,986,018	$8,709,476

Deferred contracts in the accumulation period:
Units owned by participants #	119,508	22,368,447	1,614,912	477,732	837,757
Minimum unit fair value #*	$19.919349	$1.651974	$13.128873	$12.116359	$13.717542
Maximum unit fair value #*	$21.699269	$29.003840	$13.424362	$12.389197	$14.026232
Contract liability	$2,548,575	$158,618,634	$21,623,311	$5,885,900	$11,711,464

Contracts in payout (annuitization) period:
Units owned by participants #	3,562	636,853	37,030	6,986	24,871
Minimum unit fair value #*	$21.562177	$1.891791	$13.388555	$12.356149	$13.988830
Maximum unit fair value #*	$21.562177	$14.568709	$13.424362	$12.389197	$14.026232
Contract liability	$76,811	$6,103,068	$496,739	$86,411	$348,657

# Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly Catalyst Dividend Capture VA Fund. Change effective May 1, 2017.

(2) Formerly Catalyst Insider Buying VA Fund. Change effective May 1, 2017.

(3) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.

(4) Formerly UIF U.S. Real Estate Portfolio. Change effective May 1, 2017.

(5) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations

For the Periods Ended December 31, 2017

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$3,841	$30,282	$84,963	$189,997	$16,999	$53,354	$2,022	$21,174	$—

Expenses:
Administrative charges	—	—	—	(623)	—	—	—	—	—	—
Mortality and expense risk charges	(48,504)	(2,545)	(39,859)	(26,361)	(486,569)	(19,415)	(24,499)	(4,772)	(12,759)	(66,819)
Total expenses	(48,504)	(2,545)	(39,859)	(26,984)	(486,569)	(19,415)	(24,499)	(4,772)	(12,759)	(66,819)
Net investment income (loss)	(48,504)	1,296	(9,577)	57,979	(296,572)	(2,416)	28,855	(2,750)	8,415	(66,819)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	126,590	(13,098)	102,240	(67,223)	—	55,569	(9,983)	13,950	38,053	180,601
Net realized gain distributions	489,614	—	151,681	—	—	117,755	16,841	32,545	10,776	202,943
Change in unrealized appreciation (depreciation) during the period	180,996	55,366	74,351	86,778	—	44,136	(3,456)	44,530	50,054	670,328
Net gain (loss) on investments	797,200	42,268	328,272	19,555	—	217,460	3,402	91,025	98,883	1,053,872
Net increase (decrease) in net assets resulting from operations	$748,696	$43,564	$318,695	$77,534	$(296,572)	$215,044	$32,257	$88,275	$107,298	$987,053

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (continued)

For the Periods Ended December 31, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$5,291	$20,027	$14,088	$99,103	$15,687	$7,712	$1,266	$1,899	$5,209	$163

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(35,303)	(13,120)	(78,305)	(122,819)	(13,286)	(6,197)	(1,515)	(2,420)	(6,327)	(153)
Total expenses	(35,303)	(13,120)	(78,305)	(122,819)	(13,286)	(6,197)	(1,515)	(2,420)	(6,327)	(153)
Net investment income (loss)	(30,012)	6,907	(64,217)	(23,716)	2,401	1,515	(249)	(521)	(1,118)	10

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	33,669	(5,802)	396,993	578,179	45,099	8,508	5,869	12,645	18,986	8
Net realized gain distributions	67,598	126,848	465,397	532,633	1,023	13,542	4,492	4,965	17,603	104
Change in unrealized appreciation (depreciation) during the period	559,494	6,781	1,027,707	776,455	224,712	43,417	11,686	7,355	43,035	706
Net gain (loss) on investments	660,761	127,827	1,890,097	1,887,267	270,834	65,467	22,047	24,965	79,624	818
Net increase (decrease) in net assets resulting from operations	$630,749	$134,734	$1,825,880	$1,863,551	$273,235	$66,982	$21,798	$24,444	$78,506	$828

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (continued)

For the Periods Ended December 31, 2017

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$116	$188	$5	$39,720	$16,783,583	$7,763,882	$12,763,774	$8,814,398	$352	$375,136

Expenses:
Administrative charges	—	—	—	—	(9,047)	(12,139)	(21,345)	(18,599)	—	—
Mortality and expense risk charges	(125)	(298)	(299)	(11,956)	(9,916,779)	(3,943,327)	(16,045,248)	(8,058,731)	(528,236)	(1,198,251)
Total expenses	(125)	(298)	(299)	(11,956)	(9,925,826)	(3,955,466)	(16,066,593)	(8,077,330)	(528,236)	(1,198,251)
Net investment income (loss)	(9)	(110)	(294)	27,764	6,857,757	3,808,416	(3,302,819)	737,068	(527,884)	(823,115)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	8	60	3,926	1,695	40,150,606	428,936	26,912,106	15,270,963	1,208,898	3,826,944
Net realized gain distributions	58	170	13	—	—	—	63,563,888	38,386,910	5,303,669	3,734,829
Change in unrealized appreciation (depreciation) during the period	511	3,697	1,382	47,032	50,612,545	5,298,096	134,688,470	32,081,241	730,695	14,520,318
Net gain (loss) on investments	577	3,927	5,321	48,727	90,763,151	5,727,032	225,164,464	85,739,114	7,243,262	22,082,091
Net increase (decrease) in net assets resulting from operations	$568	$3,817	$5,027	$76,491	$97,620,908	$9,535,448	$221,861,645	$86,476,182	$6,715,378	$21,258,976

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (continued)

For the Periods Ended December 31, 2017

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/ Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$678,572	$—	$3,418,324	$2,473,563	$152,238	$—	$480,746	$439,909	$—	$18,679

Expenses:
Administrative charges	—	—	—	(4,826)	—	—	—	(2,189)	(1,390)	—
Mortality and expense risk charges	(1,201,330)	(1,792,575)	(898,423)	(2,499,752)	(279,468)	(1,912,907)	(1,430,563)	(819,319)	(1,016,068)	(894,304)
Total expenses	(1,201,330)	(1,792,575)	(898,423)	(2,504,578)	(279,468)	(1,912,907)	(1,430,563)	(821,508)	(1,017,458)	(894,304)
Net investment income (loss)	(522,758)	(1,792,575)	2,519,901	(31,015)	(127,230)	(1,912,907)	(949,817)	(381,599)	(1,017,458)	(875,625)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	937,667	1,019,831	(1,112,128)	9,025,436	(13,723)	8,963,879	984,522	67,022	793,803	2,258,951
Net realized gain distributions	8,337,091	1,488,441	—	—	583,244	7,246,840	6,279,381	—	—	—
Change in unrealized appreciation (depreciation) during the period	5,525,935	28,192,454	1,992,421	27,998,243	1,803,787	16,853,277	4,211,792	74,004	16,525,082	8,136,279
Net gain (loss) on investments	14,800,693	30,700,726	880,293	37,023,679	2,373,308	33,063,996	11,475,695	141,026	17,318,885	10,395,230
Net increase (decrease) in net assets resulting from operations	$14,277,935	$28,908,151	$3,400,194	$36,992,664	$2,246,078	$31,151,089	$10,525,878	$(240,573)	$16,301,427	$9,519,605

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (continued)

For the Periods Ended December 31, 2017

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio

	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)

Investment income:
Dividends	$8,230,735	$1,711,433	$1,265,470	$174,793	$15,983	$239	$12	$4,665	$4,669	$—

Expenses:
Administrative charges	(5,452)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(6,097,416)	(1,200,062)	(1,110,736)	(83,911)	(47,484)	(468)	(249)	(4,274)	(3,982)	(3,166)
Total expenses	(6,102,868)	(1,200,062)	(1,110,736)	(83,911)	(47,484)	(468)	(249)	(4,274)	(3,982)	(3,166)
Net investment income (loss)	2,127,867	511,371	154,734	90,882	(31,501)	(229)	(237)	391	687	(3,166)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	35,252,388	(758,690)	3,520,144	20,927	(150,302)	3,914	84	10,685	4,212	(14,986)
Net realized gain distributions	—	—	5,329,957	—	357,295	1,966	5,283	—	5,831	—
Change in unrealized appreciation (depreciation) during the period	42,340,109	149,045	674,415	(285,773)	252,815	(337)	(1,751)	(8,633)	18,235	87,585
Net gain (loss) on investments	77,592,497	(609,645)	9,524,516	(264,846)	459,808	5,543	3,616	2,052	28,278	72,599
Net increase (decrease) in net assets resulting from operations	$79,720,364	$(98,274)	$9,679,250	$(173,964)	$428,307	$5,314	$3,379	$2,443	$28,965	$69,433

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (continued)

For the Periods Ended December 31, 2017

	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio -Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$32,485	$—	$287,463	$—	$3,975	$2,077	$13,262	$84,592	$1,632	$—

Expenses:
Administrative charges	—	—	(861)	(1,221)	—	—	—	—	—	—
Mortality and expense risk charges	(27,819)	(104,470)	(69,859)	(88,363)	(7,246)	(3,584)	(6,974)	(135,689)	(2,846)	(1,752)
Total expenses	(27,819)	(104,470)	(70,720)	(89,584)	(7,246)	(3,584)	(6,974)	(135,689)	(2,846)	(1,752)
Net investment income (loss)	4,666	(104,470)	216,743	(89,584)	(3,271)	(1,507)	6,288	(51,097)	(1,214)	(1,752)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(10,843)	525,551	(117,533)	308,006	17,004	(1,195)	(3,671)	(141,421)	(1,907)	2,609
Net realized gain distributions	1,860	—	—	—	—	11,786	—	1,260,940	21,163	—
Change in unrealized appreciation (depreciation) during the period	266,759	346,064	106,032	797,575	155,802	8,517	10,503	543,372	4,138	25,329
Net gain (loss) on investments	257,776	871,615	(11,501)	1,105,581	172,806	19,108	6,832	1,662,891	23,394	27,938
Net increase (decrease) in net assets resulting from operations	$262,442	$767,145	$205,242	$1,015,997	$169,535	$17,601	$13,120	$1,611,794	$22,180	$26,186

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (continued)

For the Periods Ended December 31, 2017

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$3,606	$—	$2,386	$3,254	$1,195	$118	$132,428

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(9,582)	(5,954)	(802)	(5,208)	(2,231)	(4,439)	(2,146)	(17,336)	(299)	(64,605)
Total expenses	(9,582)	(5,954)	(802)	(5,208)	(2,231)	(4,439)	(2,146)	(17,336)	(299)	(64,605)
Net investment income (loss)	(9,582)	(5,954)	(802)	(1,602)	(2,231)	(2,053)	1,108	(16,141)	(181)	67,823

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	30,569	58,538	162	(23,093)	186,179	2,234	10,727	18,841	97	29,143
Net realized gain distributions	—	—	—	—	—	5,150	7,128	116,561	664	—
Change in unrealized appreciation (depreciation) during the period	174,841	(8,411)	15,022	36,713	(149,446)	73,357	6,693	106,329	939	823,996
Net gain (loss) on investments	205,410	50,127	15,184	13,620	36,733	80,741	24,548	241,731	1,700	853,139
Net increase (decrease) in net assets resulting from operations	$195,828	$44,173	$14,382	$12,018	$34,502	$78,688	$25,656	$225,590	$1,519	$920,962

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Operations (concluded)

For the Periods Ended December 31, 2017

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$24,657	$2,789,775	$—	$102,693	$—

Expenses:
Administrative charges	—	—	—	—	—	—
Mortality and expense risk charges	(32,543)	(37,970)	(2,023,316)	(296,925)	(85,256)	(164,256)
Total expenses	(32,543)	(37,970)	(2,023,316)	(296,925)	(85,256)	(164,256)
Net investment income (loss)	(32,543)	(13,313)	766,459	(296,925)	17,437	(164,256)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	149,703	161,640	2,675,703	573,416	77,285	417,605
Net realized gain distributions	67,029	216,205	8,890,519	—	—	—
Change in unrealized appreciation (depreciation) during the period	305,234	113,715	16,282,651	4,647,805	1,138,464	2,815,609
Net gain (loss) on investments	521,966	491,560	27,848,873	5,221,221	1,215,749	3,233,214
Net increase (decrease) in net assets resulting from operations	$489,423	$478,247	$28,615,332	$4,924,296	$1,233,186	$3,068,958

The accompanying notes are an integral part of these financial statements.

(1) Formerly Catalyst Dividend Capture VA Fund. Change effective May 1, 2017.

(2) Formerly Catalyst Insider Buying VA Fund. Change effective May 1, 2017.

(3) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.

(4) Formerly UIF U.S. Real Estate Portfolio. Change effective May 1, 2017.

(5) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.

(6) Not Funded as of December 31, 2017.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets

For the Periods Ended December 31, 2017

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(48,504)	$1,296	$(9,577)	$57,979	$(296,572)	$(2,416)	$28,855	$(2,750)	$8,415	$(66,819)
Net realized gain (loss) on security transactions	126,590	(13,098)	102,240	(67,223)	—	55,569	(9,983)	13,950	38,053	180,601
Net realized gain distributions	489,614	—	151,681	—	—	117,755	16,841	32,545	10,776	202,943
Change in unrealized appreciation (depreciation) during the period	180,996	55,366	74,351	86,778	—	44,136	(3,456)	44,530	50,054	670,328
Net increase (decrease) in net assets resulting from operations	748,696	43,564	318,695	77,534	(296,572)	215,044	32,257	88,275	107,298	987,053

Unit transactions:
Purchases	47,908	963	4,030	51,322	77,570	—	60	3,876	2,142	4,731
Net transfers	(234,929)	(27,567)	16,632	128,115	9,836,581	(5,980)	304,777	62,609	10,354	196,561
Surrenders for benefit payments and fees	(452,039)	(10,207)	(350,849)	(383,821)	(17,060,113)	(107,522)	(78,408)	(72,360)	(165,784)	(403,705)
Other transactions	(1)	(1)	4	(4)	886	1,473	(1)	—	(3)	15
Death benefits	—	—	(41,629)	(31,111)	(2,760,552)	(54,699)	(65,335)	—	—	(81,028)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(898)	—	(13,548)	(4,302)	337	(28,600)	(34,158)	—	(8,418)	457
Net increase (decrease) in net assets resulting from unit transactions	(639,959)	(36,812)	(385,360)	(239,801)	(9,905,291)	(195,328)	126,935	(5,875)	(161,709)	(282,969)
Net increase (decrease) in net assets	108,737	6,752	(66,665)	(162,267)	(10,201,863)	19,716	159,192	82,400	(54,411)	704,084

Net assets:
Beginning of period	3,914,041	200,394	2,893,347	1,514,861	36,795,241	1,384,246	1,669,405	349,939	1,062,747	3,561,326
End of period	$4,022,778	$207,146	$2,826,682	$1,352,594	$26,593,378	$1,403,962	$1,828,597	$432,339	$1,008,336	$4,265,410

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2017

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(30,012)	$6,907	$(64,217)	$(23,716)	$2,401	$1,515	$(249)	$(521)	$(1,118)	$10
Net realized gain (loss) on security transactions	33,669	(5,802)	396,993	578,179	45,099	8,508	5,869	12,645	18,986	8
Net realized gain distributions	67,598	126,848	465,397	532,633	1,023	13,542	4,492	4,965	17,603	104
Change in unrealized appreciation (depreciation) during the period	559,494	6,781	1,027,707	776,455	224,712	43,417	11,686	7,355	43,035	706
Net increase (decrease) in net assets resulting from operations	630,749	134,734	1,825,880	1,863,551	273,235	66,982	21,798	24,444	78,506	828

Unit transactions:
Purchases	125	5,709	43,129	74,340	12,125	—	13,110	—	35,892	—
Net transfers	140,994	(5,450)	38,599	(182,943)	25,213	201,668	10,807	(20,213)	(318,894)	—
Surrenders for benefit payments and fees	(94,005)	(176,368)	(692,708)	(930,589)	(235,928)	(65,040)	(48,463)	(44,201)	(45,487)	(19)
Other transactions	83	(3)	1	(10)	(12)	—	(1)	(1)	—	—
Death benefits	(31,677)	—	—	—	—	—	—	—	—	—
Net loan activity	—	—	—	(27)	(6)	—	—	—	—	—
Net annuity transactions	(2,483)	—	(653)	(59)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	13,038	(176,112)	(611,632)	(1,039,288)	(198,608)	136,628	(24,547)	(64,415)	(328,489)	(19)
Net increase (decrease) in net assets	643,786	(41,378)	1,214,248	824,263	74,627	203,610	(2,749)	(39,971)	(249,983)	809

Net assets:
Beginning of period	1,935,793	1,120,298	5,696,475	9,546,016	1,052,524	426,072	119,131	193,913	691,196	11,801
End of period	$2,579,579	$1,078,920	$6,910,723	$10,370,279	$1,127,151	$629,682	$116,382	$153,942	$441,213	$12,610

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2017

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9)	$(110)	$(294)	$27,764	$6,857,757	$3,808,416	$(3,302,819)	$737,068	$(527,884)	$(823,115)
Net realized gain (loss) on security transactions	8	60	3,926	1,695	40,150,606	428,936	26,912,106	15,270,963	1,208,898	3,826,944
Net realized gain distributions	58	170	13	—	—	—	63,563,888	38,386,910	5,303,669	3,734,829
Change in unrealized appreciation (depreciation) during the period	511	3,697	1,382	47,032	50,612,545	5,298,096	134,688,470	32,081,241	730,695	14,520,318
Net increase (decrease) in net assets resulting from operations	568	3,817	5,027	76,491	97,620,908	9,535,448	221,861,645	86,476,182	6,715,378	21,258,976

Unit transactions:
Purchases	—	—	1,760	1,619	4,051,524	2,224,677	4,577,674	4,003,693	126,338	573,940
Net transfers	—	(12)	—	(8,070)	(1,538,625)	10,475,121	(13,591,574)	(9,489,835)	(547,481)	2,590,271
Surrenders for benefit payments and fees	(5)	(8)	(39,135)	(49,395)	(72,850,789)	(30,569,692)	(112,550,621)	(55,399,292)	(3,120,628)	(7,977,657)
Other transactions	—	(1)	(1)	—	8,863	1,640	7,828	6,302	671	810
Death benefits	—	—	—	—	(22,291,562)	(6,694,787)	(22,709,875)	(13,685,760)	(1,035,435)	(1,487,256)
Net loan activity	—	—	—	—	—	(2)	(26)	(15)	—	—
Net annuity transactions	—	—	—	—	(3,043,103)	(1,091,031)	(2,228,401)	(1,510,688)	(139,140)	(64,996)
Net increase (decrease) in net assets resulting from unit transactions	(5)	(21)	(37,376)	(55,846)	(95,663,692)	(25,654,074)	(146,494,995)	(76,075,595)	(4,715,675)	(6,364,888)
Net increase (decrease) in net assets	563	3,796	(32,349)	20,645	1,957,216	(16,118,626)	75,366,650	10,400,587	1,999,703	14,894,088

Net assets:
Beginning of period	9,691	21,851	33,153	940,341	744,204,599	277,832,323	1,148,366,207	561,230,896	33,720,189	71,696,622
End of period	$10,254	$25,647	$804	$960,986	$746,161,815	$261,713,697	$1,223,732,857	$571,631,483	$35,719,892	$86,590,710

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2017

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/ Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(522,758)	$(1,792,575)	$2,519,901	$(31,015)	$(127,230)	$(1,912,907)	$(949,817)	$(381,599)	$(1,017,458)	$(875,625)
Net realized gain (loss) on security transactions	937,667	1,019,831	(1,112,128)	9,025,436	(13,723)	8,963,879	984,522	67,022	793,803	2,258,951
Net realized gain distributions	8,337,091	1,488,441	—	—	583,244	7,246,840	6,279,381	—	—	—
Change in unrealized appreciation (depreciation) during the period	5,525,935	28,192,454	1,992,421	27,998,243	1,803,787	16,853,277	4,211,792	74,004	16,525,082	8,136,279
Net increase (decrease) in net assets resulting from operations	14,277,935	28,908,151	3,400,194	36,992,664	2,246,078	31,151,089	10,525,878	(240,573)	16,301,427	9,519,605

Unit transactions:
Purchases	444,518	499,821	147,305	1,250,845	82,361	641,385	374,559	228,981	625,263	347,671
Net transfers	(743,880)	1,491,890	(157,754)	265,616	(3,076,262)	(4,285,758)	(2,310,137)	588,545	1,787,810	(437,939)
Surrenders for benefit payments and fees	(7,927,804)	(11,120,850)	(5,993,518)	(17,574,504)	(1,663,720)	(12,384,817)	(8,494,718)	(7,428,067)	(5,958,401)	(5,485,283)
Other transactions	804	536	2,418	3,633	1,374	1,192	1,015	1,851	1,757	112
Death benefits	(1,563,137)	(2,220,691)	(1,380,118)	(3,456,798)	(357,458)	(3,103,320)	(1,850,054)	(848,565)	(2,027,444)	(1,117,370)
Net loan activity	—	—	—	(13)	—	—	—	—	—	—
Net annuity transactions	(179,430)	(261,848)	(317,683)	(266,320)	(12,855)	(77,010)	(205,161)	228,373	(68,074)	(115,267)
Net increase (decrease) in net assets resulting from unit transactions	(9,968,929)	(11,611,142)	(7,699,350)	(19,777,541)	(5,026,560)	(19,208,328)	(12,484,496)	(7,228,882)	(5,639,089)	(6,808,076)
Net increase (decrease) in net assets	4,309,006	17,297,009	(4,299,156)	17,215,123	(2,780,482)	11,942,761	(1,958,618)	(7,469,455)	10,662,338	2,711,529

Net assets:
Beginning of period	76,530,870	105,755,024	60,059,014	164,962,981	21,793,212	145,530,711	97,448,120	63,819,139	70,139,613	56,062,539
End of period	$80,839,876	$123,052,033	$55,759,858	$182,178,104	$19,012,730	$157,473,472	$95,489,502	$56,349,684	$80,801,951	$58,774,068

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2017

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Rational Dividend Capture VA Fund	Rational Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	Morgan Stanley VIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Mid Cap Growth Portfolio

	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account	Sub-Account (5)

Operations:
Net investment income (loss)	$2,127,867	$511,371	$154,734	$90,882	$(31,501)	$(229)	$(237)	$391	$687	$(3,166)
Net realized gain (loss) on security transactions	35,252,388	(758,690)	3,520,144	20,927	(150,302)	3,914	84	10,685	4,212	(14,986)
Net realized gain distributions	—	—	5,329,957	—	357,295	1,966	5,283	—	5,831	—
Change in unrealized appreciation (depreciation) during the period	42,340,109	149,045	674,415	(285,773)	252,815	(337)	(1,751)	(8,633)	18,235	87,585
Net increase (decrease) in net assets resulting from operations	79,720,364	(98,274)	9,679,250	(173,964)	428,307	5,314	3,379	2,443	28,965	69,433

Unit transactions:
Purchases	2,198,230	561,323	650,099	48,653	1,310	—	—	9,899	60	2,917
Net transfers	(8,438,739)	2,693,441	(1,485,268)	114,576	(84,225)	(14,468)	24,526	(115,249)	41,158	115,875
Surrenders for benefit payments and fees	(42,816,228)	(10,800,982)	(7,338,873)	(743,019)	(396,157)	(2,721)	(7)	(42,647)	(18,119)	(47,137)
Other transactions	8,593	3,004	1,771	56	(3)	1	—	—	—	(2)
Death benefits	(9,351,156)	(2,480,552)	(1,510,991)	(183,274)	(13,207)	—	—	—	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	(1,752,517)	(340,941)	(43,524)	17,523	8,008	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(60,151,817)	(10,364,707)	(9,726,786)	(745,485)	(484,274)	(17,188)	24,519	(147,997)	23,099	71,653
Net increase (decrease) in net assets	19,568,547	(10,462,981)	(47,536)	(919,449)	(55,967)	(11,874)	27,898	(145,554)	52,064	141,086

Net assets:
Beginning of period	464,902,377	86,871,234	76,956,772	5,966,859	3,004,228	27,521	6,105	433,755	282,212	188,564
End of period	$484,470,924	$76,408,253	$76,909,236	$5,047,410	$2,948,261	$15,647	$34,003	$288,201	$334,276	$329,650

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2017

	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$4,666	$(104,470)	$216,743	$(89,584)	$(3,271)	$(1,507)	$6,288	$(51,097)	$(1,214)	$(1,752)
Net realized gain (loss) on security transactions	(10,843)	525,551	(117,533)	308,006	17,004	(1,195)	(3,671)	(141,421)	(1,907)	2,609
Net realized gain distributions	1,860	—	—	—	—	11,786	—	1,260,940	21,163	—
Change in unrealized appreciation (depreciation) during the period	266,759	346,064	106,032	797,575	155,802	8,517	10,503	543,372	4,138	25,329
Net increase (decrease) in net assets resulting from operations	262,442	767,145	205,242	1,015,997	169,535	17,601	13,120	1,611,794	22,180	26,186

Unit transactions:
Purchases	5,077	8,714	6,195	2,279	4,181	2,862	7,394	19,603	3,158	—
Net transfers	(213,887)	(904,482)	150,753	170,798	91,599	115,119	(17,471)	(208,025)	59,511	—
Surrenders for benefit payments and fees	(234,017)	(784,240)	(400,698)	(535,875)	(143,093)	(59,131)	(25,206)	(793,590)	(40,770)	(2,741)
Other transactions	(7)	3	—	7	—	(1)	22	(29)	(1)	(1)
Death benefits	(36,455)	(55,104)	(75,379)	(36,646)	—	—	—	(71,537)	—	—
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	7,458	10,585	(14,779)	(25,031)	—	—	—	(19,502)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(471,831)	(1,724,524)	(333,908)	(424,468)	(47,313)	58,849	(35,261)	(1,073,080)	21,898	(2,742)
Net increase (decrease) in net assets	(209,389)	(957,379)	(128,666)	591,529	122,222	76,450	(22,141)	538,714	44,078	23,444

Net assets:
Beginning of period	2,135,137	7,298,653	4,263,388	5,077,505	550,805	206,439	562,223	8,767,790	165,275	95,559
End of period	$1,925,748	$6,341,274	$4,134,722	$5,669,034	$673,027	$282,889	$540,082	$9,306,504	$209,353	$119,003

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2017

	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(9,582)	$(5,954)	$(802)	$(1,602)	$(2,231)	$(2,053)	$1,108	$(16,141)	$(181)	$67,823
Net realized gain (loss) on security transactions	30,569	58,538	162	(23,093)	186,179	2,234	10,727	18,841	97	29,143
Net realized gain distributions	—	—	—	—	—	5,150	7,128	116,561	664	—
Change in unrealized appreciation (depreciation) during the period	174,841	(8,411)	15,022	36,713	(149,446)	73,357	6,693	106,329	939	823,996
Net increase (decrease) in net assets resulting from operations	195,828	44,173	14,382	12,018	34,502	78,688	25,656	225,590	1,519	920,962

Unit transactions:
Purchases	—	—	—	5,082	—	—	336	345	—	—
Net transfers	(2,500)	(55,142)	—	(31,893)	—	352	(18,633)	(13,412)	—	80,676
Surrenders for benefit payments and fees	(56,121)	(90,300)	(208)	(59,408)	(294,883)	(10,256)	(9,227)	(89,984)	(1)	(681,753)
Other transactions	(6)	(2)	(1)	—	(1,071)	(1)	(1)	1	—	4
Death benefits	(1,168)	(986)	—	—	—	—	—	(30,549)	—	(90,922)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	—	—	—	—	—	—	(1,561)	—	(7,485)
Net increase (decrease) in net assets resulting from unit transactions	(59,795)	(146,430)	(209)	(86,219)	(295,954)	(9,905)	(27,525)	(135,160)	(1)	(699,480)
Net increase (decrease) in net assets	136,033	(102,257)	14,173	(74,201)	(261,452)	68,783	(1,869)	90,430	1,518	221,482

Net assets:
Beginning of period	594,573	401,746	43,257	472,481	261,452	321,976	181,871	877,298	14,984	4,274,082
End of period	$730,606	$299,489	$57,430	$398,280	$—	$390,759	$180,002	$967,728	$16,502	$4,495,564

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (concluded)

For the Periods Ended December 31, 2017

	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund

	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(32,543)	$(13,313)	$766,459	$(296,925)	$17,437	$(164,256)
Net realized gain (loss) on security transactions	149,703	161,640	2,675,703	573,416	77,285	417,605
Net realized gain distributions	67,029	216,205	8,890,519	—	—	—
Change in unrealized appreciation (depreciation) during the period	305,234	113,715	16,282,651	4,647,805	1,138,464	2,815,609
Net increase (decrease) in net assets resulting from operations	489,423	478,247	28,615,332	4,924,296	1,233,186	3,068,958

Unit transactions:
Purchases	—	69	747,066	91,827	4,453	4,554
Net transfers	(324,937)	(338,371)	223,850	(129,514)	56,559	(94,296)
Surrenders for benefit payments and fees	(220,722)	(245,092)	(11,360,555)	(1,756,622)	(463,671)	(1,106,534)
Other transactions	(21)	1	3,527	60	70	27
Death benefits	(97,416)	(169,016)	(2,881,258)	(308,062)	(40,819)	(323,982)
Net loan activity	—	—	—	—	—	—
Net annuity transactions	(6,382)	(20,890)	(757,562)	16,935	4,514	11,436
Net increase (decrease) in net assets resulting from unit transactions	(649,478)	(773,299)	(14,024,932)	(2,085,376)	(438,894)	(1,508,795)
Net increase (decrease) in net assets	(160,055)	(295,052)	14,590,400	2,838,920	794,292	1,560,163

Net assets:
Beginning of period	2,200,084	2,920,438	150,131,302	19,281,130	5,178,019	10,499,958
End of period	$2,040,029	$2,625,386	$164,721,702	$22,120,050	$5,972,311	$12,060,121

The accompanying notes are an integral part of these financial statements.

(1) Formerly Catalyst Dividend Capture VA Fund. Change effective May 1, 2017.

(2) Formerly Catalyst Insider Buying VA Fund. Change effective May 1, 2017.

(3) Formerly BlackRock Large Cap Growth V.I. Fund. Change effective June 12, 2017.

(4) Formerly UIF U.S. Real Estate Portfolio. Change effective May 1, 2017.

(5) Formerly UIF Mid Cap Growth Portfolio. Change effective May 1, 2017.

(6) Not Funded as of December 31, 2017.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets

For the Periods Ended December 31, 2016

	American Century VP Capital Appreciation Fund	AB VPS International Value Portfolio	Invesco V.I. Core Equity Fund	Invesco V.I. High Yield Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio	AB VPS Intermediate Bond Portfolio	American Funds Growth Fund	Calvert VP SRI Balanced Portfolio	Columbia Variable Portfolio - Small Company Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(47,165)	$(278)	$(18,172)	$36,015	$(491,023)	$(8,117)	$20,945	$(1,391)	$6,110	$(59,630)
Net realized gain (loss) on security transactions	12,233	(6,795)	66,865	(139,142)	—	15,011	(40,935)	2,535	21,064	5,807
Net realized gain distributions	391,021	—	192,889	—	—	82,472	21,043	27,296	29,440	705,673
Change in unrealized appreciation (depreciation) during the period	(277,249)	2,326	(3,013)	214,472	—	31,715	60,485	230	10,732	(303,665)
Net increase (decrease) in net assets resulting from operations	78,840	(4,747)	238,569	111,345	(491,023)	121,081	61,538	28,670	67,346	348,185

Unit transactions:
Purchases	38,826	3,313	3,870	60	253,388	128	60	6,882	2,547	5,905
Net transfers	(72,775)	(3,047)	(13,803)	(164,130)	28,336,083	(12,608)	160,685	13,543	3,318	(686,806)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(261,855)	(8,027)	(193,444)	(192,862)	(17,151,358)	(188,445)	(901,003)	(16,395)	(121,239)	(280,579)
Other transactions	—	1	(2)	(54)	126	(36)	—	1	99	5
Death benefits	—	—	(45,348)	(17,218)	(1,158,375)	(48,457)	13,655	—	—	(16,805)
Net loan activity	(1)	—	—	—	—	—	—	—	(1)	—
Net annuity transactions	(826)	—	4,508	31,937	(7,594)	(6,941)	(30,799)	—	(8,615)	(6,032)
Net increase (decrease) in net assets resulting from unit transactions	(296,631)	(7,760)	(244,219)	(342,267)	10,272,270	(256,359)	(757,402)	4,031	(123,891)	(984,312)
Net increase (decrease) in net assets	(217,791)	(12,507)	(5,650)	(230,922)	9,781,247	(135,278)	(695,864)	32,701	(56,545)	(636,127)

Net assets:
Beginning of period	4,131,832	212,901	2,898,997	1,745,783	27,013,994	1,519,524	2,365,269	317,238	1,119,292	4,197,453
End of period	$3,914,041	$200,394	$2,893,347	$1,514,861	$36,795,241	$1,384,246	$1,669,405	$349,939	$1,062,747	$3,561,326

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Asset Manager Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Overseas Portfolio	Fidelity® VIP Freedom 2020 Portfolio	Fidelity® VIP Freedom 2030 Portfolio	Fidelity® VIP Freedom 2015 Portfolio	Fidelity® VIP Freedom 2025 Portfolio	Fidelity® VIP Freedom Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(30,483)	$2,345	$(72,850)	$(43,439)	$1,741	$(563)	$118	$(1,879)	$551	$3
Net realized gain (loss) on security transactions	(9,867)	(6,944)	480,717	658,772	9,392	8,460	1,743	40,157	686	1
Net realized gain distributions	106,114	53,859	639,018	810,386	1,862	14,409	5,833	12,601	20,265	113
Change in unrealized appreciation (depreciation) during the period	(91,972)	(29,461)	(1,099,584)	(822,202)	(91,427)	387	2,591	(33,791)	11,016	217
Net increase (decrease) in net assets resulting from operations	(26,208)	19,799	(52,699)	603,517	(78,432)	22,693	10,285	17,088	32,518	334

Unit transactions:
Purchases	300	4,248	43,264	64,505	13,389	—	20,885	1,600	33,977	1,100
Net transfers	(34,429)	(44,540)	(635,374)	(490,687)	6,981	(52,533)	18,640	(288,255)	82,379	—
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(112,192)	(166,305)	(655,013)	(1,131,650)	(156,808)	(125)	(51,991)	(6,316)	(67,343)	(19)
Other transactions	1	—	5	7	—	—	—	—	—	—
Death benefits	(39,149)	—	—	—	—	—	—	—	—	—
Net loan activity	—	—	(2)	(38)	(3)	—	—	—	—	—
Net annuity transactions	(3,808)	—	(1,243)	(51)	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(189,277)	(206,597)	(1,248,363)	(1,557,914)	(136,441)	(52,658)	(12,466)	(292,971)	49,013	1,081
Net increase (decrease) in net assets	(215,485)	(186,798)	(1,301,062)	(954,397)	(214,873)	(29,965)	(2,181)	(275,883)	81,531	1,415

Net assets:
Beginning of period	2,151,278	1,307,096	6,997,537	10,500,413	1,267,397	456,037	121,312	469,796	609,665	10,386
End of period	$1,935,793	$1,120,298	$5,696,475	$9,546,016	$1,052,524	$426,072	$119,131	$193,913	$691,196	$11,801

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	Fidelity® VIP FundsManager 20% Portfolio	Fidelity® VIP FundsManager 70% Portfolio	Fidelity® VIP FundsManager 85% Portfolio	Franklin Income VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Healthcare HLS Fund	Hartford Global Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(7)	$(67)	$(133)	$33,285	$10,393,452	$2,984,780	$(3,285,909)	$2,912,274	$716,266	$(681,050)
Net realized gain (loss) on security transactions	4	196	(93)	(72,825)	40,389,802	270,344	15,287,652	11,938,832	1,676,438	3,763,813
Net realized gain distributions	127	910	1,394	—	—	1,131,927	110,308,463	61,387,791	6,974,853	8,115,969
Change in unrealized appreciation (depreciation) during the period	9	(236)	209	127,010	(16,352,828)	4,597,385	(79,880,497)	(9,202,637)	(13,461,595)	(11,123,116)
Net increase (decrease) in net assets resulting from operations	133	803	1,377	87,470	34,430,426	8,984,436	42,429,709	67,036,260	(4,094,038)	75,616

Unit transactions:
Purchases	—	569	3,429	1,135	3,217,839	895,677	4,530,078	2,478,194	142,534	394,564
Net transfers	—	(1,745)	(1,775)	(453,231)	(6,432,254)	1,200,727	(41,808,143)	(7,858,434)	(848,783)	(3,901,196)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5)	(16)	(26)	(92,585)	(78,696,673)	(34,144,550)	(109,740,898)	(58,411,709)	(3,006,742)	(9,215,161)
Other transactions	—	—	—	—	16,047	5,594	(4,895)	(3,169)	563	(13,131)
Death benefits	—	—	—	—	(21,896,656)	(6,374,876)	(18,738,389)	(10,992,657)	(699,867)	(1,924,914)
Net loan activity	—	—	—	—	(6)	(5)	(41)	(11)	—	—
Net annuity transactions	—	—	—	—	(3,736,463)	(1,002,963)	(1,565,683)	(1,141,986)	(121,451)	(64,626)
Net increase (decrease) in net assets resulting from unit transactions	(5)	(1,192)	1,628	(544,681)	(107,528,166)	(39,420,396)	(167,327,971)	(75,929,772)	(4,533,746)	(14,724,464)
Net increase (decrease) in net assets	128	(389)	3,005	(457,211)	(73,097,740)	(30,435,960)	(124,898,262)	(8,893,512)	(8,627,784)	(14,648,848)

Net assets:
Beginning of period	9,563	22,240	30,148	1,397,552	817,302,339	308,268,283	1,273,264,469	570,124,408	42,347,973	86,345,470
End of period	$9,691	$21,851	$33,153	$940,341	$744,204,599	$277,832,323	$1,148,366,207	$561,230,896	$33,720,189	$71,696,622

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford Small/ Mid Cap Equity HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Value HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(568,097)	$(1,311,051)	$2,710,036	$271,346	$(27,152)	$(1,559,525)	$(954,148)	$(674,282)	$(966,403)	$(782,011)
Net realized gain (loss) on security transactions	904,982	(1,596,362)	(2,011,663)	5,403,988	(830,819)	7,718,732	447,961	26,587	(815,794)	836,067
Net realized gain distributions	9,901,464	15,962,580	—	—	983,250	14,682,866	12,403,934	—	7,047,378	2,403,206
Change in unrealized appreciation (depreciation) during the period	(7,155,365)	(16,091,621)	6,274,262	(6,572,610)	2,030,112	(6,605,386)	(2,329,613)	327,319	(5,405,533)	2,910,417
Net increase (decrease) in net assets resulting from operations	3,082,984	(3,036,454)	6,972,635	(897,276)	2,155,391	14,236,687	9,568,134	(320,376)	(140,352)	5,367,679

Unit transactions:
Purchases	201,819	516,287	80,880	679,871	34,236	779,679	276,281	298,817	387,658	117,245
Net transfers	(308,919)	(5,903,116)	1,382,282	(3,647,927)	5,229,018	(4,086,121)	(528,228)	606,742	(2,294,231)	(786,018)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,404,554)	(12,770,138)	(7,110,479)	(18,215,247)	(1,674,699)	(12,044,117)	(9,158,035)	(8,019,609)	(7,207,309)	(5,372,989)
Other transactions	1,641	(12,617)	607	2,143	(633)	81	(10,235)	(30,333)	1,224	1,227
Death benefits	(1,564,284)	(1,816,525)	(1,268,295)	(2,847,397)	(343,145)	(2,650,610)	(1,447,136)	(2,063,363)	(832,173)	(832,820)
Net loan activity	—	—	—	(5)	—	—	—	(2)	—	—
Net annuity transactions	(295,203)	(80,250)	(314,609)	(443,285)	(93,341)	(299,476)	(59,395)	(395,926)	83,824	(95,202)
Net increase (decrease) in net assets resulting from unit transactions	(10,369,500)	(20,066,359)	(7,229,614)	(24,471,847)	3,151,436	(18,300,564)	(10,926,748)	(9,603,674)	(9,861,007)	(6,968,557)
Net increase (decrease) in net assets	(7,286,516)	(23,102,813)	(256,979)	(25,369,123)	5,306,827	(4,063,877)	(1,358,614)	(9,924,050)	(10,001,359)	(1,600,878)

Net assets:
Beginning of period	83,817,386	128,857,837	60,315,993	190,332,104	16,486,385	149,594,588	98,806,734	73,743,189	80,140,972	57,663,417
End of period	$76,530,870	$105,755,024	$60,059,014	$164,962,981	$21,793,212	$145,530,711	$97,448,120	$63,819,139	$70,139,613	$56,062,539

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Catalyst Dividend Capture VA Fund	Catalyst Insider Buying VA Fund	BlackRock Global Opportunities V.I. Fund	BlackRock Large Cap Growth V.I. Fund	UIF U.S. Real Estate Portfolio	Invesco V.I. Equity and Income Fund	UIF Mid Cap Growth Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,328,506	$331,145	$149,687	$185,443	$(29,830)	$(11)	$(870)	$(1,478)	$1,032	$(3,163)
Net realized gain (loss) on security transactions	30,911,974	(699,587)	4,049,958	56,879	(185,754)	243	11,932	18,641	857	(33,552)
Net realized gain distributions	—	—	9,481,923	—	848,422	46	574	—	8,305	13,245
Change in unrealized appreciation (depreciation) during the period	(5,481,655)	621,263	(5,166,293)	76,946	(393,817)	80	(7,776)	715	23,538	(6,714)
Net increase (decrease) in net assets resulting from operations	27,758,825	252,821	8,515,275	319,268	239,021	358	3,860	17,878	33,732	(30,184)

Unit transactions:
Purchases	2,100,855	452,931	179,382	10,295	11,001	—	—	10,371	104	1,293
Net transfers	(6,059,390)	1,840,504	(673,456)	(485,233)	(120,325)	—	6	94,137	(1)	(107,489)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(42,218,647)	(13,004,611)	(8,759,290)	(883,879)	(435,967)	(3,178)	(51,309)	(157,031)	(14,201)	(12,970)
Other transactions	26,465	6,781	3,972	(6)	3	—	—	—	(1)	—
Death benefits	(10,026,725)	(3,032,700)	(1,140,222)	(38,404)	(76,038)	—	—	—	—	—
Net loan activity	(2)	—	—	—	—	—	—	—	—	—
Net annuity transactions	(1,666,087)	(197,386)	(144,526)	(1,290)	17,509	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(57,843,531)	(13,934,481)	(10,534,140)	(1,398,517)	(603,817)	(3,178)	(51,303)	(52,523)	(14,099)	(119,166)
Net increase (decrease) in net assets	(30,084,706)	(13,681,660)	(2,018,865)	(1,079,249)	(364,796)	(2,820)	(47,443)	(34,645)	19,633	(149,350)

Net assets:
Beginning of period	494,987,083	100,552,894	78,975,637	7,046,108	3,369,024	30,341	53,548	468,400	262,579	337,914
End of period	$464,902,377	$86,871,234	$76,956,772	$5,966,859	$3,004,228	$27,521	$6,105	$433,755	$282,212	$188,564

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	Columbia Variable Portfolio - Asset Allocation Fund	Columbia Variable Portfolio - Dividend Opportunity Fund	Columbia Variable Portfolio - Income Opportunities Fund	Columbia Variable Portfolio - Mid Cap Growth Fund	Oppenheimer Global Fund/VA	Putnam VT Small Cap Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$16,869	$(109,088)	$399,279	$(91,416)	$(2,791)	$305
Net realized gain (loss) on security transactions	(35,344)	307,955	(161,620)	204,487	(1,946)	(31,614)
Net realized gain distributions	24,633	—	196,091	—	37,037	24,221
Change in unrealized appreciation (depreciation) during the period	62,245	560,295	(75,455)	(107,896)	(48,433)	49,604
Net increase (decrease) in net assets resulting from operations	68,403	759,162	358,295	5,175	(16,133)	42,516

Unit transactions:
Purchases	4,752	11,791	5,937	1,870	3,810	1,772
Net transfers	6,365	675,276	(217,889)	(784,761)	(24,477)	(54,816)
Net interfund transfers due to corporate actions	—	—	—	—	—	—
Surrenders for benefit payments and fees	(219,180)	(572,980)	(374,627)	(444,819)	(101,417)	(50,151)
Other transactions	(144)	55	1	(53)	—	(1)
Death benefits	(14,000)	(56,808)	(23,124)	(40,679)	—	—
Net loan activity	—	—	—	—	—	—
Net annuity transactions	8,426	5,950	1,330	(5,284)	—	—
Net increase (decrease) in net assets resulting from unit transactions	(213,781)	63,284	(608,372)	(1,273,726)	(122,084)	(103,196)
Net increase (decrease) in net assets	(145,378)	822,446	(250,077)	(1,268,551)	(138,217)	(60,680)

Net assets:
Beginning of period	2,280,515	6,476,207	4,513,465	6,346,056	689,022	267,119
End of period	$2,135,137	$7,298,653	$4,263,388	$5,077,505	$550,805	$206,439

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	PIMCO VIT Real Return Portfolio	Pioneer Fund VCT Portfolio	Pioneer Mid Cap Value VCT Portfolio	Jennison 20/20 Focus Fund	Jennison Fund	Prudential Value Portfolio	Prudential SP International Growth Portfolio	Royce Small-Cap Portfolio	Legg Mason ClearBridge Appreciation Fund	Victory Variable Insurance Diversified Stock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$5,563	$(42,515)	$(1,327)	$(1,489)	$(8,287)	$(6,382)	$(694)	$1,704	$151	$(902)
Net realized gain (loss) on security transactions	(14,543)	(277,293)	(4,892)	711	8,669	4,586	13	(21,618)	1,448	4,244
Net realized gain distributions	—	1,580,640	11,119	—	—	—	—	75,994	5,771	26,657
Change in unrealized appreciation (depreciation) during the period	38,645	(587,296)	17,160	399	(17,138)	35,018	(1,915)	30,992	11,961	(26,084)
Net increase (decrease) in net assets resulting from operations	29,665	673,536	22,060	(379)	(16,756)	33,222	(2,596)	87,072	19,331	3,915

Unit transactions:
Purchases	8,932	81,134	3,057	—	—	—	—	6,961	—	285
Net transfers	(61,049)	(167,490)	(43,219)	—	195	—	—	(57,279)	—	(524)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(191,523)	(979,074)	(8,264)	(36)	(13,168)	(21,679)	(190)	(102,799)	(25)	(26,501)
Other transactions	23	(10)	—	—	(2)	(2)	—	—	—	—
Death benefits	—	(379,132)	—	—	—	—	—	—	—	(31,370)
Net loan activity	—	—	—	—	—	—	—	—	—	—
Net annuity transactions	—	(57,842)	—	—	—	—	—	—	—	—
Net increase (decrease) in net assets resulting from unit transactions	(243,617)	(1,502,414)	(48,426)	(36)	(12,975)	(21,681)	(190)	(153,117)	(25)	(58,110)
Net increase (decrease) in net assets	(213,952)	(828,878)	(26,366)	(415)	(29,731)	11,541	(2,786)	(66,045)	19,306	(54,195)

Net assets:
Beginning of period	776,175	9,596,668	191,641	95,974	624,304	390,205	46,043	538,526	242,146	376,171
End of period	$562,223	$8,767,790	$165,275	$95,559	$594,573	$401,746	$43,257	$472,481	$261,452	$321,976

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Periods Ended December 31, 2016

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Opportunity Fund	HIMCO VIT Index Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$237	$(17,171)	$(147)	$62,376	$(31,661)	$23,592	$1,248,242
Net realized gain (loss) on security transactions	1,649	17,953	82	(231,424)	33,297	164,846	1,579,193
Net realized gain distributions	13,856	81,298	407	299,345	207,508	287,166	10,466,946
Change in unrealized appreciation (depreciation) during the period	9,501	(106,394)	459	(147,177)	(91,390)	(193,685)	959,644
Net increase (decrease) in net assets resulting from operations	25,243	(24,314)	801	(16,880)	117,754	281,919	14,254,025

Unit transactions:
Purchases	1,225	1,370	—	9,010	170	728	538,927
Net transfers	(389)	(412,948)	—	(300,239)	(62,184)	(856,950)	(3,541)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(6,313)	(251,546)	—	(515,475)	(409,331)	(440,278)	(13,500,664)
Other transactions	(1)	4	—	(21)	(3)	—	3,980
Death benefits	—	(48,533)	—	(192,229)	(1,464)	(47,083)	(2,939,764)
Net loan activity	—	—	—	—	—	—	(2)
Net annuity transactions	—	3,111	—	(21,216)	(3,978)	(14,860)	(362,923)
Net increase (decrease) in net assets resulting from unit transactions	(5,478)	(708,542)	—	(1,020,170)	(476,790)	(1,358,443)	(16,263,987)
Net increase (decrease) in net assets	19,765	(732,856)	801	(1,037,050)	(359,036)	(1,076,524)	(2,009,962)

Net assets:
Beginning of period	162,106	1,610,154	14,183	5,311,132	2,559,120	3,996,962	152,141,264
End of period	$181,871	$877,298	$14,984	$4,274,082	$2,200,084	$2,920,438	$150,131,302

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Statements of Changes in Net Assets (concluded)

For the Periods Ended December 31, 2016

	Columbia Variable Portfolio - Large Cap Growth Fund	Columbia Variable Portfolio - Select International Equity Fund	Variable Portfolio - Loomis Sayles Growth Fund
	Sub-Account (1)	Sub-Account (1)	Sub-Account (1)

Operations:
Net investment income (loss)	$(183,896)	$3,908	$(104,711)
Net realized gain (loss) on security transactions	96,550	(14,701)	89,840
Net realized gain distributions	—	—	—
Change in unrealized appreciation (depreciation) during the period	1,022,455	(152,171)	535,035
Net increase (decrease) in net assets resulting from operations	935,109	(162,964)	520,164

Unit transactions:
Purchases	4,894	2,916	3,903
Net transfers	(966,995)	10,153	(349,949)
Net interfund transfers due to corporate actions	20,415,396	5,622,204	11,127,190
Surrenders for benefit payments and fees	(1,190,634)	(340,745)	(823,538)
Other transactions	(6)	(5)	(132)
Death benefits	(273,964)	(21,343)	(224,505)
Net loan activity	—	—	—
Net annuity transactions	357,330	67,803	246,825
Net increase (decrease) in net assets resulting from unit transactions	18,346,021	5,340,983	9,979,794
Net increase (decrease) in net assets	19,281,130	5,178,019	10,499,958

Net assets:
Beginning of period	—	—	—
End of period	$19,281,130	$5,178,019	$10,499,958

The accompanying notes are an integral part of these financial statements.

(1) Funded as of April 29, 2016.

SEPARATE ACCOUNT TWO

Hartford Life Insurance Company

Notes to Financial Statements

December 31, 2017

1. Organization:

Separate Account Two (the “Account”) is a separate investment account established by Hartford Life Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.

On December 3, 2017, a Stock and Asset Purchase Agreement was entered into by and among Hartford Holdings, Inc. (“HHI”) and its parent company, The Hartford Financial Services Group, Inc. (“HFSG”), Hopmeadow Acquisition, Inc. (“Buyer”), Hopmeadow Holdings, LP (“Buyer Parent”) and Hopmeadow Holdings GP LLC (“Buyer Parent GP”), pursuant to which HHI agreed to sell all of the issued and outstanding equity of Hartford Life, Inc. (“HLI”), the parent of the Sponsor Company and its indirect wholly owned subsidiary, Hartford Life and Annuity Insurance Company, to Buyer (the “Talcott Resolution Sale Transaction”).  Buyer, Buyer Parent and Buyer Parent GP are funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. HHI will also be a member of the Investor Group.

The closing of the Talcott Resolution Sale Transaction is subject to regulatory approvals, and the satisfaction of other closing conditions. The administration, terms, features and benefits of the contracts will not change as a result of the sale. The Talcott Resolution Sale Transaction is expected to close in the first half of 2018.

The Account is comprised of the following Sub-Accounts:

American Century VP Capital Appreciation Fund, AB VPS International Value Portfolio, Invesco V.I. Core Equity Fund, Invesco V.I. High Yield Fund, Invesco V.I. Government Money Market Fund, AB VPS Growth and Income Portfolio, AB VPS Intermediate Bond Portfolio, American Funds Growth Fund, Calvert VP SRI Balanced Portfolio, Columbia Variable Portfolio - Small Company Growth Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Asset Manager Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Overseas Portfolio, Fidelity® VIP Freedom 2020 Portfolio, Fidelity® VIP Freedom 2030 Portfolio, Fidelity® VIP Freedom 2015 Portfolio, Fidelity® VIP Freedom 2025 Portfolio, Fidelity® VIP Freedom Income Portfolio, Fidelity® VIP FundsManager 20% Portfolio, Fidelity® VIP FundsManager 70% Portfolio, Fidelity® VIP FundsManager 85% Portfolio, Franklin Income VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Healthcare HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap HLS Fund, Hartford MidCap Value HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, Rational Dividend Capture VA Fund (Formerly Catalyst Dividend Capture VA Fund), Rational Insider Buying VA Fund (Formerly Catalyst Insider Buying VA Fund), BlackRock Global Opportunities V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund (Formerly BlackRock Large Cap Growth V.I. Fund), Morgan Stanley VIF U.S. Real Estate Portfolio (Formerly UIF U.S. Real Estate Portfolio), Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Mid Cap Growth Portfolio (Formerly UIF Mid Cap Growth Portfolio), Columbia Variable Portfolio - Asset Allocation Fund, Columbia Variable Portfolio - Dividend Opportunity Fund, Columbia Variable Portfolio - Income Opportunities Fund, Columbia Variable Portfolio - Mid Cap Growth Fund, Oppenheimer Global Fund/VA, Putnam VT Small Cap Value Fund, PIMCO VIT Real Return Portfolio, Pioneer Fund VCT Portfolio, Pioneer Mid Cap Value VCT Portfolio, Jennison 20/20 Focus Fund, Jennison Fund, Prudential Value Portfolio, Prudential SP International Growth Portfolio, Royce Small-Cap Portfolio, Legg Mason ClearBridge Appreciation Fund^, Victory Variable Insurance Diversified Stock Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Opportunity Fund, HIMCO VIT Index Fund, Columbia Variable Portfolio - Large Cap Growth Fund, Columbia Variable Portfolio - Select International Equity Fund, Variable Portfolio - Loomis Sayles Growth Fund.

^ This Sub-Account was not funded as of December 31, 2017, and as a result, is not presented in the statements of assets and liabilities.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner’s unitized performance correlates with the share class associated with the contract owner’s product.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, “Financial Services - Investment Companies.” The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts’ investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2017 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2017, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2017 and 2016.

g) Accounting for Uncertain Tax Positions - The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2017.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.50% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.15% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. In addition, an annual contract fee up to a maximum of $100 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

Optional Death Benefit Charge maximum of 0.15%

Earnings Protection Benefit Charge maximum of 0.20%

Principal First Charge maximum of 0.75%

Principal First Preferred Charge maximum of 0.20%

MAV/EPB Death Benefit Charge maximum of 0.30%

MAV 70 Death Benefit Charge maximum of 0.20%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Transactions with Related Parties - The Sponsor and its affiliates receive fees from the HLS and HIMCO VIT funds for services provided to these Funds. The fees received for these services are a maximum of 1.12% and 0.55%, respectively, of the Funds’ average daily net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2017 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Capital Appreciation Fund	$557,338	$756,185
AB VPS International Value Portfolio	$12,387	$47,902
Invesco V.I. Core Equity Fund	$203,683	$446,940
Invesco V.I. High Yield Fund	$772,765	$954,586
Invesco V.I. Government Money Market Fund	$26,469,602	$36,671,470
AB VPS Growth and Income Portfolio	$260,448	$340,438
AB VPS Intermediate Bond Portfolio	$370,136	$197,505
American Funds Growth Fund	$178,233	$154,315
Calvert VP SRI Balanced Portfolio	$53,666	$196,196
Columbia Variable Portfolio - Small Company Growth Fund	$1,362,223	$1,509,071
Wells Fargo VT Omega Growth Fund	$320,264	$269,641
Fidelity® VIP Asset Manager Portfolio	$151,352	$193,702
Fidelity® VIP Growth Portfolio	$698,454	$908,905
Fidelity® VIP Contrafund® Portfolio	$827,166	$1,357,529
Fidelity® VIP Overseas Portfolio	$149,793	$344,969
Fidelity® VIP Freedom 2020 Portfolio	$223,275	$71,591
Fidelity® VIP Freedom 2030 Portfolio	$29,392	$49,700
Fidelity® VIP Freedom 2015 Portfolio	$6,866	$66,836
Fidelity® VIP Freedom 2025 Portfolio	$56,306	$368,311
Fidelity® VIP Freedom Income Portfolio	$267	$176
Fidelity® VIP FundsManager 20% Portfolio	$174	$130
Fidelity® VIP FundsManager 70% Portfolio	$381	$339
Fidelity® VIP FundsManager 85% Portfolio	$1,664	$39,319
Franklin Income VIP Fund	$49,924	$78,007
Hartford Balanced HLS Fund	$24,181,555	$112,987,406
Hartford Total Return Bond HLS Fund	$24,079,037	$45,924,716
Hartford Capital Appreciation HLS Fund	$89,263,909	$175,497,796
Hartford Dividend and Growth HLS Fund	$55,533,139	$92,484,713
Hartford Healthcare HLS Fund	$5,498,840	$5,438,732
Hartford Global Growth HLS Fund	$12,166,235	$15,619,391
Hartford Disciplined Equity HLS Fund	$12,771,626	$14,926,229
Hartford Growth Opportunities HLS Fund	$12,031,679	$23,946,947
Hartford High Yield HLS Fund	$11,045,499	$16,224,937
Hartford International Opportunities HLS Fund	$14,004,799	$33,813,304
Hartford Small/Mid Cap Equity HLS Fund	$3,213,175	$7,783,722
Hartford MidCap HLS Fund	$7,388,989	$21,263,384
Hartford MidCap Value HLS Fund	$9,439,754	$16,594,687
Hartford Ultrashort Bond HLS Fund	$5,553,082	$13,163,555
Hartford Small Company HLS Fund	$5,316,466	$11,973,005
Hartford SmallCap Growth HLS Fund	$3,654,950	$11,338,653
Hartford Stock HLS Fund	$10,970,069	$68,994,004
Hartford U.S. Government Securities HLS Fund	$8,432,689	$18,286,012
Hartford Value HLS Fund	$9,347,115	$13,589,198
Rational Dividend Capture VA Fund +	$382,758	$1,037,361
Rational Insider Buying VA Fund+	$430,113	$588,592
BlackRock Global Opportunities V.I. Fund	$2,205	$17,657
BlackRock Large Cap Focus Growth V.I. Fund+	$30,034	$469

Morgan Stanley VIF U.S. Real Estate Portfolio+	$16,651	$164,247
Invesco V.I. Equity and Income Fund	$62,695	$33,088
Morgan Stanley VIF Mid Cap Growth Portfolio+	$213,877	$145,396
Columbia Variable Portfolio - Asset Allocation Fund	$55,823	$521,130
Columbia Variable Portfolio - Dividend Opportunity Fund	$233,247	$2,062,240
Columbia Variable Portfolio - Income Opportunities Fund	$970,893	$1,088,058
Columbia Variable Portfolio - Mid Cap Growth Fund	$403,728	$917,778
Oppenheimer Global Fund/VA	$126,265	$176,849
Putnam VT Small Cap Value Fund	$226,889	$157,757
PIMCO VIT Real Return Portfolio	$44,061	$73,027
Pioneer Fund VCT Portfolio	$1,434,610	$1,297,844
Pioneer Mid Cap Value VCT Portfolio	$136,280	$94,430
Jennison 20/20 Focus Fund	$—	$4,494
Jennison Fund	$914	$70,291
Prudential Value Portfolio	$—	$152,383
Prudential SP International Growth Portfolio	$—	$1,010
Royce Small-Cap Portfolio	$21,834	$109,655
Legg Mason ClearBridge Appreciation Fund+	$1,834	$300,018
Victory Variable Insurance Diversified Stock Fund	$7,955	$14,758
Invesco V.I. Comstock Fund	$53,415	$72,702
Invesco V.I. American Franchise Fund	$625,006	$659,746
Wells Fargo VT Index Asset Allocation Fund	$781	$299
Wells Fargo VT International Equity Fund	$398,121	$1,029,777
Wells Fargo VT Small Cap Growth Fund	$73,514	$688,506
Wells Fargo VT Opportunity Fund	$338,795	$909,202
HIMCO VIT Index Fund	$14,586,608	$18,954,553
Columbia Variable Portfolio - Large Cap Growth Fund	$1,204,596	$3,586,898
Columbia Variable Portfolio - Select International Equity Fund	$528,456	$949,914
Variable Portfolio - Loomis Sayles Growth Fund	$724,655	$2,397,705

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2017 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
American Century VP Capital Appreciation Fund	15,205	192,329	(177,124)
AB VPS International Value Portfolio	968	5,217	(4,249)
Invesco V.I. Core Equity Fund	13,801	263,627	(249,826)
Invesco V.I. High Yield Fund	134,333	244,630	(110,297)
Invesco V.I. Government Money Market Fund	2,781,625	3,830,662	(1,049,037)
AB VPS Growth and Income Portfolio	42,359	128,099	(85,740)
AB VPS Intermediate Bond Portfolio	23,050	13,166	9,884
American Funds Growth Fund	6,967	7,452	(485)
Calvert VP SRI Balanced Portfolio	4,165	37,338	(33,173)
Columbia Variable Portfolio - Small Company Growth Fund	117,887	346,637	(228,750)

Wells Fargo VT Omega Growth Fund	155,578	133,353	22,225
Fidelity® VIP Asset Manager Portfolio	1,016	57,969	(56,953)
Fidelity® VIP Growth Portfolio	45,553	192,849	(147,296)
Fidelity® VIP Contrafund® Portfolio	23,902	182,506	(158,604)
Fidelity® VIP Overseas Portfolio	48,145	135,587	(87,442)
Fidelity® VIP Freedom 2020 Portfolio	8,230	2,652	5,578
Fidelity® VIP Freedom 2030 Portfolio	866	1,738	(872)
Fidelity® VIP Freedom 2015 Portfolio	—	2,888	(2,888)
Fidelity® VIP Freedom 2025 Portfolio	1,325	14,555	(13,230)
Fidelity® VIP Freedom Income Portfolio	—	1	(1)
Fidelity® VIP FundsManager 20% Portfolio	—	—	—
Fidelity® VIP FundsManager 70% Portfolio	1	2	(1)
Fidelity® VIP FundsManager 85% Portfolio	63	1,385	(1,322)
Franklin Income VIP Fund	702	3,984	(3,282)
Hartford Balanced HLS Fund	3,934,083	22,346,318	(18,412,235)
Hartford Total Return Bond HLS Fund	6,472,777	15,418,512	(8,945,735)
Hartford Capital Appreciation HLS Fund	2,447,979	18,722,371	(16,274,392)
Hartford Dividend and Growth HLS Fund	2,726,680	19,051,845	(16,325,165)
Hartford Healthcare HLS Fund	38,950	838,454	(799,504)
Hartford Global Growth HLS Fund	2,402,047	5,110,796	(2,708,749)
Hartford Disciplined Equity HLS Fund	1,387,480	5,324,168	(3,936,688)
Hartford Growth Opportunities HLS Fund	2,617,186	6,013,131	(3,395,945)
Hartford High Yield HLS Fund	2,965,119	6,180,199	(3,215,080)
Hartford International Opportunities HLS Fund	4,199,070	12,293,414	(8,094,344)
Hartford Small/Mid Cap Equity HLS Fund	139,443	402,261	(262,818)
Hartford MidCap HLS Fund	120,285	2,256,887	(2,136,602)
Hartford MidCap Value HLS Fund	921,425	4,692,845	(3,771,420)
Hartford Ultrashort Bond HLS Fund	4,086,412	9,129,097	(5,042,685)
Hartford Small Company HLS Fund	1,342,030	3,076,730	(1,734,700)
Hartford SmallCap Growth HLS Fund	990,035	3,140,803	(2,150,768)
Hartford Stock HLS Fund	1,372,141	11,658,757	(10,286,616)
Hartford U.S. Government Securities HLS Fund	5,810,333	14,272,372	(8,462,039)
Hartford Value HLS Fund	1,340,694	5,535,241	(4,194,547)
Rational Dividend Capture VA Fund +	94,816	395,454	(300,638)
Rational Insider Buying VA Fund+	26,453	244,916	(218,463)
BlackRock Global Opportunities V.I. Fund	—	860	(860)
BlackRock Large Cap Focus Growth V.I. Fund+	11,283	104	11,179
Morgan Stanley VIF U.S. Real Estate Portfolio+	794	9,817	(9,023)
Invesco V.I. Equity and Income Fund	2,881	1,578	1,303
Morgan Stanley VIF Mid Cap Growth Portfolio+	12,376	8,744	3,632
Columbia Variable Portfolio - Asset Allocation Fund	13,874	272,068	(258,194)
Columbia Variable Portfolio - Dividend Opportunity Fund	17,567	138,307	(120,740)
Columbia Variable Portfolio - Income Opportunities Fund	61,665	90,621	(28,956)
Columbia Variable Portfolio - Mid Cap Growth Fund	27,237	56,116	(28,879)
Oppenheimer Global Fund/VA	6,973	10,490	(3,517)
Putnam VT Small Cap Value Fund	13,194	9,535	3,659

PIMCO VIT Real Return Portfolio	2,340	4,839	(2,499)
Pioneer Fund VCT Portfolio	51,776	634,522	(582,746)
Pioneer Mid Cap Value VCT Portfolio	6,582	5,243	1,339
Jennison 20/20 Focus Fund	—	1,124	(1,124)
Jennison Fund	719	40,810	(40,091)
Prudential Value Portfolio	—	72,858	(72,858)
Prudential SP International Growth Portfolio	—	179	(179)
Royce Small-Cap Portfolio	1,121	6,362	(5,241)
Legg Mason ClearBridge Appreciation Fund+	—	9,561	(9,561)
Victory Variable Insurance Diversified Stock Fund	31	610	(579)
Invesco V.I. Comstock Fund	2,394	3,932	(1,538)
Invesco V.I. American Franchise Fund	29,500	36,482	(6,982)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	208,485	648,429	(439,944)
Wells Fargo VT Small Cap Growth Fund	345	29,673	(29,328)
Wells Fargo VT Opportunity Fund	5,212	44,782	(39,570)
HIMCO VIT Index Fund	978,470	3,107,217	(2,128,747)
Columbia Variable Portfolio - Large Cap Growth Fund	112,419	279,879	(167,460)
Columbia Variable Portfolio - Select International Equity Fund	37,295	78,680	(41,385)
Variable Portfolio - Loomis Sayles Growth Fund	63,663	185,731	(122,068)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2016 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/ (Decrease)
American Century VP Capital Appreciation Fund	88,893	197,592	(108,699)
AB VPS International Value Portfolio	425	1,488	(1,063)
Invesco V.I. Core Equity Fund	36,557	200,841	(164,284)
Invesco V.I. High Yield Fund	134,182	382,136	(247,954)
Invesco V.I. Government Money Market Fund	4,331,618	3,271,852	1,059,766
AB VPS Growth and Income Portfolio	984	131,760	(130,776)
AB VPS Intermediate Bond Portfolio	15,949	73,891	(57,942)
American Funds Growth Fund	3,913	3,529	384
Calvert VP SRI Balanced Portfolio	2,381	31,339	(28,958)
Columbia Variable Portfolio - Small Company Growth Fund	98,996	362,011	(263,015)
Wells Fargo VT Omega Growth Fund	30,528	155,098	(124,570)
Fidelity® VIP Asset Manager Portfolio	952	73,793	(72,841)
Fidelity® VIP Growth Portfolio	70,849	418,841	(347,992)
Fidelity® VIP Contrafund® Portfolio	26,436	318,014	(291,578)
Fidelity® VIP Overseas Portfolio	25,979	96,444	(70,465)
Fidelity® VIP Freedom 2020 Portfolio	2,725	5,026	(2,301)
Fidelity® VIP Freedom 2030 Portfolio	1,939	2,276	(337)
Fidelity® VIP Freedom 2015 Portfolio	978	15,683	(14,705)
Fidelity® VIP Freedom 2025 Portfolio	5,780	3,525	2,255
Fidelity® VIP Freedom Income Portfolio	78	—	78
Fidelity® VIP FundsManager 20% Portfolio	—	—	—

Fidelity® VIP FundsManager 70% Portfolio	28	82	(54)
Fidelity® VIP FundsManager 85% Portfolio	146	74	72
Franklin Income VIP Fund	319	39,446	(39,127)
Hartford Balanced HLS Fund	4,349,061	27,500,083	(23,151,022)
Hartford Total Return Bond HLS Fund	3,942,734	18,505,128	(14,562,394)
Hartford Capital Appreciation HLS Fund	2,085,998	23,406,896	(21,320,898)
Hartford Dividend and Growth HLS Fund	3,439,122	22,579,894	(19,140,772)
Hartford Healthcare HLS Fund	71,559	965,770	(894,211)
Hartford Global Growth HLS Fund	1,588,994	7,691,994	(6,103,000)
Hartford Disciplined Equity HLS Fund	2,511,987	7,105,909	(4,593,922)
Hartford Growth Opportunities HLS Fund	2,347,813	9,062,997	(6,715,184)
Hartford High Yield HLS Fund	2,799,053	6,132,183	(3,333,130)
Hartford International Opportunities HLS Fund	3,606,056	14,679,339	(11,073,283)
Hartford Small/Mid Cap Equity HLS Fund	443,397	296,856	146,541
Hartford MidCap HLS Fund	123,987	2,583,288	(2,459,301)
Hartford MidCap Value HLS Fund	1,631,512	5,841,801	(4,210,289)
Hartford Ultrashort Bond HLS Fund	4,930,936	11,319,518	(6,388,582)
Hartford Small Company HLS Fund	939,479	4,204,017	(3,264,538)
Hartford SmallCap Growth HLS Fund	1,969,762	4,672,207	(2,702,445)
Hartford Stock HLS Fund	3,041,334	14,499,774	(11,458,440)
Hartford U.S. Government Securities HLS Fund	9,758,340	21,111,144	(11,352,804)
Hartford Value HLS Fund	1,681,465	6,955,136	(5,273,671)
Catalyst Dividend Capture VA Fund	48,033	592,353	(544,320)
Catalyst Insider Buying VA Fund	72,165	374,721	(302,556)
BlackRock Global Opportunities V.I. Fund	1	195	(194)
BlackRock Large Cap Growth V.I. Fund	3	26,706	(26,703)
UIF U.S. Real Estate Portfolio	8,686	12,241	(3,555)
Invesco V.I. Equity and Income Fund	6	877	(871)
UIF Mid Cap Growth Portfolio	234	8,271	(8,037)
Columbia Variable Portfolio - Asset Allocation Fund	44,389	185,020	(140,631)
Columbia Variable Portfolio - Dividend Opportunity Fund	144,819	138,733	6,086
Columbia Variable Portfolio - Income Opportunities Fund	68,646	128,612	(59,966)
Columbia Variable Portfolio - Mid Cap Growth Fund	12,191	110,984	(98,793)
Oppenheimer Global Fund/VA	1,567	10,454	(8,887)
Putnam VT Small Cap Value Fund	2,651	10,695	(8,044)
PIMCO VIT Real Return Portfolio	1,107	18,707	(17,600)
Pioneer Fund VCT Portfolio	125,703	1,074,219	(948,516)
Pioneer Mid Cap Value VCT Portfolio	1,657	4,908	(3,251)
Jennison 20/20 Focus Fund	—	18	(18)
Jennison Fund	1,916	11,969	(10,053)
Prudential Value Portfolio	1	8,129	(8,128)
Prudential SP International Growth Portfolio	1	184	(183)
Royce Small-Cap Portfolio	512	10,485	(9,973)
Legg Mason ClearBridge Appreciation Fund	—	1	(1)
Victory Variable Insurance Diversified Stock Fund	353	4,255	(3,902)
Invesco V.I. Comstock Fund	885	1,196	(311)
Invesco V.I. American Franchise Fund	1,442	51,872	(50,430)
Wells Fargo VT Index Asset Allocation Fund	—	—	—
Wells Fargo VT International Equity Fund	643,326	1,422,834	(779,508)
Wells Fargo VT Small Cap Growth Fund	4,316	32,131	(27,815)

Wells Fargo VT Opportunity Fund	2,971	87,052	(84,081)
HIMCO VIT Index Fund	1,211,192	4,651,875	(3,440,683)
Columbia Variable Portfolio - Large Cap Growth Fund	2,043,941	224,539	1,819,402
Columbia Variable Portfolio - Select International Equity Fund	575,108	49,005	526,103
Variable Portfolio - Loomis Sayles Growth Fund	1,112,416	127,720	984,696

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2017. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Capital Appreciation Fund
2017	955,802	$4.017656	to	$4.338242	$4,022,778	0.70%	to	1.25%	—%	to	—%	20.28%	to	20.94%
2016	1,132,926	$3.340164	to	$3.586976	$3,914,041	0.70%	to	1.25%	—%	to	—%	1.95%	to	2.51%
2015	1,241,625	$3.276274	to	$3.499110	$4,131,832	0.70%	to	1.25%	—%	to	—%	0.66%	to	1.22%
2014	1,283,140	$3.254634	to	$3.456935	$4,217,369	0.70%	to	1.25%	—%	to	—%	6.80%	to	7.39%
2013	1,431,048	$3.047479	to	$3.219143	$4,375,776	0.70%	to	1.25%	—%	to	—%	29.30%	to	30.01%
AB VPS International Value Portfolio
2017	21,768	$9.516017	to	$9.516017	$207,146	1.25%	to	1.25%	1.88%	to	1.88%	23.55%	to	23.55%
2016	26,017	$7.702450	to	$7.702450	$200,394	1.25%	to	1.25%	1.11%	to	1.11%	(2.03)%	to	(2.03)%
2015	27,080	$7.861829	to	$7.861829	$212,901	1.25%	to	1.25%	2.15%	to	2.15%	1.13%	to	1.13%
2014	30,574	$7.774031	to	$7.774031	$237,686	1.25%	to	1.25%	2.92%	to	2.92%	(7.62)%	to	(7.62)%
2013	52,513	$8.415534	to	$8.415534	$441,922	1.25%	to	1.25%	5.91%	to	5.91%	21.21%	to	21.21%
Invesco V.I. Core Equity Fund
2017	1,599,408	$1.782358	to	$21.954860	$2,826,682	1.25%	to	2.20%	1.02%	to	1.05%	10.71%	to	11.77%
2016	1,849,234	$1.594678	to	$19.591200	$2,893,347	1.25%	to	2.35%	—%	to	0.74%	7.70%	to	8.89%
2015	2,013,518	$1.464434	to	$18.384588	$2,898,997	1.25%	to	2.20%	1.10%	to	1.16%	(7.82)%	to	(6.94)%
2014	2,223,171	$1.422959	to	$1.573665	$3,423,689	1.25%	to	2.00%	0.82%	to	0.85%	6.01%	to	6.80%
2013	2,556,005	$1.473423	to	$18.708955	$3,973,014	1.25%	to	2.35%	1.34%	to	1.36%	26.25%	to	27.65%
Invesco V.I. High Yield Fund
2017	782,798	$1.782068	to	$21.866063	$1,352,594	1.25%	to	2.35%	3.85%	to	4.14%	3.83%	to	4.98%
2016	893,095	$1.697545	to	$21.059270	$1,514,861	1.25%	to	2.35%	—%	to	4.04%	8.63%	to	9.83%
2015	1,141,049	$1.359495	to	$1.545604	$1,745,783	1.25%	to	2.15%	5.25%	to	5.25%	(5.23)%	to	(4.37)%
2014	1,200,700	$1.434463	to	$1.616216	$1,932,037	1.25%	to	2.15%	4.57%	to	4.67%	(0.44)%	to	0.46%
2013	1,258,810	$1.440762	to	$1.608761	$2,015,042	1.25%	to	2.15%	4.99%	to	7.06%	4.73%	to	5.68%
Invesco V.I. Government Money Market Fund
2017	2,813,912	$8.930295	to	$9.955433	$26,593,378	0.25%	to	2.55%	0.26%	to	0.55%	(2.21)%	to	0.31%
2016	3,862,949	$9.148616	to	$9.924459	$36,795,241	0.25%	to	2.50%	0.03%	to	0.10%	(2.44)%	to	(0.15)%
2015	2,803,183	$9.377318	to	$9.939793	$27,013,994	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%

2014	1,940,957	$9.613679	to	$9.963556	$18,978,588	0.25%	to	2.50%	0.01%	to	0.01%	(2.46)%	to	(0.24)%
2013	1,216,050	$9.855772	to	$9.987257	$12,062,873	0.25%	to	2.50%	—%	to	—%	(1.44)%	to	(0.13)%
AB VPS Growth and Income Portfolio
2017	576,601	$2.183950	to	$2.602746	$1,403,962	1.15%	to	2.20%	1.18%	to	1.26%	16.02%	to	17.24%
2016	662,341	$1.882432	to	$2.219994	$1,384,246	1.15%	to	2.20%	0.79%	to	0.83%	8.65%	to	9.80%
2015	793,117	$1.732516	to	$2.021853	$1,519,524	1.15%	to	2.20%	1.19%	to	1.19%	(0.78)%	to	0.27%
2014	947,895	$1.746170	to	$2.016477	$1,824,815	1.15%	to	2.20%	1.07%	to	1.12%	6.91%	to	8.04%
2013	1,146,182	$1.633262	to	$1.866400	$2,051,418	1.15%	to	2.20%	1.14%	to	1.52%	31.67%	to	33.05%
AB VPS Intermediate Bond Portfolio
2017	138,227	$12.472814	to	$13.555245	$1,828,597	1.15%	to	2.00%	2.50%	to	2.70%	1.23%	to	2.09%
2016	128,343	$12.321264	to	$13.277229	$1,669,405	1.15%	to	2.00%	2.84%	to	2.84%	2.29%	to	3.16%
2015	186,285	$12.045234	to	$12.869933	$2,365,269	1.15%	to	2.00%	2.93%	to	3.23%	(2.16)%	to	(1.32)%
2014	221,357	$12.311035	to	$13.042600	$2,852,813	1.15%	to	2.00%	3.17%	to	4.30%	4.12%	to	5.00%
2013	181,142	$11.824421	to	$12.421058	$2,220,381	1.15%	to	2.00%	3.33%	to	3.38%	(4.27)%	to	(3.45)%
American Funds Growth Fund
2017	19,004	$22.750247	to	$22.750247	$432,339	1.25%	to	1.25%	0.53%	to	0.53%	26.70%	to	26.70%
2016	19,489	$17.955576	to	$17.955576	$349,939	1.25%	to	1.25%	0.82%	to	0.82%	8.13%	to	8.13%
2015	19,105	$16.605327	to	$16.605327	$317,238	1.25%	to	1.25%	0.64%	to	0.64%	5.53%	to	5.53%
2014	17,654	$15.735065	to	$15.735065	$277,793	1.25%	to	1.25%	0.71%	to	0.71%	7.16%	to	7.16%
2013	22,150	$14.683555	to	$14.683555	$325,243	1.25%	to	1.25%	0.97%	to	0.97%	28.49%	to	28.49%
Calvert VP SRI Balanced Portfolio
2017	198,133	$5.010281	to	$5.578711	$1,008,336	0.70%	to	1.25%	1.97%	to	2.17%	10.61%	to	11.22%
2016	231,306	$4.529642	to	$5.015968	$1,062,747	0.70%	to	1.25%	1.46%	to	1.85%	6.52%	to	7.10%
2015	260,264	$4.252445	to	$4.683262	$1,119,292	0.70%	to	1.25%	0.10%	to	0.11%	(3.41)%	to	(2.87)%
2014	322,787	$4.402432	to	$4.821845	$1,436,577	0.70%	to	1.25%	1.60%	to	1.61%	8.24%	to	8.84%
2013	356,092	$4.067299	to	$4.430348	$1,460,961	0.70%	to	1.25%	0.99%	to	1.07%	16.54%	to	17.18%
Columbia Variable Portfolio - Small Company Growth Fund
2017	1,621,055	$2.582119	to	$29.083634	$4,265,410	1.25%	to	2.50%	—%	to	—%	26.06%	to	27.64%
2016	1,849,805	$2.022910	to	$23.071280	$3,561,326	1.25%	to	2.50%	—%	to	—%	9.96%	to	11.34%
2015	2,112,820	$1.816827	to	$20.981418	$4,197,453	1.25%	to	2.50%	—%	to	—%	1.26%	to	2.54%
2014	2,379,230	$1.771897	to	$20.720053	$4,032,082	1.25%	to	2.50%	—%	to	—%	(6.99)%	to	(5.82)%
2013	2,974,871	$1.881439	to	$22.391701	$5,334,295	1.25%	to	2.40%	0.10%	to	0.11%	37.14%	to	38.73%
Wells Fargo VT Omega Growth Fund
2017	1,295,229	$2.443408	to	$33.755753	$2,579,579	1.15%	to	2.50%	0.24%	to	0.24%	31.62%	to	33.41%
2016	1,273,004	$1.831504	to	$25.645779	$1,935,793	1.15%	to	2.50%	—%	to	—%	(1.72)%	to	(0.39)%
2015	1,397,574	$1.838614	to	$26.095332	$2,151,278	1.15%	to	2.50%	—%	to	—%	(0.89)%	to	0.46%
2014	1,851,547	$1.830205	to	$26.329197	$2,867,378	1.15%	to	2.50%	—%	to	—%	1.52%	to	2.90%
2013	2,407,444	$1.778660	to	$25.935506	$3,604,415	1.15%	to	2.50%	0.40%	to	0.40%	36.76%	to	38.61%
Fidelity® VIP Asset Manager Portfolio
2017	320,149	$3.272910	to	$3.644266	$1,078,920	0.70%	to	1.25%	1.85%	to	1.86%	12.69%	to	13.31%
2016	377,102	$2.904323	to	$3.216171	$1,120,298	0.70%	to	1.25%	1.43%	to	1.47%	1.79%	to	2.35%
2015	449,943	$2.853137	to	$3.142206	$1,307,096	0.70%	to	1.25%	1.28%	to	1.42%	(1.10)%	to	(0.56)%
2014	536,202	$2.884931	to	$3.159792	$1,579,785	0.70%	to	1.25%	1.24%	to	1.51%	4.52%	to	5.09%
2013	691,792	$2.760213	to	$3.006613	$1,940,307	0.70%	to	1.25%	1.54%	to	1.55%	14.27%	to	14.90%
Fidelity® VIP Growth Portfolio
2017	1,403,758	$4.788462	to	$5.331182	$6,910,723	0.70%	to	1.25%	0.22%	to	0.23%	33.46%	to	34.19%
2016	1,551,054	$3.587916	to	$3.972745	$5,696,475	0.70%	to	1.25%	0.02%	to	0.03%	(0.45)%	to	0.10%

2015	1,899,046	$3.604066	to	$3.968792	$6,997,537	0.70%	to	1.25%	0.27%	to	0.27%	5.84%	to	6.43%
2014	1,985,002	$3.405095	to	$3.729119	$6,885,289	0.70%	to	1.25%	0.17%	to	0.19%	9.92%	to	10.52%
2013	2,416,327	$3.097926	to	$3.374125	$7,588,914	0.70%	to	1.25%	0.28%	to	0.37%	34.64%	to	35.39%
Fidelity® VIP Contrafund® Portfolio
2017	1,424,533	$6.943468	to	$7.730628	$10,370,279	0.70%	to	1.25%	1.00%	to	1.05%	20.37%	to	21.03%
2016	1,583,137	$5.768599	to	$6.387460	$9,546,016	0.70%	to	1.25%	0.75%	to	0.86%	6.67%	to	7.25%
2015	1,874,715	$5.408016	to	$5.955450	$10,500,413	0.70%	to	1.25%	1.02%	to	1.06%	(0.58)%	to	(0.03)%
2014	2,085,068	$5.439543	to	$5.957318	$11,698,130	0.70%	to	1.25%	0.79%	to	0.86%	10.55%	to	11.16%
2013	2,502,763	$4.920305	to	$5.359097	$12,618,132	0.70%	to	1.25%	1.02%	to	1.05%	29.66%	to	30.37%
Fidelity® VIP Overseas Portfolio
2017	388,530	$2.683490	to	$2.988143	$1,127,151	0.70%	to	1.25%	1.44%	to	2.19%	28.67%	to	29.38%
2016	475,972	$2.085535	to	$2.309605	$1,052,524	0.70%	to	1.25%	1.09%	to	1.48%	(6.24)%	to	(5.72)%
2015	546,437	$2.224311	to	$2.449811	$1,267,397	0.70%	to	1.25%	1.36%	to	1.37%	2.34%	to	2.90%
2014	629,339	$2.173513	to	$2.380726	$1,416,390	0.70%	to	1.25%	0.47%	to	1.10%	(9.22)%	to	(8.72)%
2013	836,276	$2.394238	to	$2.608100	$2,051,973	0.70%	to	1.25%	0.60%	to	1.36%	28.82%	to	29.53%
Fidelity® VIP Freedom 2020 Portfolio
2017	25,005	$25.181767	to	$25.181767	$629,682	1.25%	to	1.25%	1.55%	to	1.55%	14.82%	to	14.82%
2016	19,427	$21.931464	to	$21.931464	$426,072	1.25%	to	1.25%	1.13%	to	1.13%	4.49%	to	4.49%
2015	21,728	$20.988658	to	$20.988658	$456,037	1.25%	to	1.25%	1.58%	to	1.58%	(1.70)%	to	(1.70)%
2014	22,533	$21.350658	to	$21.350658	$481,088	1.25%	to	1.25%	1.19%	to	1.19%	3.30%	to	3.30%
2013	24,246	$20.669392	to	$20.669392	$501,158	1.25%	to	1.25%	1.94%	to	1.94%	14.20%	to	14.20%
Fidelity® VIP Freedom 2030 Portfolio
2017	3,960	$29.388426	to	$29.388426	$116,382	1.25%	to	1.25%	1.04%	to	1.04%	19.20%	to	19.20%
2016	4,832	$24.654938	to	$24.654938	$119,131	1.25%	to	1.25%	1.32%	to	1.32%	5.06%	to	5.06%
2015	5,169	$23.468367	to	$23.468367	$121,312	1.25%	to	1.25%	1.78%	to	1.78%	(1.77)%	to	(1.77)%
2014	3,396	$23.890078	to	$23.890078	$81,142	1.25%	to	1.25%	1.31%	to	1.31%	3.44%	to	3.44%
2013	4,096	$23.095101	to	$23.095101	$94,599	1.25%	to	1.25%	2.72%	to	2.72%	19.90%	to	19.90%
Fidelity® VIP Freedom 2015 Portfolio
2017	6,747	$22.817730	to	$22.817730	$153,942	1.25%	to	1.25%	0.98%	to	0.98%	13.38%	to	13.38%
2016	9,635	$20.125426	to	$20.125426	$193,913	1.25%	to	1.25%	0.71%	to	0.71%	4.27%	to	4.27%
2015	24,340	$19.301406	to	$19.301406	$469,796	1.25%	to	1.25%	1.40%	to	1.40%	(1.74)%	to	(1.74)%
2014	29,894	$19.643671	to	$19.643671	$587,229	1.25%	to	1.25%	1.43%	to	1.43%	3.16%	to	3.16%
2013	29,804	$19.042459	to	$19.042459	$567,535	1.25%	to	1.25%	1.79%	to	1.79%	12.69%	to	12.69%
Fidelity® VIP Freedom 2025 Portfolio
2017	16,154	$27.312614	to	$27.312614	$441,213	1.25%	to	1.25%	1.03%	to	1.03%	16.11%	to	16.11%
2016	29,384	$23.522789	to	$23.522789	$691,196	1.25%	to	1.25%	1.33%	to	1.33%	4.67%	to	4.67%
2015	27,129	$22.473081	to	$22.473081	$609,665	1.25%	to	1.25%	1.62%	to	1.62%	(1.74)%	to	(1.74)%
2014	26,666	$22.871218	to	$22.871218	$609,889	1.25%	to	1.25%	2.52%	to	2.52%	3.55%	to	3.55%
2013	8,932	$22.086978	to	$22.086978	$197,289	1.25%	to	1.25%	1.57%	to	1.57%	18.23%	to	18.23%
Fidelity® VIP Freedom Income Portfolio
2017	824	$15.298165	to	$15.298165	$12,610	1.25%	to	1.25%	1.33%	to	1.33%	7.02%	to	7.02%
2016	825	$14.295238	to	$14.295238	$11,801	1.25%	to	1.25%	1.27%	to	1.27%	2.88%	to	2.88%
2015	747	$13.894892	to	$13.894892	$10,386	1.25%	to	1.25%	1.77%	to	1.77%	(1.80)%	to	(1.80)%
2014	565	$14.150294	to	$14.150294	$8,001	1.25%	to	1.25%	0.66%	to	0.66%	2.25%	to	2.25%
2013	1,784	$13.838653	to	$13.838653	$24,694	1.25%	to	1.25%	1.27%	to	1.27%	3.90%	to	3.90%
Fidelity® VIP FundsManager 20% Portfolio
2017	707	$14.511105	to	$14.511105	$10,254	1.25%	to	1.25%	1.16%	to	1.16%	5.86%	to	5.86%

2016	707	$13.707900	to	$13.707900	$9,691	1.25%	to	1.25%	1.18%	to	1.18%	1.39%	to	1.39%
2015	707	$13.519602	to	$13.519602	$9,563	1.25%	to	1.25%	1.04%	to	1.04%	(1.41)%	to	(1.41)%
2014	708	$13.712755	to	$13.712755	$9,705	1.25%	to	1.25%	1.13%	to	1.13%	2.69%	to	2.69%
2013	708	$13.353623	to	$13.353623	$9,456	1.25%	to	1.25%	0.69%	to	0.69%	4.15%	to	4.15%
Fidelity® VIP FundsManager 70% Portfolio
2017	998	$25.700214	to	$25.700214	$25,647	1.25%	to	1.25%	0.79%	to	0.79%	17.46%	to	17.46%
2016	999	$21.879400	to	$21.879400	$21,851	1.25%	to	1.25%	0.95%	to	0.95%	3.56%	to	3.56%
2015	1,053	$21.127095	to	$21.127095	$22,240	1.25%	to	1.25%	0.86%	to	0.86%	(0.96)%	to	(0.96)%
2014	932	$21.331569	to	$21.331569	$19,892	1.25%	to	1.25%	1.02%	to	1.02%	3.80%	to	3.80%
2013	922	$20.551088	to	$20.551088	$18,955	1.25%	to	1.25%	1.14%	to	1.14%	20.03%	to	20.03%
Fidelity® VIP FundsManager 85% Portfolio
2017	27	$29.839753	to	$29.839753	$804	1.25%	to	1.25%	0.02%	to	0.02%	21.38%	to	21.38%
2016	1,349	$24.584420	to	$24.584420	$33,153	1.25%	to	1.25%	0.83%	to	0.83%	4.17%	to	4.17%
2015	1,277	$23.600876	to	$23.600876	$30,148	1.25%	to	1.25%	1.30%	to	1.30%	(0.90)%	to	(0.90)%
2014	1,224	$23.815401	to	$23.815401	$29,154	1.25%	to	1.25%	2.64%	to	2.64%	3.77%	to	3.77%
2013	51	$22.950151	to	$22.950151	$1,176	1.25%	to	1.25%	0.86%	to	0.86%	25.96%	to	25.96%
Franklin Income VIP Fund
2017	54,801	$17.535779	to	$17.535779	$960,986	1.25%	to	1.25%	4.14%	to	4.14%	8.31%	to	8.31%
2016	58,083	$16.189694	to	$16.189694	$940,341	1.25%	to	1.25%	4.76%	to	4.76%	12.61%	to	12.61%
2015	97,210	$14.376681	to	$14.376681	$1,397,552	1.25%	to	1.25%	4.73%	to	4.73%	(8.21)%	to	(8.21)%
2014	116,824	$15.662413	to	$15.662413	$1,829,750	1.25%	to	1.25%	4.94%	to	4.94%	3.32%	to	3.32%
2013	138,404	$15.159681	to	$15.159681	$2,098,156	1.25%	to	1.25%	6.69%	to	6.69%	12.53%	to	12.53%
Hartford Balanced HLS Fund
2017	134,161,559	$19.167935	to	$22.422340	$746,161,815	0.15%	to	2.55%	2.39%	to	2.50%	12.68%	to	15.42%
2016	152,573,794	$16.607428	to	$19.898825	$744,204,599	0.15%	to	2.55%	2.77%	to	2.87%	3.37%	to	5.88%
2015	175,724,816	$15.685488	to	$19.250700	$817,302,339	0.15%	to	2.55%	1.89%	to	1.92%	(2.34)%	to	0.03%
2014	205,114,766	$15.681152	to	$19.712918	$956,301,262	0.15%	to	2.55%	1.81%	to	1.83%	7.03%	to	9.63%
2013	247,249,245	$14.304249	to	$18.418724	$1,047,240,329	0.15%	to	2.55%	1.61%	to	1.62%	18.14%	to	21.01%
Hartford Total Return Bond HLS Fund
2017	85,228,338	$11.616320	to	$12.925446	$261,713,697	0.15%	to	2.55%	2.68%	to	2.98%	2.16%	to	5.00%
2016	94,174,073	$11.063055	to	$12.651988	$277,832,323	0.15%	to	2.55%	2.28%	to	2.60%	1.59%	to	4.34%
2015	108,736,467	$10.603134	to	$12.453762	$308,268,283	0.15%	to	2.55%	2.93%	to	2.98%	(3.31)%	to	(0.74)%
2014	128,772,154	$10.681775	to	$12.879894	$370,280,264	0.15%	to	2.55%	2.97%	to	3.27%	3.02%	to	5.73%
2013	156,862,258	$10.103003	to	$12.502215	$422,212,220	0.15%	to	2.55%	3.68%	to	3.88%	(4.13)%	to	(1.51)%
Hartford Capital Appreciation HLS Fund
2017	109,317,148	$28.690568	to	$60.094450	$1,223,732,857	0.15%	to	2.55%	1.08%	to	1.17%	19.07%	to	21.96%
2016	125,591,540	$24.096494	to	$49.275632	$1,148,366,207	0.15%	to	2.55%	1.10%	to	1.17%	2.86%	to	5.36%
2015	146,912,438	$23.425414	to	$46.767179	$1,273,264,469	0.15%	to	2.55%	0.88%	to	0.89%	(1.53)%	to	0.87%
2014	171,294,753	$23.788675	to	$46.365865	$1,467,086,807	0.15%	to	2.55%	0.69%	to	0.87%	4.60%	to	7.15%
2013	206,357,011	$22.741479	to	$43.273468	$1,628,087,321	0.15%	to	2.55%	0.19%	to	0.91%	35.58%	to	38.87%
Hartford Dividend and Growth HLS Fund
2017	109,117,961	$10.287479	to	$26.740946	$571,631,483	0.25%	to	2.55%	1.59%	to	1.68%	15.38%	to	18.06%
2016	125,443,126	$8.713644	to	$23.176621	$561,230,896	0.25%	to	2.55%	2.07%	to	2.18%	11.99%	to	14.60%
2015	144,583,898	$7.603607	to	$20.694545	$570,124,408	0.25%	to	2.55%	1.84%	to	1.92%	(3.65)%	to	(1.40)%
2014	170,572,101	$7.711883	to	$21.477674	$683,220,501	0.25%	to	2.55%	1.88%	to	1.92%	10.12%	to	12.68%
2013	205,934,346	$6.844185	to	$19.504567	$733,690,562	0.25%	to	2.55%	0.38%	to	2.24%	28.60%	to	31.59%
Hartford Healthcare HLS Fund

2017	5,832,156	$7.471546	to	$36.003580	$35,719,892	0.25%	to	2.55%	—%	to	—%	18.89%	to	21.96%
2016	6,631,660	$6.126384	to	$30.282716	$33,720,189	0.25%	to	2.55%	3.32%	to	3.55%	(10.94)%	to	(8.62)%
2015	7,525,871	$6.704291	to	$34.002148	$42,347,973	0.25%	to	2.55%	—%	to	—%	10.13%	to	12.93%
2014	8,717,914	$5.936772	to	$30.873490	$43,932,151	0.25%	to	2.55%	0.04%	to	0.26%	23.80%	to	27.08%
2013	10,269,066	$4.671807	to	$24.937357	$41,176,682	0.25%	to	2.55%	—%	to	0.53%	47.69%	to	51.46%
Hartford Global Growth HLS Fund
2017	26,087,915	$4.648825	to	$28.690482	$86,590,710	0.25%	to	2.55%	0.08%	to	0.41%	29.04%	to	32.39%
2016	28,796,664	$3.511345	to	$22.234462	$71,696,622	0.25%	to	2.55%	0.40%	to	0.68%	(0.85)%	to	1.70%
2015	34,899,664	$3.452731	to	$22.424533	$86,345,470	0.25%	to	2.55%	0.35%	to	0.47%	5.05%	to	7.77%
2014	39,694,766	$3.203830	to	$21.346842	$91,414,841	0.25%	to	2.55%	0.34%	to	0.46%	3.90%	to	6.52%
2013	39,039,397	$3.007662	to	$20.545960	$83,486,826	0.25%	to	2.55%	—%	to	0.77%	32.48%	to	35.95%
Hartford Disciplined Equity HLS Fund
2017	26,972,486	$3.806918	to	$30.707106	$80,839,876	0.25%	to	2.55%	0.67%	to	0.90%	18.85%	to	21.61%
2016	30,909,174	$3.130383	to	$25.418843	$76,530,870	0.25%	to	2.50%	0.63%	to	0.92%	2.89%	to	5.50%
2015	35,503,096	$2.967304	to	$24.706032	$83,817,386	0.25%	to	2.50%	0.48%	to	0.81%	3.96%	to	6.57%
2014	41,670,115	$2.784441	to	$23.764555	$92,593,303	0.25%	to	2.50%	0.50%	to	0.73%	13.01%	to	15.89%
2013	51,126,833	$2.402636	to	$21.029577	$97,256,674	0.25%	to	2.50%	0.75%	to	1.72%	32.13%	to	35.48%
Hartford Growth Opportunities HLS Fund
2017	30,296,727	$4.562078	to	$32.420532	$123,052,033	0.25%	to	2.55%	—%	to	—%	26.87%	to	30.12%
2016	33,692,672	$3.506008	to	$25.555087	$105,755,024	0.25%	to	2.55%	0.15%	to	0.43%	(3.27)%	to	(0.74)%
2015	40,407,856	$3.532119	to	$26.419523	$128,857,837	0.25%	to	2.55%	—%	to	0.13%	8.66%	to	11.46%
2014	44,635,102	$3.169054	to	$24.313439	$127,506,902	0.25%	to	2.55%	0.02%	to	0.17%	10.96%	to	13.86%
2013	33,504,355	$2.783319	to	$22.189472	$84,274,998	0.25%	to	2.55%	—%	to	0.01%	32.33%	to	35.40%
Hartford High Yield HLS Fund
2017	21,076,593	$3.103222	to	$21.672735	$55,759,858	0.25%	to	2.55%	5.89%	to	6.07%	4.61%	to	7.34%
2016	24,291,673	$2.891120	to	$20.717970	$60,059,014	0.25%	to	2.55%	6.01%	to	6.24%	11.12%	to	13.97%
2015	27,624,803	$2.536849	to	$18.644118	$60,315,993	0.25%	to	2.55%	6.38%	to	6.65%	(6.97)%	to	(4.54)%
2014	34,094,848	$2.303596	to	$20.040308	$78,188,552	0.80%	to	2.55%	7.38%	to	7.55%	(0.26)%	to	1.76%
2013	42,335,317	$2.597293	to	$20.093255	$95,403,790	0.25%	to	2.55%	0.79%	to	7.74%	3.50%	to	6.16%
Hartford International Opportunities HLS Fund
2017	62,007,964	$5.330675	to	$19.823880	$182,178,104	0.15%	to	2.55%	1.12%	to	1.43%	21.85%	to	25.06%
2016	70,102,308	$4.262334	to	$16.269214	$164,962,981	0.15%	to	2.55%	1.32%	to	1.67%	(1.60)%	to	1.11%
2015	81,175,591	$4.215734	to	$16.533795	$190,332,104	0.15%	to	2.55%	1.22%	to	1.41%	(0.91)%	to	1.72%
2014	93,429,334	$4.144313	to	$16.685282	$216,937,211	0.15%	to	2.55%	1.96%	to	2.20%	(6.56)%	to	(4.02)%
2013	111,338,122	$4.317809	to	$17.855902	$269,383,602	0.15%	to	2.55%	1.83%	to	2.13%	18.23%	to	21.37%
Hartford Small/Mid Cap Equity HLS Fund
2017	960,644	$21.038858	to	$31.357925	$19,012,730	0.80%	to	2.55%	0.63%	to	0.87%	11.07%	to	13.51%
2016	1,223,462	$18.534168	to	$28.231984	$21,793,212	0.80%	to	2.55%	1.07%	to	1.44%	13.41%	to	15.56%
2015	1,076,921	$16.038953	to	$24.894745	$16,486,385	0.80%	to	2.55%	0.98%	to	1.24%	(7.36)%	to	(5.49)%
2014	1,262,000	$16.971289	to	$26.873052	$20,892,009	0.80%	to	2.55%	1.28%	to	1.59%	2.36%	to	4.39%
2013	1,639,134	$16.258339	to	$26.253881	$25,838,575	0.80%	to	2.55%	—%	to	1.36%	33.63%	to	36.42%
Hartford MidCap HLS Fund
2017	15,773,251	$12.767368	to	$32.600284	$157,473,472	0.25%	to	2.35%	—%	to	—%	21.28%	to	24.16%
2016	17,909,853	$10.283273	to	$26.879188	$145,530,711	0.25%	to	2.35%	0.03%	to	0.19%	9.10%	to	11.70%
2015	20,369,154	$9.206314	to	$24.638323	$149,594,588	0.25%	to	2.35%	0.07%	to	0.08%	(1.02)%	to	1.34%
2014	23,194,199	$9.084240	to	$24.891435	$169,943,855	0.25%	to	2.35%	—%	to	0.10%	8.51%	to	11.09%
2013	26,974,047	$8.177076	to	$22.938841	$179,429,154	0.25%	to	2.35%	0.01%	to	0.13%	36.22%	to	39.47%

Hartford MidCap Value HLS Fund
2017	28,103,417	$4.166958	to	$33.129172	$95,489,502	0.25%	to	2.55%	0.55%	to	0.58%	10.61%	to	13.18%
2016	31,874,837	$3.681587	to	$29.950878	$97,448,120	0.25%	to	2.55%	0.52%	to	0.54%	9.98%	to	12.54%
2015	36,085,126	$3.271411	to	$27.233257	$98,806,734	0.25%	to	2.55%	0.58%	to	0.59%	(3.70)%	to	(1.46)%
2014	41,353,283	$3.319820	to	$28.279521	$116,895,360	0.25%	to	2.55%	0.68%	to	0.68%	5.49%	to	7.95%
2013	48,702,978	$3.075452	to	$26.807485	$128,470,601	0.25%	to	2.55%	0.98%	to	1.24%	31.32%	to	34.37%
Hartford Ultrashort Bond HLS Fund
2017	37,028,386	$4.055110	to	$8.115316	$56,349,684	0.15%	to	2.55%	0.80%	to	0.80%	(1.53)%	to	0.86%
2016	42,071,071	$4.020501	to	$8.241362	$63,819,139	0.15%	to	2.55%	0.46%	to	0.48%	(1.58)%	to	0.82%
2015	48,459,653	$3.987933	to	$8.373392	$73,743,189	0.15%	to	2.55%	0.32%	to	0.32%	(2.39)%	to	(0.02)%
2014	57,715,886	$3.988756	to	$8.578740	$88,126,047	0.15%	to	2.55%	—%	to	—%	(2.42)%	to	(0.05)%
2013	79,151,064	$3.990668	to	$8.791539	$121,294,430	0.15%	to	2.55%	—%	to	—%	(2.52)%	to	(0.15)%
Hartford Small Company HLS Fund
2017	19,879,820	$6.187348	to	$26.667265	$80,801,951	0.25%	to	2.55%	—%	to	—%	22.88%	to	26.05%
2016	21,614,520	$4.908794	to	$21.702692	$70,139,613	0.25%	to	2.55%	—%	to	—%	(0.76)%	to	1.79%
2015	24,879,058	$4.822478	to	$21.868502	$80,140,972	0.25%	to	2.55%	—%	to	—%	(10.76)%	to	(8.44)%
2014	28,308,641	$5.267087	to	$24.504167	$100,026,821	0.25%	to	2.55%	—%	to	—%	4.16%	to	6.80%
2013	34,169,068	$4.931545	to	$23.525408	$112,459,420	0.25%	to	2.55%	—%	to	0.06%	40.35%	to	44.02%
Hartford SmallCap Growth HLS Fund
2017	15,940,723	$4.045682	to	$37.451152	$58,774,068	0.25%	to	2.55%	—%	to	0.04%	16.74%	to	19.77%
2016	18,091,491	$3.377755	to	$32.080435	$56,062,539	0.25%	to	2.55%	—%	to	0.14%	9.25%	to	12.09%
2015	20,793,936	$3.013356	to	$29.363183	$57,663,417	0.25%	to	2.55%	—%	to	0.08%	(3.29)%	to	(0.79)%
2014	25,000,819	$3.037502	to	$30.362382	$70,005,871	0.25%	to	2.55%	—%	to	0.07%	2.92%	to	5.57%
2013	31,837,457	$2.877227	to	$29.882823	$84,357,776	0.25%	to	2.55%	0.37%	to	0.40%	41.23%	to	44.51%
Hartford Stock HLS Fund
2017	67,174,411	$28.727103	to	$38.825688	$484,470,924	0.15%	to	2.55%	1.53%	to	1.83%	16.53%	to	19.67%
2016	77,461,027	$24.651370	to	$32.444608	$464,902,377	0.15%	to	2.55%	1.56%	to	1.86%	4.44%	to	7.25%
2015	88,919,467	$23.602862	to	$30.250241	$494,987,083	0.15%	to	2.55%	1.51%	to	1.85%	(0.10)%	to	2.59%
2014	103,072,077	$23.697685	to	$29.486700	$555,423,299	0.15%	to	2.50%	1.61%	to	1.83%	8.29%	to	11.14%
2013	124,166,831	$21.882569	to	$26.531164	$596,911,162	0.15%	to	2.50%	1.87%	to	1.92%	28.67%	to	32.05%
Hartford U.S. Government Securities HLS Fund
2017	62,581,720	$9.606574	to	$12.089697	$76,408,253	0.15%	to	2.55%	1.87%	to	2.19%	(1.43)%	to	1.17%
2016	71,043,759	$9.746053	to	$11.950244	$86,871,234	0.15%	to	2.55%	1.63%	to	1.97%	(1.28)%	to	1.39%
2015	82,396,563	$9.872641	to	$11.786478	$100,552,894	0.15%	to	2.55%	1.60%	to	1.81%	(1.20)%	to	1.41%
2014	94,801,346	$9.992560	to	$11.622614	$115,577,320	0.15%	to	2.55%	1.61%	to	1.96%	0.01%	to	2.66%
2013	112,401,348	$9.991997	to	$11.321412	$135,461,174	0.15%	to	2.55%	2.05%	to	2.39%	(4.44)%	to	(1.83)%
Hartford Value HLS Fund
2017	30,582,041	$3.085140	to	$25.049487	$76,909,236	0.25%	to	2.55%	1.20%	to	1.81%	12.53%	to	15.15%
2016	34,776,588	$2.679183	to	$22.259303	$76,956,772	0.25%	to	2.55%	1.78%	to	1.83%	10.83%	to	13.41%
2015	40,050,259	$2.362391	to	$20.083965	$78,975,637	0.25%	to	2.55%	1.59%	to	1.59%	(5.52)%	to	(3.32)%
2014	46,607,452	$2.443602	to	$21.257953	$96,239,553	0.25%	to	2.55%	1.53%	to	1.56%	8.56%	to	11.09%
2013	57,518,803	$2.199698	to	$19.581385	$108,099,539	0.25%	to	2.55%	0.37%	to	1.71%	28.62%	to	31.61%
Rational Dividend Capture VA Fund +
2017	2,256,324	$2.213800	to	$20.900389	$5,047,410	1.15%	to	2.35%	2.46%	to	3.21%	(3.87)%	to	(2.71)%
2016	2,556,962	$2.275568	to	$21.655144	$5,966,859	1.15%	to	2.40%	—%	to	4.55%	4.43%	to	5.75%
2015	3,101,282	$2.151928	to	$20.736132	$7,046,108	1.15%	to	2.40%	4.13%	to	4.31%	(5.36)%	to	(4.17)%
2014	4,050,318	$2.245462	to	$21.909730	$9,630,515	1.15%	to	2.40%	3.39%	to	4.32%	7.55%	to	8.90%

2013	3,112,050	$2.061925	to	$20.371930	$7,009,918	1.15%	to	2.40%	2.61%	to	3.10%	17.12%	to	18.59%
Rational Insider Buying VA Fund+
2017	1,227,446	$2.561631	to	$28.124745	$2,948,261	1.15%	to	2.35%	0.56%	to	0.56%	14.79%	to	16.18%
2016	1,445,909	$2.204971	to	$24.402082	$3,004,228	1.15%	to	2.40%	—%	to	0.62%	8.37%	to	9.73%
2015	1,748,465	$2.009360	to	$22.517014	$3,369,024	1.15%	to	2.40%	0.55%	to	0.58%	(9.37)%	to	(8.23)%
2014	2,430,387	$2.189533	to	$24.844951	$5,107,641	1.15%	to	2.40%	0.12%	to	0.31%	(4.39)%	to	(3.18)%
2013	696,720	$2.261524	to	$25.984712	$1,556,758	1.15%	to	2.40%	0.28%	to	0.34%	28.80%	to	30.41%
BlackRock Global Opportunities V.I. Fund
2017	4,705	$1.856121	to	$21.203016	$15,647	1.25%	to	2.20%	0.68%	to	1.66%	22.47%	to	23.64%
2016	5,565	$1.501232	to	$17.312595	$27,521	1.25%	to	2.20%	1.91%	to	2.06%	1.34%	to	2.30%
2015	5,759	$1.467442	to	$17.084505	$30,341	1.25%	to	2.20%	0.92%	to	0.98%	(1.48)%	to	(0.54)%
2014	5,948	$1.475365	to	$17.340787	$33,938	1.25%	to	2.20%	1.02%	to	1.17%	(6.24)%	to	(5.34)%
2013	6,596	$1.558655	to	$18.494662	$48,023	1.25%	to	2.20%	0.37%	to	0.50%	26.95%	to	28.16%
BlackRock Large Cap Focus Growth V.I. Fund+
2017	14,805	$2.154317	to	$2.341175	$34,003	1.25%	to	2.00%	0.04%	to	0.04%	26.99%	to	27.95%
2016	3,626	$1.683737	to	$1.897462	$6,105	1.25%	to	1.80%	—%	to	0.70%	5.96%	to	6.54%
2015	30,329	$1.580319	to	$1.790742	$53,548	1.25%	to	1.80%	0.60%	to	0.61%	0.90%	to	1.45%
2014	30,363	$1.557693	to	$1.774843	$53,094	1.25%	to	1.80%	0.56%	to	0.57%	12.13%	to	12.75%
2013	30,433	$1.381592	to	$1.582869	$47,421	1.25%	to	1.80%	0.31%	to	0.71%	31.53%	to	32.26%
Morgan Stanley VIF U.S. Real Estate Portfolio+
2017	17,056	$16.897622	to	$16.897622	$288,201	1.25%	to	1.25%	1.37%	to	1.37%	1.59%	to	1.59%
2016	26,079	$16.632382	to	$16.632382	$433,755	1.25%	to	1.25%	0.91%	to	0.91%	5.23%	to	5.23%
2015	29,634	$15.806095	to	$15.806095	$468,400	1.25%	to	1.25%	1.18%	to	1.18%	0.66%	to	0.66%
2014	30,630	$15.703049	to	$15.703049	$480,977	1.25%	to	1.25%	1.24%	to	1.24%	27.82%	to	27.82%
2013	36,957	$12.285318	to	$12.285318	$454,029	1.25%	to	1.25%	0.84%	to	0.84%	0.49%	to	0.49%
Invesco V.I. Equity and Income Fund
2017	17,078	$19.573108	to	$19.573108	$334,276	1.25%	to	1.25%	1.46%	to	1.46%	9.41%	to	9.41%
2016	15,775	$17.890107	to	$17.890107	$282,212	1.25%	to	1.25%	1.64%	to	1.64%	13.41%	to	13.41%
2015	16,646	$15.774315	to	$15.774315	$262,579	1.25%	to	1.25%	2.27%	to	2.27%	(3.80)%	to	(3.80)%
2014	30,205	$16.396635	to	$16.396635	$495,265	1.25%	to	1.25%	1.52%	to	1.52%	7.42%	to	7.42%
2013	33,549	$15.264633	to	$15.264633	$512,119	1.25%	to	1.25%	1.44%	to	1.44%	23.34%	to	23.34%
Morgan Stanley VIF Mid Cap Growth Portfolio+
2017	16,736	$19.697356	to	$19.697356	$329,650	1.25%	to	1.25%	—%	to	—%	36.88%	to	36.88%
2016	13,104	$14.390065	to	$14.390065	$188,564	1.25%	to	1.25%	—%	to	—%	(9.97)%	to	(9.97)%
2015	21,141	$15.983940	to	$15.983940	$337,914	1.25%	to	1.25%	—%	to	—%	(7.16)%	to	(7.16)%
2014	29,114	$17.216246	to	$17.216246	$501,232	1.25%	to	1.25%	—%	to	—%	0.58%	to	0.58%
2013	32,539	$17.117780	to	$17.117780	$556,993	1.25%	to	1.25%	0.22%	to	0.22%	35.78%	to	35.78%
Columbia Variable Portfolio - Asset Allocation Fund
2017	984,216	$1.734874	to	$2.008246	$1,925,748	1.25%	to	2.15%	1.59%	to	3.57%	13.16%	to	14.19%
2016	1,242,410	$1.758765	to	$18.667141	$2,135,137	1.25%	to	2.35%	—%	to	2.24%	2.91%	to	4.05%
2015	1,383,041	$1.486726	to	$1.690305	$2,280,515	1.25%	to	2.15%	2.04%	to	2.09%	(1.08)%	to	(0.19)%
2014	1,673,350	$1.503008	to	$1.693505	$2,771,226	1.25%	to	2.15%	1.49%	to	2.45%	7.71%	to	8.68%
2013	1,909,000	$1.395476	to	$1.558248	$2,912,490	1.25%	to	2.15%	2.38%	to	2.43%	15.66%	to	16.70%
Columbia Variable Portfolio - Dividend Opportunity Fund
2017	400,884	$14.882354	to	$16.175860	$6,341,274	1.25%	to	2.50%	—%	to	—%	11.55%	to	12.96%
2016	521,624	$13.340948	to	$14.320460	$7,298,653	1.25%	to	2.50%	—%	to	—%	10.86%	to	12.26%
2015	515,538	$12.033741	to	$12.756826	$6,476,207	1.25%	to	2.50%	—%	to	—%	(5.06)%	to	(3.86)%

2014	599,157	$12.674661	to	$13.269215	$7,856,821	1.25%	to	2.50%	—%	to	—%	7.36%	to	8.71%
2013	776,615	$11.837228	to	$12.206023	$9,382,552	1.25%	to	2.40%	—%	to	—%	23.81%	to	25.24%
Columbia Variable Portfolio - Income Opportunities Fund
2017	355,518	$11.193373	to	$11.825949	$4,134,722	1.25%	to	2.40%	6.18%	to	6.18%	4.03%	to	5.23%
2016	384,474	$10.759574	to	$11.237681	$4,263,388	1.25%	to	2.40%	10.92%	to	10.93%	8.30%	to	9.55%
2015	444,440	$9.934939	to	$10.257794	$4,513,465	1.25%	to	2.40%	9.40%	to	9.43%	(3.34)%	to	(2.23)%
2014	525,710	$10.278689	to	$10.491337	$5,480,357	1.25%	to	2.40%	—%	to	—%	1.55%	to	2.73%
2013	630,751	$10.121603	to	$10.212888	$6,422,465	1.25%	to	2.40%	6.08%	to	6.50%	1.22%	to	2.13%
Columbia Variable Portfolio - Mid Cap Growth Fund
2017	352,255	$15.483776	to	$16.437225	$5,669,034	1.25%	to	2.50%	—%	to	—%	19.95%	to	21.46%
2016	381,134	$12.908423	to	$13.533186	$5,077,505	1.25%	to	2.50%	—%	to	—%	(0.23)%	to	1.02%
2015	479,927	$12.938596	to	$13.396280	$6,346,056	1.25%	to	2.50%	—%	to	—%	3.01%	to	4.30%
2014	514,802	$12.560806	to	$12.843546	$6,563,943	1.25%	to	2.50%	—%	to	—%	4.76%	to	6.08%
2013	655,018	$11.999138	to	$12.107309	$7,903,833	1.25%	to	2.40%	—%	to	—%	19.99%	to	21.07%
Oppenheimer Global Fund/VA
2017	34,543	$19.483909	to	$19.483909	$673,027	1.25%	to	1.25%	0.68%	to	0.68%	34.63%	to	34.63%
2016	38,060	$14.472034	to	$14.472034	$550,805	1.25%	to	1.25%	0.75%	to	0.75%	(1.39)%	to	(1.39)%
2015	46,947	$14.676617	to	$14.676617	$689,022	1.25%	to	1.25%	1.05%	to	1.05%	2.38%	to	2.38%
2014	59,824	$14.334809	to	$14.334809	$857,566	1.25%	to	1.25%	0.84%	to	0.84%	0.79%	to	0.79%
2013	64,174	$14.222748	to	$14.222748	$912,736	1.25%	to	1.25%	1.12%	to	1.12%	25.41%	to	25.41%
Putnam VT Small Cap Value Fund
2017	16,443	$17.204057	to	$17.204057	$282,889	1.25%	to	1.25%	0.72%	to	0.72%	6.54%	to	6.54%
2016	12,784	$16.148696	to	$16.148696	$206,439	1.25%	to	1.25%	1.40%	to	1.40%	25.91%	to	25.91%
2015	20,828	$12.825188	to	$12.825188	$267,119	1.25%	to	1.25%	0.89%	to	0.89%	(5.43)%	to	(5.43)%
2014	24,811	$13.561392	to	$13.561392	$336,469	1.25%	to	1.25%	0.49%	to	0.49%	2.15%	to	2.15%
2013	34,092	$13.276071	to	$13.276071	$452,607	1.25%	to	1.25%	0.77%	to	0.77%	37.87%	to	37.87%
PIMCO VIT Real Return Portfolio
2017	38,027	$14.202958	to	$14.202958	$540,082	1.25%	to	1.25%	2.37%	to	2.37%	2.37%	to	2.37%
2016	40,526	$13.873671	to	$13.873671	$562,223	1.25%	to	1.25%	2.10%	to	2.10%	3.90%	to	3.90%
2015	58,126	$13.353479	to	$13.353479	$776,175	1.25%	to	1.25%	3.98%	to	3.98%	(3.91)%	to	(3.91)%
2014	70,528	$13.897485	to	$13.897485	$980,153	1.25%	to	1.25%	1.43%	to	1.43%	1.82%	to	1.82%
2013	87,365	$13.649217	to	$13.649217	$1,192,462	1.25%	to	1.25%	1.39%	to	1.39%	(10.35)%	to	(10.35)%
Pioneer Fund VCT Portfolio
2017	4,615,552	$1.830428	to	$2.107482	$9,306,504	1.15%	to	2.30%	0.22%	to	0.95%	18.60%	to	19.97%
2016	5,198,298	$1.543383	to	$1.756682	$8,767,790	1.15%	to	2.30%	0.97%	to	1.05%	7.12%	to	8.36%
2015	6,146,814	$1.440746	to	$1.621117	$9,596,668	1.15%	to	2.30%	0.80%	to	0.82%	(2.64)%	to	(1.51)%
2014	7,631,990	$1.479781	to	$1.646007	$12,149,472	1.15%	to	2.30%	0.77%	to	0.92%	8.26%	to	9.51%
2013	9,834,682	$1.366869	to	$1.503025	$14,356,258	1.15%	to	2.30%	1.01%	to	1.03%	29.96%	to	31.46%
Pioneer Mid Cap Value VCT Portfolio
2017	11,160	$18.758748	to	$18.758748	$209,353	1.25%	to	1.25%	0.71%	to	0.71%	11.47%	to	11.47%
2016	9,821	$16.828482	to	$16.828482	$165,275	1.25%	to	1.25%	0.48%	to	0.48%	14.79%	to	14.79%
2015	13,072	$14.660195	to	$14.660195	$191,641	1.25%	to	1.25%	0.55%	to	0.55%	(7.52)%	to	(7.52)%
2014	16,930	$15.851783	to	$15.851783	$268,377	1.25%	to	1.25%	0.66%	to	0.66%	13.37%	to	13.37%
2013	16,317	$13.981972	to	$13.981972	$228,143	1.25%	to	1.25%	0.77%	to	0.77%	31.10%	to	31.10%
Jennison 20/20 Focus Fund
2017	44,253	$2.641306	to	$2.839734	$119,003	1.25%	to	1.80%	—%	to	—%	27.43%	to	28.13%
2016	45,377	$2.072717	to	$2.216224	$95,559	1.25%	to	1.80%	—%	to	—%	(0.58)%	to	(0.03)%

2015	45,395	$2.084739	to	$2.216834	$95,974	1.25%	to	1.80%	—%	to	—%	3.97%	to	4.55%
2014	50,306	$2.005053	to	$2.120395	$101,813	1.25%	to	1.80%	—%	to	—%	4.80%	to	5.38%
2013	71,904	$1.913229	to	$2.012183	$140,340	1.25%	to	1.80%	—%	to	—%	27.05%	to	27.75%
Jennison Fund
2017	438,802	$1.665744	to	$2.166002	$730,606	1.25%	to	1.80%	—%	to	—%	33.70%	to	34.44%
2016	478,893	$1.239017	to	$1.619988	$594,573	1.25%	to	1.80%	—%	to	—%	(3.05)%	to	(2.52)%
2015	488,946	$1.271003	to	$1.670986	$624,304	1.25%	to	1.80%	—%	to	—%	9.05%	to	9.65%
2014	538,670	$1.159140	to	$1.532315	$629,661	1.25%	to	1.80%	—%	to	—%	7.63%	to	8.22%
2013	544,553	$1.071091	to	$1.423730	$590,046	1.25%	to	1.80%	—%	to	—%	34.67%	to	35.41%
Prudential Value Portfolio
2017	81,666	$2.149589	to	$24.957674	$299,489	1.25%	to	2.20%	—%	to	—%	13.97%	to	15.06%
2016	154,524	$1.868257	to	$21.898093	$401,746	1.25%	to	2.20%	—%	to	—%	8.54%	to	9.58%
2015	162,652	$1.704980	to	$20.175000	$390,205	1.25%	to	2.20%	—%	to	—%	(10.54)%	to	(9.68)%
2014	163,418	$1.887733	to	$22.550970	$444,210	1.25%	to	2.20%	—%	to	—%	7.27%	to	8.30%
2013	256,894	$1.602147	to	$1.743090	$426,734	1.25%	to	1.95%	—%	to	—%	29.97%	to	30.88%
Prudential SP International Growth Portfolio
2017	40,832	$1.324971	to	$1.433874	$57,430	1.45%	to	1.95%	—%	to	—%	32.81%	to	33.47%
2016	41,011	$0.997680	to	$1.074306	$43,257	1.45%	to	1.95%	—%	to	—%	(6.01)%	to	(5.54)%
2015	41,194	$1.061506	to	$1.137329	$46,043	1.45%	to	1.95%	—%	to	—%	1.10%	to	1.60%
2014	53,664	$1.049997	to	$1.150396	$59,477	1.25%	to	1.95%	—%	to	—%	(7.93)%	to	(7.29)%
2013	63,185	$1.140465	to	$1.240799	$75,825	1.25%	to	1.95%	—%	to	—%	16.22%	to	17.04%
Royce Small-Cap Portfolio
2017	22,341	$17.827451	to	$17.827451	$398,280	1.25%	to	1.25%	0.86%	to	0.86%	4.07%	to	4.07%
2016	27,582	$17.130030	to	$17.130030	$472,481	1.25%	to	1.25%	1.60%	to	1.60%	19.46%	to	19.46%
2015	37,555	$14.339485	to	$14.339485	$538,526	1.25%	to	1.25%	0.73%	to	0.73%	(12.90)%	to	(12.90)%
2014	42,167	$16.462914	to	$16.462914	$694,187	1.25%	to	1.25%	0.09%	to	0.09%	1.96%	to	1.96%
2013	68,682	$16.146969	to	$16.146969	$1,109,006	1.25%	to	1.25%	1.05%	to	1.05%	33.08%	to	33.08%
Legg Mason ClearBridge Appreciation Fund+
2017	—	$32.357062	to	$32.357062	$—	1.00%	to	1.00%	—%	to	—%	18.32%	to	18.32%
2016	9,561	$27.346154	to	$27.346154	$261,452	1.00%	to	1.00%	1.06%	to	1.06%	7.98%	to	7.98%
2015	9,562	$25.324321	to	$25.324321	$242,146	1.00%	to	1.00%	0.98%	to	0.98%	0.42%	to	0.42%
2014	9,563	$25.217570	to	$25.217570	$241,151	1.00%	to	1.00%	0.91%	to	0.91%	9.63%	to	9.63%
2013	9,564	$23.002067	to	$23.002067	$219,989	1.00%	to	1.00%	1.01%	to	1.01%	28.00%	to	28.00%
Victory Variable Insurance Diversified Stock Fund
2017	18,936	$19.380135	to	$21.043001	$390,759	1.25%	to	1.75%	0.68%	to	0.69%	24.26%	to	24.89%
2016	19,515	$15.596010	to	$16.849822	$321,976	1.25%	to	1.75%	0.99%	to	1.00%	2.09%	to	2.60%
2015	23,417	$15.276305	to	$16.422075	$376,171	1.25%	to	1.75%	0.56%	to	0.57%	(4.80)%	to	(4.32)%
2014	29,865	$17.163150	to	$20.372631	$503,663	1.25%	to	2.00%	0.87%	to	0.90%	8.02%	to	8.83%
2013	35,191	$15.770465	to	$18.860398	$542,829	1.25%	to	2.00%	0.62%	to	0.62%	31.28%	to	32.27%
Invesco V.I. Comstock Fund
2017	8,877	$20.277416	to	$20.277416	$180,002	1.25%	to	1.25%	1.89%	to	1.89%	16.12%	to	16.12%
2016	10,415	$17.462616	to	$17.462616	$181,871	1.25%	to	1.25%	1.39%	to	1.39%	15.54%	to	15.54%
2015	10,726	$15.114185	to	$15.114185	$162,106	1.25%	to	1.25%	1.69%	to	1.69%	(7.36)%	to	(7.36)%
2014	14,410	$16.314960	to	$16.314960	$235,099	1.25%	to	1.25%	1.16%	to	1.16%	7.75%	to	7.75%
2013	15,737	$15.142159	to	$15.142159	$238,299	1.25%	to	1.25%	1.54%	to	1.54%	33.97%	to	33.97%
Invesco V.I. American Franchise Fund
2017	50,640	$18.083761	to	$19.282239	$967,728	1.25%	to	2.35%	0.08%	to	0.08%	24.39%	to	25.76%

2016	57,622	$14.538366	to	$15.332492	$877,298	1.25%	to	2.35%	—%	to	—%	(0.11)%	to	1.00%
2015	108,052	$14.554192	to	$15.181179	$1,610,154	1.25%	to	2.35%	—%	to	—%	2.57%	to	3.70%
2014	82,994	$14.270517	to	$14.639201	$1,210,863	1.25%	to	2.15%	0.04%	to	0.04%	6.13%	to	7.09%
2013	99,800	$13.445810	to	$13.669622	$1,361,018	1.25%	to	2.15%	0.44%	to	0.45%	37.16%	to	38.40%
Wells Fargo VT Index Asset Allocation Fund
2017	7,616	$2.166862	to	$2.166862	$16,502	1.90%	to	1.90%	0.75%	to	0.75%	10.14%	to	10.14%
2016	7,616	$1.967436	to	$1.967436	$14,984	1.90%	to	1.90%	0.89%	to	0.89%	5.64%	to	5.64%
2015	7,616	$1.862327	to	$1.862327	$14,183	1.90%	to	1.90%	1.03%	to	1.03%	(0.66)%	to	(0.66)%
2014	7,287	$1.874650	to	$1.874650	$13,660	1.90%	to	1.90%	1.53%	to	1.53%	15.84%	to	15.84%
2013	7,287	$1.618343	to	$1.618343	$11,792	1.90%	to	1.90%	1.65%	to	1.65%	17.38%	to	17.38%
Wells Fargo VT International Equity Fund
2017	2,419,576	$2.403293	to	$17.396198	$4,495,564	1.15%	to	2.45%	3.00%	to	3.55%	21.84%	to	23.43%
2016	2,859,520	$1.947089	to	$14.278233	$4,274,082	1.15%	to	2.45%	3.26%	to	3.48%	0.75%	to	2.07%
2015	3,639,028	$1.907551	to	$14.171400	$5,311,132	1.15%	to	2.45%	3.88%	to	4.10%	(0.18)%	to	1.13%
2014	4,181,779	$1.886318	to	$14.197051	$5,996,920	1.15%	to	2.45%	2.74%	to	2.99%	(7.59)%	to	(6.38)%
2013	4,979,196	$2.014936	to	$15.363555	$7,651,102	1.15%	to	2.45%	2.44%	to	2.48%	17.04%	to	18.57%
Wells Fargo VT Small Cap Growth Fund
2017	87,713	$21.706710	to	$24.003438	$2,040,029	1.15%	to	2.50%	—%	to	—%	23.03%	to	24.70%
2016	117,041	$17.643851	to	$19.249420	$2,200,084	1.15%	to	2.50%	—%	to	—%	5.43%	to	6.87%
2015	144,856	$16.734373	to	$18.012433	$2,559,120	1.15%	to	2.50%	—%	to	—%	(5.04)%	to	(3.75)%
2014	180,041	$17.622403	to	$18.713842	$3,210,246	1.15%	to	2.50%	—%	to	—%	(4.10)%	to	(2.80)%
2013	223,149	$18.376160	to	$19.252544	$4,121,870	1.15%	to	2.50%	—%	to	—%	46.84%	to	48.84%
Wells Fargo VT Opportunity Fund
2017	123,070	$19.919349	to	$21.699269	$2,625,386	1.15%	to	2.50%	0.92%	to	1.01%	17.75%	to	19.34%
2016	162,640	$16.917220	to	$18.181991	$2,920,438	1.15%	to	2.50%	2.22%	to	2.32%	9.74%	to	11.23%
2015	246,721	$15.415377	to	$16.345729	$3,996,962	1.15%	to	2.50%	0.35%	to	0.40%	(5.25)%	to	(3.96)%
2014	282,511	$16.269011	to	$17.019429	$4,771,819	1.15%	to	2.50%	0.29%	to	0.44%	7.97%	to	9.44%
2013	323,860	$15.068193	to	$15.551922	$5,005,193	1.15%	to	2.50%	0.44%	to	0.53%	27.76%	to	29.50%
HIMCO VIT Index Fund
2017	23,005,300	$14.930392	to	$27.719333	$164,721,702	0.15%	to	2.50%	1.78%	to	1.79%	18.14%	to	21.26%
2016	25,134,047	$12.312718	to	$23.463163	$150,131,302	0.15%	to	2.50%	2.11%	to	2.22%	8.59%	to	11.42%
2015	28,574,730	$11.050342	to	$21.607364	$152,141,264	0.15%	to	2.50%	0.34%	to	0.35%	(1.67)%	to	0.91%
2014	32,745,183	$10.950530	to	$21.973575	$176,285,902	0.15%	to	2.50%	—%	to	—%	4.09%	to	13.16%
Columbia Variable Portfolio - Large Cap Growth Fund
2017	1,651,942	$13.128873	to	$13.424362	$22,120,050	1.25%	to	2.50%	—%	to	—%	24.97%	to	26.54%
2016	1,819,402	$10.505251	to	$10.608394	$19,281,130	1.25%	to	2.50%	—%	to	—%	5.05%	to	6.08%
Columbia Variable Portfolio - Select International Equity Fund
2017	484,718	$12.116359	to	$12.389197	$5,972,311	1.25%	to	2.50%	1.86%	to	1.87%	24.04%	to	25.60%
2016	526,103	$9.767869	to	$9.863879	$5,178,019	1.25%	to	2.50%	1.09%	to	1.10%	(2.32)%	to	(1.36)%
Variable Portfolio - Loomis Sayles Growth Fund
2017	862,628	$13.717542	to	$14.026232	$12,060,121	1.25%	to	2.50%	—%	to	—%	29.75%	to	31.38%
2016	984,696	$10.572329	to	$10.676129	$10,499,958	1.25%	to	2.50%	—%	to	—%	5.72%	to	6.76%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2017 through the date of issuance noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of

Hartford Life Insurance Company

Hartford, Connecticut

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the “Company”) as of December 31, 2017 and 2016, the related consolidated statements of operations, comprehensive income, shareholders’ equity, and cash flows, for each of the three years in the period ended December 31, 2017, and the related notes and the consolidated financial statement schedules listed in the Index at Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2017 and 2016, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2017, in conformity with the accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Hartford, Connecticut

March 1, 2018

We have served as the Company’s auditor since 2002.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Operations

	For the years ended December 31,
(In millions)	2017	2016	2015
Revenues
Fee income and other	$906	$969	$1,097
Earned premiums	105	203	92
Net investment income	1,281	1,373	1,456
Net realized capital gains (losses):
Total other-than-temporary impairment (“OTTI”) losses	(16)	(29)	(63)
OTTI losses recognized in other comprehensive income	2	1	2
Net OTTI losses recognized in earnings	(14)	(28)	(61)
Other net realized capital losses	(46)	(135)	(85)
Total net realized capital losses	(60)	(163)	(146)
Total revenues	2,232	2,382	2,499
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	1,406	1,437	1,402
Amortization of deferred policy acquisition costs (“DAC”)	48	114	69
Insurance operating costs and other expenses	400	472	524
Reinsurance gain on disposition	—	—	(28)
Dividends to policyholders	2	3	2
Total benefits, losses and expenses	1,856	2,026	1,969
Income before income taxes	376	356	530
Income tax expense	422	74	30
Net (loss) income	$(46)	$282	$500

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Comprehensive Income (Loss)

	Year Ended December 31,
(In millions)	2017	2016	2015
Net (loss) income	$(46)	$282	$500
Other comprehensive income (loss):
Change in net unrealized gain on securities	329	154	(615)
Change in net gain on cash-flow hedging instruments	(28)	(25)	(13)
OCI, net of tax	301	129	(628)
Comprehensive income (loss)	$255	$411	$(128)

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Balance Sheets

	As of December 31,
(In millions, except for share data)	2017	2016
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $20,914 and $22,507)	$22,799	$23,819
Fixed maturities, at fair value using the fair value option	32	82
Equity securities, available-for-sale, at fair value (cost of $140 and $142)	154	152
Mortgage loans (net of allowance for loan losses of $0 and $19)	2,872	2,811
Policy loans, at outstanding balance	1,432	1,442
Limited partnerships and other alternative investments	1,001	930
Other investments	213	293
Short-term investments	1,094	1,349
Total investments	29,597	30,878
Cash	537	554
Premiums receivable and agents’ balances, net	15	18
Reinsurance recoverables	20,785	20,725
Deferred policy acquisition costs	405	463
Deferred income taxes, net	556	1,437
Other assets	1,003	606
Separate account assets	115,834	115,665
Total assets	$168,732	$170,346
Liabilities
Reserve for future policy benefits	$14,482	$14,000
Other policyholder funds and benefits payable	29,228	30,588
Other liabilities	2,508	2,272
Separate account liabilities	115,834	115,665
Total liabilities	162,052	162,525
Commitments and Contingencies (Note 10)
Stockholder’s Equity
Common stock—1,000 shares authorized, issued and outstanding, par value $5,690	6	6
Additional paid-in capital	3,539	4,935
Accumulated other comprehensive income, net of tax	1,023	722
Retained earnings	2,112	2,158
Total stockholder’s equity	6,680	7,821
Total liabilities and stockholder’s equity	$168,732	$170,346

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Changes in Stockholder’s Equity

	Year Ended December 31,
(In millions, except for share data)	2017	2016	2015
Common Stock	$6	$6	$6
Additional Paid-in Capital
Additional Paid-in Capital, beginning of period	4,935	5,687	6,688
Return of capital to parent	(1,396)	(752)	(1,001)
Additional Paid-in Capital, end of period	3,539	4,935	5,687
Retained Earnings
Retained Earnings, beginning of period	2,158	1,876	1,376
Net (loss) income	(46)	282	500
Retained Earnings, end of period	2,112	2,158	1,876
Accumulated Other Comprehensive Income, net of tax
Accumulated Other Comprehensive Income, net of tax, beginning of period	722	593	1,221
Total other comprehensive income	301	129	(628)
Accumulated Other Comprehensive Income, net of tax, end of period	1,023	722	593
Total Stockholder’s Equity	$6,680	$7,821	$8,162

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

Consolidated Statements of Cash Flows

	For the years ended December 31,
(In millions)	2017	2016	2015
Operating Activities
Net (loss) income	$(46)	$282	$500
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Net realized capital losses	60	163	146
Amortization of deferred policy acquisition costs	48	114	69
Additions to deferred policy acquisition costs	(2)	(7)	(7)
Reinsurance gain on disposition	—	—	(28)
Depreciation and amortization (accretion), net	31	9	(14)
Other operating activities, net	143	33	38
Change in assets and liabilities:
Decrease (increase) in reinsurance recoverables	4	117	(14)
(Decrease) increase in accrued and deferred income taxes	(5)	278	(62)
Impact of tax reform on accrued and deferred income taxes	396	—	—
Increase in unpaid losses and loss adjustment expenses, reserve for future policy benefits, and unearned premiums	387	111	276
Net changes in other assets and other liabilities	(219)	(316)	(222)
Net cash provided by operating activities	797	784	682
Investing Activities
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	10,315	10,152	11,465
Fixed maturities, fair value option	50	68	107
Equity securities, available-for-sale	203	321	586
Mortgage loans	396	371	467
Partnerships	113	395	252
Payments for the purchase of:
Fixed maturities and short-term investments, available-for-sale	(8,713)	(8,889)	(11,755)
Fixed maturities, fair value option	—	(29)	(67)
Equity securities, available-for-sale	(199)	(58)	(535)
Mortgage loans	(469)	(263)	(282)
Partnerships	(235)	(151)	(199)
Net payments for derivatives	(283)	(261)	(167)
Net increase (decrease) in policy loans	12	2	(31)
Net additions to property and equipment	(18)	—	—
Net proceeds from (payments for) short-term investments	251	(769)	1,604
Other investing activities, net	43	(25)	1
Net cash provided by investing activities	1,466	864	1,446
Financing Activities
Deposits and other additions to investment and universal life-type contracts	4,549	4,162	4,674
Withdrawals and other deductions from investment and universal life-type contracts	(13,749)	(14,871)	(16,972)
Net transfers from separate accounts related to investment and universal life-type contracts	7,969	9,811	10,987
Net increase in securities loaned or sold under agreements to repurchase	360	268	264
Return of capital to parent	(1,396)	(752)	(1,001)
Net repayments at maturity or settlement of consumer notes	(13)	(17)	(33)
Net cash used for financing activities	(2,280)	(1,399)	(2,081)
Net (decrease) increase in cash	(17)	249	47
Cash — beginning of year	554	305	258
Cash — end of year	$537	$554	$305
Supplemental Disclosure of Cash Flow Information
Income tax received (paid)	57	210	(80)

See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollar amounts in millions, unless otherwise stated)

1. Basis of Presentation and Significant Accounting Policies

Basis of Presentation

Hartford Life Insurance Company (together with its subsidiaries, “HLIC”, “Company”, “we” or “our”) is a provider of insurance and investment products in the United States (“U.S.”) and is a wholly-owned subsidiary of Hartford Life, Inc., a Delaware corporation (“HLI”). The Hartford Financial Services Group, Inc. (“The Hartford”) is the ultimate parent of the Company.

During the year ended December 31, 2017, the Company paid dividends of $1.4 billion to its parent.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America (“U.S. GAAP”), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

Consolidation

The Consolidated Financial Statements include the accounts of HLIC and entities the Company directly or indirectly has a controlling financial interest in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but is not required to consolidate are reported using the equity method. All intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

Use of Estimates

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Sale of Life and Annuity Run-off Business

On December 3, 2017, the Company’s indirect parent, Hartford Holdings, Inc. (“HHI”) entered into a definitive agreement to sell Hartford Life, Inc. (“HLI”), the Company’s direct parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group will form a limited partnership that will acquire HLI, a holding company, and HLI’s life and annuity operating subsidiaries, including the Company.

Future Adoption of New Accounting Standards

Reclassification of Effect of Tax Rate Change from AOCI to Retained Earnings

In February, the FASB issued new accounting guidance for the effect on deferred tax assets and liabilities related to items recorded in accumulated other comprehensive income (“AOCI”) resulting from legislated tax reform enacted on December 22, 2017. The tax reform reduced the federal tax rate applied to the Company’s deferred tax balances from 35% to 21% on enactment.  Under U.S. GAAP the Company recorded the total effect of the change in enacted tax rates on deferred tax balances in the income tax expense component of net income.  The new accounting guidance permits the Company to reclassify $193 out of AOCI and into retained earnings for the “stranded” amount in AOCI that resulted from recording the tax effects of unrealized investment gains at a 35% tax rate because the 14 point reduction in tax rate was recognized in net income instead of other comprehensive income. The Company will adopt the new guidance as of January 1, 2018 and make this $193 reclassification.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedging Activities

The FASB issued updated guidance on hedge accounting. The updates allow hedge accounting for new types of interest rate hedges of financial instruments and simplify documentation requirements to qualify for hedge accounting. In addition, any gain or loss from hedge ineffectiveness will be reported in the same income statement line with the effective hedge results and the hedged transaction. For cash flow hedges, the ineffectiveness will be recognized in earnings only when the hedged transaction affects earnings; otherwise, the ineffectiveness gains or losses will remain in AOCI. Under current accounting, total hedge ineffectiveness is reported separately in realized gains and losses apart from the hedged transaction. The updated guidance is effective January 1, 2019 through a cumulative effect adjustment that will reclassify cumulative ineffectiveness on open cash flow hedges from retained earnings to AOCI. Early adoption is permitted as of the beginning of a year. The Company has not yet determined the timing for adoption or estimated the effect on the Company’s financial statements.

Financial Instruments - Credit Losses

The FASB issued updated guidance for recognition and measurement of credit losses on financial instruments. The new guidance will replace the “incurred loss” approach with an “expected loss” model for recognizing credit losses for instruments carried at other than fair value, which will initially result in the recognition of greater allowances for losses. The allowance will be an estimate of credit losses expected over the life of debt instruments, such as mortgage loans, reinsurance recoverables and receivables. Credit losses on fixed maturities available-for-sale (“AFS”) carried at fair value will continue to be measured like other-than-temporary impairments (“OTTI”); however, the losses will be recognized through an allowance and no longer as an adjustment to the cost basis. Recoveries of OTTI will be recognized as reversals of valuation allowances and no longer accreted as investment income through an adjustment to the investment yield. The allowance on fixed maturities AFS cannot cause the net carrying value to be below fair value and, therefore, it is possible that future increases in fair value due to decreases in market interest rates could cause the reversal of a valuation allowance and increase net income. The new guidance also requires purchased financial assets with a more-than-insignificant amount of credit deterioration since original issuance to be recorded based on contractual amounts due and an initial allowance recorded at the date of purchase. The guidance is effective January 1, 2020 through a cumulative-effect adjustment to retained earnings for the change in the allowance for credit losses for debt instruments carried at other than fair value. No allowance will be recognized at adoption for fixed maturities AFS; rather, their cost basis will be evaluated for an allowance for credit losses prospectively. The Company expects to adopt the updated guidance January 1, 2020, as required, although earlier adoption is permitted as of January 1, 2019. The Company has not yet determined the effect on the Company’s consolidated financial statements and the ultimate impact of the adoption will depend on the composition of the debt instruments and market conditions at the adoption date. Significant implementation matters yet to be addressed include estimating lifetime expected losses on debt instruments carried at other than fair value, determining the impact of valuation allowances on net investment income from fixed maturities AFS, updating our investment accounting system functionality to maintain adjustable valuation allowance on fixed maturities, AFS, subject to a fair value floor, and developing a detailed implementation plan.

Financial Instruments - Recognition and Measurement

The FASB issued updated guidance for the recognition and measurement of financial instruments. The new guidance will require investments in equity securities to be measured at fair value with any changes in valuation reported in net income except for investments that are consolidated or are accounted for under the equity method of accounting. The new guidance will also require a deferred tax asset resulting from net unrealized losses on available-for-sale fixed maturities that are recognized in AOCI to be evaluated for recoverability in combination with the Company’s other deferred tax assets. Under existing guidance, the Company measures investments in equity securities, AFS, at fair value with changes in fair value reported in other comprehensive income. As required, the Company will adopt the guidance effective January 1, 2018 through a cumulative effect adjustment to retained earnings. Early adoption is not allowed. The impact to the Company will be increased volatility in net income beginning in 2018. Any difference in the evaluation of deferred tax assets may also affect stockholder’s equity. Cash flows will not be affected. The impact will depend on the composition of the Company’s investment portfolio in the future and changes in fair value of the Company’s investments. As of January 1, 2018, the Company will reclassify from AOCI to retained earnings net unrealized gains of $11 related to equity securities, AFS having a fair value of $154. Had the new accounting guidance been in place since the beginning of 2017, the Company would have recognized mark-to-market gains of $3 after-tax in net income for the year ended December 31, 2017.

Revenue Recognition

The FASB issued updated guidance for recognizing revenue. The guidance excludes insurance contracts and financial instruments. Revenue is to be recognized when, or as, goods or services are transferred to customers in an amount that reflects the consideration that an entity is expected to receive in exchange for those goods or services, and this accounting guidance is similar to current accounting for many transactions. The Company will adopt the guidance on January 1, 2018, as required, and the adoption will have no effect on the Company’s financial position, results of operations or cash flows.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Significant Accounting Policies

The Company’s significant accounting policies are as follows:

Segment Information

The Company has no reportable segments and is comprised of the run-off operations of annuity, institutional and private-placement life insurance businesses. The Company’s determination that it has no reportable segments is based on the fact that the Company’s chief operating decision maker reviews the Company’s financial performance at a consolidated level.

Revenue Recognition

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for variable annuity and other universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders’ account balances and are recognized in the period in which services are provided. For the Company’s traditional life products, premiums are recognized as revenue when due from policyholders.

Income Taxes

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of temporary differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse. A deferred tax provision is recorded for the tax effects of differences between the Company’s current taxable income and its income before tax under generally accepted accounting principles in the Consolidated Statements of Operations. For deferred tax assets, the Company records a valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized.

The Company is included in The Hartford’s consolidated U.S. Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the “parent down” approach. Under this approach, the Company’s deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

Investments

Overview

The Company’s investments in fixed maturities include bonds, structured securities, redeemable preferred stock and commercial paper. Most of these investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as available-for-sale (“AFS”) and are carried at fair value. The after-tax difference between fair value and cost or amortized cost is reflected in stockholders’ equity as a component of AOCI, after adjustments for the effect of deducting certain life and annuity deferred policy acquisition costs and reserve adjustments. Effective January 1, 2018, equity securities will be measured at fair value with any changes in valuation reported in net income. For further information, see Financial Instruments - Recognition and Measurement discussion above. Fixed maturities for which the Company elected the fair value option are classified as FVO, generally certain securities that contain embedded credit derivatives, and are carried at fair value with changes in value recorded in realized capital gains and losses. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value and are primarily accounted for under the equity method with the Company’s share of earnings included in net investment income. Recognition of income related to limited partnerships and other alternative investments is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds on a one-month delay. Accordingly, income for the years ended December 31, 2017, 2016, and 2015 may not include the full impact of current year changes in valuation of the underlying assets and liabilities of the funds, which are generally obtained from the limited partnerships and other alternative investments’ general partners. Other investments primarily consist of derivative instruments which are carried at fair value.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Net Realized Capital Gains and Losses

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Net realized capital gains and losses also result from fair value changes in fixed maturities and equity securities FVO, and derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, as well as ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of certain fair-value hedging instruments and their associated hedged item. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company’s impairment and mortgage loan valuation allowance policies as discussed in Note 3 - Investments of Notes to Consolidated Financial Statements. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

Net Investment Income

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future prepayments using the retrospective method; however, if these investments are impaired and for certain other asset-backed securities, any yield adjustments are made using the prospective method. Prepayment fees and make-whole payments on fixed maturities and mortgage loans are recorded in net investment income when earned. For equity securities, dividends are recognized as investment income on the ex-dividend date. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company’s share of earnings; however, for a portion of those investments, the Company used investment fund accounting applied to a wholly-owned fund of funds which was liquidated during 2016. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield, if necessary. The Company’s non-income producing investments were not material for the years ended December 31, 2017, 2016 and 2015.

Derivative Instruments

Overview

The Company utilizes a variety of over-the-counter (“OTC”), transactions cleared through central clearing houses (“OTC-cleared”) and exchange traded derivative instruments as part of its overall risk management strategy as well as to enter into replication transactions. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives:

•                  to hedge risk arising from interest rate, equity market, commodity market, credit spread and issuer default, price or currency exchange rate risk or volatility;

•                  to manage liquidity;

•                  to control transaction costs;

•                  to enter into synthetic replication transactions.

Interest rate and credit default swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, little to no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment determined at inception is made by the purchaser of the contract and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date. The contracts may reference commodities, which grant the purchaser the right to either purchase from or sell to the issuer commodities at a specified price, within a specified period or on a stated date. Option contracts are typically settled in cash.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company’s derivative transactions conducted in insurance company subsidiaries are used in strategies permitted under the derivative use plans required by the State of Connecticut and the State of New York insurance departments.

Accounting and Financial Statement Presentation of Derivative Instruments and Hedging Activities

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value and are reported in Other Investments and Other Liabilities. For balance sheet presentation purposes, the Company has elected to offset the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty or under a master netting agreement, which provides the Company with the legal right of offset.

The Company clears certain interest rate swap and credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid securities, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash as variation margin based on daily market value movements. For information on collateral, see the derivative collateral arrangements section in Note 4 - Derivative Instruments of Notes to Consolidated Financial Statements. In addition, OTC-cleared transactions include price alignment amounts either received or paid on the variation margin, which are reflected in realized capital gains and losses or, if characterized as interest, in net investment income.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability (“fair value” hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability (“cash flow” hedge), (3) a hedge of a net investment in a foreign operation (“net investment” hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges - Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings as net realized capital gains and losses with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense (“periodic derivative net coupon settlements”) are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges - Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the Consolidated Statements of Operations in which the cash flows of the hedged item are recorded. Cash flows from cash flow hedges are presented in the same category as the cash flows from the items being hedged in the Consolidated Statement of Cash Flows.

Other Investment and/or Risk Management Activities - The Company’s other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Hedge Documentation and Effectiveness Testing

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge’s inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values, cash flows or net investment in foreign operations of hedged items. Hedge effectiveness is assessed primarily using quantitative methods as well as using qualitative methods. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the “Change in Variable Cash Flows Method”, the “Change in Fair Value Method”, the “Hypothetical Derivative Method”, or the “Dollar Offset Method”.

Discontinuance of Hedge Accounting

The Company discontinues hedge accounting prospectively when (1) it is determined that the qualifying criteria are no longer met; (2) the derivative is no longer designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings. Changes in the fair value of the hedged item attributable to the hedged risk is no longer adjusted through current period earnings and the existing basis adjustment is amortized to earnings over the remaining life of the hedged item through the applicable earnings component associated with the hedged item.

When cash flow hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

In other situations in which hedge accounting is discontinued, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the hedged item.

Embedded Derivatives

The Company purchases investments and has previously issued financial products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

Credit Risk

Credit risk is defined as the risk of financial loss due to uncertainty of an obligor’s or counterparty’s ability or willingness to meet its obligations in accordance with agreed upon terms. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. The Company generally requires that OTC derivative contracts, other than certain forward contracts, be governed by International Swaps and Derivatives Association (“ISDA”) agreements which are structured by legal entity and by counterparty, and permit right of offset. Some agreements require daily collateral settlement based upon agreed upon thresholds. For purposes of daily derivative collateral maintenance, credit exposures are generally quantified based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of the derivatives exceed the contractual thresholds. For the Company’s domestic derivative programs, the maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared derivatives are governed by clearing house rules. Transactions cleared through a central clearing house reduce risk due to their ability to require daily variation margin and act as an independent valuation source. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations.

Cash

Cash represents cash on hand and demand deposits with banks or other financial institutions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e., risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of any necessary allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company.

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (“DAC”) represent costs that are directly related to the acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. Such costs primarily include commissions, premium taxes, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully issued contracts.

For universal life-type contracts (including variable annuities), the DAC asset is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits (“EGPs”). The Company also uses the present value EGPs to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, life-contingent guaranteed minimum withdrawal and universal life insurance secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most life insurance product contracts, including variable annuities, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that time frame are immaterial. Contracts sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder’s account balance; full and partial surrender rates; interest credited; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean (“RTM”) separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company’s DAC model is adjusted to reflect actual fund performance at the end of each quarter. Through a consideration of recent market returns, the Company will unlock (“Unlock”), or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps. This Unlock for future separate account returns is determined each quarter.

In the fourth quarter of 2017, the Company completed a comprehensive policyholder behavior assumption study which resulted in a non-market related after-tax charge and incorporated the results of that study into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and will revise its policyholder assumptions if credible emerging data indicates that changes are warranted. The Company will continue to evaluate its assumptions related to policyholder behavior as initiatives to reduce the size of the variable annuity business are implemented by management. Upon completion of an annual assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC models, as well as, EGPs used in the death and other insurance benefit reserving models.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock revises EGPs to reflect the Company’s current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

Policyholders may exchange contracts or make modifications to existing contracts.  If the new contract or the modification results in a substantially changed replacement contract, the existing DAC is written off through income.  If the new or modified contract is not substantially changed, the existing DAC continues to be amortized and incremental costs are expensed in the period incurred.

Reserve for Future Policy Benefits

Reserve for Future Policy Benefits on Universal Life-type Contracts

Certain contracts classified as universal life-type include death and other insurance benefit features including guaranteed minimum death benefit (“GMDB”) and the life-contingent portion of guaranteed minimum withdrawal benefit (“GMWB”) riders offered with variable annuity contracts, as well as secondary guarantee benefits offered with universal life insurance contracts. Universal life insurance secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. GMDB riders on variable annuities provide a death benefit during the accumulation phase that is generally equal to the greater of (a) the contract value at death or (b) premium payments less any prior withdrawals and may include adjustments that increase the benefit, such as for maximum anniversary value (“MAV”). For the Company’s products with GMWB riders, the withdrawal benefit can exceed the guaranteed remaining balance (“GRB”), which is generally equal to premiums less withdrawals. In addition to recording an account value liability that represents policyholder funds, the Company records a death and other insurance benefit liability for GMDBs, the life-contingent portion of GMWBs and the universal life insurance secondary guarantees. This death and other insurance benefit liability is reported in reserve for future policy benefits in the Company’s Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company’s Consolidated Statements of Operations.

The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder’s expected account value in proportion to the present value of total expected assessments and investment margin. Total expected assessments are the aggregate of all contract charges, including those for administration, mortality, expense, and surrender. The liability is accrued as actual assessments are earned. The expected present value of benefits and assessments are generally derived from a set of stochastic scenarios that have been calibrated to our RTM separate account returns and assumptions including market rates of return, volatility, discount rates, lapse rates and mortality experience. Consistent with the Company’s policy on the Unlock, the Company regularly evaluates estimates used and adjusts the liability, with a related charge or credit to benefits, losses and loss adjustment expenses. For further information on the Unlock, see the Deferred Policy Acquisition Costs accounting policy section within this footnote.

The Company reinsures a portion of its in-force GMDB and all of its universal life insurance secondary guarantees. Net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

Reserve for Future Policy Benefits on Traditional Annuity and Other Contracts

Traditional annuities recorded within the reserve for future policy benefits primarily include life-contingent contracts in the payout phase such as structured settlements and terminal funding agreements. Other contracts within the reserve for policyholder benefits include whole life and guaranteed term life insurance contracts. The reserve for future policy benefits is calculated using standard actuarial methods considering the present value of future benefits and related expenses to be paid less the present value of the portion of future premiums required using assumptions “locked in” at the time the policies were issued, including discount rate, withdrawal, mortality and expense assumptions deemed appropriate at the issue date. Future policy benefits are computed at amounts that, with additions from any estimated premiums to be received and with interest on such reserves compounded annually at assumed rates, are expected to be sufficient to meet the Company’s policy obligations at their maturities or in the event of an insured’s death. While assumptions are locked in upon issuance of new contracts and annuitizations of existing contracts, significant changes in experience or assumptions may require the Company to establish premium deficiency reserves. Premium deficiency reserves, if any, are established based on current assumptions without considering a provision for adverse deviation. Changes in or deviations from the assumptions used can significantly affect the Company’s reserve levels and results from operations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

1. Basis of Presentation and Significant Accounting Policies (continued)

Other Policyholder Funds and Benefits Payable

Other policyholder funds and benefits payable primarily include the non-variable account values associated with variable annuity and other universal life-type contracts, investment contracts, the non-life contingent portion of GMWBs that are accounted for as embedded derivatives at fair value as well as other policyholder account balances associated with our life insurance businesses. Investment contracts are non-life contingent and include institutional and governmental deposits, structured settlements and fixed annuities. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals, payments and assessments through the financial statement date. For discussion of fair value of GMWBs that represent embedded derivatives, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

Separate Account Liabilities

The Company records the variable account value portion of variable annuities, variable life insurance products and institutional and governmental investment contracts within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by change in the related liability. Changes in the value of separate account assets and separate account liabilities are reported in the same line item in the Consolidated Statements of Operations. The Company earns fee income for investment management, certain administrative services and mortality and expense risks.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements

The Company carries certain financial assets and liabilities at estimated fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants. Our fair value framework includes a hierarchy that gives the highest priority to the use of quoted prices in active markets, followed by the use of market observable inputs, followed by the use of unobservable inputs. The fair value hierarchy levels are as follows:

Level 1	Fair values based primarily on unadjusted quoted prices for identical assets, or liabilities, in active markets that the Company has the ability to access at the measurement date.

Level 2	Fair values primarily based on observable inputs, other than quoted prices included in Level 1, or based on prices for similar assets and liabilities.

Level 3

Fair values derived when one or more of the significant inputs are unobservable (including assumptions about risk). With little or no observable market, the determination of fair values uses considerable judgment and represents the Company’s best estimate of an amount that could be realized in a market exchange for the asset or liability. Also included are securities that are traded within illiquid markets and/or priced by independent brokers.

The Company will classify the financial asset or liability by level based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable inputs (e.g., changes in interest rates) and unobservable inputs (e.g., changes in risk assumptions) are used to determine fair values that the Company has classified within Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2017
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
Asset backed securities (“ABS”)	$819	$—	$806	$13
Collateralized debt obligations (“CDOs”)	888	—	815	73
Commercial mortgage-backed securities (“CMBS”)	2,084	—	2,058	26
Corporate	14,038	—	13,595	443
Foreign government/government agencies	407	—	406	1
Municipal	1,266	—	1,228	38
Residential mortgage-backed securities (“RMBS”)	1,427	—	735	692
U.S. Treasuries	1,870	284	1,586	—
Total fixed maturities	22,799	284	21,229	1,286
Fixed maturities, FVO	32	—	32	—
Equity securities, trading [1]	12	12	—	—
Equity securities, AFS	154	61	47	46
Derivative assets
Credit derivatives	1	—	1	—
Foreign exchange derivatives	(1)	—	(1)	—
Interest rate derivatives	47	—	47	—
GMWB hedging instruments	69	—	35	34
Macro hedge program	19	—	—	19
Total derivative assets [2]	135	—	82	53
Short-term investments	1,094	807	287	—
Reinsurance recoverable for GMWB	36	—	—	36
Modified coinsurance reinsurance contracts	55	—	55	—
Separate account assets [3]	113,302	73,538	38,677	185
Total assets accounted for at fair value on a recurring basis	$137,619	$74,702	$60,409	$1,606
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(75)	$—	$—	$(75)
Total other policyholder funds and benefits payable	(75)	—	—	(75)
Derivative liabilities
Foreign exchange derivatives	(187)	—	(187)	—
Interest rate derivatives	(403)	—	(374)	(29)
GMWB hedging instruments	(2)	—	(2)	—
Macro hedge program	4	—	—	4
Total derivative liabilities [4]	(588)	—	(563)	(25)
Total liabilities accounted for at fair value on a recurring basis	$(663)	$—	$(563)	$(100)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Assets and (Liabilities) Carried at Fair Value by Hierarchy Level as of December 31, 2016
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets accounted for at fair value on a recurring basis
Fixed maturities, AFS
ABS	$993	$—	$956	$37
CDOs	940	—	680	260
CMBS	2,146	—	2,125	21
Corporate	14,693	—	14,127	566
Foreign government/government agencies	345	—	328	17
Municipal	1,189	—	1,117	72
RMBS	1,760	—	1,049	711
U.S. Treasuries	1,753	230	1,523	—
Total fixed maturities	23,819	230	21,905	1,684
Fixed maturities, FVO	82	—	82	—
Equity securities, trading [1]	11	11	—	—
Equity securities, AFS	152	20	88	44
Derivative assets
Credit derivatives	(1)	—	(1)	—
Foreign exchange derivatives	4	—	4	—
Interest rate derivatives	30	—	30	—
GMWB hedging instruments	74	—	14	60
Macro hedge program	128	—	8	120
Total derivative assets [2]	235	—	55	180
Short-term investments	1,349	637	712	—
Reinsurance recoverable for GMWB	73	—	—	73
Modified coinsurance reinsurance contracts	68	—	68	—
Separate account assets [3]	111,634	71,606	38,856	201
Total assets accounted for at fair value on a recurring basis	$137,423	$72,504	$61,766	$2,182
Liabilities accounted for at fair value on a recurring basis
Other policyholder funds and benefits payable
GMWB embedded derivative	$(241)	$—	$—	$(241)
Equity linked notes	(33)	—	—	(33)
Total other policyholder funds and benefits payable	(274)	—	—	(274)
Derivative liabilities
Credit derivatives	1	—	1	—
Equity derivatives	33	—	33	—
Foreign exchange derivatives	(247)	—	(247)	—
Interest rate derivatives	(434)	—	(404)	(30)
GMWB hedging instruments	20	—	(1)	21
Macro hedge program	50	—	3	47
Total derivative liabilities [4]	(577)	—	(615)	38
Total liabilities accounted for at fair value on a recurring basis	$(851)	$—	$(615)	$(236)

[1]	Included in other investments on the Consolidated Balance Sheets.
[2]

Includes OTC and OTC-cleared derivative instruments in a net positive fair value position after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules, and applicable law. See footnote 4 to this table for derivative liabilities.

[3]

Approximately $2.5 billion and $4.0 billion of investment sales receivable, as of December 31, 2017 and December 31, 2016, respectively, are excluded from this disclosure requirement because they are trade receivables in the ordinary course of business where the carrying amount approximates fair value. Included in the total fair value amount are $0.9 billion and $1.0 billion of investments, as of December 31, 2017 and December 31, 2016, respectively, for which the fair value is estimated using the net asset value per unit as a practical expedient which are excluded from the disclosure requirement to classify amounts in the fair value hierarchy.

[4]

Includes OTC and OTC-cleared derivative instruments in a net negative fair value position (derivative liability) after consideration of the accrued interest and impact of collateral posting requirements which may be imposed by agreements, clearing house rules and applicable law.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fixed Maturities, Equity Securities, Short-term Investments, and Free-standing Derivatives

Valuation Techniques

The Company generally determines fair values using valuation techniques that use prices, rates, and other relevant information evident from market transactions involving identical or similar instruments. Valuation techniques also include, where appropriate, estimates of future cash flows that are converted into a single discounted amount using current market expectations. The Company uses a “waterfall” approach comprised of the following pricing sources and techniques, which are listed in priority order:

•                  Quoted prices, unadjusted, for identical assets or liabilities in active markets, which are classified as Level 1.

•                  Prices from third-party pricing services, which primarily utilize a combination of techniques. These services utilize recently reported trades of identical, similar, or benchmark securities making adjustments for market observable inputs available through the reporting date. If there are no recently reported trades, they may use a discounted cash flow technique to develop a price using expected cash flows based upon the anticipated future performance of the underlying collateral discounted at an estimated market rate. Both techniques develop prices that consider the time value of future cash flows and provide a margin for risk, including liquidity and credit risk. Most prices provided by third-party pricing services are classified as Level 2 because the inputs used in pricing the securities are observable. However, some securities that are less liquid or trade less actively are classified as Level 3. Additionally, certain long-dated securities, including certain municipal securities, foreign government/government agency securities, and bank loans, include benchmark interest rate or credit spread assumptions that are not observable in the marketplace and are thus classified as Level 3.

•                  Internal matrix pricing, which is a valuation process internally developed for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. Internal pricing matrices determine credit spreads that, when combined with risk-free rates, are applied to contractual cash flows to develop a price. The Company develops credit spreads using market based data for public securities adjusted for credit spread differentials between public and private securities, which are obtained from a survey of multiple private placement brokers. The market-based reference credit spread considers the issuer’s financial strength and term to maturity, using an independent public security index and trade information, while the credit spread differential considers the non-public nature of the security. Securities priced using internal matrix pricing are classified as Level 2 because the inputs are observable or can be corroborated with observable data.

•                  Independent broker quotes, which are typically non-binding and use inputs that can be difficult to corroborate with observable market based data. Brokers may use present value techniques using assumptions specific to the security types, or they may use recent transactions of similar securities. Due to the lack of transparency in the process that brokers use to develop prices, valuations that are based on independent broker quotes are classified as Level 3.

The fair value of free-standing derivative instruments are determined primarily using a discounted cash flow model or option model technique and incorporate counterparty credit risk. In some cases, quoted market prices for exchange-traded and OTC-cleared derivatives may be used and in other cases independent broker quotes may be used. The pricing valuation models primarily use inputs that are observable in the market or can be corroborated by observable market data. The valuation of certain derivatives may include significant inputs that are unobservable, such as volatility levels, and reflect the Company’s view of what other market participants would use when pricing such instruments. Unobservable market data is used in the valuation of customized derivatives that are used to hedge certain GMWB variable annuity riders. See the section “GMWB Embedded, Customized, and Reinsurance Derivatives” below for further discussion of the valuation model used to value these customized derivatives.

Valuation Controls

The fair value process for investments is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures, as well as to approve changes to valuation methodologies and pricing sources. Controls and procedures used to assess third-party pricing services are reviewed by the Valuation Committee, including the results of annual due-diligence reviews.

There are also two working groups under the Valuation Committee: a Securities Fair Value Working Group (“Securities Working Group”) and a Derivatives Fair Value Working Group (“Derivatives Working Group”). The working groups, which include various investment, operations, accounting and risk management professionals, meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

The Securities Working Group reviews prices received from third parties to ensure that the prices represent a reasonable estimate of the fair value. The group considers trading volume, new issuance activity, market trends, new regulatory rulings and other factors to determine whether the market activity is significantly different than normal activity in an active market. A dedicated pricing unit follows up with trading and investment sector professionals and challenges prices of third-party pricing services when the estimated assumptions used differ from what the unit believes a market participant would use. If the available evidence indicates that pricing from third-party pricing services or broker quotes is based upon transactions that are stale or not from trades made in an orderly market, the Company places little, if any, weight on the third party service’s transaction price and will estimate fair value using an internal process, such as a pricing matrix.

The Derivatives Working Group reviews the inputs, assumptions and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. A dedicated pricing team works directly with investment sector professionals to investigate the impacts of changes in the market environment on prices or valuations of derivatives. New models and any changes to current models are required to have detailed documentation and are validated to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval.

The Company conducts other monitoring controls around securities and derivatives pricing including, but not limited to, the following:

•                  Review of daily price changes over specific thresholds and new trade comparison to third-party pricing services.

•                  Daily comparison of OTC derivative market valuations to counterparty valuations.

•                  Review of weekly price changes compared to published bond prices of a corporate bond index.

•                  Monthly reviews of price changes over thresholds, stale prices, missing prices, and zero prices.

•                  Monthly validation of prices to a second source for securities in most sectors and for certain derivatives.

In addition, The Hartford’s enterprise-wide Operational Risk Management function, led by the Chief Risk Officer, is responsible for model risk management and provides an independent review of the suitability and reliability of model inputs, as well as an analysis of significant changes to current models.

Valuation Inputs

Quoted prices for identical assets in active markets are considered Level 1 and consist of on-the-run U.S. Treasuries, money market funds, exchange-traded equity securities, open-ended mutual funds, short-term investments, and exchange traded futures and option contracts.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Valuation Inputs Used in Level 2 and 3 Measurements for Securities and Freestanding Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs
Fixed Maturity Investments
Structured securities (includes ABS, CDOs CMBS and RMBS)

• Benchmark yields and spreads
• Monthly payment information
• Collateral performance, which varies by vintage year and includes delinquency rates, loss severity rates and refinancing assumptions
• Credit default swap indices

Other inputs for ABS and RMBS:
• Estimate of future principal prepayments, derived based on the characteristics of the underlying structure
• Prepayment speeds previously experienced at the interest rate levels projected for the collateral

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for less liquid securities or those that trade less actively, including subprime RMBS:
• Estimated cash flows
• Credit spreads, which include illiquidity premium
• Constant prepayment rates
• Constant default rates
• Loss severity

Corporates

• Benchmark yields and spreads
• Reported trades, bids, offers of the same or similar securities
• Issuer spreads and credit default swap curves

Other inputs for investment grade privately placed securities that utilize internal matrix pricing :
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

• Independent broker quotes
• Credit spreads beyond observable curve
• Interest rates beyond observable curve

Other inputs for below investment grade privately placed securities:
• Independent broker quotes
• Credit spreads for public securities of similar quality, maturity, and sector, adjusted for non-public nature

U.S Treasuries, Municipals, and Foreign government/government agencies

• Benchmark yields and spreads
• Issuer credit default swap curves
• Political events in emerging market economies
• Municipal Securities Rulemaking Board reported trades and material event notices
• Issuer financial statements

• Independent broker quotes • Credit spreads beyond observable curve • Interest rates beyond observable curve
Equity Securities
• Quoted prices in markets that are not active	• For privately traded equity securities, internal discounted cash flow models utilizing earnings multiples or other cash flow assumptions that are not observable
Short Term Investments
• Benchmark yields and spreads • Reported trades, bids, offers • Issuer spreads and credit default swap curves • Material event notices and new issue money market rates	Not applicable
Derivatives
Credit derivatives
• Swap yield curve • Credit default swap curves	Not applicable
Equity derivatives
• Equity index levels • Swap yield curve	• Independent broker quotes • Equity volatility
Foreign exchange derivatives
• Swap yield curve • Currency spot and forward rates • Cross currency basis curves	Not applicable
Interest rate derivatives
• Swap yield curve	• Independent broker quotes • Interest rate volatility

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Securities

Assets accounted for at fair value on a recurring basis	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Weighted Average [1]	Impact of Increase in Input on Fair Value [2]

As of December 31, 2017
CMBS [3]	$15	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	9bps	1,816bps	457bps	Decrease
Corporate [4]	190	Discounted cash flows	Spread	103bps	1,000bps	355bps	Decrease
Municipal [3]	22	Discounted cash flows	Spread	192bps	250bps	228bps	Decrease
RMBS [3]	692	Discounted cash flows	Spread	24bps	463bps	77bps	Decrease
			Constant prepayment rate	—%	25%	6%	Decrease [5]
			Constant default rate	—%	7%	4%	Decrease
			Loss severity	—%	100%	65%	Decrease
As of December 31, 2016
CMBS [3]	$9	Discounted cash flows	Spread (encompasses prepayment, default risk and loss severity)	10bps	1,273bps	249bps	Decrease
Corporate [4]	265	Discounted cash flows	Spread	122bps	1,021bps	373bps	Decrease
Municipal [3]	56	Discounted cash flows	Spread	135bps	286bps	195bps	Decrease
RMBS [3]	704	Discounted cash flows	Spread	16bps	1,830bps	189bps	Decrease
			Constant prepayment rate	—%	20%	4%	Decrease [5]
			Constant default rate	1%	10%	5%	Decrease
			Loss severity	—%	100%	75%	Decrease

[1]        The weighted average is determined based on the fair value of the securities.

[2]        Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[3]        Excludes securities for which the Company based fair value on broker quotations.

[4]        Excludes securities for which the Company bases fair value on broker quotations; however, included are broker-priced lower-rated private placement securities for which the Company receives spread and yield information to corroborate the fair value.

[5]        Decrease for above market rate coupons and increase for below market rate coupons.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Significant Unobservable Inputs for Level 3 - Freestanding Derivatives

	Fair Value	Predominant Valuation Technique	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]

As of December 31, 2017
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	2%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(26)	Option model	Equity volatility	19%	19%	Increase
Equity options	1	Option model	Equity volatility	27%	30%	Increase
Customized swaps	59	Discounted cash flows	Equity volatility	7%	30%	Increase
Macro hedge program
Equity options [2]	29	Option model	Equity volatility	18%	31%	Increase
As of December 31, 2016
Interest rate derivatives
Interest rate swaps	$(29)	Discounted cash flows	Swap curve beyond 30 years	3%	3%	Decrease
GMWB hedging instruments
Equity variance swaps	(36)	Option model	Equity volatility	20%	23%	Increase
Equity options	17	Option model	Equity volatility	27%	30%	Increase
Customized swaps	100	Discounted cash flows	Equity volatility	12%	30%	Increase
Macro hedge program
Equity options	188	Option model	Equity volatility	17%	28%	Increase

[1]        Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

[2]        Excludes derivatives for which the Company bases fair value on broker quotations.

The tables above exclude the portion of ABS, index options and certain corporate securities for which fair values are predominately based on independent broker quotes. While the Company does not have access to the significant unobservable inputs that independent brokers may use in their pricing process, the Company believes brokers likely use inputs similar to those used by the Company and third-party pricing services to price similar instruments. As such, in their pricing models, brokers likely use estimated loss severity rates, prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities, increases in these inputs would generally cause fair values to decrease. For the year ended December 31, 2017, no significant adjustments were made by the Company to broker prices received.

Transfers between Levels

Transfers of securities among the levels occur at the beginning of the reporting period. The amount of transfers from Level 1 to Level 2 was $773 and $563, for the years ended December 31, 2017 and 2016, respectively, which represented previously on-the-run U.S. Treasury securities that are now off-the-run. For the years ended December 31, 2017 and 2016, there were no transfers from Level 2 to Level 1. See the fair value roll-forward tables for the years ended December 31, 2017 and 2016, for the transfers into and out of Level 3.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

GMWB Embedded, Customized and Reinsurance Derivatives

GMWB Embedded Derivatives

The Company formerly offered certain variable annuity products with GMWB riders that provide the policyholder with a GRB which is generally equal to premiums less withdrawals. If the policyholder’s account value is reduced to a specified level through a combination of market declines and withdrawals but the GRB still has value, the Company is obligated to continue to make annuity payments to the policyholder until the GRB is exhausted. When payments of the GRB are not life-contingent, the GMWB represents an embedded derivative carried at fair value reported in other policyholder funds and benefits payable in the Consolidated Balance Sheets with changes in fair value reported in net realized capital gains and losses.

Free-standing Customized Derivatives

The Company holds free-standing customized derivative contracts to provide protection from certain capital markets risks for the remaining term of specified blocks of non-reinsured GMWB riders. These customized derivatives are based on policyholder behavior assumptions specified at the inception of the derivative contracts. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices. These derivatives are reported in the Consolidated Balance Sheets within other investments or other liabilities, as appropriate, after considering the impact of master netting agreements.

GMWB Reinsurance Derivative

The Company has reinsurance arrangements in place to transfer a portion of its risk of loss due to GMWB. These arrangements are recognized as derivatives carried at fair value and reported in reinsurance recoverables in the Consolidated Balance Sheets. Changes in the fair value of the reinsurance agreements are reported in net realized capital gains and losses.

Valuation Techniques

Fair values for GMWB embedded derivatives, free-standing customized derivatives and reinsurance derivatives are classified as Level 3 in the fair value hierarchy and are calculated using internally developed models that utilize significant unobservable inputs because active, observable markets do not exist for these items. In valuing the GMWB embedded derivative, the Company attributes to the derivative a portion of the expected fees to be collected over the expected life of the contract from the contract holder equal to the present value of future GMWB claims. The excess of fees collected from the contract holder in the current period over the portion of fees attributed to the embedded derivative in the current period are associated with the host variable annuity contract and reported in fee income.

Valuation Controls

Oversight of the Company’s valuation policies and processes for GMWB embedded, reinsurance, and customized derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company’s valuation model as well as associated controls.

Valuation Inputs

The fair value for each of the non-life contingent GMWBs, the free-standing customized derivatives and the GMWB reinsurance derivative is calculated as an aggregation of the following components: Best Estimate Claim Payments; Credit Standing Adjustment; and Margins. The Company believes the aggregation of these components results in an amount that a market participant in an active liquid market would require, if such a market existed, to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. Each component described in the following discussion is unobservable in the marketplace and requires subjectivity by the Company in determining its value.

Best Estimate Claim Payments

The Best Estimate Claim Payments are calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating unobservable inputs including expectations concerning policyholder behavior. These assumptions are input into a stochastic risk neutral scenario process that is used to determine the valuation and involves numerous estimates and subjective judgments regarding a number of variables.

The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. In addition, the Company will continue to evaluate policyholder behavior assumptions should we implement further initiatives to reduce the size of the variable annuity business. At a minimum, all policyholder behavior assumptions are reviewed and updated at least annually as part of the Company’s annual fourth-quarter comprehensive study to refine its estimate of future gross profits. In addition, the Company recognizes non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Credit Standing Adjustment

The credit standing adjustment is an estimate of the additional amount that market participants would require in determining fair value to reflect the risk that GMWB benefit obligations or the GMWB reinsurance recoverables will not be fulfilled. The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability.

Margins

The behavior risk margin adds a margin that market participants would require, in determining fair value, for the risk that the Company’s assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Valuation Inputs Used in Levels 2 and 3 Measurements for GMWB Embedded, Customized and Reinsurance Derivatives

Level 2 Primary Observable Inputs	Level 3 Primary Unobservable Inputs

• Risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates
• Correlations of 10 years of observed historical returns across underlying well-known market indices
• Correlations of historical index returns compared to separate account fund returns
• Equity index levels

• Market implied equity volatility assumptions Assumptions about policyholder behavior, including: • Withdrawal utilization • Withdrawal rates • Lapse rates • Reset elections

Significant Unobservable Inputs for Level 3 GMWB Embedded Customized and Reinsurance Derivatives

	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]

As of December 31, 2017
Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	30%	75%	Increase
Equity Volatility [6]	7%	30%	Increase

As of December 31, 2016
	Unobservable Inputs (Minimum)	Unobservable Inputs (Maximum)	Impact of Increase in Input on Fair Value Measurement [1]

Withdrawal Utilization [2]	15%	100%	Increase
Withdrawal Rates [3]	—%	8%	Increase
Lapse Rates [4]	—%	40%	Decrease
Reset Elections [5]	20%	75%	Increase
Equity Volatility [6]	12%	30%	Increase

[1]        Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

[2]        Range represents assumed cumulative percentages of policyholders taking withdrawals.

[3]        Range represents assumed cumulative annual amount withdrawn by policyholders.

[4]        Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

[5]        Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

[6]        Range represents implied market volatilities for equity indices based on multiple pricing sources.

Separate Account Assets

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. For limited partnerships in which fair value represents the separate account’s share of the NAV, 51%and 39% were subject to significant liquidation restrictions as of December 31, 2017 and December 31, 2016, respectively. Total limited partnerships that do not allow any form of redemption were 21% and 11%, as of December 31, 2017 and December 31, 2016, respectively. Separate account assets classified as Level 3 primarily include long-dated bank loans, subprime RMBS, and commercial mortgage loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Level 3 Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs

The Company uses derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated asset or liability. Therefore, the realized and unrealized gains and losses on derivatives reported in the Level 3 roll-forward may be offset by realized and unrealized gains and losses of the associated assets and liabilities in other line items of the financial statements.

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2017

		Total realized/ unrealized gains (losses)
	Fair value as of January 1, 2017	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2017
Assets
Fixed Maturities, AFS
ABS	$37	$—	$—	$14	$(6)	$—	$6	$(38)	$13
CDOs	260	14	(17)	147	(107)	(19)	—	(205)	73
CMBS	21	—	1	33	(4)	—	—	(25)	26
Corporate	566	(8)	23	111	(7)	(95)	78	(225)	443
Foreign Govt./Govt. Agencies	17	—	1	3	(2)	—	—	(18)	1
Municipal	72	—	4	—	(1)	(5)	—	(32)	38
RMBS	711	—	19	155	(185)	—	—	(8)	692
Total Fixed Maturities, AFS	1,684	6	31	463	(312)	(119)	84	(551)	1,286
Equity Securities, AFS	44	—	(4)	6	—	—	—	—	46
Freestanding Derivatives
Interest rate	(30)	1	—	—	—	—	—	—	(29)
GMWB hedging instruments	81	(47)	—	—	—	—	—	—	34
Macro hedge program	167	10	—	9	—	(163)	—	—	23
Total Freestanding Derivatives [5]	218	(36)	—	9	—	(163)	—	—	28
Reinsurance Recoverable for GMWB	73	(52)	—	—	15	—	—	—	36
Separate Accounts	201	3	6	152	(8)	(53)	11	(127)	185
Total Assets	$2,220	$(79)	$33	$630	$(305)	$(335)	$95	$(678)	$1,581
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(241)	231	—	—	(65)	—	—	—	(75)
Equity Linked Notes	(33)	(4)	—	—	37	—	—	—	—
Total Other Policyholder Funds and Benefits Payable	(274)	227	—	—	(28)	—	—	—	(75)
Total Liabilities	$(274)	$227	$—	$—	$(28)	$—	$—	$—	$(75)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fair Value Roll-forwards for Financial Instruments Classified as Level 3 for the Year Ended December 31, 2016

		Total realized/ unrealized gains (losses)
	Fair value as of January 1, 2016	Included in net income [1] [2] [6]	Included in OCI [3]	Purchases	Settlements	Sales	Transfers into Level 3 [4]	Transfers out of Level 3 [4]	Fair value as of December 31, 2016
Assets
Fixed Maturities, AFS
ABS	$5	$—	$—	$35	$(2)	$(2)	$5	$(4)	$37
CDOs	330	(1)	(14)	62	(117)	—	—	—	260
CMBS	62	—	(2)	43	(13)	(2)	—	(67)	21
Corporate	534	(6)	10	87	(63)	(126)	368	(238)	566
Foreign Govt./Govt. Agencies	17	—	1	8	(4)	(5)	—	—	17
Municipal	49	—	—	16	(1)	—	8	—	72
RMBS	628	(1)	4	268	(154)	(26)	2	(10)	711
Total Fixed Maturities, AFS	1,625	(8)	(1)	519	(354)	(161)	383	(319)	1,684
Fixed Maturities, FVO	2	—	—	1	—	(1)	—	(2)	—
Equity Securities, AFS	38	(1)	6	4	—	(3)	—	—	44
Freestanding Derivatives
Equity	—	(8)	—	8	—	—	—	—	—
Interest rate	(29)	(1)	—	—	—	—	—	—	(30)
GMWB hedging instruments	135	(60)	—	—	—	—	—	6	81
Macro hedge program	147	(38)	—	63	(6)	—	—	1	167
Total Freestanding Derivatives [5]	253	(107)	—	71	(6)	—	—	7	218
Reinsurance Recoverable for GMWB	83	(24)	—	—	14	—	—	—	73
Separate Accounts	139	(1)	(3)	320	(15)	(78)	17	(178)	201
Total Assets	$2,140	$(141)	$2	$915	$(361)	$(243)	$400	$(492)	$2,220
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	(262)	88	—	—	(67)	—	—	—	(241)
Equity Linked Notes	(26)	(7)	—	—	—	—	—	—	(33)
Total Other Policyholder Funds and Benefits Payable	(288)	81	—	—	(67)	—	—	—	(274)
Total Liabilities	$(288)	$81	$—	$—	$(67)	$—	$—	$—	$(274)

[1]         The Company classifies realized and unrealized gains (losses) on GMWB reinsurance derivatives and GMWB embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

[2]         Amounts in these rows are generally reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[3]         All amounts are before income taxes and amortization of DAC.

[4]         Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

[5]         Derivative instruments are reported in this table on a net basis for asset (liability) positions and reported in the Consolidated Balance Sheets in other investments and other liabilities.

[6]   Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Unrealized Gains (Losses) included in Net Income for Financial Instruments Classified as Level 3 Still Held at Year End

	December 31, 2017 [1] [2]	December 31, 2016 [1] [2]
Assets
Fixed Maturities, AFS
CMBS	$—	$(1)
Corporate	(1)	(13)
Total Fixed Maturities, AFS	(1)	(14)
Equity Securities, AFS	—	(1)
Freestanding Derivatives
Interest Rate	1	—
GMWB hedging instruments	(61)	(52)
Macro hedge program	(77)	(33)
Total Freestanding Derivatives	(137)	(85)
Reinsurance Recoverable for GMWB	(52)	(24)
Separate Accounts	1	—
Total Assets	$(189)	$(124)
(Liabilities)
Other Policyholder Funds and Benefits Payable
Guaranteed Withdrawal Benefits	$231	$88
Equity Linked Notes	(4)	(7)
Total Other Policyholder Funds and Benefits Payable	227	81
Total Liabilities	$227	$81

[1]        All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

[2]        Amounts presented are for Level 3 only and therefore may not agree to other disclosures included herein.

Fair Value Option

The Company has elected the fair value option for certain securities that contain embedded credit derivatives with underlying credit risk, related to residential real estate, and these securities are included within Fixed Maturities, FVO on the Consolidated Balance Sheets.

The Company also previously elected the fair value option for certain equity securities in order to align the accounting with total return swap contracts that hedged the risk associated with the investments. The swaps did not qualify for hedge accounting and the change in value of both the equity securities and the total return swaps were recorded in net realized capital gains and losses. These equity securities were classified within equity securities, AFS on the Consolidated Balance Sheets. Income earned from FVO securities was recorded in net investment income and changes in fair value were recorded in net realized capital gains and losses. The Company did not hold any of these equity securities as of December 31, 2017 or December 31, 2016.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Changes in Fair Value of Assets using the Fair Value Option

	For the year ended December 31,
	2017	2016	2015
Assets
Fixed maturities, FVO
CDOs	$—	$—	$1
Corporate	—	—	(3)
Foreign government	—	—	2
RMBS	—	3	—
Total fixed maturities, FVO	$—	$3	$—
Equity, FVO	1	(34)	(12)
Total realized capital gains (losses)	$1	$(31)	$(12)

Fair Value of Assets and Liabilities using the Fair Value Option

	As of December 31,
	2017	2016
Assets
Fixed maturities, FVO
RMBS	$32	$82
Total fixed maturities, FVO	$32	$82

Financial Assets and Liabilities Not Carried at Fair Value

	Fair Value Hierarchy Level	Carrying Amount	Fair Value
	December 31, 2017
Assets
Policy loans	Level 3	$1,432	$1,432
Mortgage loans	Level 3	$2,872	$2,941
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$5,905	$6,095
Consumer notes [2] [3]	Level 3	$8	$8
Assumed investment contracts [3]	Level 3	$342	$361
	December 31, 2016
Assets
Policy loans	Level 3	$1,442	$1,442
Mortgage loans	Level 3	$2,811	$2,843
Liabilities
Other policyholder funds and benefits payable [1]	Level 3	$6,436	$6,626
Consumer notes [2] [3]	Level 3	$20	$20
Assumed investment contracts [3]	Level 3	$487	$526

[1]        Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

[2]        Excludes amounts carried at fair value and included in preceding disclosures.

[3]        Included in other liabilities in the Consolidated Balance Sheets.

Fair values for policy loans were determined using current loan coupon rates, which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the policy loans.

Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

2. Fair Value Measurements (continued)

Fair values for other policyholder funds and benefits payable and assumed investment contracts, not carried at fair value, are estimated based on the cash surrender values of the underlying policies or by estimating future cash flows discounted at current interest rates adjusted for credit risk.

Fair values for consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan durations.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments

Net Investment Income

	For the years ended December 31,
(Before-tax)	2017	2016	2015
Fixed maturities [1]	$995	$1,049	$1,095
Equity securities	9	8	7
Mortgage loans	124	135	152
Policy loans	79	83	82
Limited partnerships and other alternative investments	75	86	97
Other investments [2]	54	64	82
Investment expenses	(55)	(52)	(59)
Total net investment income	$1,281	$1,373	$1,456

[1]        Includes net investment income on short-term investments.

[2]        Includes income from derivatives that hedge fixed maturities and qualify for hedge accounting.

Net Realized Capital Losses

	For the years ended December 31,
(Before-tax)	2017	2016	2015
Gross gains on sales	$226	$211	$239
Gross losses on sales	(58)	(93)	(211)
Net OTTI losses recognized in earnings	(14)	(28)	(61)
Valuation allowances on mortgage loans	2	—	(4)
Results of variable annuity hedge program
GMWB derivatives, net	48	(38)	(87)
Macro hedge program	(260)	(163)	(46)
Total results of variable annuity hedge program	(212)	(201)	(133)
Transactional foreign currency revaluation	(1)	(70)	(4)
Non-qualifying foreign currency derivatives	(5)	57	(16)
Other, net [1]	2	(39)	44
Net realized capital losses	$(60)	$(163)	$(146)

[1]      Includes non-qualifying derivatives, excluding variable annuity hedge program and foreign currency derivatives, of $(13), $(12), and $46, respectively for 2017, 2016 and 2015.

Net realized capital gains and losses from investment sales are reported as a component of revenues and are determined on a specific identification basis. Before tax, net gains and losses on sales and impairments previously reported as unrealized gains or losses in AOCI were $153, $89 and $(27) for the years ended December 31, 2017, 2016 and 2015, respectively.

Sales of AFS Securities

	For the years ended December 31,
	2017	2016	2015
Fixed maturities, AFS
Sale proceeds	$7,979	$7,409	$9,454
Gross gains	211	206	195
Gross losses	(56)	(85)	(161)
Equity securities, AFS
Sale proceeds	$203	$321	$586
Gross gains	13	4	26
Gross losses	(1)	(8)	(26)

Sales of AFS securities in 2017 were primarily a result of duration and liquidity management, as well as tactical changes to the portfolio as a result of changing market conditions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Recognition and Presentation of Other-Than-Temporary Impairments

The Company will record an other-than-temporary impairment (“OTTI”) for fixed maturities and certain equity securities with debt-like characteristics (collectively “debt securities”) if the Company intends to sell or it is more likely than not that the Company will be required to sell the security before a recovery in value. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security.

The Company will also record an OTTI for those debt securities for which the Company does not expect to recover the entire amortized cost basis. For these securities, the excess of the amortized cost basis over its fair value is separated into the portion representing a credit OTTI, which is recorded in net realized capital losses, and the remaining non-credit amount, which is recorded in OCI. The credit OTTI amount is the excess of its amortized cost basis over the Company’s best estimate of discounted expected future cash flows. The non-credit amount is the excess of the best estimate of the discounted expected future cash flows over the fair value. The Company’s best estimate of discounted expected future cash flows becomes the new cost basis and accretes prospectively into net investment income over the estimated remaining life of the security.

The Company’s best estimate of expected future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions regarding the future performance. The Company considers, but is not limited to (a) changes in the financial condition of the issuer and the underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments, (c) credit ratings, (d) payment structure of the security and (e) the extent to which the fair value has been less than the amortized cost of the security.

For non-structured securities, assumptions include, but are not limited to, economic and industry-specific trends and fundamentals, security-specific developments, industry earnings multiples and the issuer’s ability to restructure and execute asset sales.

For structured securities, assumptions include, but are not limited to, various performance indicators such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, loan-to-value (“LTV”) ratios, average cumulative collateral loss rates that vary by vintage year, prepayment speeds, and property value declines. These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value.

The Company will also record an OTTI for equity securities where the decline in the fair value is deemed to be other-than-temporary. A corresponding charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the new cost basis. The Company’s evaluation and assumptions used to determine an equity OTTI include, but is not limited to, (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery. For the remaining equity securities which are determined to be temporarily impaired, the Company asserts its intent and ability to retain those equity securities until the price recovers.

Impairments in Earnings by Type

	For the years ended December 31,
	2017	2016	2015
Intent-to-sell impairments	$—	$4	$24
Credit impairments	14	22	23
Impairments on equity securities	—	2	14
Total impairments	$14	$28	$61

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Cumulative Credit Impairments

	For the years ended December 31,
(Before-tax)	2017	2016	2015
Balance as of beginning of period	$(170)	$(211)	$(296)
Additions for credit impairments recognized on [1]:
Securities not previously impaired	(1)	(9)	(11)
Securities previously impaired	(13)	(13)	(12)
Reductions for credit impairments previously recognized on:
Securities that matured or were sold during the period	82	44	58
Securities the Company made the decision to sell or more likely than not will be required to sell	—	—	1
Securities due to an increase in expected cash flows	14	19	49
Balance as of end of period	$(88)	$(170)	$(211)

[1]        These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

Available-for-Sale Securities

AFS Securities by Type
	December 31, 2017					December 31, 2016
	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [1]	Cost or Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Non- Credit OTTI [1]
ABS	$821	$9	$(11)	$819	$—	$1,011	$9	$(27)	$993	$—
CDOs	886	2	—	888	—	893	49	(2)	940	—
CMBS	2,061	45	(22)	2,084	(1)	2,135	45	(34)	2,146	(1)
Corporate	12,587	1,483	(32)	14,038	—	13,677	1,111	(95)	14,693	—
Foreign govt./govt. agencies	379	30	(2)	407	—	337	18	(10)	345	—
Municipal	1,125	142	(1)	1,266	—	1,098	97	(6)	1,189	—
RMBS	1,388	41	(2)	1,427	—	1,742	34	(16)	1,760	—
U.S. Treasuries	1,667	206	(3)	1,870	—	1,614	153	(14)	1,753	—
Total fixed maturities, AFS	20,914	1,958	(73)	22,799	(1)	22,507	1,516	(204)	23,819	(1)
Equity securities, AFS	140	14	—	154	—	142	12	(2)	152	—
Total AFS securities	$21,054	$1,972	$(73)	$22,953	$(1)	$22,649	$1,528	$(206)	$23,971	$(1)

[1] Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2017 and 2016.

Fixed maturities, AFS, by Contractual Maturity Year

	December 31, 2017		December 31, 2016
Contractual Maturity	Amortized Cost	Fair Value	Amortized Cost	Fair Value
One year or less	$844	$850	$722	$727
Over one year through five years	3,498	3,580	4,184	4,301
Over five years through ten years	3,178	3,321	3,562	3,649
Over ten years	8,238	9,830	8,258	9,303
Subtotal	15,758	17,581	16,726	17,980
Mortgage-backed and asset-backed securities	5,156	5,218	5,781	5,839
Total fixed maturities, AFS	$20,914	$22,799	$22,507	$23,819

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment speeds (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

The Company had no investment exposure to any credit concentration risk of a single issuer greater than 10% of the Company’s stockholder’s equity, other than the U.S. government and certain U.S. government securities as of December 31, 2017 or December 31, 2016. As of December 31, 2017, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were HSBC Holdings PLC, Microsoft Corporation, and National Grid PLC, which each comprised less than 1% of total invested assets. As of December 31, 2016, other than U.S. government and certain U.S. government agencies, the Company’s three largest exposures by issuer were National Grid PLC, HSBC Holdings PLC, and Oracle Corp., which each comprised less than 1% of total invested assets.

The Company’s three largest exposures by sector as of December 31, 2017, were financial services, utilities, and CMBS which comprised approximately 9%, 9% and 7%, respectively, of total invested assets. The Company’s three largest exposures by sector as of December 31, 2016 were financial services, utilities, and consumer non-cyclical which comprised approximately 10%, 9% and 7%, respectively, of total invested assets.

Unrealized Losses on AFS Securities

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2017

	Less Than 12 Months			12 Months or More			Total

	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$158	$157	$(1)	$219	$209	$(10)	$377	$366	$(11)
CDOs	242	242	—	37	37	—	279	279	—
CMBS	524	517	(7)	346	331	(15)	870	848	(22)
Corporate	1,082	1,074	(8)	779	755	(24)	1,861	1,829	(32)
Foreign govt./govt. agencies	60	59	(1)	35	34	(1)	95	93	(2)
Municipal	9	9	—	10	9	(1)	19	18	(1)
RMBS	288	287	(1)	28	27	(1)	316	314	(2)
U.S. Treasuries	382	380	(2)	38	37	(1)	420	417	(3)
Total fixed maturities, AFS	2,745	2,725	(20)	1,492	1,439	(53)	4,237	4,164	(73)
Equity securities, AFS	6	6	—	3	3	—	9	9	—
Total securities in an unrealized loss position	$2,751	$2,731	$(20)	$1,495	$1,442	$(53)	$4,246	$4,173	$(73)

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Unrealized Loss Aging for AFS Securities by Type and Length of Time as of December 31, 2016

	Less Than 12 Months			12 Months or More			Total
	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses	Amortized Cost	Fair Value	Unrealized Losses
ABS	$249	$248	$(1)	$265	$239	$(26)	$514	$487	$(27)
CDOs	325	325	—	210	208	(2)	535	533	(2)
CMBS	1,058	1,030	(28)	139	133	(6)	1,197	1,163	(34)
Corporate	2,535	2,464	(71)	402	378	(24)	2,937	2,842	(95)
Foreign govt./govt. agencies	164	155	(9)	6	5	(1)	170	160	(10)
Municipal	166	160	(6)	—	—	—	166	160	(6)
RMBS	548	535	(13)	198	195	(3)	746	730	(16)
U.S. Treasuries	385	371	(14)	—	—	—	385	371	(14)
Total fixed maturities, AFS	5,430	5,288	(142)	1,220	1,158	(62)	6,650	6,446	(204)
Equity securities, AFS	59	57	(2)	5	5	—	64	62	(2)
Total securities in an unrealized loss position	$5,489	$5,345	$(144)	$1,225	$1,163	$(62)	$6,714	$6,508	$(206)

As of December 31, 2017, AFS securities in an unrealized loss position consisted of 1,254 securities, primarily in the corporate and CMBS sector, which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2017, 93% of these securities were depressed less than 20% of cost or amortized cost. The improvement in unrealized losses during 2017 was primarily attributable to tighter credit spreads.

Most of the securities depressed for twelve months or more primarily relate to student loan ABS, structured securities with exposure to commercial real estate, and corporate securities. Student loan ABS were primarily depressed because the securities have floating-rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. Corporate securities and commercial real estate securities were primarily depressed because current market spreads are wider than spreads at the securities’ respective purchase dates. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined in the preceding discussion.

Mortgage Loans

Mortgage Loan Valuation Allowances

Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. The Company reviews mortgage loans on a quarterly basis to identify potential credit losses. Among other factors, management reviews current and projected macroeconomic trends, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios (“DSCR”). In addition, the Company considers historical, current and projected delinquency rates and property values. Estimates of collectibility require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, cash flow projections may change based upon new information about the borrower’s ability to pay and/or the value of underlying collateral such as changes in projected property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and estimated value. The mortgage loan’s estimated value is most frequently the Company’s share of the fair value of the collateral but may also be the Company’s share of either (a) the present value of the expected future cash flows discounted at the loan’s effective interest rate or (b) the loan’s observable market price. A valuation allowance may be recorded for an individual loan or for a group of loans that have an LTV ratio of 90% or greater, a low DSCR or have other lower credit quality characteristics. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the borrowers continue to make payments under the original or restructured loan terms. The Company stops accruing interest income on loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement. The company resumes accruing interest income when it determines that sufficient collateral exists to satisfy the full amount of the loan principal and interest payments and when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

As of December 31, 2017, commercial mortgage loans had an amortized cost and carrying value of $2.9 billion, with no valuation allowance. As of December 31, 2016, commercial mortgage loans had an amortized cost of $2.8 billion, with a valuation allowance of $19 and a carrying value of $2.8 billion. Amortized cost represents carrying value prior to valuation allowances, if any.

As of December 31, 2017 and 2016, the carrying value of mortgage loans that had a valuation allowance was $0 and $31, respectively. There were no mortgage loans held-for-sale as of December 31, 2017 or December 31, 2016. As of December 31, 2017, the Company had an immaterial amount of mortgage loans that have had extensions or restructurings other than what is allowable under the original terms of the contract.

Valuation Allowance Activity

	For the years ended December 31,
	2017	2016	2015
Balance as of January 1	$(19)	$(19)	$(15)
(Additions)/Reversals	(1)	—	(4)
Deductions	20	—	—
Balance as of December 31	$—	$(19)	$(19)

The weighted-average LTV ratio of the Company’s commercial mortgage loan portfolio was 49% as of December 31, 2017, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan collateral values are updated no less than annually through reviews of the underlying properties. Factors considered in estimating property values include, among other things, actual and expected property cash flows, geographic market data and the ratio of the property’s net operating income to its value. DSCR compares a property’s net operating income to the borrower’s principal and interest payments. The weighted average DSCR of the Company’s commercial mortgage loan portfolio was 2.65x as of December 31, 2017. As of December 31, 2017 the Company held no delinquent commercial mortgages loan past due by 90 days or more. As of December 31, 2016, the Company held one delinquent commercial mortgage loan past due by 90 days or more. The loan had a total carrying value and valuation allowance of $15 and $16, respectively, and was not accruing income. Following the conclusion of the loan’s foreclosure process, the property transferred at its carrying value, net of the valuation allowance, to a real-estate owned investment during 2017. As of December 31, 2017, the real-estate owned investment had a total carrying value of $15.

Commercial Mortgage Loans Credit Quality

	December 31, 2017		December 31, 2016
Loan-to-value	Carrying Value	Avg. Debt-Service Coverage Ratio	Carrying Value	Avg. Debt-Service Coverage Ratio
Greater than 80%	$5	1.26x	$20	0.59x
65% - 80%	125	1.88x	182	2.17x
Less than 65%	2,742	2.69x	2,609	2.61x
Total commercial mortgage loans	$2,872	2.65x	$2,811	2.55x

Mortgage Loans by Region

	December 31, 2017		December 31, 2016

	Carrying Value	Percent of Total	Carrying Value	Percent of Total
East North Central	$62	2.1%	$54	1.9%
East South Central	14	0.5%	14	0.5%
Middle Atlantic	291	10.1%	237	8.4%
New England	92	3.2%	93	3.3%
Pacific	838	29.2%	814	29.0%
South Atlantic	608	21.2%	613	21.8%
West South Central	195	6.8%	128	4.6%
Other [1]	772	26.9%	858	30.5%
Total mortgage loans	$2,872	100%	$2,811	100%

[1]   Primarily represents loans collateralized by multiple properties in various regions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Mortgage Loans by Property Type

	December 31, 2017		December 31, 2016

	Carrying Value	Percent of Total	Carrying Value	Percent of Total
Commercial
Industrial	$743	25.9%	$793	28.2%
Lodging	24	0.8%	25	0.9%
Multifamily	662	23.0%	535	19.0%
Office	685	23.9%	605	21.5%
Retail	557	19.4%	611	21.8%
Other	201	7.0%	242	8.6%
Total mortgage loans	$2,872	100%	$2,811	100%

Variable Interest Entities

The Company is engaged with various special purpose entities and other entities that are deemed to be VIEs primarily as an investor through normal investment activities.

A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest, such as simple majority kick-out rights, or lacks sufficient funds to finance its own activities without financial support provided by other entities. The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company’s assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company’s Condensed Consolidated Financial Statements. As of December 31, 2017 and December 31, 2016 the Company did not hold any VIEs for which it was the primary beneficiary.

Non-Consolidated VIEs

The Company, through normal investment activities, makes passive investments in limited partnerships and other alternative investments. Upon the adoption of the new consolidation guidance discussed above, these investments are now considered VIEs. For these non-consolidated VIEs, the Company has determined it is not the primary beneficiary as it has no ability to direct activities that could significantly affect the economic performance of the investments. The Company’s maximum exposure to loss as of December 31, 2017 and December 31, 2016 is limited to the total carrying value of $900 and $859, respectively, which are included in limited partnerships and other alternative investments in the Company’s Consolidated Balance Sheets. As of December 31, 2017 and December 31, 2016, the Company has outstanding commitments totaling $673 and $497, respectively, whereby the Company is committed to fund these investments and may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. These investments are generally of a passive nature in that the Company does not take an active role in management.

In addition, the Company also makes passive investments in structured securities issued by VIEs for which the Company is not the manager. These investments are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company’s Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company’s investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company’s obligation to absorb losses or right to receive benefits and the Company’s inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company’s maximum exposure to loss on these investments is limited to the amount of the Company’s investment.

Securities Lending, Repurchase Agreements and Other Collateral Transactions

The Company enters into securities financing transactions as a way to earn additional income or manage liquidity, primarily through securities lending and repurchase agreements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Securities Lending

Under a securities lending program, the Company lends certain fixed maturities within the corporate, foreign government/government agencies, and municipal sectors as well as equity securities to qualifying third-party borrowers in return for collateral in the form of cash or securities. For domestic and non-domestic loaned securities, respectively, borrowers provide collateral of 102% and 105% of the fair value of the securities lent at the time of the loan. Borrowers will return the securities to the Company for cash or securities collateral at maturity dates generally of 90 days or less. Security collateral on deposit from counterparties in connection with securities lending transactions may not be sold or re-pledged, except in the event of default by the counterparty, and is not reflected on the Company’s Condensed Consolidated Balance Sheets. Additional collateral is obtained if the fair value of the collateral falls below 100% of the fair value of the loaned securities. The agreements provide the counterparty the right to sell or re-pledge the securities loaned. If cash, rather than securities, is received as collateral, the cash is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Condensed Consolidated Balance Sheets. Income associated with securities lending transactions is reported as a component of net investment income in the Company’s Condensed Consolidated Statements of Operations.

Repurchase Agreements

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. These transactions generally have a contractual maturity of ninety days or less. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect to their obligations in the event of a default. Although the Company has the contractual right to offset claims, the Company’s current positions do not meet the specific conditions for net presentation.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities and is reported as an asset on the Company’s Condensed Consolidated Balance Sheets. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in fixed maturities, AFS with the obligation to repurchase those securities recorded in other liabilities on the Company’s Condensed Consolidated Balance Sheets.

From time to time, the Company enters into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The Company accounts for reverse repurchase agreements as collateralized financing.

Securities Lending and Repurchase Agreements

	December 31, 2017	December 31, 2016
	Fair Value	Fair Value
Securities Lending Transactions:
Gross amount of securities on loan	$674	$435
Gross amount of associated liability for collateral received [1]	$689	$446

Repurchase agreements:
Gross amount of recognized liabilities for repurchase agreements	$202	$118
Gross amount of collateral pledged related to repurchase agreements [2]	$206	$121

[1]        Cash collateral received is reinvested in fixed maturities, AFS and short term investments which are included in the Condensed Consolidated Balance Sheets. Amount includes additional securities collateral received of $1 and $26 million which are excluded from the Company’s Condensed Consolidated Balance Sheets as of December 31, 2017 and December 31, 2016, respectively.

[2]        Collateral pledged is included within fixed maturities, AFS and short term investments in the Company’s Condensed Consolidated Balance Sheets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

3. Investments (continued)

Other Collateral Transactions

The Company is required by law to deposit securities with government agencies in certain states in which it conducts business. As of December 31, 2017 and December 31, 2016, the fair value of securities on deposit was $22 and $21, respectively.

For disclosure of collateral in support of derivative transactions, refer to the Derivative Collateral Arrangements section of Note 4 - Derivative Instruments.

Equity Method Investments

The majority of the Company’s investments in limited partnerships and other alternative investments, including hedge funds, mortgage and real estate funds, and private equity and other funds (collectively, “limited partnerships”), are accounted for under the equity method of accounting. The Company’s maximum exposure to loss as of December 31, 2017 is limited to the total carrying value of $1.0 billion. In addition, the Company has outstanding commitments totaling approximately $683, to fund limited partnership and other alternative investments as of December 31, 2017. The Company’s investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2017, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company’s pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company’s limited partnership investments. This aggregated summarized financial data does not represent the Company’s proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $161.1 billion and $100.6 billion as of December 31, 2017 and 2016, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $46.5 billion and $17.6 billion as of December 31, 2017 and 2016, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $1.8 billion, $0.9 billion and $0.8 billion for the periods ended December 31, 2017, 2016 and 2015, respectively. Aggregate net income of the limited partnerships in which the Company invested totaled $8.1 billion, $7.4 billion, and $5.2 billion for the periods ended December 31, 2017, 2016 and 2015, respectively. As of, and for the period ended, December 31, 2017, the aggregated summarized financial data reflects the latest available financial information.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives

Derivative Instruments

The Company utilizes a variety of OTC, OTC-cleared and exchange traded derivative instruments as a part of its overall risk management strategy as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, commodity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company’s investment policies. The Company also may enter into and has previously issued financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or as embedded derivative instruments, such as certain GMWB riders included with certain variable annuity products.

Strategies that Qualify for Hedge Accounting

Some of the Company’s derivatives satisfy hedge accounting requirements as outlined in Note 1 of these financial statements. Typically, these hedging instruments include interest rate swaps and, to a lesser extent, foreign currency swaps where the terms or expected cash flows of the hedged item closely match the terms of the swap. The interest rate swaps are typically used to manage interest rate duration of certain fixed maturity securities or liability contracts. The hedge strategies by hedge accounting designation include:

Cash Flow Hedges

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives primarily convert interest receipts on floating-rate fixed maturity securities to fixed rates. The Company has also entered into forward starting swap agreements to hedge the interest rate exposure related to the future purchase of fixed-rate securities, primarily to hedge interest rate risk inherent in the assumptions used to price certain product liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

Fair Value Hedges

The Company previously used interest rate swaps to hedge the changes in fair value of fixed maturity securities due to fluctuations in interest rates. These swaps were typically used to manage interest rate duration.

Non-qualifying Strategies

Derivative relationships that do not qualify for hedge accounting (“non-qualifying strategies”) primarily include the hedge program for the Company’s variable annuity products as well as the hedging and replication strategies that utilize credit default swaps. In addition, hedges of interest rate, foreign currency and equity risk of certain fixed maturities, equities and liabilities do not qualify for hedge accounting.

The non-qualifying strategies include:

Credit Contracts

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in the value of fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity or referenced index as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

Interest Rate Swaps, Swaptions, and Futures

The Company uses interest rate swaps, swaptions, and futures to manage interest rate duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of both December 31, 2017 and 2016, the notional amount of interest rate swaps in offsetting relationships was $2.7 billion.

Foreign Currency Swaps and Forwards

The Company enters into foreign currency swaps to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars. The Company also enters into foreign currency forwards to hedge non-U.S. dollar denominated cash and, previously, to hedge equity securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Fixed Payout Annuity Hedge

The Company has obligations for certain yen denominated fixed payout annuities under an assumed reinsurance contract. The Company invests in U.S. dollar denominated assets to support the assumed reinsurance liability. The Company has in place pay U.S. dollar, receive yen swap contracts to hedge the currency and yen interest rate exposure between the U.S. dollar denominated assets and the yen denominated fixed liability reinsurance payments.

Equity Index Swaps and Options

The Company enters into equity index options to hedge the impact of a decline in the equity markets on the investment portfolio. The Company previously entered into total return swaps to hedge equity risk of specific common stock investments which were accounted for using fair value option in order to align the accounting treatment within net realized capital gains (losses). In addition, the Company formerly offered certain equity indexed products that remain in force, a portion of which contained embedded derivatives that require changes in value to be bifurcated from the host contract. The Company uses equity index swaps to economically hedge the equity volatility risk associated with the equity indexed products.

Commodity Contracts

The Company has used put option contracts on oil futures to partially offset potential losses related to certain fixed maturity securities that could be impacted by changes in oil prices. These options were terminated at the end of 2015.

GMWB Derivatives, net

The Company formerly offered certain variable annuity products with GMWB riders. The GMWB product is a bifurcated embedded derivative (“GMWB product derivatives”) that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to GMWB. The reinsurance contracts covering GMWB (“GMWB reinsurance contracts”) are accounted for as free-standing derivatives with a notional amount equal to the GRB reinsured.

The Company utilizes derivatives (“GMWB hedging instruments”) as part of a dynamic hedging program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders. The GMWB hedging instruments hedge changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. The Company retains the risk for differences between assumed and actual policyholder behavior and between the performance of the actively managed funds underlying the separate accounts and their respective indices.

GMWB Hedging Instruments

	Notional Amount		Fair Value
	December 31, 2017	December 31, 2016	December 31, 2017	December 31, 2016
Customized swaps	$5,023	$5,191	$59	$100
Equity swaps, options, and futures	1,407	1,362	(31)	(27)
Interest rate swaps and futures	3,022	3,703	39	21
Total	$9,452	$10,256	$67	$94

Macro Hedge Program

The Company utilizes equity swaps, options, forwards and futures to provide partial protection against the statutory tail scenario risk arising from GMWB and the GMDB liabilities on the Company’s statutory surplus. These derivatives cover some of the residual risks not otherwise covered by the dynamic hedging program.

Modified Coinsurance Reinsurance Contracts

As of December 31, 2017 and 2016, the Company had approximately $861 and $875, respectively, of invested assets supporting other policyholder funds and benefits payable reinsured under a modified coinsurance arrangement in connection with the sale of the Individual Life business, which was structured as a reinsurance transaction. The assets are primarily held in a trust established by the Company. The Company pays or receives cash quarterly to settle the operating results of the reinsured business, including the investment results. As a result of this modified coinsurance arrangement, the Company has an embedded derivative that transfers to the reinsurer certain unrealized changes in fair value of investments subject to interest rate and credit risk. The notional amount of the embedded derivative reinsurance contracts are the invested assets which are carried at fair value and support the reinsured reserves.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivative Balance Sheet Classification

For reporting purposes, the Company has elected to offset within assets or liabilities based upon the net of the fair value amounts, income accruals, and related cash collateral receivables and payables of OTC derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset. The following fair value amounts do not include income accruals or related cash collateral receivables and payables, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company’s separate accounts, where the associated gains and losses accrue directly to policyholders are not included in the table below. The Company’s derivative instruments are held for risk management purposes, unless otherwise noted in the following table. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company’s derivative activity. Notional amounts are not necessarily reflective of credit risk. The following tables exclude investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements of Notes to the Consolidated Financial Statements.

	Net Derivatives				Asset Derivatives		Liability Derivatives
	Notional Amount		Fair Value		Fair Value		Fair Value
Hedge Designation/ Derivative Type	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016	Dec 31, 2017	Dec 31, 2016
Cash flow hedges
Interest rate swaps	$1,486	$1,794	$—	$7	$6	$9	$(6)	$(2)
Foreign currency swaps	182	164	(12)	(16)	5	10	(17)	(26)
Total cash flow hedges	1,668	1,958	(12)	(9)	11	19	(23)	(28)
Non-qualifying strategies
Interest rate contracts
Interest rate swaps and futures	3,219	2,774	(356)	(411)	339	249	(695)	(660)
Foreign exchange contracts
Foreign currency swaps and forwards	342	382	(6)	36	—	36	(6)	—
Fixed payout annuity hedge	540	804	(170)	(263)	—	—	(170)	(263)
Credit contracts
Credit derivatives that purchase credit protection	80	131	(3)	(3)	—	—	(3)	(3)
Credit derivatives that assume credit risk [1]	380	458	3	4	9	5	(6)	(1)
Credit derivatives in offsetting positions	200	1,006	1	(1)	9	16	(8)	(17)
Equity contracts
Equity index swaps and options	—	100	—	—	—	33	—	(33)
Variable annuity hedge program
GMWB product derivatives [2]	11,390	13,114	(75)	(241)	—	—	(75)	(241)
GMWB reinsurance contracts	2,372	2,709	35	73	35	73	—	—
GMWB hedging instruments	9,452	10,256	67	94	120	190	(53)	(96)
Macro hedge program	7,252	6,532	23	178	45	201	(22)	(23)
Other
Modified coinsurance reinsurance contracts	861	875	55	68	55	68	—	—
Total non-qualifying strategies	36,088	39,141	(426)	(466)	612	871	(1,038)	(1,337)
Total cash flow hedges, fair value hedges, and non-qualifying strategies	$37,756	$41,099	$(438)	$(475)	$623	$890	$(1,061)	$(1,365)
Balance Sheet Location
Fixed maturities, available-for-sale	$39	$121	$—	$—	$—	$—	$—	$—
Other investments	10,340	12,732	135	235	302	325	(167)	(90)
Other liabilities	12,754	11,498	(588)	(577)	231	424	(819)	(1,001)
Reinsurance recoverables	3,233	3,584	90	141	90	141	—	—
Other policyholder funds and benefits payable	11,390	13,164	(75)	(274)	—	—	(75)	(274)
Total derivatives	$37,756	$41,099	$(438)	$(475)	$623	$890	$(1,061)	$(1,365)

[1]        The derivative instruments related to this strategy are held for other investment purposes.

[2]        These derivatives are embedded within liabilities and are not held for risk management purposes.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Offsetting of Derivative Assets/Liabilities

The following tables present the gross fair value amounts, the amounts offset, and net position of derivative instruments eligible for offset in the Company’s Consolidated Balance Sheets. Amounts offset include fair value amounts, income accruals and related cash collateral receivables and payables associated with derivative instruments that are traded under a common master netting agreement, as described in the preceding discussion. Also included in the tables are financial collateral receivables and payables, which are contractually permitted to be offset upon an event of default, although are disallowed for offsetting under U.S. GAAP.

	(i)	(ii)	(iii) = (i) - (ii)			(v) = (iii) - (iv)

			Net Amounts Presented in the Statement of Financial Position		Collateral Disallowed for Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets (Liabilities)	Gross Amounts Offset in the Statement of Financial Position	Derivative Assets [1] (Liabilities) [2]	Accrued Interest and Cash Collateral (Received) [3] Pledged [2]	Financial Collateral (Received) Pledged [4]	Net Amount
As of December 31, 2017
Other investments	$533	$491	$135	$(93)	$—	$42
Other liabilities	(986)	(307)	(588)	(91)	(674)	(5)
As of December 31, 2016
Other investments	$749	$588	$235	$(74)	$101	$60
Other liabilities	(1,091)	(396)	(577)	(118)	(655)	(40)

[1]        Included in other invested assets in the Company’s Consolidated Balance Sheets.

[2]        Included in other liabilities in the Company’s Consolidated Balance Sheets and is limited to the net derivative receivable associated with each counterparty.

[3]        Included in other investments in the Company’s Consolidated Balance Sheets and is limited to the net derivative payable associated with each counterparty.

[4]        Excludes collateral associated with exchange-traded derivative instruments.

Cash Flow Hedges

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current period earnings. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

Derivatives in Cash Flow Hedging Relationships

	Gain (Loss) Recognized in OCI on Derivative (Effective Portion)
	2017	2016	2015
Interest rate swaps	$(13)	$(16)	$3
Foreign currency swaps	4	2	—
Total	$(9)	$(14)	$3

Derivatives in Cash Flow Hedging Relationships
		Gain (Loss) Reclassified from AOCI into Income (Effective Portion)
		2017	2016	2015
Interest rate swaps	Net realized capital (losses) gains	$(1)	$1	$(1)
Interest rate swaps	Net investment income	26	25	33
Foreign currency swaps	Net realized capital gains (losses)	11	(2)	(9)
Total		$36	$24	$23

During the years ended December 31, 2017, 2016, and 2015, the Company had no ineffectiveness recognized in income within net realized gains (losses).

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

As of December 31, 2017, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $54. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to net investment income over the term of the investment cash flows.

During the years ended December 31, 2017, 2016, and 2015, the Company had no net reclassifications from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

Fair Value Hedges

For derivative instruments that are designated and qualify as fair value hedges, the gain or loss on the derivatives as well as the offsetting loss or gain on the hedged items attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative’s gain or loss were included in the assessment of hedge effectiveness.

For the years ended December 31, 2017, 2016, and 2015, the Company recognized in income immaterial gains and (losses) for the ineffective portion of fair value hedges related to the derivative instrument and the hedged item.

Non-qualifying Strategies

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses).

Non-qualifying Strategies Gain (Loss) Recognized within Net Realized Capital Gains (Losses)
	December 31,
	2017	2016	2015
Variable annuity hedge program
GMWB product derivatives	$231	$88	$(59)
GMWB reinsurance contracts	(49)	(14)	17
GMWB hedging instruments	(134)	(112)	(45)
Macro hedge program	(260)	(163)	(46)
Total variable annuity hedge program	(212)	(201)	(133)
Foreign exchange contracts
Foreign currency swaps and forwards	(9)	32	5
Fixed payout annuity hedge	4	25	(21)
Total foreign exchange contracts	(5)	57	(16)
Other non-qualifying derivatives
Interest rate contracts
Interest rate swaps, swaptions, and futures	4	(18)	(7)
Credit contracts
Credit derivatives that purchase credit protection	(12)	(9)	3
Credit derivatives that assume credit risk	18	15	(4)
Equity contracts
Equity index swaps and options	3	30	19
Commodity contracts
Commodity options	—	—	(5)
Other
Modified coinsurance reinsurance contracts	(13)	(12)	46
Total other non-qualifying derivatives	(13)	(12)	46
Total [1]	$(217)	$(138)	$(97)

[1]        Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that are permissible under the Company’s investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and CMBS issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2017

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$120	$3	5 years	Corporate Credit/ Foreign Gov.	A-	$—	$—
Below investment grade risk exposure	43	—	Less than 1 Year	Corporate Credit	B	43	—
Basket credit default swaps [4]
Investment grade risk exposure	250	—	5 years	Corporate Credit	BBB+	—	—
Below investment grade risk exposure	22	2	3 years	Corporate Credit	B+	22	—
Investment grade risk exposure	15	(1)	4 years	CMBS Credit	A	5	—
Below investment grade risk exposure	30	(5)	Less than 1 Year	CMBS Credit	CCC	30	5
Total [5]	$480	$(1)				$100	$5

As of December 31, 2016

				Underlying Referenced Credit Obligation(s) [1]
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Weighted Average Years to Maturity	Type	Average Credit Rating	Offsetting Notional Amount [3]	Offsetting Fair Value [3]
Single name credit default swaps
Investment grade risk exposure	$88	$—	3 years	Corporate Credit/ Foreign Gov.	A	$45	$—
Below investment grade risk exposure	43	—	1 year	Corporate Credit	B-	43	—
Basket credit default swaps [4]
Investment grade risk exposure	493	5	3 years	Corporate Credit	BBB+	225	(1)
Below investment grade risk exposure	22	2	4 years	Corporate Credit	B	22	(2)
Investment grade risk exposure	158	(2)	2 years	CMBS Credit	AA+	111	1
Below investment grade risk exposure	57	(13)	1 year	CMBS Credit	CCC	57	13
Embedded credit derivatives
Investment grade risk exposure	100	100	Less than 1 year	Corporate Credit	A+	—	—
Total [5]	$961	$92				$503	$11

[1]        The average credit ratings are based on availability and are generally the midpoint of the available ratings among Moody’s, S&P, Fitch and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.

[2]        Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules and applicable law which include collateral posting requirements. There is no additional specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

[3]        The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

[4]        Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

[5]        Excludes investments that contain an embedded credit derivative for which the Company has elected the fair value option. For further discussion, see the Fair Value Option section in Note 2 - Fair Value Measurements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

4. Derivatives (continued)

Derivative Collateral Arrangements

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2017 and 2016, the Company pledged cash collateral associated with derivative instruments with a fair value of $32 and $134, respectively, for which the collateral receivable has been primarily included within other assets on the Company’s Consolidated Balance Sheets. As of December 31, 2017 and 2016, the Company also pledged securities collateral associated with derivative instruments with a fair value of $729 and $830, respectively, which have been included in fixed maturities on the Consolidated Balance Sheets. The counterparties have the right to sell or re-pledge these securities.

As of December 31, 2017 and 2016, the Company accepted cash collateral associated with derivative instruments of $310 and $333, respectively, which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amounts recorded in other investments or other liabilities as determined by the Company’s election to offset on the balance sheet. The Company also accepted securities collateral as of December 31, 2016 with a fair value of $107, of which the Company has the ability to sell or repledge $81. As of December 31, 2017 the Company did not hold any securties collateral. As of December 31, 2017 and 2016, the Company had no repledged securities and did not sell any securities.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance

The Company cedes insurance to affiliated and unaffiliated insurers to enable the Company to manage capital and risk exposure. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company’s procedures include careful initial selection of its reinsurers, structuring agreements to provide collateral funds where necessary, and regularly monitoring the financial condition and ratings of its reinsurers.

Reinsurance Recoverables

Reinsurance recoverables include balances due from reinsurance companies and are presented net of an allowance for uncollectible reinsurance. Reinsurance recoverables include an estimate of the amount of gross losses and loss adjustment expense reserves that may be ceded under the terms of the reinsurance agreements, including incurred but not reported unpaid losses. The Company’s estimate of losses and loss adjustment expense reserves ceded to reinsurers is based on assumptions that are consistent with those used in establishing the gross reserves for business ceded to the reinsurance contracts. The Company calculates its ceded reinsurance projection based on the terms of any applicable reinsurance agreements, including an estimate of how incurred but not reported losses will ultimately be ceded under reinsurance agreements. Accordingly, the Company’s estimate of reinsurance recoverables is subject to similar risks and uncertainties as the estimate of the gross reserve for future policy benefits.

The Company’s reinsurance recoverables are summarized as follows:

	As of December 31,
Reinsurance Recoverables	2017	2016
Reserve for future policy benefits and other policyholder funds and benefits payable
Sold businesses (MassMutual and Prudential)	$19,448	$19,363
Other reinsurers	1,337	1,362
Gross reinsurance recoverables	$20,785	$20,725

As of December 31, 2017, the Company has reinsurance recoverables from MassMutual and Prudential of $8.3 billion and $11.1 billion, respectively. As of December 31, 2016, the Company has reinsurance recoverables from MassMutual and Prudential of $8.6 billion and $10.8 billion, respectively. The Company’s obligations to its direct policyholders that have been reinsured to MassMutual and Prudential are secured by invested assets held in trust. As of December 31, 2017, net of invested assets held in trust, the Company has no reinsurance-related concentrations of credit risk greater than 10% of the Company’s Consolidated Stockholder’s Equity.

No allowance for uncollectible reinsurance is required as of December 31, 2017 and December 31, 2016. The allowance for uncollectible reinsurance reflects management’s best estimate of reinsurance cessions that may be uncollectible in the future due to reinsurers’ unwillingness or inability to pay. The Company analyzes recent developments in commutation activity between reinsurers and cedants, recent trends in arbitration and litigation outcomes in disputes between reinsurers and cedants and the overall credit quality of the Company’s reinsurers. Based on this analysis, the Company may adjust the allowance for uncollectible reinsurance or charge off reinsurer balances that are determined to be uncollectible. Where its contracts permit, the Company secures future claim obligations with various forms of collateral, including irrevocable letters of credit, secured trusts, funds held accounts and group-wide offsets.

Due to the inherent uncertainties as to collection and the length of time before reinsurance recoverables become due, it is possible that future adjustments to the Company’s reinsurance recoverables, net of the allowance, could be required, which could have a material adverse effect on the Company’s consolidated results of operations or cash flows in a particular quarter or annual period.

Insurance Revenues

The effect of reinsurance on earned premiums, fee income and other is as follows:

	Year Ended December 31,
	2017	2016	2015
Gross earned premiums, fee income and other	$2,434	$2,659	$2,877
Reinsurance assumed	116	129	113
Reinsurance ceded	(1,539)	(1,616)	(1,801)
Net earned premiums, fee income and other	$1,011	$1,172	$1,189

The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies. Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $1,150, $1,131, and $1,094 for the years ended December 31, 2017, 2016, and 2015, respectively. In addition, the Company has reinsured a portion of the risk associated with U.S. variable annuities and the associated GMDB and GMWB riders.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

5. Reinsurance (continued)

The Company also maintains a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”), whereby the Company has ceded all of its group life and group accident and health risk business to HLA. Under this treaty, the Company ceded group life premium of $27, $40, and $64 for the years ended December 31, 2017, 2016, and 2015, respectively. The Company ceded accident and health premiums to HLA of $70, $86, and $129 for the years ended December 31, 2017, 2016, and 2015, respectively.

6. Deferred Policy Acquisition Costs

Changes in the DAC Balance
	For the years ended December 31,
	2017	2016	2015
Balance, beginning of period	$463	$542	$521
Deferred costs	2	7	7
Amortization — DAC	(51)	(40)	(82)
Amortization — Unlock benefit (charge), pre-tax	3	(74)	13
Adjustments to unrealized gains and losses on securities AFS and other	(12)	28	83
Balance, end of period	$405	$463	$542

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities

Changes in Reserves for Future Policy Benefits
	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2] [4]	Total
Liability balance as of January 1, 2017	$786	$2,627	$10,587	$14,000
Incurred [3]	185	313	777	1,275
Paid	(98)	—	(787)	(885)
Change in unrealized investment gains and losses	—	—	92	92
Liability balance as of December 31, 2017	$873	$2,940	$10,669	$14,482
Reinsurance recoverable asset, as of January 1, 2017	$432	$2,627	$1,697	$4,756
Incurred [3]	113	313	108	534
Paid	(81)	—	(63)	(144)
Reinsurance recoverable asset, as of December 31, 2017	$464	$2,940	$1,742	$5,146

	Universal Life-Type Contracts
	GMDB/GMWB [1]	Life Secondary Guarantees	Traditional Annuity and Other Contracts [2]	Total Future Policy Benefits
Liability balance as of January 1, 2016	$863	$2,313	$10,674	$13,850
Incurred [3]	37	314	671	1,022
Paid	(114)	—	(785)	(899)
Change in unrealized investment gains and losses	—	—	27	27
Liability balance as of December 31, 2016	$786	$2,627	$10,587	$14,000
Reinsurance recoverable asset, as of January 1, 2016	$523	$2,313	$1,823	$4,659
Incurred [3]	—	314	(56)	258
Paid	(91)	—	(70)	(161)
Reinsurance recoverable asset, as of December 31, 2016	$432	$2,627	$1,697	$4,756

[1]

These liability balances include all GMDB benefits, plus the life-contingent portion of GMWB benefits in excess of the return of the GRB. GMWB benefits up to the GRB are embedded derivatives held at fair value and are excluded from these balances.

[2]	Represents life-contingent reserves for which the company is subject to insurance and investment risk.
[3]	Includes the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves.
[4]	Includes $285 of gross reserves and $288 of reinsurance recoverables that relates to business HLIC cedes to HLA.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

7. Reserves for Future Policy Benefits and Separate Account Liabilities (continued)

Account Value by GMDB/GMWB Type as of December 31, 2017
	Account Value (“AV”) [8]	Net amount at Risk (“NAR”) [9]	Retained Net Amount at Risk (“RNAR”) [9]	Weighted Average Attained Age of Annuitant
MAV [1]
MAV only	$13,769	$1,995	$300	71
With 5% rollup [2]	1,152	131	41	72
With Earnings Protection Benefit Rider (“EPB”) [3]	3,498	541	82	71
With 5% rollup & EPB	477	108	23	73
Total MAV	18,896	2,775	446
Asset Protection Benefit (“APB”) [4]	10,107	92	62	70
Lifetime Income Benefit (“LIB”) – Death Benefit [5]	452	4	4	71
Reset [6] (5-7 years)	2,469	6	5	70
Return of Premium (“ROP”) [7] /Other	8,899	52	50	71
Subtotal Variable Annuity with GMDB/GMWB [10]	$40,823	$2,929	$567	71
Less: General Account Value with GMDB/GMWB	3,615
Subtotal Separate Account Liabilities with GMDB	37,208
Separate Account Liabilities without GMDB	78,626
Total Separate Account Liabilities	$115,834

[1]	MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 years (adjusted for withdrawals).
[2]

Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

[3]

EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract’s growth. The contract’s growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

[4]	APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).
[5]	LIB GMDB is the greatest of current AV; net premiums paid; or, for certain contracts, a benefit amount generally based on market performance that ratchets over time.
[6]	Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 years (adjusted for withdrawals).
[7]	ROP GMDB is the greater of current AV and net premiums paid.
[8]	AV includes the contract holder’s investment in the separate account and the general account.
[9]

NAR is defined as the guaranteed minimum death benefit in excess of the current AV. RNAR represents NAR reduced for reinsurance. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

[10]

Some variable annuity contracts with GMDB also have a life-contingent GMWB that may provide for benefits in excess of the return of the GRB. Such contracts included in this amount have $6.2 billion of total account value and weighted average attained age of 73 years. There is no NAR or retained NAR related to these contracts. Includes $1.9 billion of account value for contracts that had a GMDB at issue but no longer have a GMDB due to certain elections made by policyholders or their beneficiaries.

Account Balance Breakdown of Variable Separate Account Investments for Contracts with Guarantees
Asset type	December 31, 2017	December 31, 2016
Equity securities (including mutual funds)	$34,496	$33,880
Cash and cash equivalents	2,712	3,045
Total	$37,208	$36,925

As of December 31, 2017 and December 31, 2016, approximately 15% and 16% of the equity securities (including mutual funds), in the preceding table were funds invested in fixed income securities and approximately 85% and 84% were funds invested in equity securities.

For further information on guaranteed living benefits that are accounted for at fair value, such as GMWB, see Note 2 - Fair Value Measurements of Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

8. Debt

Collateralized Advances

The Company is a member of the Federal Home Loan Bank of Boston (“FHLBB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. FHLBB membership requires the company to own member stock and advances require the purchase of activity stock. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The CTDOI will permit the Company to pledge up to $0.9 billion in qualifying assets to secure FHLBB advances for 2018. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI in order to exceed these limits. As of December 31, 2017, the Company had no advances outstanding under the FHLBB facility.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Income Taxes

The provision (benefit) for income taxes consists of the following:

	For the years ended December 31,
	2017	2016	2015
Income Tax Expense (Benefit)
Current - U.S. Federal	$4	$2	$36
Deferred - U.S. Federal	418	72	(6)
Total income tax expense	$422	$74	$30

Deferred tax assets and liabilities on the consolidated balance sheets represent the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets (liabilities) include the following:

	As of December 31,
Deferred Tax Assets	2017	2016
Tax basis deferred policy acquisition costs	$60	$101
Unearned premium reserve and other underwriting related reserves	4	6
Financial statement deferred policy acquisition costs and reserves	39	32
Investment-related items	155	135
Insurance product derivatives	12	79
Net operating loss carryover	681	1,155
Alternative minimum tax credit [1]	—	232
Foreign tax credit carryover	23	40
Other	29	191
Total Deferred Tax Assets	1,003	1,971
Deferred Tax Liabilities
Net unrealized gain on investments	(398)	(480)
Employee benefits	(49)	(54)
Total Deferred Tax Liabilities	(447)	(534)
Net Deferred Tax Assets	$556	$1,437

[1] Amount was reclassified to current tax receivable within other assets of the consolidated balance sheets.

On December 22, 2017, the U.S. government enacted comprehensive tax legislation commonly referred to as the Tax Cuts and Jobs Act (“Tax Reform”). Tax Reform establishes new tax laws that will affect 2018, including, but not limited to, (1) reduction of the U.S. federal corporate income tax rate from 35% to 21%; (2) elimination of the corporate alternative minimum tax (AMT) and changing how existing AMT credits can be realized, (3) limitations on the deductibility of certain executive compensation, (4) changes to the discounting of statutory reserves for tax purposes, (5) modifications to the dividends received deduction, and (6) limitations on net operating losses (NOLs) generated after December 31, 2017 though there is no impact to the Company’s current NOL carryforwards.

In connection with our initial analysis of the impact of Tax Reform, the Company recorded a provisional net income tax expense of $396 in the period ending December 31, 2017. This net expense consists of a $379 reduction of The Company’s deferred tax assets primarily due to the reduction in the U.S. federal corporate income tax rate and a $17 sequestration fee payable associated with refundable AMT credits. Net of the sequestration fee payable, the Company’s AMT credits of $234 have been reclassified to a current income tax receivable within other assets in the accompanying consolidated balance sheets. Tax reform allows for the refund of AMT credits over time but no later than 2022.

For components where we have made provisional estimates of the impact of Tax Reform, particularly the estimated amount of sequestration fee payable, adjustments to income tax expense, if any, will be made in the period the adjustments become known in 2018.

Under a separate entity approach, no current tax benefits would have been required to be recorded to equity in 2017, 2016, or 2015.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics and business considerations such as asset-liability matching.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Income Taxes (continued)

Net deferred income taxes include the future tax benefits associated with the net operating loss carryover and foreign tax credit carryover as follows:

Net Operating Loss Carryover

As of December 31, 2017 and 2016, the net deferred tax asset included the expected tax benefit attributable to net operating losses of $3,243 and $3,301, respectively. If unutilized, $3,240 of the losses expire from 2023-2036. Utilization of these loss carryovers is dependent upon the generation of sufficient future taxable income.

Most of the net operating loss carryover originated from the Company’s U.S. annuity business, including from the hedging program. Given the continued runoff of the U.S. fixed and variable annuity business, the exposure to taxable losses is significantly lessened. Accordingly, given the expected future ultimate parent’s consolidated group earnings, the Company believes sufficient taxable income will be generated in the future to utilize its net operating loss carryover. Although the Company believes there will be sufficient future taxable income to fully recover the remainder of the loss carryover, the Company’s estimate of the likely realization may change over time. As a condition of the close, in connection with the pending sale of HLI and subsidiaries, the Company will forego approximately $460 of deferred tax assets associated with net operating loss carryovers and foreign tax credits that will be retained by The Hartford. These deferred tax assets continue to be reflected as an asset in the accompanying financial statements as non-recoverability is contingent on the closing of the sale of the business.

Foreign Tax Credit Carryover

As of December 31, 2017 and 2016, the net deferred tax asset included the expected tax benefit attributable to foreign tax credit carryover of $23 and $40 respectively. The foreign tax credit carryovers expire from 2023 to 2024. These credits are available to offset regular federal income taxes from future taxable income and although the Company believes there will be sufficient future regular federal taxable income, there can be no certainty that future events will not affect the ability to utilize the credits. Additionally, the use of the foreign tax credits generally depends on the generation of sufficient taxable income to first utilize all of the U.S. net operating loss carryover. However, the Company has identified and purchased certain investments which allow for utilization of the foreign tax credits without first using the net operating loss carryover. Consequently, the Company believes it is more likely than not the foreign tax credit carryover will be fully realized. Accordingly, no valuation allowance has been provided.

Alternative Minimum Tax Credit and Foreign Tax Credit Carryover

As noted above, because AMT credits are refundable the Company reflected AMT credits, net of a sequestration fee payable, as a current tax receivable at its undiscounted amount and they are no longer included as deferred tax assets.

Including AMT credits, the Company has a current income tax receivable of $341 and $64 as of December 31, 2017 and 2016, respectively.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The federal audit of the years 2012 and 2013 was completed as of March 31, 2017 with no additional adjustments. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company’s unrecognized tax benefits are settled with the parent consistent with the terms of a tax sharing agreement. The Company’s effective tax rate for the year ended December 31, 2017 reflects a $3 net increase in the provision for income taxes from intercompany tax settlements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Income Taxes (continued)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

	For the years ended December 31,
	2017	2016	2015
Tax provision at the U.S. federal statutory rate	$132	$125	$186
Dividends received deduction (“DRD”)	(102)	(76)	(152)
Foreign related investments	(7)	(7)	(3)
IRS audit adjustments	—	31	—
Tax Reform	396	—	—
Other	3	1	(1)
Provision for income taxes	$422	$74	$30

The separate account DRD is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds, amounts of short-term capital gains at the mutual fund level and the Company’s taxable income before the DRD. The Company evaluates its DRD computations on a quarterly basis.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Commitments and Contingencies

Contingencies Relating to Corporate Litigation and Regulatory Matters

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its “best estimate,” or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated liability at the low end of the range of losses.

Litigation

The Company is involved in claims litigation arising in the ordinary course of business with respect to life, disability and accidental death and dismemberment insurance policies and with respect to annuity contracts. The Company accounts for such activity through the establishment of reserves for future policy benefits. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. Such actions have alleged, for example, bad faith in the handling of insurance claims and improper sales practices in connection with the sale of insurance and investment products. Some of these actions also seek punitive damages. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s consolidated financial condition, results of operations or cash flows in particular quarterly or annual periods.

Lease Commitments

The rent paid to Hartford Fire Insurance Company (“Hartford Fire”) for operating leases was $2, $2 and $9 for the years ended December 31, 2017, 2016 and 2015, respectively.

Operating Leases
2018	$6
2019	5
2020	4
2021	3
2022	2
Thereafter	8
Total minimum lease payments	$28

Unfunded Commitments

As of December 31, 2017, the Company has outstanding commitments totaling $787, of which $683 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, $23 of the outstanding commitments relate to various funding obligations associated with private placement securities. The remaining outstanding commitments of $81 relate to mortgage loans the Company is expecting to fund in the first half of 2018.

Guaranty Fund and Other Insurance-related Assessments

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2017 and 2016 the liability balance was $8. As of December 31, 2017 and 2016 amounts related to premium tax offsets of $11 and $15, respectively, were included in other assets.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10. Commitments and Contingencies (continued)

Derivative Commitments

Certain of the Company’s derivative agreements contain provisions that are tied to the financial strength ratings, as set by nationally recognized statistical agencies, of the individual legal entity that entered into the derivative agreement. If the legal entity’s financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances enable the counterparties to terminate the agreements and demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity’s ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2017, was $692. Of this $692 the legal entities have posted collateral of $847, which is inclusive of initial margin requirements, in the normal course of business. In addition, the Company has posted collateral of $31 associated with a customized GMWB derivative. Based on derivative market values as of December 31, 2017, a downgrade of one or two levels below the current financial strength ratings by either Moody’s or S&P would not require additional assets to be posted as collateral. These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we post, when required, would be primarily in the form of U.S. Treasury bills, U.S. Treasury notes and government agency securities.

On October 23, 2017, Moody’s lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company to Baa3. Given this downgrade action, termination rating triggers in two derivative counterparty relationships in which the Company has open derivative contracts were impacted. The Company has successfully re-negotiated the rating triggers with these counterparties. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company and Hartford Life Insurance Company. In addition, as a result of the downgrade of Hartford Life and Annuity Insurance Company, the Company is required to post an additional $9 of collateral related to a single counterparty relationship.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11. Transactions with Affiliates

Parent Company Transactions

Transactions of the Company with Hartford Fire Insurance Company (“Hartford Fire”), Hartford Holdings Inc. (“HHI”) and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions, and employee costs. In addition, the Company has issued structured settlement contracts to fund claims settlements of property casualty insurance companies and self -insured entities. In many cases, the structured settlement contracts are to fund claim settlements of the Company’s affiliated property and casualty companies whereby these property and casualty companies transferred funds to another affiliate of the Company to purchase the contracts. The Company had $0 and $53, respectively, of reserves for claim annuities purchased by affiliated entities as of December 31, 2017 and December 31, 2016, respectively. Reserves for annuities issued by the Company to The Hartford’s property and casualty subsidiaries to fund structured settlement payments where the claimant has not released The Hartford’s property and casualty subsidiaries of their primary obligation totaled $682 and $711 as of December 31, 2017 and 2016, respectively.

Substantially all general insurance expenses related to the Company are initially paid by The Hartford. Expenses are allocated to the Company using specific identification if available, or other applicable methods, that would include a blend of revenue, expense and capital.

The Company issued a guarantee to retirees and vested terminated employees of The Hartford Retirement Plan for U.S. Employees (the “Plan”) who retired or terminated prior to January 1, 2004 (the Retirees”). The Plan is sponsored by The Hartford. The guarantee is a commitment to pay all accrued benefits which the Retiree or the Retiree’s designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. In June 2017, The Hartford purchased a group annuity contract with The Prudential Insurance Company of America and settled a portion of The Hartford’s benefit obligation, which included, among others, the Retirees. With the purchase of this group annuity contract, The Hartford has transferred its responsibility for the Retirees’ pension benefits to The Prudential Insurance Company of America, thereby causing the Plan to have no further liability with respect to any and all of the benefits of the Retirees. Accordingly, the discharge of the underlying pension obligation has extinguished the Company’s guarantee.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of the Company’s products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2017 and December 31, 2016, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

Reinsurance Ceded to Affiliates

The Company maintains a reinsurance agreement with Hartford Life and Accident Insurance Company (“HLA”) whereby the Company cedes both group life and group accident and health risk. Under this agreement, the Company ceded group life premium of $27, $40, and $64 for the years ended December 31, 2017, 2016, and 2015, respectively. The Company ceded accident and health premiums to HLA of $70, $86, and $129 for the years ended December 31, 2017, 2016, and 2015, respectively.

Effective August 1, 2016, the Company recaptured a reinsurance agreement with HLA, a wholly owned subsidiary of Hartford Life, Inc. whereby the Company had ceded a single group annuity contract to HLA under a 100% quota share agreement. As a result of this recapture, the Company received a return of premium of $90 and increased reserves by $63 resulting in a recognized pre-tax gain of approximately $27.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

12. Statutory Results

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners (“NAIC”), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, predominately use interest rate and mortality assumptions prescribed by the NAIC for life benefit reserves, generally carry bonds at amortized cost and present reinsurance assets and liabilities net of reinsurance. For reporting purposes, statutory capital and surplus is referred to collectively as “statutory capital”.

Statutory net income and statutory capital are as follows:

	For the years ended December 31,
	2017	2016	2015
Combined statutory net income	$369	$349	$371
Statutory capital	$3,552	$4,398	$4,939

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries that report under U.S. GAAP. The combined statutory net income above represents the total statutory net income of the Company, and its other insurance subsidiaries.

Regulatory Capital Requirements

The Company’s U.S. insurance companies’ states of domicile impose risk-based capital (“RBC”) requirements. The requirements provide a means of measuring the minimum amount of statutory capital appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company’s total adjusted capital (“TAC”) to its authorized control level RBC (“ACL RBC”). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences (“Company Action Level”) is two times the ACL RBC. The adequacy of a company’s capital is determined by the ratio of a company’s TAC to its Company Action Level, known as the “RBC ratio”. The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations. The RBC ratios for the Company and its principal life insurance operating subsidiaries were all in excess of 300% of their Company Action Levels as of December 31, 2017 and 2016. The reporting of RBC ratios is not intended for the purpose of ranking any insurance company, or for use in connection with any marketing, advertising or promotional activities.

Dividends

Dividends to the Company from its insurance subsidiaries are restricted by insurance regulation. The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer’s policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a domiciled insurer exceeds the insurer’s earned surplus or certain other thresholds as calculated under applicable state insurance law, the dividend requires the prior approval of the domestic regulator. In addition to statutory limitations on paying dividends, the Company also takes other items into consideration when determining dividends from subsidiaries. These considerations include, but are not limited to, expected earnings and capitalization of the subsidiary, regulatory capital requirements and liquidity requirements of the individual operating company.

In 2017, HLIC paid dividends of $1.4 billion of which $800 was a return of capital used by The Hartford to help fund the HLA acquisition of the Aetna’s U.S. group life and disability business. $550 of the $800 return of capital was funded through an extraordinary dividend from HLAI to the Company and approved by the CTDOI.

On December 4, 2017, The Hartford announced it had entered into a definitive agreement to sell the company’s parent, Hartford Life Inc., to a group of investors led by Cornell capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safara Group. Prior to the expected close in 2018, the Company anticipates paying an additional $300 in dividends to its parent, subject to approval by the CTDOI. The sale is anticipated to close by June 30, 2018, subject to regulatory approval and other closing conditions.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Changes in and Reclassifications From Accumulated Other Comprehensive Income

Changes in AOCI, Net of Tax for the Year Ended December 31, 2017
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$693	$32	$(3)	$722
OCI before reclassifications	428	(5)	—	423
Amounts reclassified from AOCI	(99)	(23)	—	(122)
OCI, net of tax	329	(28)	—	301
Ending balance	$1,022	$4	$(3)	$1,023

Changes in AOCI, Net of Tax for the Year Ended December 31, 2016
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$539	$57	$(3)	$593
OCI before reclassifications	212	(9)	—	203
Amounts reclassified from AOCI	(58)	(16)	—	(74)
OCI, net of tax	154	(25)	—	129
Ending balance	$693	$32	$(3)	$722

Changes in AOCI, Net of Tax for the Year Ended December 31, 2015
	Changes in
	Net Unrealized Gain on Securities	Net Gain on Cash Flow Hedging Instruments	Foreign Currency Translation Adjustments	AOCI, net of tax
Beginning balance	$1,154	$70	$(3)	$1,221
OCI before reclassifications	(633)	2	—	(631)
Amounts reclassified from AOCI	18	(15)	—	3
OCI, net of tax	(615)	(13)	—	(628)
Ending balance	$539	$57	$(3)	$593

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

13. Changes In and Reclassifications From Accumulated Other Comprehensive Income (continued)

Reclassification from AOCI
	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016	For the Year Ended December 31, 2015	Affected Line Item in the Consolidated Statement of Operations
Net Unrealized Gain on Securities
Available-for-sale securities	$153	$89	$(27)	Net realized capital losses
	153	89	(27)	Income before income taxes
	54	31	(9)	Income tax expense
	$99	$58	$(18)	Net (loss) income
Net Gains on Cash-Flow Hedging Instruments
Interest rate swaps	$(1)	$1	$(1)	Net realized capital losses
Interest rate swaps	26	25	33	Net investment income
Foreign currency swaps	11	(2)	(9)	Net realized capital losses
	36	24	23	Income before income taxes
	13	8	8	Income tax expense
	$23	$16	$15	Net (loss) income
Total amounts reclassified from AOCI	$122	$74	$(3)	Net (loss) income

14. Quarterly Results (Unaudited)

	Three months ended
	March 31,		June 30,		September 30,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
Total revenues	$527	$487	$595	$622	$533	$702	$577	$571
Total benefits, losses and expenses	$441	$478	$450	$474	$462	$610	$503	$464
Net income	$75	$28	$112	$118	$83	$79	$(316)	$57

PART C

OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)		All financial statements are included in Part A and Part B of the Registration Statement.
(b)	(1)	Resolution of the Board of Directors of Hartford Life Insurance Company (“Hartford”) authorizing the establishment of the Separate Account.(1)
	(2)	Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.
	(3)	(a)	Principal Underwriter Agreement.(2)
		(b)	Form of Sales Agreement.(2)
	(4)	Form of Variable Annuity Contract.(3)
	(5)	Form of Application.(3)
	(6)	(a)	Articles of Incorporation of Hartford.(4)
		(b)	Amended and Restated Bylaws of Hartford.(5)
	(7)	Reinsurance Agreement.(2)
	(8)	Fund Participation Agreements and Amendments
		(a)	Alliance Bernstein Investment Research & Management, Inc.(6)
		(b)	American Funds — distributed by Capital Research and
Management Company(6)
		(c)	Fidelity Distributors Corporation(6)
		(d)	Franklin Templeton Distributors, Inc.(6)
		(e)	Hartford Securities Distribution Company, Inc.(6)
(i) Amendments Nos. 1 and 2. (8)
		(f)	Invesco — distributed by A I M Distributors, Inc.(6)
		(g)	OppenheimerFunds Distributor, Inc.(6)
		(h)	PIMCO — distributed by Allianz Global Investors Distributors, Inc.(6)
		(i)	Pioneer Funds Distributor, Inc.(6)
		(j)	Putnam Mutual Funds Corp.(6)
		(k)	Royce Fund Services, Inc.(6)
		(l)	UIF — distributed by Van Kampen Funds Inc.(6)
		(m)	Victory — distributed by BISYS Fund Services Limited
Partnership and Amendment. (6)
		(n)	American Century Investment Services, Inc.(7)
		(o)	Calvert Asset Management Company, Inc.(7)
		(p)	HIMCO Distribution Services Company(7)
	(9)	(a)	Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel & Chief Compliance Officer - Separate Account Two.
(b)

Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account DC-I.

	(10)	(a)	Consent of Deloitte & Touche LLP
		(b)	Consent of KPMG LLP, Hartford Life Insurance Company DC Variable Account - I.
	(11)	Not applicable.
	(12)	Not applicable.
	(99)	Copy of Power of Attorney.

(1)         Incorporated by reference to Post-Effective Amendment No. 24, to the Registration Statement File No. 033-59541, filed on April 22, 2011.

(2)         Incorporated by reference to Post-Effective Amendment No. 28, to the Registration Statement File No. 033-59541, filed on April 22, 2013.

(3)         Incorporated by reference to Post-Effective Amendment No. 32, to the Registration Statement, File No. 033-19946, filed on April 22, 2011.

(4)         Incorporated by reference to Post-Effective Amendment No. 5, to the Registration Statement, File No. 333-145655, filed on August 10, 2010.

(5)         Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement File No. 333-176150, filed on April 25, 2014.

(6)         Incorporated by reference to Post-Effective Amendment No. 33, to the Registration Statement File No. 033-19946, filed on April 23, 2012.

(7)         Incorporated by reference to Post-Effective Amendment No. 37, to the Registration Statement File No. 033-19946, filed on April 28, 2015.

(8)         Incorporated by reference to Post-Effective Amendment No. 54, to the Registration Statement File No. 333-72042, filed on September 22, 2015.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION WITH HARTFORD
Thomas E. Bartell	Vice President
Ellen T. Below	Vice President
John B. Brady	Actuary, Vice President
Kathleen M. Bromage	Senior Vice President
Michael R. Chesman	Senior Vice President, Director of Taxes
Robert A. Cornell	Actuary, Vice President
Christopher S. Conner	Chief Compliance Officer of Separate Accounts
Christopher J. Dagnault(1)	Vice President
Michael R. Hazel	Vice President, Controller
Donna R. Jarvis	Actuary, Vice President
Brion S. Johnson	President, Chairman of the Board, Director*
Diane Krajewski	Vice President
David R. Kryzanski	Vice President
Lisa S. Levin	Corporate Secretary
Craig D. Morrow	Appointed Actuary, Vice President
Robert W. Paiano	Executive Vice President, Director*
Matthew J. Poznar	Senior Vice President, Director*
Lisa M. Proch	Vice President and Chief Compliance Officer of Talcott Resolution
David G. Robinson	Executive Vice President, General Counsel
Peter F. Sannizzaro	Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Robert R. Siracusa	Vice President

Unless otherwise indicated, the principal business address of each of the above individuals is One Hartford Plaza, Hartford, CT 06155.

(1) Address: 500 Bielenberg Drive, Woodbury, MN 55125

*   Denotes Board of Directors.

ITEM 26.                   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement File No. 333-72042, filed on April 30, 2018.

ITEM 27.                   NUMBER OF CONTRACT OWNERS

As of February 28, 2018, there were 67,404 Contract Owners.

ITEM 28.                   INDEMNIFICATION

Section 33-776 of the Connecticut General Statutes states that: “a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive.”

Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a “Proceeding”) because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by-laws, each an “Officer”), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person’s official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation’s Certificate, in each case, as determined in accordance with the procedures set forth in the by-laws. For purposes of the by-laws, a “Covered Entity” shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.                   PRINCIPAL UNDERWRITERS

(a)                   MMLD acts as principal underwriter for the following investment companies:

Hartford Life Insurance Company - Separate Account Two

Hartford Life Insurance Company - Separate Account Two (DC Variable Account I)

Hartford Life Insurance Company - Separate Account Two (DC Variable Account II)

Hartford Life Insurance Company - Separate Account Two (QP Variable Account)

Hartford Life Insurance Company - Separate Account Two (NQ Variable Account)

Hartford Life Insurance Company - Separate Account Eleven

Hartford Life Insurance Company - Separate Account Twelve

(b) Officers and Member Representatives of MML Distributors, LLC

	POSITIONS AND OFFICES	PRINCIPAL BUSINESS
NAME	WITH UNDERWRITER	ADDRESS
Stephen Alibozek	Entity Contracting Officer	*
Edward K. Duch III	Assistant Secretary	*
Michael Fanning	Member Representative, MassMutual Holding LLC and Massachusetts Mutual Life Insurance Company	*
Bruce C. Frisbie	Assistant Treasurer	*
Brian Haendiges	Vice President	**
Nathan L. Hall	Chief Financial Officer Treasurer	**
Teresa Hassara	Vice President	**
Aruna Hobbs	Vice President	**
H. Bradford Hoffman	Chief Risk Officer	*
Kevin LaComb	Assistant Treasurer	*
Mario Morton	Registration Manager	*
Alyssa O’Connor	Assistant Secretary	*
Laura Perlotto	Assistant Vice President and AML Compliance Officer	*
Todd Picken	Assistant Treasurer	*
Robert S. Rosenthal	Chief Legal Officer Vice President Secretary	*
Susan Scanlon	Chief Compliance Officer	*
Barbara Upton	Assistant Vice President and Continuing Education Officer	**
Donna Watson	Assistant Treasurer	**
Eric Wietsma	Chief Executive Officer President	**
Tina Wilson	Vice President	**

*                 Address: 1295 State Street, Springfield, MA 01111-0001

**          Address: 100 Bright Meadow Blvd., Enfield, CT 06082

ITEM 30.                   LOCATION OF ACCOUNTS AND RECORDS

All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Massachusetts Mutual Life Insurance Company, as administrator at 1295 State Street, Springfield, MA 01111.

ITEM 31.                   MANAGEMENT SERVICES

All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.                   UNDERTAKINGS

(a)         The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

(b)         The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)          The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)         Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Enfield, and State of Connecticut on this 30th day of April, 2018.

HARTFORD LIFE INSURANCE COMPANY

SEPARATE ACCOUNT TWO -

(DC VARIABLE ACCOUNT I)

(Registrant)

By:	Brion S. Johnson	*By:	/s/ Sadie R. Gordon
	Brion S. Johnson		Sadie R. Gordon
	President and Chairman of the Board*		Attorney-in-Fact

HARTFORD LIFE INSURANCE COMPANY

(Depositor)

By:	Brion S. Johnson
Brion S. Johnson
President and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Brion S. Johnson, President, Chairman of the Board, Director*
Matthew J. Poznar, Senior Vice President, Director*
	*By:	/s/ Sadie R. Gordon
Robert W. Paiano, Executive Vice President, Director*		Sadie R. Gordon
Peter F. Sannizzaro, Chief Accounting Officer,		Attorney-in-Fact

Chief Financial Officer, Senior Vice President*	Date:	April 30, 2018

033-19946

EXHIBIT INDEX

(9)	(a)	Opinion and Consent of Lisa Proch, Vice President, Assistant General Counsel & Chief Compliance Officer, Hartford Life Insurance Company Separate Account Two.
(b)

Opinion and Consent of Christopher M. Grinnell, Vice President & Assistant General Counsel, Massachusetts Mutual Life Insurance Company, administrator and exclusive agent of Hartford Life Insurance Company Separate Account DC-I.

(10)	(a)	Consent of Deloitte & Touche LLP
	(b)	Consent of KPMG LLP, Hartford Life Insurance Company DC Variable Account - I.
(99)	Copy of Power of Attorney.